PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities — 13.7%
Ameriquest Mortgage Securities, Inc., Pass-Through Certificates,
Series 2005-R1, Class M4,
1 mo. USD LIBOR + 1.110%,
1.216%, due 03/25/35[1]	200,000	200,240
Series 2005-R11, Class M1,
1 mo. USD LIBOR + 0.675%,
0.781%, due 01/25/36[1]	5,619	5,618
AMMC CLO 16 Ltd.,
Series 2015-16A, Class AR2,
3 mo. USD LIBOR + 0.980%,
1.166%, due 04/14/29[1,2]	2,700,000	2,699,533
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD LIBOR + 1.000%,
1.106%, due 10/25/34[1]	128,126	127,817
Anchorage Capital CLO Ltd.,
Series 2015-6A, Class ARR,
3 mo. USD LIBOR + 1.050%,
1.234%, due 07/15/30[1,2]	900,000	900,188
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 1.200%,
1.306%, due 08/25/34[1]	4,307,551	4,310,554
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD LIBOR + 0.640%,
0.746%, due 08/25/32[1]	125,924	121,080
Series 2002-4, Class 2A1,
1 mo. USD LIBOR + 0.740%,
0.846%, due 10/25/32[1]	9,000	8,940
CIFC Funding Ltd.,
Series 2015-5A, Class A1R,
3 mo. USD LIBOR + 0.860%,
1.036%, due 10/25/27[1,2]	758,826	758,953
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A,
1 mo. USD LIBOR + 1.350%,
1.456%, due 10/25/37[1,2]	707,398	710,978
Colombia Cent CLO Ltd.,
Series 2018-27A, Class A1,
3 mo. USD LIBOR + 1.150%,
1.326%, due 10/25/28[1,2]	1,676,791	1,677,032
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD LIBOR + 0.500%,
0.606%, due 07/25/34[1]	78,282	75,575

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities— (continued)
Series 2004-6, Class M1,
1 mo. USD LIBOR + 0.900%,
1.006%, due 10/25/34[1]	94,238	92,597
CWABS, Inc. Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD LIBOR + 0.720%,
0.826%, due 07/25/34[1]	93,248	92,198
Dryden Senior Loan Fund,
Series 2017-47A, Class A1R,
3 mo. USD LIBOR + 0.980%,
1.164%, due 04/15/28[1,2]	1,800,000	1,800,191
Dryden XXV Senior Loan Fund,
Series 2012-25A, Class ARR,
3 mo. USD LIBOR + 0.900%,
1.084%, due 10/15/27[1,2]	2,352,453	2,352,796
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD LIBOR + 1.500%,
1.606%, due 08/25/40[1,2]	67,812	68,160
Equifirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD LIBOR + 0.170%,
0.276%, due 04/25/37[1,2]	1,736,851	1,643,051
First Franklin Mortgage Loan Trust,
Series 2005-FFH1, Class M1,
1 mo. USD LIBOR + 0.675%,
0.781%, due 06/25/36[1]	33,421	33,410
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A,
3 mo. USD LIBOR + 1.300%,
1.484%, due 07/15/27[1,2]	1,710,494	1,711,500
Halcyon Loan Advisors Funding Ltd.,
Series 2015-1A, Class AR,
3 mo. USD LIBOR + 0.920%,
1.108%, due 04/20/27[1,2]	649,532	649,590
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1,
1 mo. USD LIBOR + 0.270%,
0.376%, due 05/25/36[1]	136,587	136,470
KGS Alpha SBA,
Series 2012-5, Class A,
0.967%, due 04/25/38[2,3,4,5]	12,743,585	340,518
KVK CLO Ltd.,
Series 2013-1A, Class AR,
3 mo. USD LIBOR + 0.900%,
1.086%, due 01/14/28[1,2]	1,092,503	1,092,638

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities— (continued)
LCM XV LP,
Series 15A, Class AR2,
3 mo. USD LIBOR + 1.000%,
1.188%, due 07/20/30[1,2]	4,900,000	4,900,485
LCM XX LP,
Series 20A, Class AR,
3 mo. USD LIBOR + 1.040%,
1.228%, due 10/20/27[1,2]	172,629	172,722
Legacy Mortgage Asset Trust,
Series 2019-GS4, Class A1,
3.438%, due 05/25/59[2,6]	315,348	316,449
Morgan Stanley ABS Capital I, Inc.,
Series 2005-WMC6, Class M3,
1 mo. USD LIBOR + 0.765%,
0.871%, due 07/25/35[1]	26,426	27,014
Mountain View CLO XIV Ltd.,
Series 2019-1A, Class A1,
3 mo. USD LIBOR + 1.120%,
1.298%, due 04/15/29[1,2]	3,000,000	2,984,997
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A, Class A1R,
3 mo. USD LIBOR + 0.850%,
1.034%, due 07/15/27[1,2]	184,984	185,007
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD LIBOR + 0.180%,
0.286%, due 04/25/37[1]	57,795	40,032
OZLM XIII Ltd.,
Series 2015-13A, Class A1R,
3 mo. USD LIBOR + 1.080%,
1.266%, due 07/30/27[1,2]	249,883	249,699
Palmer Square Loan Funding Ltd.,
Series 2018-4A, Class A1,
3 mo. USD LIBOR + 0.900%,
1.094%, due 11/15/26[1,2]	224,987	225,005
Park Place Securities, Inc., Pass-Through Certificates,
Series 2005-WHQ3, Class M4,
1 mo. USD LIBOR + 0.945%,
1.051%, due 06/25/35[1]	172,947	173,988
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.630%,
0.736%, due 12/25/35[1]	314,868	313,853
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD LIBOR + 0.880%,
0.986%, due 08/25/33[1]	126,532	124,655

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities— (continued)
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD LIBOR + 0.750%,
0.856%, due 11/25/35[1]	2,100,000	2,070,390
Sound Point CLO XII Ltd.,
Series 2016-2A, Class AR2,
3 mo. USD LIBOR + 1.050%,
1.238%, due 10/20/28[1,2]	1,312,694	1,312,722
Sound Point CLO XIV Ltd.,
Series 2016-3A, Class AR2,
3 mo. USD LIBOR + 0.990%,
1.163%, due 01/23/29[1,2]	984,574	983,781
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD LIBOR + 0.200%,
0.306%, due 06/25/37[1]	326,986	268,950
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD LIBOR + 0.135%,
0.241%, due 07/25/36[1,2]	137,467	134,835
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD LIBOR + 0.690%,
0.796%, due 09/25/35[1]	1,506,238	1,476,900
Symphony CLO XIV Ltd.,
Series 2014-14A, Class AR,
3 mo. USD LIBOR + 0.950%,
1.136%, due 07/14/26[1,2]	454,830	454,896
Symphony CLO XVII Ltd.,
Series 2016-17A, Class AR,
3 mo. USD LIBOR + 0.880%,
1.064%, due 04/15/28[1,2]	427,733	427,795
Telos CLO Ltd.,
Series 2014-5A, Class A1R,
3 mo. USD LIBOR + 0.950%,
1.140%, due 04/17/28[1,2]	1,599,226	1,598,513
Tralee CLO III Ltd.,
Series 2014-3A, Class AR,
3 mo. USD LIBOR + 1.030%,
1.218%, due 10/20/27[1,2]	1,090,229	1,090,325
Tralee CLO V Ltd.,
Series 2018-5A, Class A1,
3 mo. USD LIBOR + 1.110%,
1.298%, due 10/20/28[1,2]	1,083,990	1,084,085

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities— (concluded)
Venture CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD LIBOR + 1.060%,
1.244%, due 07/15/31[1,2]	500,000	498,924
Venture XXI CLO Ltd.,
Series 2015-21A, Class AR,
3 mo. USD LIBOR + 0.880%,
1.064%, due 07/15/27[1,2]	509,231	509,295
Zais CLO 1 Ltd.,
Series 2014-1A, Class A1AR,
3 mo. USD LIBOR + 1.150%,
1.334%, due 04/15/28[1,2]	485,463	485,728
Total asset-backed securities (cost—$42,923,632)		43,720,672

Mortgage-backed securities — 19.2%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
2.986%, due 11/25/35[3]	401,998	357,681
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
3.267%, due 03/26/37[2,3]	80,253	70,381
Series 2011-R11, Class 8A5,
0.511%, due 07/26/36[2,3]	19,806	19,755
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[2,3]	225,087	208,095
Series 2013-RR5, Class 5A1,
12 mo. MTA + 0.840%,
1.100%, due 11/26/46[1,2]	42,069	42,423
Bear Stearns ARM Trust,
Series 2002-11, Class 1A2,
2.827%, due 02/25/33[3]	2,460	2,283
Series 2004-2, Class 12A2,
2.699%, due 05/25/34[3]	28,657	27,074
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[6]	344,320	358,799
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[6]	514,423	529,742
BX Commercial Mortgage Trust,
Series 2018-IND, Class A,
1 mo. USD LIBOR + 0.750%,
0.865%, due 11/15/35[1,2]	2,125,349	2,125,348
Series 2018-IND, Class D,
1 mo. USD LIBOR + 1.300%,
1.415%, due 11/15/35[1,2]	5,600,000	5,599,998

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities— (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1A, Class A1,
1 mo. USD LIBOR + 0.280%,
0.386%, due 01/25/35[1,2]	28,238	28,760
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
2.904%, due 05/19/33[3]	3,299	3,179
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	26,052	15,115
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class A,
4.149%, due 01/10/36[2]	3,200,000	3,445,637
CSMC Trust,
Series 2013-MH1, Class A,
4.787%, due 05/27/53[2,3]	996,913	1,095,893
FHLMC Multifamily Structured Pass-Through Certificates,
Series K027, Class X1,
0.850%, due 01/25/23[3]	6,122,883	63,780
Series KAIV, Class X1,
1.132%, due 06/25/21[3]	1,573,042	44
Series KP05, Class AH,
3.254%, due 04/25/23[3]	428,684	436,753
FHLMC REMIC,
Series 13, Class B,
7.000%, due 06/25/23	8,076	358
Series 1349, Class PS,
7.500%, due 08/15/22	94	97
Series 1502, Class PX,
7.000%, due 04/15/23	26,342	27,542
Series 1534, Class Z,
5.000%, due 06/15/23	9,493	9,767
Series 1573, Class PZ,
7.000%, due 09/15/23	3,642	3,853
Series 1658, Class GZ,
7.000%, due 01/15/24	2,118	2,252
Series 1694, Class Z,
6.500%, due 03/15/24	23,970	25,614
Series 1775, Class Z,
8.500%, due 03/15/25	1,021	1,146
Series 2136, Class GD,
7.000%, due 03/15/29	1,644	244
Series 2178, Class PI,
7.500%, due 08/15/29	8,563	1,535
Series 23, Class KZ,
6.500%, due 11/25/23	3,828	4,026

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities— (continued)
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
0.615%, due 01/15/32[1]	62,673	62,924
Series 2411, Class FJ,
1 mo. USD LIBOR + 0.350%,
0.465%, due 12/15/29[1]	9,900	9,914
Series 2513, Class AS,
1 mo. USD LIBOR + 8.000%,
7.885%, due 02/15/32[1]	208,058	42,405
Series 2614, Class WO,
0.010%, due 05/15/33	597,871	540,849
Series 3096, Class FL,
1 mo. USD LIBOR + 0.400%,
0.515%, due 01/15/36[1]	96,485	96,794
Series 3114, Class PF,
1 mo. USD LIBOR + 0.400%,
0.515%, due 02/15/36[1]	508,349	515,531
Series 3153, Class UF,
1 mo. USD LIBOR + 0.430%,
0.545%, due 05/15/36[1]	118,826	120,620
Series 3339, Class LI,
1 mo. USD LIBOR + 6.480%,
6.365%, due 07/15/37[1]	568,396	97,938
Series 3442, Class MT,
1 mo. USD LIBOR,
0.115%, due 07/15/34[1]	50,545	47,982
Series 3598, Class JI,
1.666%, due 10/15/37[3]	25,826	1,142
Series 3609, Class LI,
4.500%, due 12/15/24	157	1
Series 3621, Class WI,
1.848%, due 05/15/37[3]	51,395	2,523
Series 3635, Class IB,
1.487%, due 10/15/37[3]	94,596	4,068
Series 3667, Class FW,
1 mo. USD LIBOR + 0.550%,
0.665%, due 02/15/38[1]	27,689	27,329
Series 3671, Class FQ,
1 mo. USD LIBOR + 0.850%,
0.965%, due 12/15/36[1]	787,674	800,602
Series 3684, Class JI,
2.286%, due 11/15/36[3]	221,750	13,907
Series 3838, Class LI,
4.500%, due 04/15/22	2,075	23
Series 3864, Class NT,
1 mo. USD LIBOR + 60.500%,
5.500%, due 03/15/39[1]	373,731	412,384

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities— (continued)
Series 3962, Class KS,
2.292%, due 06/15/38[3]	178,870	11,942
Series 4037, Class PI,
3.000%, due 04/15/27	1,255,981	57,196
Series 4068, Class UF,
1 mo. USD LIBOR + 0.500%,
0.615%, due 06/15/42[1]	736,231	746,717
Series 4076, Class SW,
1 mo. USD LIBOR + 6.050%,
5.935%, due 07/15/42[1]	1,560,025	355,499
Series 4100, Class HI,
3.000%, due 08/15/27	247,648	16,277
Series 4131, Class AI,
2.500%, due 10/15/22	180,805	2,139
Series 4156, Class SA,
1 mo. USD LIBOR + 6.200%,
6.085%, due 01/15/33[1]	1,183,220	193,206
Series 4165, Class TI,
3.000%, due 12/15/42	920,456	67,371
Series 4182, Class QI,
3.000%, due 02/15/33	114,373	8,815
Series 4182, Class YI,
2.500%, due 03/15/28	2,400,651	144,600
Series 4255, Class SN,
1 mo. USD LIBOR + 12.267%,
11.960%, due 05/15/35[1]	342,985	425,663
Series 4263, Class SD,
1 mo. USD LIBOR + 12.267%,
11.961%, due 11/15/43[1]	381,272	479,393
Series 4265, Class ES,
1 mo. USD LIBOR + 13.760%,
13.392%, due 11/15/43[1]	828,981	1,057,954
Series 4324, Class IO,
2.430%, due 08/15/36[3]	117,545	5,977
Series 4338, Class SB,
2.101%, due 10/15/41[3]	123,268	6,054
Series 4367, Class GS,
2.032%, due 03/15/37[3]	74,964	4,493
Series 4394, Class WI,
2.110%, due 08/15/41[3]	67,192	3,308
Series 4438, Class WI,
2.122%, due 11/15/38[3]	206,800	10,748
Series 4457, Class DI,
4.000%, due 08/15/24	330,827	13,897
Series 4463, Class IO,
2.351%, due 02/15/38[3]	148,262	7,344

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities— (continued)
Series 4544, Class IP,
4.000%, due 01/15/46	1,840,502	243,173
Series 4832, Class FW,
1 mo. USD LIBOR + 0.350%,
0.465%, due 04/15/38[1]	1,464,490	1,465,804
Series 4836, Class PO,
0.010%, due 10/15/58	1,104,509	958,651
Series 4839, Class UO,
0.010%, due 08/15/56	668,460	606,606
Series 4940, Class FE,
1 mo. USD LIBOR + 0.550%,
0.656%, due 01/25/50[1]	514,316	518,802
Series 4945, Class F,
1 mo. USD LIBOR + 0.500%,
0.615%, due 12/15/46[1]	226,606	228,793
FHLMC STRIPs,
Series 303, Class C19,
3.500%, due 01/15/43	667,489	101,259
Series 326, Class F2,
1 mo. USD LIBOR + 0.550%,
0.665%, due 03/15/44[1]	482,906	485,909
Series 330, Class F4,
1 mo. USD LIBOR + 0.350%,
0.465%, due 10/15/37[1]	330,262	330,699
Series 345, Class C13,
3.500%, due 08/15/45	1,003,302	115,273
FHLMC Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	434,388	437,190
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	627,513	636,488
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	977,747	981,886
FNMA Aces,
Series 2013-M5, Class X2,
2.441%, due 01/25/22[3]	172,082	767
Series 2016-M11, Class AL,
2.944%, due 07/25/39	1,047,044	1,094,735
Series 2020-M33, Class X2,
2.358%, due 01/25/31[3]	600,000	87,861
FNMA REMIC,
Series 1992-129, Class L,
6.000%, due 07/25/22	193	196
Series 1993-37, Class PX,
7.000%, due 03/25/23	20,520	21,304

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities— (continued)
Series 1997-22, Class F,
0.795%, due 03/25/27[3]	9,327	9,344
Series 2002-60, Class F1,
1 mo. USD LIBOR + 0.400%,
0.506%, due 06/25/32[1]	44,902	44,031
Series 2003-70, Class SH,
1 mo. USD LIBOR + 14.000%,
13.788%, due 07/25/23[1]	67,860	73,522
Series 2007-67, Class FB,
1 mo. USD LIBOR + 0.320%,
0.426%, due 07/25/37[1]	105,121	103,005
Series 2009-33, Class FB,
1 mo. USD LIBOR + 0.820%,
0.926%, due 03/25/37[1]	466,785	478,004
Series 2010-141, Class FA,
1 mo. USD LIBOR + 0.500%,
0.606%, due 12/25/40[1]	236,765	239,967
Series 2010-76, Class SA,
1 mo. USD LIBOR + 6.500%,
6.394%, due 07/25/40[1]	831,990	151,635
Series 2011-86, Class DI,
3.500%, due 09/25/21	3,623	11
Series 2012-111, Class HS,
1 mo. USD LIBOR + 3.667%,
3.578%, due 10/25/42[1]	106,940	105,719
Series 2012-122, Class LI,
4.500%, due 07/25/41	587,242	60,970
Series 2012-128, Class FK,
1 mo. USD LIBOR + 0.350%,
0.456%, due 11/25/42[1]	227,192	228,294
Series 2012-32, Class AI,
3.000%, due 04/25/22	21,061	188
Series 2012-77, Class IO,
1.758%, due 07/25/52[3]	209,317	9,743
Series 2012-90, Class FB,
1 mo. USD LIBOR + 0.440%,
0.546%, due 08/25/42[1]	83,042	83,698
Series 2013-116, Class IY,
3.000%, due 09/25/43	253,669	17,978
Series 2013-28, Class YS,
1 mo. USD LIBOR + 6.150%,
6.044%, due 07/25/42[1]	729,179	111,284
Series 2013-30, Class GI,
3.000%, due 01/25/43	1,100,541	89,745
Series 2013-30, Class JI,
3.000%, due 04/25/43	519,894	63,044

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2013-34, Class PS,
1 mo. USD LIBOR + 6.150%,
6.044%, due 08/25/42[1]	541,831	79,293
Series 2013-44, Class ZG,
3.500%, due 03/25/42	113,500	119,351
Series 2013-45, Class IK,
3.000%, due 02/25/43	963,461	98,202
Series 2013-74, Class YS,
1 mo. USD LIBOR + 6.000%,
5.841%, due 07/25/43[1]	45,574	44,626
Series 2014-42, Class SA,
1.986%, due 07/25/44[3]	226,026	11,877
Series 2014-43, Class BS,
1.801%, due 07/25/44[3]	362,547	19,981
Series 2014-45, Class SA,
2.009%, due 08/25/44[3]	184,255	11,823
Series 2014-47, Class BI,
2.082%, due 08/25/54[3]	343,885	24,451
Series 2014-84, Class AI,
1 mo. USD LIBOR + 6.150%,
0.200%, due 02/25/43[1]	398,114	3,894
Series 2014-92, Class SB,
1.944%, due 01/25/45[3]	215,909	11,753
Series 2015-10, Class SA,
1.844%, due 03/25/45[3]	437,737	22,178
Series 2015-19, Class AI,
1.990%, due 04/25/55[3]	348,650	19,451
Series 2015-47, Class GI,
4.000%, due 06/25/44	102,000	9,626
Series 2015-50, Class SB,
2.190%, due 07/25/45[3]	1,092,461	74,281
Series 2015-58, Class AI,
2.120%, due 08/25/55[3]	204,969	10,684
Series 2015-64, Class KS,
2.058%, due 09/25/45[3]	281,488	15,919
Series 2015-73, Class ES,
1 mo. USD LIBOR + 9.333%,
9.065%, due 10/25/45[1]	236,324	242,896
Series 2016-14, Class IO,
3.000%, due 03/25/46	652,978	66,851
Series 2016-17, Class CS,
1.725%, due 04/25/46[3]	168,274	10,823
Series 2016-52, Class PI,
3.000%, due 04/25/46	737,627	63,289
Series 2016-63, Class YI,
3.500%, due 04/25/46	190,979	8,738

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2016-64, Class IA,
3.000%, due 05/25/46	532,908	73,424
Series 2016-76, Class CS,
1.671%, due 10/25/46[3]	73,560	3,803
Series 2018-28, Class CA,
3.000%, due 05/25/48	598,633	619,076
Series 2018-85, Class FE,
1 mo. USD LIBOR + 0.300%,
0.406%, due 12/25/48[1]	2,513,018	2,511,901
Series 2019-62, Class SN,
1 mo. USD LIBOR + 6.000%,
5.894%, due 11/25/49[1]	307,256	61,103
Series 2020-54, Class WF,
1 mo. USD LIBOR + 0.450%,
0.565%, due 08/25/50[1]	1,151,184	1,162,967
Series 2020-70, Class IO,
2.251%, due 10/25/50[3]	20,569,265	541,706
Series 386, Class 14,
6.500%, due 04/25/38	48,404	11,212
Series 413, Class 111,
4.000%, due 07/25/42[3]	742,281	100,270
Series 419, Class C3,
3.000%, due 11/25/43	138,944	20,517
Series G92-40, Class ZC,
7.000%, due 07/25/22	804	820
Series G94-6, Class PJ,
8.000%, due 05/17/24	2,062	2,176
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD LIBOR + 0.825%,
0.931%, due 01/25/34[1]	420,975	417,473
GNMA REMIC,
Series 2007-18, Class CO,
0.010%, due 03/20/35	27,302	26,301
Series 2010-H01, Class FA,
1 mo. USD LIBOR + 0.820%,
0.929%, due 01/20/60[1]	1,533,489	1,548,673
Series 2013-23, Class IP,
3.500%, due 08/20/42	822,788	122,153
Series 2013-77, Class GI,
3.000%, due 02/20/43	1,389,907	113,112
Series 2013-H19, Class DF,
1 mo. USD LIBOR + 0.650%,
0.758%, due 05/20/63[1]	811,772	816,825

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2013-H20, Class FB,
1 mo. USD LIBOR + 1.000%,
1.108%, due 08/20/63[1]	1,460,814	1,475,116
Series 2013-H23, Class TA,
1 mo. USD LIBOR + 0.720%,
0.828%, due 09/20/63[1]	644,206	648,981
Series 2014-158, Class IA,
3.500%, due 10/20/29	610,078	55,146
Series 2015-126, Class GS,
1 mo. USD LIBOR + 9.333%,
9.065%, due 09/20/45[1]	323,052	341,714
Series 2015-127, Class AS,
2.064%, due 06/20/43[3]	259,537	12,821
Series 2015-165, Class IB,
3.500%, due 11/20/42	325,515	32,448
Series 2015-166, Class SA,
2.460%, due 06/20/42[3]	276,503	12,566
Series 2015-180, Class SA,
2.410%, due 06/20/42[3]	299,811	15,876
Series 2015-42, Class AI,
3.000%, due 05/20/39	117,952	1,652
Series 2015-H27, Class FA,
1 mo. USD LIBOR + 0.750%,
0.858%, due 09/20/65[1]	2,123,650	2,154,137
Series 2015-H29, Class FA,
1 mo. USD LIBOR + 0.700%,
0.808%, due 10/20/65[1]	12,739	12,780
Series 2015-H29, Class FJ,
1 mo. USD LIBOR + 0.680%,
0.788%, due 11/20/65[1]	1,766,630	1,769,619
Series 2015-H30, Class FA,
1 mo. USD LIBOR + 0.680%,
0.788%, due 08/20/61[1]	9,776	9,890
Series 2016-118, Class IE,
3.500%, due 09/20/46	56,380	8,807
Series 2016-138, Class WI,
1.948%, due 08/20/45[3]	244,587	8,825
Series 2016-180, Class WI,
1.926%, due 09/20/45[3]	458,546	15,100
Series 2016-H14, Class FA,
1 mo. USD LIBOR + 0.800%,
0.908%, due 06/20/66[1]	512,560	521,072
Series 2017-15, Class WI,
2.010%, due 11/20/45[3]	295,142	13,945
Series 2017-57, Class WI,
1.958%, due 12/20/45[3]	124,832	4,861

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2017-H23, Class MA,
3.000%, due 11/20/67	1,012,586	1,063,050
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	4,850,661	5,168,784
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD LIBOR + 0.330%,
0.436%, due 12/25/34[1]	4,447	4,377
Indymac Index Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD LIBOR + 0.640%,
0.746%, due 02/25/35[1]	303,388	293,327
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD LIBOR + 0.900%,
1.006%, due 12/25/49[1,2]	2,021,623	2,033,877
JPMorgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD LIBOR + 0.500%,
0.609%, due 06/27/37[1,2]	714,173	576,205
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2,
2.132%, due 12/25/34[3]	119,402	122,241
Series 2004-A, Class A1,
1 mo. USD LIBOR + 0.460%,
0.566%, due 04/25/29[1]	25,552	25,432
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD LIBOR + 0.320%,
0.426%, due 01/25/35[1]	24,923	24,946
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B,
1 mo. USD LIBOR + 0.230%,
0.648%, due 02/26/37[1,2]	153,006	144,036
Series 2013-R10, Class 3A,
1 mo. USD LIBOR + 0.310%,
0.729%, due 01/26/51[1,2]	32,251	32,246
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 year CMT + 0.500%,
0.560%, due 05/25/42[1,2]	2,627,115	2,493,353
Pepper Residential Securities Trust,
Series 22A, Class A1U,
1 mo. USD LIBOR + 1.000%,
1.116%, due 06/20/60[1,2]	1,010,489	1,010,488

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD LIBOR + 0.500%,
0.606%, due 07/25/36[1]	255,452	202,639
Sequoia Mortgage Trust,
Series 11, Class A,
1 mo. USD LIBOR + 0.900%,
1.016%, due 12/20/32[1]	170,414	169,926
Series 5, Class A,
1 mo. USD LIBOR + 0.700%,
0.815%, due 10/19/26[1]	55,238	54,888
Structured ARM Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD LIBOR + 0.440%,
0.546%, due 05/25/37[1]	123,967	120,715
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.420%,
0.526%, due 04/25/36[1]	303,010	286,098
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
2.152%, due 04/25/45[3]	34,317	34,945
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 2A,
2.785%, due 09/25/33[3]	86,747	86,350
Total mortgage-backed securities
(cost—$61,759,915)		61,295,059

U.S. government agency obligations—130.2%
FHLMC
2.000%, due 04/01/36	997,068	1,032,703
2.500%, due 01/01/31	178,619	187,946
2.500%, due 11/01/31	41,031	43,241
2.500%, due 07/01/32	114,220	119,565
2.500%, due 08/01/32	422,038	441,789
2.500%, due 09/01/32	549,805	575,535
2.500%, due 11/01/32	16,536	17,309
2.500%, due 12/01/32	502,109	525,607
2.500%, due 01/01/33	129,124	135,167
2.500%, due 12/01/50	1,478,380	1,539,954
3.000%, due 01/01/33	1,484,434	1,568,420
3.000%, due 02/01/40	1,794,571	1,900,515
3.000%, due 04/01/43	187,721	199,879
3.000%, due 05/01/43	122,508	130,442
3.000%, due 12/01/44	143,025	152,089
3.000%, due 04/01/45	904,672	962,039

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.000%, due 08/01/46	249,957	259,322
3.000%, due 12/01/46	993,151	1,047,413
3.000%, due 06/01/50	834,191	886,232
3.500%, due 09/01/32	338,456	372,582
3.500%, due 12/01/33	277,688	297,478
3.500%, due 06/01/34	172,020	184,441
3.500%, due 07/01/34	71,999	77,199
3.500%, due 03/01/35	895,198	959,852
3.500%, due 04/01/35	517,048	555,072
3.500%, due 05/01/48	1,239,165	1,332,901
3.500%, due 05/01/50	12,893,254	13,697,269
4.000%, due 01/01/37	203,213	223,160
4.000%, due 07/01/43	160,188	177,309
4.000%, due 08/01/44	1,961,641	2,166,345
4.000%, due 04/01/47	203,695	219,612
4.000%, due 05/01/47	201,808	217,578
4.000%, due 11/01/47	290,507	313,066
4.000%, due 01/01/48	758,649	817,539
4.000%, due 02/01/48	35,808	38,588
4.000%, due 03/01/48	25,259	27,133
4.000%, due 04/01/48	52,826	56,746
4.000%, due 06/01/48	232,054	253,102
4.000%, due 10/01/48	3,538,700	3,821,741
4.000%, due 12/01/48	379,441	416,168
4.000%, due 04/01/49	1,486,296	1,607,911
4.500%, due 09/01/34	808,884	899,312
4.500%, due 01/01/36	16,697	18,770
4.500%, due 05/01/37	4,060	4,557
4.500%, due 05/01/38	31,734	35,234
5.000%, due 10/01/25	21,408	23,677
5.000%, due 11/01/27	4,420	4,975
5.000%, due 07/01/33	8,409	9,299
5.000%, due 09/01/33	139,685	159,076
5.000%, due 06/01/34	5,955	6,783
5.000%, due 04/01/35	30,273	34,482
5.000%, due 05/01/35	56,040	63,840
5.000%, due 07/01/35	104,073	118,563
5.000%, due 08/01/35	16,006	18,234
5.000%, due 10/01/35	13,878	15,811
5.000%, due 12/01/35	459	523
5.000%, due 07/01/38	212,666	242,995
5.000%, due 11/01/38	131,312	150,099
5.000%, due 06/01/39	29,498	33,606

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.000%, due 03/01/40	3,543	4,025
5.000%, due 07/01/40	186,863	212,269
5.000%, due 09/01/40	112,000	127,657
5.000%, due 11/01/40	40,061	45,509
5.000%, due 02/01/41	206,672	234,775
5.000%, due 03/01/41	20,662	23,472
5.000%, due 04/01/41	52,393	59,518
5.000%, due 05/01/41	78,966	89,703
5.000%, due 07/01/41	26,490	30,092
5.000%, due 08/01/44	39,466	44,946
5.000%, due 03/01/49	1,308,109	1,477,446
5.500%, due 06/01/28	878	968
5.500%, due 02/01/32	994	1,130
5.500%, due 12/01/32	2,209	2,520
5.500%, due 02/01/33	34,811	37,507
5.500%, due 05/01/33	447	510
5.500%, due 06/01/33	139,461	160,083
5.500%, due 12/01/33	30,299	34,581
5.500%, due 12/01/34	26,869	30,764
5.500%, due 06/01/35	426,431	488,232
5.500%, due 07/01/35	3,338	3,814
5.500%, due 10/01/35	108,726	123,898
5.500%, due 12/01/35	75,719	86,726
5.500%, due 06/01/36	241,693	277,188
5.500%, due 07/01/36	6,998	7,553
5.500%, due 12/01/36	392,660	449,398
5.500%, due 03/01/37	50,803	58,213
5.500%, due 07/01/37	55,346	61,404
5.500%, due 10/01/37	2,038	2,340
5.500%, due 04/01/38	65,876	75,567
5.500%, due 05/01/38	8,764	10,050
5.500%, due 12/01/38	1,628	1,871
5.500%, due 01/01/39	35,189	40,487
5.500%, due 09/01/39	98,697	113,650
5.500%, due 02/01/40	4,443	5,119
5.500%, due 03/01/40	4,639	5,353
5.500%, due 05/01/40	63,358	72,904
5.500%, due 03/01/41	66,357	76,359
6.000%, due 11/01/37	638,815	744,838
7.000%, due 08/01/25	76	82
FHLMC ARM
1 year CMT + 2.137%, 2.262%, due 01/01/28[1]	8,871	9,070

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
12 mo. LIBOR US + 1.765%, 2.349%, due 11/01/36[1]	290,123	302,052
12 mo. LIBOR US + 1.780%, 2.406%, due 10/01/39[1]	883,076	916,088
1 year CMT + 2.228%, 2.412%, due 07/01/24[1]	21,770	21,968
1 year CMT + 2.250%, 2.479%, due 09/01/34[1]	533,989	559,578
1 year CMT + 2.189%, 2.505%, due 04/01/29[1]	17,420	17,556
1 year CMT + 2.389%, 2.514%, due 12/01/29[1]	11,114	11,427
12 mo. LIBOR US + 1.863%, 2.523%, due 11/01/41[1]	757,472	793,953
1 year CMT + 2.415%, 2.540%, due 11/01/25[1]	37,646	38,266
1 year CMT + 2.415%, 2.581%, due 01/01/29[1]	50,935	52,078
1 year CMT + 2.292%, 2.597%, due 10/01/23[1]	2,481	2,500
1 year CMT + 2.250%, 2.659%, due 11/01/29[1]	81,885	83,871
1 year CMT + 2.625%, 2.750%, due 01/01/30[1]	19,541	20,234
1 year CMT + 2.282%, 2.784%, due 07/01/28[1]	45,416	46,423
1 year CMT + 2.448%, 2.847%, due 10/01/27[1]	55,805	56,704
1 year CMT + 2.282%, 2.902%, due 06/01/28[1]	55,368	56,506
1 year CMT + 2.472%, 3.008%, due 10/01/27[1]	59,564	60,831
1 year CMT + 2.133%, 3.026%, due 11/01/27[1]	40,323	40,941
FNMA
2.000%, due 05/01/28	133,436	138,447
2.000%, due 09/01/31	133,224	138,068
2.000%, due 11/01/31	349,093	361,787
2.000%, due 01/01/32	67,575	70,032
2.500%, due 06/01/28	128,391	134,536
2.500%, due 07/01/28	1,026,972	1,075,636
2.500%, due 08/01/28	301,286	315,858
2.500%, due 09/01/30	22,725	23,865
2.500%, due 11/01/30	35,862	37,654
2.500%, due 01/01/33	329,520	341,775
2.500%, due 11/01/50	570,768	594,361

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
2.500%, due 01/01/51	1,473,138	1,534,924
3.000%, due 11/01/26	280,885	296,299
3.000%, due 05/01/28	119,259	126,197
3.000%, due 02/01/30	161,399	170,782
3.000%, due 04/01/30	61,698	65,141
3.000%, due 05/01/30	69,474	73,520
3.000%, due 10/01/30	23,002	24,319
3.000%, due 04/01/31	1,496,458	1,593,576
3.000%, due 01/01/38	494,284	520,989
3.000%, due 04/01/38	486,542	512,433
3.000%, due 10/01/42	378,234	403,322
3.000%, due 01/01/43	1,416,840	1,509,292
3.000%, due 04/01/43	485,617	516,854
3.000%, due 05/01/43	527,367	561,291
3.000%, due 06/01/43	69,550	74,024
3.000%, due 09/01/43	939,155	1,003,495
3.000%, due 11/01/46	45,735	48,210
3.000%, due 12/01/46	4,250,928	4,505,649
3.000%, due 09/01/49	1,146,254	1,217,242
3.000%, due 01/01/50	338,023	354,332
3.000%, due 02/01/50	2,179,328	2,314,292
3.000%, due 03/01/50	6,138,991	6,474,000
3.000%, due 07/01/50	910,280	961,547
3.000%, due 04/01/51	2,797,798	2,986,474
3.000%, due 02/01/57	816,527	870,097
3.000%, due 05/01/58	1,019,006	1,085,503
3.500%, due 11/01/25	169,249	181,140
3.500%, due 06/01/28	237,897	254,192
3.500%, due 08/01/29	30,155	32,469
3.500%, due 11/01/33	106,559	114,455
3.500%, due 02/01/34	170,734	182,863
3.500%, due 01/01/35	324,208	347,456
3.500%, due 02/01/35	322,808	345,955
3.500%, due 04/01/35	633,910	680,091
3.500%, due 05/01/35	1,981,527	2,124,786
3.500%, due 03/01/42	286,220	312,345
3.500%, due 04/01/42	22,963	24,985
3.500%, due 12/01/42	1,084,265	1,185,199
3.500%, due 03/01/43	690,012	755,635
3.500%, due 07/01/43	259,986	283,824
3.500%, due 06/01/45	2,044,047	2,194,489
3.500%, due 08/01/45	44,901	48,206
3.500%, due 09/01/46	1,003,703	1,079,636

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 08/01/47	247,063	264,680
3.500%, due 09/01/47	360,145	386,508
3.500%, due 11/01/47	491,274	525,917
3.500%, due 12/01/47	487,811	522,596
3.500%, due 02/01/48	337,479	367,583
3.500%, due 03/01/48	1,355,005	1,483,043
3.500%, due 06/01/56	1,143,703	1,252,640
3.500%, due 01/01/57	1,079,332	1,182,266
3.500%, due 01/01/59	1,764,043	1,929,184
3.575%, due 02/01/26	500,000	537,440
4.000%, due 07/01/25	4,812	5,141
4.000%, due 09/01/25	2,165	2,313
4.000%, due 10/01/25	2,971	3,174
4.000%, due 11/01/25	5,480	5,855
4.000%, due 01/01/26	156,601	167,301
4.000%, due 02/01/26	326,047	348,316
4.000%, due 03/01/26	31,241	33,370
4.000%, due 04/01/26	671,535	717,305
4.000%, due 08/01/32	3,319	3,679
4.000%, due 06/01/33	86,418	96,182
4.000%, due 07/01/33	310,289	345,347
4.000%, due 08/01/33	1,637,608	1,785,278
4.000%, due 07/01/34	426,397	475,508
4.000%, due 07/01/35	1,251,111	1,389,904
4.000%, due 04/01/37	959,136	1,060,430
4.000%, due 03/01/38	681,752	758,620
4.000%, due 07/01/38	1,139,999	1,233,113
4.000%, due 08/01/38	424,282	464,968
4.000%, due 09/01/38	614,728	664,939
4.000%, due 05/01/39	81,744	90,120
4.000%, due 09/01/39	215,772	237,883
4.000%, due 09/01/40	1,630,363	1,796,861
4.000%, due 12/01/40	1,224,728	1,349,802
4.000%, due 11/01/41	409,005	451,665
4.000%, due 12/01/41	592,003	653,751
4.000%, due 07/01/42	2,526,824	2,793,341
4.000%, due 09/01/42	3,729,481	4,121,254
4.000%, due 10/01/42	3,003,042	3,318,504
4.000%, due 08/01/44	159,068	176,456
4.000%, due 12/01/44	23,184	25,351
4.000%, due 06/01/45	17,302	18,893
4.000%, due 08/01/45	1,092,907	1,193,339
4.000%, due 02/01/47	195,513	212,599

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 03/01/47	60,068	64,742
4.000%, due 04/01/47	395,861	428,687
4.000%, due 05/01/47	505,681	547,947
4.000%, due 06/01/47	16,195	17,640
4.000%, due 09/01/47	100,734	108,541
4.000%, due 10/01/47	19,790	21,451
4.000%, due 11/01/47	42,371	45,654
4.000%, due 01/01/48	828,410	892,611
4.000%, due 02/01/48	399,724	433,671
4.000%, due 03/01/48	296,622	320,170
4.000%, due 04/01/48	140,481	150,527
4.000%, due 12/01/48	574,699	626,552
4.000%, due 06/01/49	1,453,502	1,578,583
4.500%, due 06/01/29	9,918	11,091
4.500%, due 06/01/35	14,835	16,665
4.500%, due 12/01/38	267,905	300,828
4.500%, due 01/01/39	1,108	1,243
4.500%, due 03/01/39	5,891	6,591
4.500%, due 06/01/39	36,665	41,020
4.500%, due 07/01/39	2,634	2,947
4.500%, due 08/01/39	72,927	81,591
4.500%, due 10/01/39	2,865	3,205
4.500%, due 12/01/39	247,590	277,004
4.500%, due 01/01/40	2,614	2,935
4.500%, due 02/01/40	2,575	2,880
4.500%, due 03/01/40	50,716	56,741
4.500%, due 08/01/40	43,311	48,417
4.500%, due 11/01/40	329,887	369,384
4.500%, due 07/01/41	282,734	316,119
4.500%, due 08/01/41	526,951	591,392
4.500%, due 09/01/41	981	1,107
4.500%, due 01/01/42	1,340,424	1,498,457
4.500%, due 08/01/42	2,147	2,380
4.500%, due 09/01/43	224,335	253,264
4.500%, due 11/01/43	40,018	45,007
4.500%, due 07/01/44	197,671	222,436
4.500%, due 12/01/44	1,374	1,515
4.500%, due 09/01/48	424,233	466,833
4.500%, due 01/01/49	351,244	385,433
4.500%, due 04/01/59	1,219,235	1,379,208
5.000%, due 03/01/25	8,011	8,861
5.000%, due 03/01/33	10,723	11,852
5.000%, due 05/01/37	5,573	6,270

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.000%, due 09/01/37	25,212	28,158
5.000%, due 06/01/38	44,763	49,989
5.000%, due 06/01/48	270,865	303,645
5.000%, due 07/01/48	256,270	287,284
5.000%, due 10/01/48	446,827	500,902
5.000%, due 01/01/49	55,975	62,004
5.000%, due 03/01/49	53,280	59,013
5.500%, due 11/01/32	24,206	26,351
5.500%, due 12/01/33	927	1,054
5.500%, due 04/01/34	22,903	25,926
5.500%, due 01/01/35	71,892	79,737
5.500%, due 04/01/36	77,449	84,080
5.500%, due 05/01/37	118,119	135,602
5.500%, due 07/01/37	62,848	72,177
5.500%, due 06/01/38	86,160	99,182
5.500%, due 11/01/39	221,800	255,557
5.500%, due 07/01/40	289,210	333,542
5.500%, due 02/01/42	162,383	186,278
6.000%, due 11/01/21	2,568	2,575
6.000%, due 01/01/23	25,507	25,806
6.000%, due 03/01/23	16,449	16,811
6.000%, due 11/01/26	11,704	12,863
6.000%, due 12/01/32	7,405	8,544
6.000%, due 02/01/33	11,176	12,498
6.000%, due 09/01/34	61,268	70,864
6.000%, due 05/01/35	17,625	19,740
6.000%, due 06/01/35	10,702	12,407
6.000%, due 07/01/35	31,867	35,796
6.000%, due 09/01/35	1,103	1,284
6.000%, due 01/01/36	18,622	21,681
6.000%, due 06/01/36	212	238
6.000%, due 09/01/36	28,687	33,387
6.000%, due 10/01/36	1,993	2,219
6.000%, due 12/01/36	89,078	103,542
6.000%, due 03/01/37	11,034	12,888
6.000%, due 10/01/37	27,106	31,237
6.000%, due 11/01/38	228,150	265,870
6.000%, due 05/01/39	30,149	35,114
6.000%, due 11/01/40	335,977	391,698
6.500%, due 10/01/36	209,400	237,541
6.500%, due 02/01/37	2,983	3,393
6.500%, due 07/01/37	29,765	33,720
6.500%, due 08/01/37	26,079	29,400

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
6.500%, due 09/01/37	29,743	34,729
6.500%, due 12/01/37	45,611	51,393
6.500%, due 05/01/40	717,729	853,820
7.500%, due 11/01/26	7,367	7,451
8.000%, due 11/01/26	2,424	2,438
9.000%, due 02/01/26	3,219	3,250
Series 2019-10, Class FA,
1 mo. USD LIBOR + 0.400%,
0.506%, due 03/25/49[1]	4,443,555	4,481,258
FNMA ARM
12 mo. MTA + 1.200%,
1.348%, due 03/01/44[1]	113,518	113,919
12 mo. LIBOR US + 1.790%,
2.165%, due 02/01/42[1]	144,043	150,948
1 year CMT + 2.085%,
2.210%, due 02/01/26[1]	16,740	16,980
1 year CMT + 2.071%,
2.224%, due 09/01/41[1]	301,107	316,464
12 mo. LIBOR US + 1.730%,
2.335%, due 05/01/38[1]	807,379	836,242
1 year CMT + 2.095%,
2.345%, due 09/01/26[1]	16	16
1 year CMT + 2.282%,
2.419%, due 05/01/35[1]	120,625	126,315
1 year CMT + 2.222%,
2.490%, due 10/01/37[1]	1,326,517	1,387,811
1 year CMT + 2.237%,
2.507%, due 01/01/36[1]	277,090	289,298
1 year CMT + 2.506%,
2.631%, due 12/01/27[1]	12,786	13,156
1 year CMT + 2.102%,
2.698%, due 05/01/30[1]	23,016	23,489
1 year CMT + 2.325%,
3.127%, due 03/01/25[1]	12,547	12,650
FNMA TBA
3.000%	8,500,000	8,896,525
3.500%	1,400,000	1,497,720
GNMA
3.000%, due 11/15/42	51,217	54,672
3.000%, due 02/15/43	453,161	487,196
3.000%, due 05/15/43	692,501	739,098
3.000%, due 06/15/43	211,751	225,999
3.000%, due 07/15/43	56,915	60,745
3.000%, due 01/15/45	335,993	362,400
3.000%, due 02/15/45	27,783	29,957
3.000%, due 07/15/45	471,774	508,693

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.000%, due 10/15/45	760,835	818,022
3.500%, due 11/15/42	434,846	472,668
3.500%, due 03/15/45	206,885	224,075
3.500%, due 04/15/45	419,359	452,202
4.000%, due 12/15/41	943,152	1,039,829
4.000%, due 01/15/47	48,760	53,099
4.000%, due 02/15/47	393,726	428,759
4.000%, due 04/15/47	662,707	716,808
4.000%, due 05/15/47	88,709	95,951
4.000%, due 06/15/47	83,550	90,371
4.000%, due 07/15/47	115,772	125,223
4.000%, due 08/15/47	152,084	164,500
4.000%, due 12/15/47	34,460	37,273
4.000%, due 07/15/49	372,803	399,704
4.500%, due 09/15/39	353,177	398,842
4.500%, due 06/15/40	179,759	203,030
4.500%, due 12/15/45	16,147	18,229
4.500%, due 07/15/46	2,388	2,729
4.500%, due 08/15/46	8,369	9,448
4.500%, due 09/15/46	187,592	212,341
4.500%, due 10/15/46	424,599	479,319
4.500%, due 01/15/47	510,994	576,848
5.000%, due 12/15/34	18,224	18,898
5.000%, due 04/15/38	54,030	58,839
5.000%, due 12/15/39	4,957	5,494
5.000%, due 05/15/40	158,995	177,253
5.000%, due 05/15/41	34,303	36,680
5.500%, due 08/15/35	17,020	19,258
5.500%, due 02/15/38	1,573	1,780
5.500%, due 04/15/38	136,606	153,934
5.500%, due 05/15/38	160,853	181,542
5.500%, due 06/15/38	77,108	87,207
5.500%, due 10/15/38	372,283	421,224
5.500%, due 11/15/38	21,954	24,783
5.500%, due 12/15/38	4,386	4,964
5.500%, due 03/15/39	30,209	31,954
5.500%, due 05/15/39	33,301	37,593
5.500%, due 09/15/39	168,159	189,840
5.500%, due 01/15/40	4,523	5,014
5.500%, due 03/15/40	211,559	237,634
6.500%, due 02/15/29	320	357
6.500%, due 01/15/36	9,583	10,391
6.500%, due 09/15/36	111,962	127,950

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
6.500%, due 02/15/37	9,946	11,558
6.500%, due 04/15/37	4,930	5,678
6.500%, due 01/15/38	5,810	6,567
6.500%, due 06/15/38	25,638	29,430
6.500%, due 07/15/38	1,884	2,074
6.500%, due 11/15/38	3,331	4,023
8.000%, due 02/15/23	60	61
GNMA II
3.000%, due 09/20/47	946,800	999,311
3.500%, due 04/20/45	6,440	7,021
3.500%, due 11/20/45	517,078	563,871
3.500%, due 04/20/46	595,708	650,873
3.500%, due 05/20/46	692,023	748,068
3.500%, due 04/20/47	415,560	455,189
3.500%, due 07/20/47	3,722,691	4,069,855
3.500%, due 08/20/47	357,636	391,741
3.500%, due 09/20/47	142,454	156,038
3.500%, due 11/20/47	489,983	536,710
3.500%, due 12/20/47	109,387	119,818
3.500%, due 01/20/48	2,194,648	2,403,632
3.500%, due 02/20/48	1,896,083	2,074,452
3.500%, due 03/20/48	2,945,139	3,218,086
3.500%, due 09/20/48	1,154,947	1,232,332
3.750%, due 05/20/30	453,110	484,387
4.000%, due 12/20/40	245,011	268,918
4.000%, due 07/20/41	47,055	51,932
4.000%, due 03/20/47	626,184	676,980
4.000%, due 12/20/47	64,631	70,842
4.000%, due 01/20/48	159,096	174,386
4.000%, due 03/20/48	352,236	387,059
4.000%, due 04/20/48	711,395	770,554
4.000%, due 05/20/48	198,353	215,977
4.000%, due 06/20/48	222,364	243,193
4.000%, due 07/20/48	78,533	85,733
4.500%, due 10/20/44	117,306	127,197
4.500%, due 08/20/45	141,131	157,329
4.500%, due 04/20/48	53,621	58,348
4.500%, due 05/20/48	154,859	168,548
4.500%, due 06/20/48	388,192	421,906
4.500%, due 10/20/48	177,284	186,249
4.500%, due 01/20/49	389,582	421,002
4.500%, due 02/20/49	668,170	722,059
5.000%, due 12/20/33	129,419	144,766

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.000%, due 01/20/34	66,638	74,540
5.000%, due 02/20/38	75,839	87,221
5.000%, due 04/20/38	96,752	106,672
5.000%, due 08/20/41	12,571	14,302
5.000%, due 12/20/42	17,465	19,341
5.000%, due 08/20/43	1,427,776	1,623,048
5.000%, due 09/20/48	236,393	260,289
5.000%, due 10/20/48	305,179	337,691
5.000%, due 11/20/48	640,183	698,963
5.000%, due 12/20/48	539,507	589,443
5.500%, due 09/20/48	75,973	81,189
6.000%, due 10/20/38	2,564	2,933
6.500%, due 09/20/32	727	777
6.500%, due 12/20/38	4,978	5,668
7.000%, due 03/20/28	31,503	32,725
9.000%, due 04/20/25	3,570	3,846
9.000%, due 12/20/26	1,485	1,557
9.000%, due 01/20/27	6,800	7,132
9.000%, due 09/20/30	907	953
9.000%, due 10/20/30	2,922	3,246
9.000%, due 11/20/30	3,664	3,888
GNMA II ARM
1 year CMT + 1.500%, 2.000%, due 01/20/23[1]	6,084	6,126
1 year CMT + 1.500%, 2.000%, due 03/20/23[1]	2,784	2,803
1 year CMT + 1.500%, 2.000%, due 01/20/24[1]	10,725	10,820
1 year CMT + 1.500%, 2.000%, due 01/20/25[1]	1,554	1,584
1 year CMT + 1.500%, 2.000%, due 02/20/25[1]	3,076	3,110
1 year CMT + 1.500%, 2.000%, due 03/20/26[1]	4,855	4,919
1 year CMT + 1.500%, 2.000%, due 01/20/27[1]	47,661	48,367
1 year CMT + 1.500%, 2.000%, due 02/20/27[1]	3,568	3,645
1 year CMT + 1.500%, 2.000%, due 01/20/28[1]	4,823	4,931
1 year CMT + 1.500%, 2.000%, due 02/20/28[1]	3,719	3,779
1 year CMT + 1.500%, 2.250%, due 09/20/21[1]	2,364	2,366

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 1.500%, 2.250%, due 08/20/25[1]	6,046	6,112
1 year CMT + 1.500%, 2.250%, due 09/20/25[1]	8,450	8,561
1 year CMT + 1.500%, 2.250%, due 08/20/26[1]	9,162	9,293
1 year CMT + 1.500%, 2.250%, due 09/20/26[1]	1,349	1,375
1 year CMT + 1.500%, 2.250%, due 07/20/27[1]	3,743	3,810
1 year CMT + 1.500%, 2.250%, due 08/20/27[1]	12,584	12,832
1 year CMT + 1.500%, 2.250%, due 07/20/30[1]	27,556	28,267
1 year CMT + 1.500%, 2.250%, due 08/20/30[1]	37,731	39,071
1 year CMT + 1.500%, 2.500%, due 11/20/21[1]	377	377
1 year CMT + 1.500%, 2.500%, due 03/20/25[1]	5,610	5,740
1 year CMT + 1.500%, 2.500%, due 07/20/30[1]	10,215	10,623
1 year CMT + 1.500%, 2.500%, due 08/20/30[1]	1,453	1,511
1 year CMT + 1.500%, 2.500%, due 10/20/30[1]	10,032	10,436
1 year CMT + 1.500%, 2.875%, due 06/20/22[1]	4,691	4,712
1 year CMT + 1.500%, 2.875%, due 04/20/24[1]	9,006	9,094
1 year CMT + 1.500%, 2.875%, due 05/20/25[1]	2,166	2,211
1 year CMT + 1.500%, 2.875%, due 04/20/26[1]	41,975	42,562
1 year CMT + 1.500%, 2.875%, due 06/20/26[1]	18,505	18,821
1 year CMT + 1.500%, 2.875%, due 04/20/27[1]	11,192	11,393
1 year CMT + 1.500%, 2.875%, due 04/20/30[1]	6,355	6,556
1 year CMT + 1.500%, 2.875%, due 05/20/30[1]	188,942	195,760
3.000%, due 02/20/48	593,301	626,206
1 year CMT + 1.500%, 3.000%, due 05/20/25[1]	9,987	10,307
1 year CMT + 1.500%, 3.000%, due 06/20/25[1]	7,733	7,985

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(concluded)
GNMA TBA
2.000%	12,900,000	13,135,812
2.500%	18,100,000	18,745,541
3.000%	23,250,000	24,318,177
4.000%	17,350,000	18,558,611
4.500%	7,410,000	8,071,678
UMBS TBA
1.500%	3,500,000	3,537,380
2.000%[7]	43,700,000	44,622,435
2.500%[7]	40,675,000	42,147,401
3.000%[7]	20,100,000	21,116,454
3.500%[7]	14,100,000	14,988,695
4.000%[7]	2,500,000	2,664,825
6.000%	1,000,000	1,125,195
Total U.S. government agency obligations (cost—$408,357,473)		415,221,316

U.S. Treasury obligations — 4.9%[8]
U.S. Cash Management Bills
0.010%, due 07/06/21	155,000	154,997
0.018%, due 07/13/21	500,000	499,982
0.021%, due 08/10/21	4,500,000	4,499,740
U.S. Treasury Bills
0.002%, due 05/11/21	601,000	601,000
0.015%, due 07/15/21	2,500,000	2,499,921
0.017%, due 07/22/21	7,400,000	7,399,722
Total U.S. Treasury obligations (cost—$15,655,362)		15,655,362

Number of shares
Short-term investments—0.8%

Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 0.030%[9] (cost—$2,714,884)	2,714,884	2,714,884

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of contracts	Notional amount		Value($)
Options purchased—0.0%†

Put options—0.0%†
FNMA TBA, 2.000%, strike @ 69.00, expires 06/07/21 (Counterparty JPMCB)	5,000,000	USD	345,000,000	0
FNMA TBA, 2.500%, strike @ 70.00, expires 06/07/21 (Counterparty JPMCB)	18,350,000	USD	1,284,500,000	0
FNMA TBA, 2.500%, strike @ 99.64, expires 06/07/21 (Counterparty CITI)	1,500,000	USD	149,460,000	7,393
FNMA TBA, 2.500%, strike @ 99.66, expires 06/07/21 (Counterparty JPMCB)	3,500,000	USD	348,810,000	17,451
Total options purchased (cost—$28,861)				24,844

Swaptions purchased—0.2%

Put swaptions—0.2%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.140%, expires 08/23/21 (Counterparty BOA; receive fixed rate); underlying swap terminates 08/15/26	2,500,000	USD	2,500,000	14,169
3 Month USD LIBOR Interest Rate Swap, strike @ 1.350%, expires 03/01/22 (Counterparty MSCI; receive fixed rate); underlying swap terminates 03/03/25	27,000,000	USD	27,000,000	42,995
3 Month USD LIBOR Interest Rate Swap, strike @ 1.360%, expires 08/20/21 (Counterparty BOA; receive fixed rate); underlying swap terminates 08/04/31	3,600,000	USD	3,600,000	130,895
3 Month USD LIBOR Interest Rate Swap, strike @ 1.400%, expires 04/01/22 (Counterparty MSCI; receive fixed rate); underlying swap terminates 04/04/25	27,000,000	USD	27,000,000	53,085
3 Month USD LIBOR Interest Rate Swap, strike @ 1.470%, expires 11/01/20 (Counterparty BOA; receive fixed rate); underlying swap terminates 11/03/26	13,200,000	USD	13,200,000	54,660
3 Month USD LIBOR Interest Rate Swap, strike @ 1.470%, expires 11/01/20 (Counterparty DB; receive fixed rate); underlying swap terminates 11/03/26	13,200,000	USD	13,200,000	54,660
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 05/02/22 (Counterparty MSCI; receive fixed rate); underlying swap terminates 05/04/25	27,000,000	USD	27,000,000	55,965
3 Month USD LIBOR Interest Rate Swap, strike @ 1.520%, expires 11/01/20 (Counterparty DB; receive fixed rate); underlying swap terminates 11/03/26	14,000,000	USD	14,000,000	51,311
3 Month USD LIBOR Interest Rate Swap, strike @ 1.800%, expires 08/09/21 (Counterparty MSCI; receive fixed rate); underlying swap terminates 09/13/31	6,200,000	USD	6,200,000	83,426
3 Month USD LIBOR Interest Rate Swap, strike @ 1.850%, expires 09/03/21 (Counterparty BNP; receive fixed rate); underlying swap terminates 09/07/31	6,200,000	USD	6,200,000	70,167
3 Month USD LIBOR Interest Rate Swap, strike @ 1.850%, expires 09/20/21 (Counterparty JPMCB; receive fixed rate); underlying swap terminates 09/02/31	5,700,000	USD	5,700,000	71,387
3 Month USD LIBOR Interest Rate Swap, strike @ 1.860%, expires 08/19/21 (Counterparty CITI; receive fixed rate); underlying swap terminates 08/23/31	1,300,000	USD	1,300,000	13,642
Total swaptions purchased (cost—$545,163)				696,362
Total investments before investments sold short (cost—$531,985,290) — 169.0%				539,328,499

PACE Mortgage-Backed Securities Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(17.2)%
UMBS TBA
2.000%	(15,950,000)	(16,108,543)
2.500%	(5,800,000)	(6,016,862)
3.000%	(7,400,000)	(7,750,094)
3.500%	(9,500,000)	(10,112,085)
4.000%	(13,975,000)	(15,014,461)
Total investments sold short (proceeds—$54,872,230)		(55,002,045)
Liabilities in excess of other assets—(51.8)%		(165,305,882)
Net assets—100.0%		$319,020,572

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	200,780,000	2,000,000	FNMA TBA, 2.000%, strike @ 100.39	CITI	05/06/21	10,313	(13,997)	(3,684)
USD	150,675,000	1,500,000	FNMA TBA, 2.000%, strike @ 100.45	JPMCB	05/06/21	7,734	(9,702)	(1,968)
USD	101,450,000	1,000,000	FNMA TBA, 2.000%, strike @ 101.45	CITI	05/06/21	3,516	(781)	2,735
USD	312,263,000	3,100,000	FNMA TBA, 2.000%, strike @ 100.73	CITI	05/06/21	8,719	(13,253)	(4,534)
USD	152,085,000	1,500,000	FNMA TBA, 2.000%, strike @ 101.39	JPMCB	05/06/21	6,562	(1,424)	5,138
USD	30,675,000	300,000	FNMA TBA, 2.000%, strike @ 102.25	JPMCB	05/06/21	937	(6)	931
USD	312,139,000	3,100,000	FNMA TBA, 2.000%, strike @ 100.69	CITI	05/06/21	8,719	(14,308)	(5,589)
USD	101,430,000	1,000,000	FNMA TBA, 2.000%, strike @ 101.43	JPMCB	05/06/21	3,125	(841)	2,284
USD	101,910,000	1,000,000	FNMA TBA, 2.000%, strike @ 101.91	JPMCB	05/06/21	3,125	(129)	2,996
USD	203,780,000	2,000,000	FNMA TBA, 2.000%, strike @ 101.89	JPMCB	05/06/21	6,250	(288)	5,962
USD	152,160,000	1,500,000	FNMA TBA, 2.000%, strike @ 101.44	JPMCB	05/06/21	5,273	(1,231)	4,042
USD	351,855,000	3,500,000	FNMA TBA, 2.000%, strike @ 100.53	JPMCB	06/07/21	18,047	(27,273)	(9,226)
USD	150,930,000	1,500,000	FNMA TBA, 2.000%, strike @ 100.62	GS	06/07/21	6,328	(10,857)	(4,529)
USD	650,325,000	6,500,000	FNMA TBA, 2.000%, strike @ 100.05	CITI	06/07/21	35,801	(73,029)	(37,228)
USD	172,414,000	1,700,000	FNMA TBA, 2.000%, strike @ 101.42	JPMCB	06/07/21	4,781	(5,213)	(432)
USD	150,705,000	1,500,000	FNMA TBA, 2.000%, strike @ 100.47	CITI	06/07/21	7,031	(12,310)	(5,279)
USD	200,760,000	2,000,000	FNMA TBA, 2.000%, strike @ 100.38	CITI	06/07/21	12,500	(17,693)	(5,193)
USD	110,374,000	1,100,000	FNMA TBA, 2.000%, strike @ 100.34	CITI	06/07/21	4,297	(9,971)	(5,674)
USD	152,130,000	1,500,000	FNMA TBA, 2.000%, strike @ 101.42	CITI	07/07/21	6,445	(6,289)	156
USD	404,800,000	4,000,000	FNMA TBA, 2.000%, strike @ 101.20	CITI	07/07/21	14,688	(20,657)	(5,969)
USD	151,845,000	1,500,000	FNMA TBA, 2.000%, strike @ 101.23	GS	07/07/21	7,676	(7,582)	94
USD	51,695,000	500,000	FNMA TBA, 2.500%, strike @ 103.39	JPMCB	06/07/21	1,875	(2,498)	(623)
USD	104,050,000	1,000,000	FNMA TBA, 2.500%, strike @ 104.05	JPMCB	07/07/21	1,719	(2,121)	(402)
Total						185,461	(251,453)	(65,992)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

			Put options
USD	449,595,000	4,500,000	FNMA TBA, 2.000%, strike @ 99.91	JPMCB	05/06/21	25,313	(1,046)	24,267
USD	147,675,000	1,500,000	FNMA TBA, 2.000%, strike @ 98.45	JPMCB	05/06/21	10,547	(17)	10,530
USD	397,720,000	4,000,000	FNMA TBA, 2.000%, strike @ 99.43	JPMCB	05/06/21	23,750	(335)	23,415
USD	986,900,000	10,000,000	FNMA TBA, 2.000%, strike @ 98.69	CITI	05/06/21	39,063	(182)	38,881
USD	309,039,000	3,100,000	FNMA TBA, 2.000%, strike @ 99.69	CITI	05/06/21	12,109	(445)	11,664
USD	149,085,000	1,500,000	FNMA TBA, 2.000%, strike @ 99.39	JPMCB	05/06/21	9,258	(116)	9,142
USD	856,375,000	8,500,000	FNMA TBA, 2.000%, strike @ 100.75	JPMCB	05/06/21	59,766	(11,995)	47,771
USD	309,163,000	3,100,000	FNMA TBA, 2.000%, strike @ 99.73	CITI	05/06/21	12,109	(492)	11,617
USD	199,780,000	2,000,000	FNMA TBA, 2.000%, strike @ 99.89	JPMCB	05/06/21	11,250	(442)	10,808
USD	400,200,000	4,000,000	FNMA TBA, 2.000%, strike @ 100.05	JPMCB	05/13/21	23,750	(1,416)	22,334
USD	198,760,000	2,000,000	FNMA TBA, 2.000%, strike @ 99.38	CITI	06/07/21	15,313	(4,159)	11,154
USD	287,042,000	2,900,000	FNMA TBA, 2.000%, strike @ 98.98	GS	06/07/21	14,953	(4,633)	10,320
USD	167,314,000	1,700,000	FNMA TBA, 2.000%, strike @ 98.42	JPMCB	06/07/21	6,973	(1,919)	5,054
USD	344,855,000	3,500,000	FNMA TBA, 2.000%, strike @ 98.53	JPMCB	06/07/21	21,875	(4,215)	17,660
USD	237,336,000	2,400,000	FNMA TBA, 2.000%, strike @ 98.89	JPMCB	06/07/21	12,750	(3,627)	9,123
USD	254,475,000	2,500,000	FNMA TBA, 2.500%, strike @ 101.79	JPMCB	05/06/21	10,742	(16)	10,726
USD	255,300,000	2,500,000	FNMA TBA, 2.500%, strike @ 102.12	GS	05/06/21	11,230	(37)	11,193
USD	50,695,000	500,000	FNMA TBA, 2.500%, strike @ 101.39	JPMCB	06/07/21	2,695	(306)	2,389
USD	253,975,000	2,500,000	FNMA TBA, 2.500%, strike @ 101.59	GS	06/07/21	15,332	(1,777)	13,555
USD	253,775,000	2,500,000	FNMA TBA, 2.500%, strike @ 101.51	GS	06/07/21	13,867	(1,678)	12,189
USD	809,360,000	8,000,000	FNMA TBA, 2.500%, strike @ 101.17	GS	06/07/21	47,500	(4,150)	43,350
USD	153,240,000	1,500,000	FNMA TBA, 2.500%, strike @ 102.16	CITI	07/07/21	5,859	(4,148)	1,711
USD	102,050,000	1,000,000	FNMA TBA, 2.500%, strike @ 102.05	JPMCB	07/07/21	3,437	(2,573)	864
USD	153,315,000	1,500,000	FNMA TBA, 2.500%, strike @ 102.21	CITI	07/07/21	5,742	(4,271)	1,471
USD	104,260,000	1,000,000	FNMA TBA, 3.000%, strike @ 104.26	JPMCB	05/06/21	2,891	(42)	2,849
USD	52,090,000	500,000	FNMA TBA, 3.000%, strike @ 104.18	CITI	05/06/21	1,465	(13)	1,452
USD	103,980,000	1,000,000	FNMA TBA, 3.000%, strike @ 103.98	JPMCB	05/06/21	2,969	(9)	2,960
USD	104,050,000	1,000,000	FNMA TBA, 3.000%, strike @ 104.05	JPMCB	06/07/21	3,828	(695)	3,133
USD	103,880,000	1,000,000	FNMA TBA, 3.000%, strike @ 103.88	JPMCB	06/07/21	3,711	(528)	3,183
USD	103,890,000	1,000,000	FNMA TBA, 3.000%, strike @ 103.89	GS	06/07/21	4,102	(544)	3,558
USD	103,740,000	1,000,000	FNMA TBA, 3.000%, strike @ 103.74	JPMCB	06/07/21	4,062	(432)	3,630
USD	103,760,000	1,000,000	FNMA TBA, 3.000%, strike @ 103.76	GS	06/07/21	4,219	(442)	3,777
USD	103,910,000	1,000,000	FNMA TBA, 3.000%, strike @ 103.91	CITI	06/07/21	3,906	(561)	3,345
Total						446,336	(57,261)	389,075
Total options written						631,797	(308,714)	323,083

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,000	1,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.410%, terminating 07/21/31	GS	Receive	07/19/21	6,302	(3,296)	3,006
			Put swaptions
USD	2,500	2,500,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.590%, terminating 08/25/26	BOA	Pay	08/23/21	8,750	(3,262)	5,488
USD	27,700	27,700,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.720%, terminating 11/03/26	MSCI	Pay	11/01/21	104,394	(62,558)	41,836
USD	2,600	2,600,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.760%, terminating 07/09/31	MSCI	Pay	07/07/21	19,890	(24,184)	(4,294)
USD	1,100	1,100,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.770%, terminating 07/09/31	MSCI	Pay	07/07/21	8,168	(9,603)	(1,435)
USD	1,000	1,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.910%, terminating 07/21/31	GS	Pay	07/19/21	6,302	(6,090)	212
USD	8,000	8,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.300%, terminating 09/13/31	MSCI	Pay	09/09/21	46,155	(25,642)	20,513
USD	8,000	8,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.350%, terminating 09/07/31	BNP	Pay	09/03/21	46,400	(20,762)	25,638
USD	7,500	7,500,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.350%, terminating 09/22/31	JPMCB	Pay	09/20/21	54,808	(23,611)	31,197
USD	1,300	1,300,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.360%, terminating 08/23/31	CITI	Pay	08/19/21	9,100	(2,776)	6,324
Total							303,967	(178,488)	125,479
Total swaptions written							310,269	(181,784)	128,485

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Futures contracts

Number of contracts			Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
U.S. Treasury futures sell contracts:
95	USD	U.S. Treasury Note 10 Year Futures	June 2021	(12,667,774)	(12,542,969)	124,805

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10](%)	Payments received by the Portfolio[10](%)	Value($)	Unrealized appreciation (depreciation)($)
USD	36,100	06/16/23	Quarterly	0.250	3 Month USD LIBOR	34,067	6,188
USD	29,000	06/16/24	Quarterly	0.250	3 Month USD LIBOR	232,435	14,684
USD	10,800	04/29/23	Maturity	0.200	3 Month USD LIBOR	540	88
USD	2,000	03/30/31	Semi-Annual	3 Month USD LIBOR	0.750	(163,879)	(122,091)
USD	9,140	06/16/31	Semi-Annual	3 Month USD LIBOR	0.750	(810,289)	(11,275)
USD	13,700	06/16/28	Semi-Annual	3 Month USD LIBOR	0.500	(809,515)	(79,026)
USD	1,200	09/22/31	Semi-Annual	3 Month USD LIBOR	1.850	14,431	14,431
USD	1,200	09/13/31	Semi-Annual	3 Month USD LIBOR	1.800	9,383	9,383
USD	1,300	09/07/31	Semi-Annual	3 Month USD LIBOR	1.850	16,801	16,801
Total						(1,476,026)	(150,817)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[10](%)	Payments received by the Portfolio[10](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
DB	USD	803	01/12/38	Monthly	1 Month USD LIBOR	6.500	2,567	(2,480)	87

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	43,380,154	340,518	43,720,672
Mortgage-backed securities	—	61,295,059	—	61,295,059
U.S. government agency obligations	—	415,221,316	—	415,221,316
U.S. Treasury obligations	—	15,655,362	—	15,655,362
Short-term investments	—	2,714,884	—	2,714,884
Options purchased	—	24,844	—	24,844
Swaptions purchased	—	696,362	—	696,362
Futures contracts	124,805	—	—	124,805
Swap agreements	—	307,657	—	307,657
Total	124,805	539,295,638	340,518	539,760,961

Liabilities
Investments sold short	—	(55,002,045)	—	(55,002,045)
Options written	—	(308,714)	—	(308,714)
Swaptions written	—	(181,784)	—	(181,784)
Swap agreements	—	(1,786,163)	—	(1,786,163)
Total	—	(57,278,706)	—	(57,278,706)

At April 30, 2021, there were $xxx transferred out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05%).

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $52,946,886, represented 16.6% of the Portfolio's net assets at period end.

[3]	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[4]	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

[5]	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

[6]	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

[7]	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

[8]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

[9]	Rates shown reflect yield at April 30, 2021.

[10]	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—2.7%
American Homes 4 Rent Trust,
Series 2014-SFR3, Class A,
3.678%, due 12/17/36[2]	446,664	478,880
Chesapeake Funding II LLC,
Series 2018-1A, Class A1,
3.040%, due 04/15/30[2]	302,462	304,024
Cloud Pass-Through Trust,
Series 2019-1A, Class CLOU,
3.554%, due 12/05/22[2,3]	434,799	438,508
College Ave Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD LIBOR + 1.100%,
1.206%, due 07/25/51[2,4]	96,652	97,046
Credit Acceptance Auto Loan Trust,
Series 2019-3A, Class A,
2.380%, due 11/15/28[2]	630,000	643,503
Series 2020-2A, Class A,
1.370%, due 07/16/29[2]	180,000	182,135
Series 2021-2A, Class A,
0.960%, due 02/15/30[2]	540,000	540,512
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B,
2.500%, due 01/25/30[2]	27,683	27,770
Credit Suisse Seasoned Loan Trust,
Series 2006-1, Class A,
1 mo. USD LIBOR + 0.240%,
0.346%, due 10/25/34[2,4]	37,466	37,442
EDvestinU Private Education Loan Issue No 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[2]	100,000	99,504
Elara HGV Timeshare Issuer LLC,
Series 2016-A, Class A,
2.730%, due 04/25/28[2]	50,817	51,835
Lehman XS Trust,
Series 2005-6, Class 1A1,
1 mo. USD LIBOR + 0.520%,
0.626%, due 11/25/35[4]	111,323	103,949
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[2]	180,000	180,676
Navient Private Education Loan Trust,
Series 2020-IA, Class B,
2.950%, due 04/15/69[2]	100,000	101,856
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD LIBOR + 1.050%,
1.165%, due 12/15/59[2,4]	399,608	403,153

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Series 2021-A, Class A,
0.840%, due 05/15/69[2]	129,769	129,745
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[2]	72,735	74,916
Nissan Master Owner Trust Receivables,
Series 2019-B, Class A,
1 mo. USD LIBOR + 0.430%,
0.545%, due 11/15/23[4]	410,000	410,797
PFS Financing Corp.,
Series 2020-E, Class A,
1.000%, due 10/15/25[2]	470,000	473,767
Series 2021-A, Class A,
0.710%, due 04/15/26[2]	210,000	209,469
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[2]	117,900	125,876
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD LIBOR + 4.750%,
4.865%, due 10/15/41[2,4]	475,000	522,164
SMB Private Education Loan Trust,
Series 2017-B, Class A2B,
1 mo. USD LIBOR + 0.750%,
0.865%, due 10/15/35[2,4]	137,106	137,615
Series 2018-A, Class A2B,
1 mo. USD LIBOR + 0.800%,
0.915%, due 02/15/36[2,4]	474,408	475,163
Series 2018-C, Class A2B,
1 mo. USD LIBOR + 0.750%,
0.865%, due 11/15/35[2,4]	597,022	594,954
Series 2021-A, Class A2A1,
1 mo. USD LIBOR + 0.730%,
0.845%, due 01/15/53[2,4]	640,000	640,490
Series 2021-A, Class B,
2.310%, due 01/15/53[2]	100,000	99,921
SoFi Professional Loan Program LLC,
Series 2015-C, Class A2,
2.510%, due 08/25/33[2]	108,161	108,278
Series 2016-A, Class A1,
1 mo. USD LIBOR + 1.750%,
1.856%, due 08/25/36[2,4]	33,762	34,091
Series 2016-B, Class A1,
1 mo. USD LIBOR + 1.200%,
1.306%, due 06/25/33[2,4]	23,639	23,813
Series 2018-A, Class A2B,
2.950%, due 02/25/42[2]	187,706	191,410

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(concluded)
SoFi Professional Loan Program Trust,
Series 2020-C, Class AFX,
1.950%, due 02/15/46[2]		195,868	199,301
Westlake Automobile Receivables Trust,
Series 2020-1A, Class A2,
1.440%, due 09/15/23[2]		630,156	632,867
Total asset-backed securities (cost—$8,653,363)			8,775,430

Corporate bonds—35.8%
Aerospace & defense—1.9%
Airbus SE
2.000%, due 04/07/28[5]	EUR	200,000	266,137
BAE Systems Holdings, Inc.
3.800%, due 10/07/24[2]		345,000	377,118
3.850%, due 12/15/25[2]		82,000	90,460
Boeing Co.
2.250%, due 06/15/26		33,000	33,344
4.875%, due 05/01/25		149,000	167,099
General Dynamics Corp.
3.500%, due 04/01/27		226,000	251,627
3.750%, due 05/15/28		58,000	64,926
L3Harris Technologies, Inc.
3.850%, due 12/15/26		213,000	237,937
4.400%, due 06/15/28		250,000	286,398
Lockheed Martin Corp.
3.800%, due 03/01/45		139,000	155,591
4.070%, due 12/15/42		80,000	93,393
Northrop Grumman Corp.
2.930%, due 01/15/25		383,000	409,983
4.030%, due 10/15/47		118,000	132,876
5.250%, due 05/01/50		37,000	49,480
Raytheon Technologies Corp.
2.150%, due 05/18/30	EUR	150,000	201,117
2.250%, due 07/01/30		85,000	84,454
3.100%, due 11/15/21		80,000	80,626
3.750%, due 11/01/46		60,000	64,544
4.125%, due 11/16/28		134,000	152,121
4.150%, due 05/15/45		208,000	233,768
4.200%, due 12/15/44		75,000	81,018
4.625%, due 11/16/48		43,000	52,464
7.000%, due 11/01/28		24,000	31,172
7.200%, due 08/15/27		54,000	71,039

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
Rolls-Royce PLC
2.125%, due 06/18/21[5]	EUR	130,000	156,488
Spirit AeroSystems, Inc.
5.500%, due 01/15/25[2]		512,000	541,440
Thales SA
0.010%, due 05/31/22[5]	EUR	200,000	241,162
0.750%, due 06/07/23[5]	EUR	100,000	122,454
TransDigm, Inc.
6.250%, due 03/15/26[2]		170,000	179,987
8.000%, due 12/15/25[2]		994,000	1,079,732
			5,989,955
Agriculture—0.7%
Altria Group, Inc.
3.125%, due 06/15/31	EUR	260,000	353,713
4.250%, due 08/09/42		31,000	31,392
4.800%, due 02/14/29		89,000	101,239
5.800%, due 02/14/39		239,000	289,172
6.200%, due 02/14/59		13,000	16,200
BAT Capital Corp.
2.726%, due 03/25/31		57,000	54,649
3.215%, due 09/06/26		114,000	120,641
4.758%, due 09/06/49		125,000	126,620
4.906%, due 04/02/30		72,000	81,197
5.282%, due 04/02/50		54,000	58,625
BAT International Finance PLC
0.875%, due 10/13/23[5]	EUR	155,000	189,468
1.250%, due 03/13/27[5]	EUR	100,000	123,005
1.668%, due 03/25/26		287,000	285,585
Imperial Brands Finance Netherlands BV
1.750%, due 03/18/33[5]	EUR	100,000	118,389
Philip Morris International, Inc.
1.450%, due 08/01/39	EUR	110,000	125,841
2.000%, due 05/09/36	EUR	100,000	127,889
			2,203,625
Airlines—0.7%
Air Canada Pass-Through Trust,
Series 2017-1, Class AA,
3.300%, due 01/15/30[2]		48,832	49,144
Series 2017-1, Class B,
3.700%, due 01/15/26[2]		755	734

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Airlines—(continued)
American Airlines Pass-Through Trust,
Series 2015-2, Class AA,
3.600%, due 09/22/27	42,737	43,522
Series 2015-2, Class B,
4.400%, due 09/22/23	144,376	138,814
Series 2016-1, Class AA,
3.575%, due 01/15/28	54,993	55,961
Series 2016-1, Class B,
5.250%, due 01/15/24	41,757	40,716
Series 2016-2, Class AA,
3.200%, due 06/15/28	44,523	44,761
Series 2016-2, Class B,
4.375%, due 06/15/24[2]	83,200	80,329
Series 2016-3, Class AA,
3.000%, due 10/15/28	102,765	104,142
Series 2017-1, Class AA,
3.650%, due 02/15/29	33,005	33,630
Series 2017-1, Class B,
4.950%, due 02/15/25	420,708	405,086
Series 2019-1, Class AA,
3.150%, due 02/15/32	113,503	113,437
Series 2019-1, Class B,
3.850%, due 02/15/28	122,362	113,831
Delta Airlines Pass-Through Trust,
Series 2019-1, Class AA,
3.204%, due 04/25/24	120,000	125,792
Series 2020, Class AA,
2.000%, due 06/10/28	63,057	63,542
United Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.750%, due 04/11/22	127,676	130,401
Series 2014-2, Class B,
4.625%, due 09/03/22	205,755	211,501
Series 2015-1, Class AA,
3.450%, due 12/01/27	36,773	38,648
Series 2016-1, Class AA,
3.100%, due 07/07/28	4,892	5,060
Series 2016-2, Class AA,
2.875%, due 10/07/28	61,124	62,556
Series 2016-2, Class B,
3.650%, due 10/07/25	7,703	7,597
Series 2018-1, Class AA,
3.500%, due 03/01/30	17,669	18,213

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Series 2018-1, Class B,
4.600%, due 03/01/26		54,306	55,286
Series 2019-1, Class AA,
4.150%, due 08/25/31		63,194	67,845
Series 2019-2, Class AA,
2.700%, due 05/01/32		49,262	48,196
Series 2019-2, Class B,
3.500%, due 05/01/28		78,391	76,670
Series 2020-1, Class A,
5.875%, due 10/15/27		114,198	126,326
Series 2020-1, Class B,
4.875%, due 01/15/26		38,820	40,540
			2,302,280
Apparel—0.1%
Hanesbrands, Inc.
4.875%, due 05/15/26[2]		250,000	267,696

Auto manufacturers—1.4%
American Honda Finance Corp.
1.375%, due 11/10/22	EUR	120,000	148,009
BMW U.S. Capital LLC
2.550%, due 04/01/31[2]		51,000	52,576
Daimler Finance North America LLC
2.125%, due 03/10/25[2]		296,000	305,474
3.500%, due 08/03/25[2]		150,000	163,714
Daimler International Finance BV
0.250%, due 08/09/21[5]	EUR	165,000	198,710
0.250%, due 11/06/23[5]	EUR	60,000	72,736
General Motors Co.
4.875%, due 10/02/23		172,000	188,320
General Motors Financial Co., Inc.
2.750%, due 06/20/25		491,000	516,725
4.000%, due 01/15/25		271,000	295,399
4.300%, due 07/13/25		33,000	36,578
4.350%, due 04/09/25		121,000	134,111
Hyundai Capital America
2.375%, due 02/10/23[2]		365,000	374,776
3.950%, due 02/01/22[2]		290,000	297,313
Hyundai Capital Services, Inc.
3.000%, due 08/29/22[2]		200,000	205,725
3.750%, due 03/05/23[2,6]		350,000	367,675

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Nissan Motor Acceptance Corp.
2.750%, due 03/09/28[2]		128,000	128,399
Nissan Motor Co. Ltd.
4.810%, due 09/17/30[2]		200,000	222,068
Toyota Motor Credit Corp.
3.000%, due 04/01/25		116,000	125,100
Toyota Motor Finance Netherlands BV
0.250%, due 01/10/22[5]	EUR	105,000	126,819
Traton Finance Luxembourg SA
0.750%, due 03/24/29[5]	EUR	200,000	241,953
Volkswagen Financial Services AG
0.750%, due 10/14/21[5]	EUR	120,000	144,957
Volvo Treasury AB
3 mo. Euribor + 0.650%,
0.108%, due 09/13/21[4,5]	EUR	200,000	240,806
			4,587,943

Auto parts & equipment—0.1%
Conti-Gummi Finance BV
1.125%, due 09/25/24[5]	EUR	110,000	136,706
Magna International, Inc.
2.450%, due 06/15/30		191,000	193,538
			330,244
Banks—8.9%
Banco de Sabadell SA
(fixed, converts to FRN on 03/11/26),
1.125%, due 03/11/27[4,5]	EUR	200,000	247,497
Banco Santander SA
3.306%, due 06/27/29		200,000	213,494
Bank of America Corp.
(fixed, converts to FRN on 10/26/30),
0.654%, due 10/26/31[4,5]	EUR	100,000	118,238
(fixed, converts to FRN on 09/25/24),
0.981%, due 09/25/25[4]		36,000	35,969
(fixed, converts to FRN on 10/24/25),
1.197%, due 10/24/26[4]		88,000	87,401
(fixed, converts to FRN on 06/19/25),
1.319%, due 06/19/26[4]		544,000	545,152
(fixed, converts to FRN on 07/22/26),
1.734%, due 07/22/27[4]		117,000	118,086
(fixed, converts to FRN on 06/19/40),
2.676%, due 06/19/41[4]		104,000	97,708

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 10/22/29),
2.884%, due 10/22/30[4]		106,000	109,944
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23[4]		264,000	274,441
(fixed, converts to FRN on 07/23/29),
3.194%, due 07/23/30[4]		884,000	937,273
(fixed, converts to FRN on 01/23/25),
3.366%, due 01/23/26[4]		459,000	495,780
(fixed, converts to FRN on 12/20/27),
3.419%, due 12/20/28[4]		97,000	105,058
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24[4]		123,000	129,560
(fixed, converts to FRN on 04/23/26),
3.559%, due 04/23/27[4]		253,000	277,472
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28[4]		168,000	185,245
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[4]		840,000	931,057
(fixed, converts to FRN on 04/23/39),
4.078%, due 04/23/40[4]		231,000	260,576
4.200%, due 08/26/24		143,000	157,644
4.450%, due 03/03/26		226,000	255,975
Series FF,
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[4,7]		90,000	101,493
Series L,
3.950%, due 04/21/25		6,000	6,600
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[4]		61,000	67,423
Series F,
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[4,7]		115,000	122,245
Banque Federative du Credit Mutuel SA
0.125%, due 08/30/21[5]	EUR	200,000	240,931
0.750%, due 06/15/23[5]	EUR	100,000	122,851
Barclays PLC
(fixed, converts to FRN on 03/10/31),
2.667%, due 03/10/32[4]	EUR	200,000	197,402
(fixed, converts to FRN on 04/02/24),
3.375%, due 04/02/25[4,5]		100,000	131,265
3.684%, due 01/10/23		432,000	441,134
(fixed, converts to FRN on 03/10/41),
3.811%, due 03/10/42[4]		200,000	200,075

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
BNP Paribas SA
(fixed, converts to FRN on 04/13/26),
0.250%, due 04/13/27[4,5]	EUR	200,000	238,409
(fixed, converts to FRN on 01/19/29),
0.500%, due 01/19/30[4,5]	EUR	200,000	236,034
(fixed, converts to FRN on 11/19/24),
2.819%, due 11/19/25[2,4]		400,000	421,468
BPCE SA
0.250%, due 01/15/26[5]	EUR	100,000	121,121
0.625%, due 04/28/25[5]	EUR	100,000	123,198
2.700%, due 10/01/29[2]		313,000	321,092
Citigroup, Inc.
(fixed, converts to FRN on 11/05/29),
2.976%, due 11/05/30[4]		27,000	28,133
(fixed, converts to FRN on 02/18/26),
3.875%, due 02/18/26[4,7]		136,000	136,170
(fixed, converts to FRN on 03/20/29),
3.980%, due 03/20/30[4]		1,207,000	1,346,172
Credit Suisse Group AG
(fixed, converts to FRN on 04/02/25),
3.250%, due 04/02/26[4,5]	EUR	200,000	266,521
Danske Bank A/S
1.226%, due 06/22/24[2]		578,000	583,498
5.000%, due 01/12/22[2]		250,000	257,381
5.375%, due 01/12/24[2]		360,000	401,024
Deutsche Bank AG
(fixed, converts to FRN on 04/01/24),
1.447%, due 04/01/25[4]		204,000	204,768
1.686%, due 03/19/26		360,000	361,369
(fixed, converts to FRN on 11/24/25),
2.129%, due 11/24/26[4]		155,000	157,002
4.100%, due 01/13/26		45,000	49,237
Goldman Sachs Group, Inc.
3 mo. Euribor + 0.550%,
0.013%, due 04/21/23[4,5]	EUR	230,000	277,059
(fixed, converts to FRN on 02/12/25),
0.855%, due 02/12/26[4]		82,000	81,296
3 mo. USD LIBOR + 0.780%,
0.966%, due 10/31/22[4]		65,000	65,178
3 mo. USD LIBOR + 1.170%,
1.364%, due 05/15/26[4]		244,000	248,025
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22[4]		445,000	450,171
(fixed, converts to FRN on 06/05/22),
2.908%, due 06/05/23[4]		79,000	81,071

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 04/22/41),
3.210%, due 04/22/42[4]		145,000	146,377
3.500%, due 01/23/25		158,000	171,494
3.500%, due 04/01/25		805,000	875,489
3.500%, due 11/16/26		21,000	22,919
3.750%, due 05/22/25		302,000	331,188
3.750%, due 02/25/26		348,000	386,611
HSBC Holdings PLC
(fixed, converts to FRN on 06/19/28),
4.583%, due 06/19/29[4]		373,000	423,683
ING Groep N.V.
(fixed, converts to FRN on 09/03/24),
0.100%, due 09/03/25[4,5]	EUR	100,000	120,293
Intesa Sanpaolo SpA
1.350%, due 02/24/31[5]	EUR	250,000	293,546
JPMorgan Chase & Co.
(fixed, converts to FRN on 03/13/25),
2.005%, due 03/13/26[4]		502,000	517,860
(fixed, converts to FRN on 04/22/25),
2.083%, due 04/22/26[4]		138,000	142,684
(fixed, converts to FRN on 10/15/24),
2.301%, due 10/15/25[4]		284,000	296,230
(fixed, converts to FRN on 04/22/41),
3.157%, due 04/22/42[4]		45,000	45,073
(fixed, converts to FRN on 05/06/29),
3.702%, due 05/06/30[4]		57,000	62,711
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[4]		803,000	891,484
(fixed, converts to FRN on 01/23/48),
3.897%, due 01/23/49[4]		56,000	61,599
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27[4]		735,000	816,996
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29[4]		283,000	318,217
(fixed, converts to FRN on 12/05/23),
4.023%, due 12/05/24[4]		325,000	351,912
(fixed, converts to FRN on 07/24/47),
4.032%, due 07/24/48[4]		106,000	118,500
(fixed, converts to FRN on 02/22/47),
4.260%, due 02/22/48[4]		130,000	150,433
(fixed, converts to FRN on 12/05/28),
4.452%, due 12/05/29[4]		163,000	188,049
KBC Group N.V.
1.125%, due 01/25/24[5]	EUR	100,000	124,295

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Lloyds Banking Group PLC
(fixed, converts to FRN on 11/07/22),
2.907%, due 11/07/23[4]		200,000	207,131
4.375%, due 03/22/28		214,000	242,638
Mitsubishi UFJ Financial Group, Inc.
2.048%, due 07/17/30		261,000	255,056
3.195%, due 07/18/29		200,000	212,998
Mizuho Financial Group, Inc.
0.523%, due 06/10/24[5]	EUR	100,000	122,290
(fixed, converts to FRN on 09/08/30),
1.979%, due 09/08/31[4]		201,000	192,260
(fixed, converts to FRN on 05/25/25),
2.226%, due 05/25/26[4]		308,000	317,639
(fixed, converts to FRN on 09/13/24),
2.555%, due 09/13/25[4]		200,000	209,300
(fixed, converts to FRN on 07/16/24),
2.839%, due 07/16/25[4]		280,000	296,878
Morgan Stanley
(fixed, converts to FRN on 05/04/26),
1.593%, due 05/04/27[4]		782,000	785,742
(fixed, converts to FRN on 02/13/31),
1.794%, due 02/13/32[4]		472,000	443,808
(fixed, converts to FRN on 04/22/41),
3.217%, due 04/22/42[4]		19,000	19,252
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28[4]		146,000	160,696
(fixed, converts to FRN on 04/01/30),
3.622%, due 04/01/31[4]		106,000	116,079
3.625%, due 01/20/27		70,000	77,619
(fixed, converts to FRN on 01/24/28),
3.772%, due 01/24/29[4]		536,000	591,687
(fixed, converts to FRN on 01/23/29),
4.431%, due 01/23/30[4]		871,000	1,004,346
OP Corporate Bank PLC
(fixed, converts to FRN on 06/09/25),
1.625%, due 06/09/30[4,5]	EUR	300,000	373,446
Santander UK Group Holdings PLC
(fixed, converts to FRN on 11/15/23),
4.796%, due 11/15/24[4]		296,000	325,305
State Street Corp.,
Series F,
(fixed, converts to FRN on 06/15/21),
3.781%, due 06/15/21[4,7]		44,000	44,114

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(concluded)
Series H,
(fixed, converts to FRN on 12/15/23),
5.625%, due 12/15/23[4,7]		125,000	132,487
Sumitomo Mitsui Financial Group, Inc.
2.750%, due 01/15/30		200,000	205,611
2.784%, due 07/12/22		105,000	108,045
Toronto-Dominion Bank
0.375%, due 04/25/24[5]	EUR	200,000	243,860
Wells Fargo & Co.
1.125%, due 10/29/21[5]	EUR	155,000	187,815
(fixed, converts to FRN on 10/30/29),
2.879%, due 10/30/30[4]		268,000	278,138
(fixed, converts to FRN on 04/30/40),
3.068%, due 04/30/41[4]		280,000	276,479
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28[4]		324,000	355,358
			28,314,106
Beverages—0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36		1,113,000	1,317,528
Coca-Cola Co.
1.000%, due 03/09/41	EUR	100,000	115,524
Keurig Dr. Pepper, Inc.
3.200%, due 05/01/30		142,000	151,381
Pernod Ricard SA
0.000%, due 10/24/23[5,8]	EUR	100,000	120,666
Suntory Holdings Ltd.
2.250%, due 10/16/24[2]		380,000	395,641
			2,100,740
Biotechnology—0.2%
Amgen, Inc.
3.150%, due 02/21/40		104,000	104,245
4.400%, due 05/01/45		60,000	69,576
Biogen, Inc.
2.250%, due 05/01/30[6]		98,000	95,308
3.150%, due 05/01/50		73,000	66,591
Gilead Sciences, Inc.
4.750%, due 03/01/46		67,000	80,528

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Biotechnology—(concluded)
4.800%, due 04/01/44		123,000	148,110
			564,358
Building materials—0.1%
Carrier Global Corp.
2.242%, due 02/15/25		273,000	284,756
Holcim Finance Luxembourg SA
0.500%, due 04/23/31[5]	EUR	100,000	115,976
			400,732
Chemicals—0.5%
Air Liquide Finance SA
0.375%, due 04/18/22[5]	EUR	100,000	120,818
Air Products & Chemicals, Inc.
2.800%, due 05/15/50		90,000	84,919
Dow Chemical Co.
1.125%, due 03/15/32	EUR	170,000	207,705
4.800%, due 05/15/49		55,000	67,433
DuPont de Nemours, Inc.
4.493%, due 11/15/25		524,000	595,247
LYB International Finance BV
4.875%, due 03/15/44		102,000	121,403
Sherwin-Williams Co.
2.750%, due 06/01/22		31,000	31,671
4.000%, due 12/15/42		5,000	5,546
4.200%, due 01/15/22		330,000	335,454
			1,570,196
Commercial services—0.2%
ADT Corp.
4.125%, due 06/15/23		22,000	23,043
Amadeus IT Group SA
2.875%, due 05/20/27[5]	EUR	100,000	135,293
Global Payments, Inc.
2.900%, due 05/15/30		20,000	20,515
3.200%, due 08/15/29		231,000	243,557
RELX Capital, Inc.
3.000%, due 05/22/30		250,000	261,452
			683,860
Computers—0.7%
Apple, Inc.
2.800%, due 02/08/61		52,000	47,699

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Computers—(concluded)
3.850%, due 08/04/46		53,000	60,849
4.250%, due 02/09/47		49,000	59,397
Dell International LLC/EMC Corp.
8.350%, due 07/15/46[2]		140,000	219,406
Hewlett Packard Enterprise Co.
1.750%, due 04/01/26		26,000	26,251
4.650%, due 10/01/24		25,000	27,966
International Business Machines Corp.
0.500%, due 09/07/21	EUR	300,000	361,804
2.850%, due 05/15/40		230,000	224,017
3.300%, due 05/15/26		271,000	297,505
Leidos, Inc.
2.300%, due 02/15/31[2]		107,000	101,812
4.375%, due 05/15/30[2]		421,000	469,672
Seagate HDD Cayman
4.091%, due 06/01/29[2]		340,000	348,259
			2,244,637
Diversified financial services—0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 10/01/25		150,000	164,792
Capital One Financial Corp.
1.650%, due 06/12/29	EUR	200,000	253,946
3.750%, due 03/09/27		117,000	129,897
Charles Schwab Corp.
3.250%, due 05/22/29		29,000	31,612
Series E,
(fixed, converts to FRN on 03/01/22),
4.625%, due 03/01/22[4,7]		190,000	194,037
Series I,
(fixed, converts to FRN on 06/01/26),
4.000%, due 06/01/26[4,7]		130,000	133,583
FCA Bank SpA
0.500%, due 09/18/23[5]	EUR	100,000	121,533
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35		200,000	230,099
Intercontinental Exchange, Inc.
2.100%, due 06/15/30		200,000	195,202
PSA Banque France SA
0.010%, due 01/22/25[5]	EUR	100,000	119,860

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Visa, Inc.
2.700%, due 04/15/40	107,000	106,223
		1,680,784
Electric—2.6%
AEP Texas, Inc.,
Series H,
3.450%, due 01/15/50	102,000	101,690
AEP Transmission Co. LLC
3.150%, due 09/15/49	95,000	95,591
3.750%, due 12/01/47	34,000	37,294
4.250%, due 09/15/48	25,000	29,153
Series M,
3.650%, due 04/01/50	35,000	38,115
Alabama Power Co.
3.450%, due 10/01/49	42,000	44,363
4.150%, due 08/15/44	97,000	112,055
Ameren Illinois Co.
3.250%, due 03/15/50	110,000	113,348
Baltimore Gas & Electric Co.
3.750%, due 08/15/47	204,000	222,576
CenterPoint Energy Houston Electric LLC,
Series AF,
3.350%, due 04/01/51	112,000	116,151
Commonwealth Edison Co.,
Series 130,
3.125%, due 03/15/51	80,000	79,924
Consumers Energy Co.
3.500%, due 08/01/51	191,000	207,561
3.750%, due 02/15/50	98,000	111,346
3.800%, due 11/15/28	47,000	52,998
DTE Electric Co.
3.950%, due 03/01/49	160,000	184,840
Duke Energy Carolinas LLC
3.875%, due 03/15/46	162,000	179,091
Duke Energy Florida LLC
1.750%, due 06/15/30	144,000	138,317
2.500%, due 12/01/29	438,000	451,442
4.200%, due 07/15/48	38,000	45,031
Duke Energy Ohio, Inc.
3.650%, due 02/01/29	110,000	120,990
3.700%, due 06/15/46	50,000	53,685

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(continued)
Duke Energy Progress LLC
3.700%, due 09/01/28		15,000	16,685
4.100%, due 05/15/42		131,000	150,474
4.100%, due 03/15/43		50,000	57,140
4.200%, due 08/15/45		75,000	86,235
Edison International
3.125%, due 11/15/22		24,000	24,813
4.950%, due 04/15/25		99,000	110,861
Entergy Louisiana LLC
1.600%, due 12/15/30		129,000	121,799
2.350%, due 06/15/32		93,000	92,462
4.200%, due 09/01/48		34,000	39,900
Entergy Texas, Inc.
2.550%, due 06/01/21		45,000	45,064
ESB Finance DAC
3.494%, due 01/12/24[5]	EUR	100,000	131,616
Exelon Corp.
5.100%, due 06/15/45		15,000	18,904
5.625%, due 06/15/35		99,000	127,839
FirstEnergy Corp.
2.050%, due 03/01/25		29,000	29,218
2.650%, due 03/01/30		153,000	149,558
Series C,
3.400%, due 03/01/50		111,000	102,398
FirstEnergy Transmission LLC
4.350%, due 01/15/25[2]		202,000	220,292
4.550%, due 04/01/49[2]		125,000	139,373
5.450%, due 07/15/44[2]		60,000	72,699
Florida Power & Light Co.
3.150%, due 10/01/49		225,000	231,260
3.950%, due 03/01/48		97,000	113,101
5.250%, due 02/01/41		5,000	6,678
5.650%, due 02/01/37		7,000	9,303
Iberdrola International BV,
Series NC5,
(fixed, converts to FRN on 01/28/26),
1.874%, due 01/28/26[4,5,7]	EUR	200,000	247,691
MidAmerican Energy Co.
3.100%, due 05/01/27		105,000	114,621
3.150%, due 04/15/50		70,000	71,733
3.650%, due 04/15/29		204,000	228,513
3.650%, due 08/01/48		34,000	37,454
NextEra Energy Operating Partners LP
4.250%, due 07/15/24[2]		350,000	371,000

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Northern States Power Co.
2.600%, due 06/01/51	121,000	111,349
2.900%, due 03/01/50	30,000	29,213
3.200%, due 04/01/52	44,000	45,253
NRG Energy, Inc.
2.450%, due 12/02/27[2]	231,000	231,755
Ohio Power Co.
4.150%, due 04/01/48	40,000	46,194
Series Q,
1.625%, due 01/15/31	103,000	97,119
Oncor Electric Delivery Co. LLC
3.100%, due 09/15/49	50,000	50,311
3.700%, due 11/15/28	225,000	252,808
3.800%, due 09/30/47	28,000	31,195
PECO Energy Co.
3.050%, due 03/15/51	98,000	98,074
Public Service Electric & Gas Co.
2.050%, due 08/01/50	55,000	44,885
3.650%, due 09/01/28	42,000	46,804
Southern California Edison Co.
1.845%, due 02/01/22	7,857	7,866
Series 20C,
1.200%, due 02/01/26	185,000	183,467
Series A,
4.200%, due 03/01/29	119,000	133,736
Series E,
3.700%, due 08/01/25	307,000	336,813
Southwestern Public Service Co.,
Series 8,
3.150%, due 05/01/50	97,000	97,515
Tampa Electric Co.
4.200%, due 05/15/45	42,000	47,108
4.450%, due 06/15/49	59,000	72,066
Virginia Electric and Power Co.,
Series A,
6.000%, due 05/15/37	144,000	196,645
Series B,
4.200%, due 05/15/45	93,000	107,927
Vistra Operations Co. LLC
4.300%, due 07/15/29[2]	195,000	205,129
		8,177,477

Electrical components & equipment—0.1%
Schneider Electric SE

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electrical components & equipment—— (concluded)
0.000%, due 06/12/23[5,8]	EUR	100,000	121,050
0.250%, due 09/09/24[5]	EUR	100,000	121,961
			243,011
Electronics—0.1%
Agilent Technologies, Inc.
2.300%, due 03/12/31		203,000	199,686
Amphenol Technologies Holding GmbH
0.750%, due 05/04/26[5]	EUR	135,000	167,718
Tyco Electronics Group SA
3.450%, due 08/01/24		10,000	10,778
			378,182
Environmental control—0.0%†
Waste Management, Inc.
2.000%, due 06/01/29[9]		49,000	49,027
2.950%, due 06/01/41[9]		58,000	57,639
4.150%, due 07/15/49		43,000	51,270
			157,936
Food—0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250%, due 03/15/26[2]		140,000	139,899
3.500%, due 02/15/23[2]		128,000	131,520
4.625%, due 01/15/27[2]		563,000	585,520
Seven & I Holdings Co. Ltd.
3.350%, due 09/17/21[2]		230,000	232,527
			1,089,466
Forest Products & Paper—0.1%
Georgia-Pacific LLC
0.950%, due 05/15/26[2]		228,000	222,763
1.750%, due 09/30/25[2]		80,000	81,773
International Paper Co.
4.800%, due 06/15/44		72,000	87,769
			392,305
Gas—0.2%
Atmos Energy Corp.
4.125%, due 03/15/49		20,000	22,900
CenterPoint Energy Resources Corp.
1.750%, due 10/01/30		185,000	172,952

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Gas—(concluded)
ONE Gas, Inc.
2.000%, due 05/15/30		35,000	33,802
Piedmont Natural Gas Co., Inc.
2.500%, due 03/15/31		75,000	74,509
3.500%, due 06/01/29		87,000	94,710
Redexis Gas Finance BV
1.875%, due 05/28/25[5]	EUR	100,000	127,584
			526,457
Healthcare-products—0.3%
Abbott Ireland Financing DAC
0.100%, due 11/19/24[5]	EUR	100,000	121,006
0.875%, due 09/27/23[5]	EUR	100,000	123,375
Boston Scientific Corp.
2.650%, due 06/01/30		34,000	34,455
DH Europe Finance II SARL
0.200%, due 03/18/26	EUR	130,000	156,992
1.800%, due 09/18/49	EUR	100,000	124,817
Medtronic Global Holdings SCA
1.750%, due 07/02/49		100,000	124,227
Thermo Fisher Scientific, Inc.
1.875%, due 10/01/49	EUR	100,000	123,924
	EUR		808,796
Healthcare-services—0.5%
Aetna, Inc.
4.500%, due 05/15/42		25,000	28,991
6.625%, due 06/15/36		11,000	15,631
AHS Hospital Corp.,
Series 2021,
2.780%, due 07/01/51		40,000	37,637
Anthem, Inc.
4.375%, due 12/01/47		92,000	107,741
4.850%, due 08/15/54		27,000	33,006
CommonSpirit Health
2.782%, due 10/01/30		57,000	58,249
3.910%, due 10/01/50		110,000	115,248
Fresenius Finance Ireland PLC
0.875%, due 10/01/31[5]	EUR	60,000	71,481
HCA, Inc.
5.250%, due 04/15/25		297,000	341,400
5.250%, due 06/15/26		120,000	139,272

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
Humana, Inc.
4.500%, due 04/01/25		116,000	130,597
Methodist Hospital,
Series 20A,
2.705%, due 12/01/50		74,000	68,340
New York and Presbyterian Hospital,
Series 2019,
3.954%, due 08/01/19		161,000	178,780
UnitedHealth Group, Inc.
4.450%, due 12/15/48		204,000	249,610
			1,575,983
Insurance—0.4%
American International Group, Inc.
4.375%, due 01/15/55		35,000	39,992
4.500%, due 07/16/44		122,000	140,283
Aon Corp.
2.800%, due 05/15/30		236,000	243,537
Aon PLC
4.450%, due 05/24/43		64,000	73,037
Hartford Financial Services Group, Inc.
4.300%, due 04/15/43		30,000	34,296
Marsh & McLennan Cos., Inc.
1.979%, due 03/21/30	EUR	165,000	220,843
2.250%, due 11/15/30		90,000	89,503
4.375%, due 03/15/29		45,000	52,101
Metropolitan Life Global Funding I
0.010%, due 09/23/22[5]	EUR	100,000	120,735
1.250%, due 09/17/21[5]	EUR	115,000	139,123
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]		47,000	54,060
			1,207,510
Internet—0.4%
Amazon.com, Inc.
3.875%, due 08/22/37		32,000	36,903
Booking Holdings, Inc.
0.100%, due 03/08/25	EUR	100,000	120,600
Expedia Group, Inc.
3.250%, due 02/15/30		163,000	165,467
5.000%, due 02/15/26		145,000	164,751
6.250%, due 05/01/25[2]		68,000	79,103

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Internet—(concluded)
Netflix, Inc.
5.750%, due 03/01/24		231,000	260,308
Tencent Holdings Ltd.
2.985%, due 01/19/23[2]		200,000	206,725
Twitter, Inc.
3.875%, due 12/15/27[2,6]		200,000	210,500
			1,244,357
Investment companies—0.1%
Ares Capital Corp.
2.150%, due 07/15/26		133,000	131,220
4.250%, due 03/01/25		330,000	357,352
			488,572
Machinery-diversified—0.1%
KION Group AG
1.625%, due 09/24/25[5]	EUR	100,000	125,635
Nvent Finance SARL
3.950%, due 04/15/23		247,000	258,765
Otis Worldwide Corp.
2.565%, due 02/15/30		80,000	81,408
			465,808
Media—1.4%
AMC Networks, Inc.
5.000%, due 04/01/24		362,000	366,887
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850%, due 04/01/61		39,000	35,792
5.750%, due 04/01/48		23,000	28,227
6.484%, due 10/23/45		505,000	668,031
Comcast Corp.
2.650%, due 02/01/30		413,000	425,719
2.800%, due 01/15/51		90,000	83,142
3.300%, due 02/01/27		48,000	52,709
3.300%, due 04/01/27		197,000	216,208
3.400%, due 04/01/30		351,000	382,347
3.969%, due 11/01/47		80,000	90,021
3.999%, due 11/01/49		93,000	105,616
4.000%, due 08/15/47		72,000	81,438
4.000%, due 03/01/48		127,000	143,657
Cox Communications, Inc.
3.150%, due 08/15/24[2]		89,000	95,299
3.250%, due 12/15/22[2]		60,000	62,679

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
3.350%, due 09/15/26[2]		72,000	77,927
4.800%, due 02/01/35[2]		4,000	4,763
Discovery Communications LLC
1.900%, due 03/19/27	EUR	225,000	289,955
Dish DBS Corp.
5.875%, due 07/15/22		210,000	219,870
Informa PLC
2.125%, due 10/06/25[5]	EUR	130,000	165,775
NBCUniversal Media LLC
5.950%, due 04/01/41		128,000	179,641
Sirius XM Radio, Inc.
4.625%, due 07/15/24[2]		346,000	355,082
Sky Ltd.
1.500%, due 09/15/21[5]	EUR	100,000	121,052
ViacomCBS, Inc.
5.850%, due 09/01/43		113,000	144,585
Walt Disney Co.
2.000%, due 09/01/29		144,000	143,113
			4,539,535
Mining—0.3%
Anglo American Capital PLC
2.250%, due 03/17/28[2]		200,000	198,878
2.625%, due 09/10/30[2]		200,000	197,158
4.750%, due 04/10/27[2]		220,000	253,145
Glencore Funding LLC
1.625%, due 04/27/26[2]		141,000	140,148
2.500%, due 09/01/30[2]		131,000	126,891
2.850%, due 04/27/31[2,6]		89,000	88,145
Newmont Corp.
4.875%, due 03/15/42		44,000	54,118
			1,058,483
Miscellaneous manufacturers—0.2%
Parker-Hannifin Corp.
3.250%, due 06/14/29		18,000	19,394
Siemens Financieringsmaatschappij N.V.
0.010%, due 09/05/21[5]	EUR	370,000	445,443

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Miscellaneous manufacturers—(concluded)
Trane Technologies Luxembourg Finance SA
3.500%, due 03/21/26		101,000	110,695
			575,532
Oil & gas—1.0%
BP Capital Markets America, Inc.
3.410%, due 02/11/26		106,000	116,426
BP Capital Markets PLC
(fixed, converts to FRN on 03/22/26),
3.250%, due 03/22/26[4,5,7]	EUR	135,000	174,071
Chevron USA, Inc.
4.950%, due 08/15/47		72,000	91,614
5.050%, due 11/15/44		27,000	34,308
Devon Energy Corp.
5.850%, due 12/15/25		14,000	16,448
Diamondback Energy, Inc.
3.125%, due 03/24/31		61,000	61,611
3.500%, due 12/01/29		87,000	91,094
4.750%, due 05/31/25		50,000	56,205
Ecopetrol SA
4.125%, due 01/16/25		195,000	206,983
Exxon Mobil Corp.
1.408%, due 06/26/39	EUR	270,000	317,239
Marathon Oil Corp.
3.850%, due 06/01/25		217,000	235,264
Marathon Petroleum Corp.
4.500%, due 05/01/23		30,000	32,139
Shell International Finance BV
2.375%, due 11/07/29		293,000	298,953
4.000%, due 05/10/46		35,000	39,312
4.550%, due 08/12/43		41,000	49,552
Suncor Energy, Inc.
6.500%, due 06/15/38		37,000	50,378
9.250%, due 10/15/21		30,000	31,189
Total Capital International SA
2.125%, due 11/19/21[5]	EUR	100,000	121,896
2.125%, due 03/15/23[5]	EUR	100,000	125,846
TOTAL SE
(fixed, converts to FRN on 10/06/26),
3.369%, due 10/06/264,5,7	EUR	100,000	133,039
Series NC7,
(fixed, converts to FRN on 10/25/27),
1.625%, due 10/25/27[4,5,7]	EUR	120,000	144,983

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Viper Energy Partners LP
5.375%, due 11/01/27[2]		705,000	736,690
			3,165,240
Packaging & containers—0.3%
Ball Corp.
2.875%, due 08/15/30		195,000	188,306
Sealed Air Corp.
4.000%, due 12/01/27[2]		155,000	162,362
4.875%, due 12/01/22[2]		526,000	550,985
			901,653
Pharmaceuticals—1.2%
AbbVie, Inc.
4.500%, due 05/14/35		413,000	484,294
4.550%, due 03/15/35		179,000	211,646
4.625%, due 10/01/42		4,000	4,700
AstraZeneca PLC
1.375%, due 08/06/30		80,000	73,646
3.375%, due 11/16/25		201,000	220,273
Bayer AG
1.375%, due 07/06/32[5]	EUR	100,000	122,425
Becton Dickinson and Co.
1.401%, due 05/24/23	EUR	100,000	123,703
Cigna Corp.
3.500%, due 06/15/24		125,000	134,801
3.750%, due 07/15/23		133,000	142,014
4.125%, due 11/15/25		465,000	522,734
CVS Health Corp.
2.875%, due 06/01/26		92,000	98,135
3.000%, due 08/15/26		188,000	201,883
4.300%, due 03/25/28		206,000	234,383
5.050%, due 03/25/48		169,000	207,818
Eli Lilly & Co.
1.700%, due 11/01/49	EUR	100,000	128,672
Merck KGaA
(fixed, converts to FRN on 09/18/24),
1.625%, due 06/25/79[4,5]	EUR	100,000	124,060
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26		89,000	96,678
Takeda Pharmaceutical Co. Ltd.
2.000%, due 07/09/40	EUR	150,000	189,946
2.050%, due 03/31/30		200,000	193,504

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Upjohn Finance BV
1.023%, due 06/23/24[5]	EUR	140,000	172,560
			3,687,875
Pipelines—1.6%
Cameron LNG LLC
3.302%, due 01/15/35[2]		135,000	141,098
3.402%, due 01/15/38[2]		145,000	150,034
Cheniere Energy Partners LP
4.000%, due 03/01/31[2]		410,000	417,175
4.500%, due 10/01/29		60,000	62,625
5.625%, due 10/01/26		545,000	568,163
Energy Transfer LP
2.900%, due 05/15/25		81,000	85,019
3.900%, due 07/15/26		53,000	57,467
4.000%, due 10/01/27		264,000	284,076
4.050%, due 03/15/25		126,000	136,435
4.750%, due 01/15/26		73,000	81,610
5.500%, due 06/01/27		205,000	237,818
5.875%, due 01/15/24		146,000	162,449
6.100%, due 02/15/42[6]		15,000	17,279
Enterprise Products Operating LLC
4.850%, due 08/15/42		105,000	123,029
Kinder Morgan Energy Partners LP
5.000%, due 03/01/43		52,000	59,551
6.950%, due 01/15/38		38,000	51,759
NGPL PipeCo LLC
4.375%, due 08/15/22[2,6]		547,000	566,438
4.875%, due 08/15/27[2]		100,000	112,504
7.768%, due 12/15/37[2]		40,000	53,744
Northern Natural Gas Co.
4.300%, due 01/15/49[2]		117,000	133,728
Northwest Pipeline LLC
4.000%, due 04/01/27		173,000	193,394
Sabine Pass Liquefaction LLC
4.200%, due 03/15/28		115,000	127,371
5.000%, due 03/15/27		117,000	134,503
5.625%, due 03/01/25		32,000	36,719
Texas Eastern Transmission LP
2.800%, due 10/15/22[2]		45,000	46,121
3.500%, due 01/15/28[2]		115,000	123,269
4.150%, due 01/15/48[2]		171,000	179,890

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Transcontinental Gas Pipe Line Co. LLC
3.950%, due 05/15/50		34,000	35,560
4.000%, due 03/15/28		181,000	201,632
4.600%, due 03/15/48		41,000	47,788
7.850%, due 02/01/26		284,000	361,368
			4,989,616
Real estate—0.2%
Northwest Florida Timber Finance LLC
4.750%, due 03/04/29[2]		200,000	203,603
Vonovia Finance BV
0.125%, due 04/06/23[5]	EUR	200,000	241,893
0.750%, due 01/25/22[5]	EUR	100,000	121,168
			566,664
Real estate investment trusts—0.9%
American Tower Corp.
1.600%, due 04/15/26		68,000	68,388
2.100%, due 06/15/30		243,000	233,466
3.950%, due 03/15/29		55,000	61,013
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23		460,000	489,224
Crown Castle International Corp.
2.250%, due 01/15/31		67,000	65,029
3.100%, due 11/15/29		47,000	49,178
3.300%, due 07/01/30		179,000	189,751
3.700%, due 06/15/26		20,000	21,984
4.150%, due 07/01/50		28,000	30,269
4.450%, due 02/15/26		116,000	131,177
5.200%, due 02/15/49		22,000	27,270
Digital Dutch Finco BV
1.000%, due 01/15/32[5]	EUR	110,000	131,274
1.500%, due 03/15/30[5]	EUR	100,000	127,054
Duke Realty LP
2.875%, due 11/15/29		200,000	207,064
GLP Capital LP/GLP Financing II, Inc.
4.000%, due 01/15/31		159,000	167,675
Merlin Properties Socimi SA
1.875%, due 12/04/34[5]	EUR	100,000	122,179
National Retail Properties, Inc.
3.500%, due 04/15/51		79,000	78,878
Prologis Euro Finance LLC
1.500%, due 09/10/49	EUR	100,000	117,484

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
SBA Communications Corp.
3.125%, due 02/01/29[2]		121,000	115,915
Simon International Finance SCA
1.375%, due 11/18/22[5]	EUR	105,000	128,682
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[2]		250,000	257,812
			2,820,766
Retail—0.2%
Lowe's Cos., Inc.
2.625%, due 04/01/31		25,000	25,351
3.650%, due 04/05/29		80,000	88,431
4.000%, due 04/15/25		142,000	157,539
McDonald's Corp.
2.125%, due 03/01/30		118,000	116,873
4.875%, due 12/09/45		143,000	176,604
Starbucks Corp.
2.250%, due 03/12/30		117,000	115,983
2.550%, due 11/15/30		74,000	74,832
			755,613
Semiconductors—0.8%
Applied Materials, Inc.
1.750%, due 06/01/30		23,000	22,329
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, due 01/15/27		94,000	102,986
Broadcom, Inc.
3.419%, due 04/15/33[2]		136,000	137,844
3.469%, due 04/15/34[2]		382,000	386,214
4.300%, due 11/15/32		89,000	98,231
4.750%, due 04/15/29		78,000	88,743
5.000%, due 04/15/30		157,000	180,573
KLA Corp.
3.300%, due 03/01/50		27,000	26,891
4.100%, due 03/15/29		164,000	186,057
4.650%, due 11/01/24		206,000	230,602
5.000%, due 03/15/49		90,000	115,042
Lam Research Corp.
2.875%, due 06/15/50		40,000	38,472
3.750%, due 03/15/26		271,000	302,344
4.875%, due 03/15/49		62,000	80,940
NVIDIA Corp.
3.200%, due 09/16/26		89,000	98,032

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Semiconductors—(concluded)
3.500%, due 04/01/50		52,000	56,012
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.300%, due 06/18/29[2]		305,000	345,598
QUALCOMM, Inc.
4.300%, due 05/20/47		102,000	121,507
			2,618,417
Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
3.483%, due 12/01/27		155,000	168,617
3.844%, due 05/01/25		56,000	61,071
			229,688
Software—1.7%
Activision Blizzard, Inc.
2.500%, due 09/15/50		108,000	92,504
3.400%, due 09/15/26		178,000	196,053
Autodesk, Inc.
2.850%, due 01/15/30		169,000	176,356
Citrix Systems, Inc.
3.300%, due 03/01/30		147,000	153,644
Electronic Arts, Inc.
1.850%, due 02/15/31		259,000	246,965
Fidelity National Information Services, Inc.
0.125%, due 12/03/22	EUR	100,000	120,789
0.750%, due 05/21/23	EUR	200,000	244,501
1.000%, due 12/03/28	EUR	170,000	209,964
2.950%, due 05/21/39	EUR	100,000	145,013
Fiserv, Inc.
2.650%, due 06/01/30		196,000	199,529
3.500%, due 07/01/29		162,000	175,574
4.200%, due 10/01/28		157,000	178,242
MSCI, Inc.
3.625%, due 09/01/30[2]		256,000	260,078
3.875%, due 02/15/31[2]		512,000	524,682
Oracle Corp.
2.300%, due 03/25/28[6]		67,000	68,052
2.800%, due 04/01/27		623,000	660,412
3.900%, due 05/15/35		33,000	35,817
4.100%, due 03/25/61		30,000	31,362
4.300%, due 07/08/34		1,255,000	1,422,246
5.375%, due 07/15/40		165,000	205,719

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software—(concluded)
Roper Technologies, Inc.
1.000%, due 09/15/25		120,000	119,010
			5,466,512
Telecommunications—2.9%
AT&T, Inc.
2.550%, due 12/01/33[2]		536,000	510,888
2.600%, due 05/19/38	EUR	100,000	134,648
3.550%, due 09/15/55[2]		171,000	157,513
3.650%, due 09/15/59[2]		153,000	141,085
4.300%, due 02/15/30		411,000	463,673
4.350%, due 03/01/29		276,000	313,271
4.500%, due 05/15/35		27,000	30,614
CommScope, Inc.
6.000%, due 03/01/26[2]		313,000	329,824
Corning, Inc.
4.375%, due 11/15/57		27,000	29,859
Level 3 Financing, Inc.
3.625%, due 01/15/29[2]		517,000	500,844
Lumen Technologies, Inc.,
Series T,
5.800%, due 03/15/22		139,000	143,378
Motorola Solutions, Inc.
4.600%, due 02/23/28		49,000	56,323
4.600%, due 05/23/29		99,000	113,770
5.500%, due 09/01/44		71,000	88,046
Qwest Corp.
6.750%, due 12/01/21		472,000	486,160
SES SA
2.000%, due 07/02/28[5]	EUR	100,000	130,288
Sprint Communications, Inc.
6.000%, due 11/15/22		963,000	1,027,771
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360%, due 09/20/21[2,10]		359,375	361,621
T-Mobile USA, Inc.
2.250%, due 02/15/26		225,000	226,424
3.750%, due 04/15/27[2]		1,027,000	1,131,261
Telstra Corp. Ltd.
3.500%, due 09/21/22[5]	EUR	265,000	335,322
Verizon Communications, Inc.
1.500%, due 09/18/30		396,000	368,290
1.680%, due 10/30/30[2]		57,000	53,424
2.100%, due 03/22/28		190,000	191,725

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
2.987%, due 10/30/56[2]		61,000	54,505
3.150%, due 03/22/30		381,000	402,935
3.700%, due 03/22/61		121,000	122,395
3.875%, due 02/08/29[6]		66,000	74,301
4.125%, due 03/16/27		189,000	215,543
4.272%, due 01/15/36		516,000	594,514
4.862%, due 08/21/46		160,000	197,920
Vodafone Group PLC
4.125%, due 05/30/25		216,000	241,711
5.250%, due 05/30/48		122,000	154,104
			9,383,950
Toys/Games/Hobbies—0.0%†
Hasbro, Inc.
2.600%, due 11/19/22		79,000	81,452

Transportation—0.9%
Burlington Northern Santa Fe LLC
3.300%, due 09/15/51		155,000	157,686
4.150%, due 12/15/48		49,000	56,917
Canadian Pacific Railway Co.
2.050%, due 03/05/30		108,000	104,886
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[2]		435,000	445,436
CSX Corp.
2.400%, due 02/15/30		72,000	72,821
2.600%, due 11/01/26		169,000	179,372
4.100%, due 03/15/44		84,000	94,354
4.250%, due 03/15/29		94,000	107,767
FedEx Corp.
0.450%, due 05/04/29[9]	EUR	100,000	119,498
2.400%, due 05/15/31		205,000	203,143
Norfolk Southern Corp.
2.550%, due 11/01/29		134,000	137,968
2.900%, due 06/15/26		42,000	45,350
3.050%, due 05/15/50		60,000	57,514
Ryder System, Inc.
2.500%, due 09/01/24		186,000	195,595
4.625%, due 06/01/25		105,000	118,798
Union Pacific Corp.
3.799%, due 10/01/51		205,000	221,877
United Parcel Service, Inc.
2.500%, due 09/01/29		44,000	45,410

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Transportation—(concluded)
3.400%, due 03/15/29	207,000		228,035
4.450%, due 04/01/30	135,000		159,680
			2,752,107
Trucking & leasing—0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.200%, due 11/15/25[2]	293,000		290,065
2.700%, due 11/01/24[2]	95,000		100,292
			390,357
Water—0.1%
Veolia Environnement SA
0.672%, due 03/30/22[5]	EUR	300,000	363,013
Total corporate bonds (cost—$112,453,519)			114,343,489

Mortgage-backed securities—6.6%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[2]	465,000		487,545
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class AL,
1 mo. USD LIBOR + 0.900%,
1.015%, due 11/15/32[2,4]	1,150,000		1,130,021
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000		223,713
Series 2019-B15, Class C,
3.839%, due 12/15/72[3]	111,000		114,827
BF Mortgage Trust,
Series 2019-NYT, Class B,
1 mo. USD LIBOR + 1.400%,
1.515%, due 12/15/35[2,4]	325,000		324,977
BFLD DPLO,
Series 2019-DPLO, Class A,
1 mo. USD LIBOR + 1.090%,
1.205%, due 10/15/34[2,4]	350,000		350,000
BX Commercial Mortgage Trust,
Series 2019-XL, Class A,
1 mo. USD LIBOR + 0.920%,
1.035%, due 10/15/36[2,4]	397,836		398,210
Series 2020-BXLP, Class A,
1 mo. USD LIBOR + 0.800%,
0.915%, due 12/15/36[2,4]	344,302		344,406

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2020-VIV3, Class B,
3.662%, due 03/09/44[2,3]	185,000	197,705
Series 2020-VIV4, Class A,
2.843%, due 03/09/44[2]	530,000	545,602
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[3]	101,000	106,066
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	332,102
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A11,
1 mo. USD LIBOR + 0.900%,
1.006%, due 07/25/49[2,4]	95,619	96,157
CIM Trust,
Series 2019-INV3, Class A11,
1 mo. USD LIBOR + 1.000%,
1.059%, due 08/25/49[2,4]	292,222	292,394
Commercial Mortgage Pass-Through Certificates,
Series 2013-GAM, Class A2,
3.367%, due 02/10/28[2]	713,451	708,983
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	145,000	157,638
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	273,960	291,539
Credit Suisse Mortgage Trust,
Series 2020-NET, Class A,
2.257%, due 08/15/37[2]	383,000	391,542
CSMC Trust,
Series 2017-CALI, Class A,
3.431%, due 11/10/32[2]	260,000	277,952
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class X1,
1.265%, due 03/25/24[3]	2,391,979	64,615
Series K083, Class A2,
4.050%, due 09/25/28[3]	375,000	439,580
Series K121, Class X1,
1.124%, due 10/25/30[3]	1,199,252	98,609
Series KC02, Class A2,
3.370%, due 07/25/25	670,000	714,540
Series KL06, Class XFX,
1.364%, due 12/25/29	720,000	67,033
FHLMC REMIC Trust,
Series 2626, Class A,
4.000%, due 06/15/33	74,107	79,748

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 4213, Class VE,
3.500%, due 06/15/26	155,906	158,403
Series 4248, Class FL,
1 mo. USD LIBOR + 0.450%,
0.565%, due 05/15/41[4]	149,047	150,857
Series 4316, Class XZ,
4.500%, due 03/15/44	419,249	477,600
Series 4323, Class CA,
4.000%, due 03/15/40	40,154	40,748
Series 4325, Class MA,
4.000%, due 09/15/39	75,736	76,216
Series 4328, Class DA,
4.000%, due 01/15/36	207,365	211,519
Series 4336, Class MA,
4.000%, due 01/15/40	78,694	79,282
Series 4443, Class BA,
3.500%, due 04/15/41	42,741	43,693
Series 4447, Class PA,
3.000%, due 12/15/44	59,040	63,137
Series 4606, Class FB,
1 mo. USD LIBOR + 0.500%,
0.615%, due 08/15/46[4]	252,917	255,348
Flagstar Mortgage Trust,
Series 2019-1INV, Class A11,
1 mo. USD LIBOR + 0.950%,
1.056%, due 10/25/49[2,4]	226,058	226,188
Series 2020-1INV, Class A11,
1 mo. USD LIBOR + 0.850%,
0.956%, due 03/25/50[2,4]	316,079	316,069
FNMA REMIC Trust,
Series 2011-8, Class ZA,
4.000%, due 02/25/41	935,259	1,003,221
Series 2013-112, Class HQ,
4.000%, due 11/25/43	44,024	48,822
Series 2014-12, Class GV,
3.500%, due 03/25/27	100,550	103,993
Series 2014-48, Class AB,
4.000%, due 10/25/40	31,318	31,759
Series 2015-20, Class EV,
3.500%, due 07/25/26	176,861	187,307
Series 2015-28, Class IO,
5.500%, due 05/25/45	850,975	165,902
Series 2015-58, Class JP,
2.500%, due 03/25/37	76,178	79,656
Series 2015-62, Class VA,
4.000%, due 10/25/26	53,795	56,464

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2016-48, Class UF,
1 mo. USD LIBOR + 0.400%,
0.506%, due 08/25/46[4]	378,107	380,754
Series 2016-62, Class FC,
1 mo. USD LIBOR + 0.500%,
0.606%, due 09/25/46[4]	194,401	196,409
Series 2016-74, Class GF,
1 mo. USD LIBOR + 0.500%,
0.606%, due 10/25/46[4]	234,903	237,049
FREMF Mortgage Trust,
Series 2012-K19, Class B,
4.156%, due 05/25/45[2,3]	145,000	148,950
Series 2013-K25, Class B,
3.745%, due 11/25/45[2,3]	347,000	360,719
FRESB Mortgage Trust,
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[3]	239,984	255,650
GNMA TBA
3.000%	2,300,000	2,406,053
GNMA Trust,
Series 2014-131, Class BW,
2.689%, due 05/20/41[3]	36,393	37,914
Series 2015-167, Class SA,
1 mo. USD LIBOR + 6.250%,
6.134%, due 11/20/45[4]	298,856	56,099
GS Mortgage Securities Corp. Trust,
Series 2019-SOHO, Class B,
1 mo. USD LIBOR + 1.150%,
1.265%, due 06/15/36[2,4]	345,000	344,579
Series 2020-TWN3, Class B,
1 mo. USD LIBOR + 2.500%,
2.615%, due 11/15/37[2,4]	335,000	337,310
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2021-MHC, Class A,
1 mo. USD LIBOR + 0.800%,
0.900%, due 04/15/38[2,4]	90,000	90,056
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-BKWD, Class A,
1 mo. USD LIBOR + 1.000%,
1.115%, due 09/15/29[2,4]	130,000	130,168
JP Morgan Mortgage Trust,
Series 2017-2, Class A6,
3.000%, due 05/25/47[2,3]	36,535	36,526
Series 2019-INV2, Class A11,
1 mo. USD LIBOR + 0.900%,
1.006%, due 02/25/50[2,4]	304,030	306,284

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(concluded)
Series 2019-LTV3, Class A11,
1 mo. USD LIBOR + 0.850%,
0.959%, due 03/25/50[2,4]	206,702	207,922
Morgan Stanley Capital I Trust,
Series 2014-MP, Class A,
3.469%, due 08/11/33[2]	575,000	575,043
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[3]	520,000	568,120
Series 2018-SUN, Class A,
1 mo. USD LIBOR + 0.900%,
1.015%, due 07/15/35[2,4]	290,000	289,996
Series 2019-NUGS, Class A,
1 mo. USD LIBOR + 0.950%,
2.450%, due 12/15/36[2,4]	241,000	242,970
New Residential Mortgage Loan Trust,
Series 2016-4A, Class A1,
3.750%, due 11/25/56[2,3]	80,705	85,926
One New York Plaza Trust,
Series 2020-1NYP, Class A,
1 mo. USD LIBOR + 0.950%,
1.065%, due 01/15/26[2,4]	240,000	241,201
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B,
4.144%, due 01/05/43[2,3]	515,000	506,801
Shellpoint Co-Originator Trust,
Series 2016-1, Class 2A3,
3.000%, due 10/25/31[2,3]	130,446	132,574
Starwood Mortgage Residential Trust,
Series 2020-2, Class A1,
2.718%, due 04/25/60[2,3]	218,890	222,077
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A,
1 mo. USD LIBOR + 0.900%,
1.010%, due 11/11/34[2,4]	81,008	80,804
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	507,230
Series 2018-C46, Class A4,
4.152%, due 08/15/51	170,000	193,120
Total mortgage-backed securities (cost—$20,931,676)		21,189,992

Municipal bonds—0.2%
New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds Revenue Bonds
6.561%, due 12/15/40	105,000	147,277

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Municipal bonds—(concluded)
New Jersey—(concluded)
New Jersey Turnpike Authority, Taxable Refunding Revenue Bonds,
Series B,
2.782%, due 01/01/40	25,000		24,032
			171,309
New York—0.1%
New York State Thruway Authority, Taxable Refunding Revenue Bonds,
Series M,
2.900%, due 01/01/35	75,000		78,851
Port Authority of New York & New Jersey Revenue Bonds
4.458%, due 10/01/62	200,000		254,149
			333,000
Ohio—0.0%†
City of Cleveland Airport System, Taxable Refunding Revenue Bonds,
Series A,
2.882%, due 01/01/31	90,000		92,651
Total municipal bonds (cost—$524,242)			596,960

Non-U.S. government agency obligations—2.2%
Argentine Republic Government International Bond
1.000%, due 07/09/29	29,232		11,022
1.750%, due 07/09/30[10]	266,126		95,107
5.000%, due 07/09/35[10]	767,563		241,447
Chile Government International Bond
2.450%, due 01/31/31	145,000		147,538
3.240%, due 02/06/28	130,000		141,237
Colombia Government International Bond
3.125%, due 04/15/31	225,000		219,909
3.250%, due 04/22/32	200,000		196,184
3.875%, due 04/25/27	570,000		606,622
4.500%, due 03/15/29	75,000		81,623
Indonesia Government International Bond
2.850%, due 02/14/30	240,000		246,870
4.100%, due 04/24/28	111,000		123,855
Mexico Government International Bond
1.450%, due 10/25/33	EUR	260,000	291,095
2.659%, due 05/24/31[6]	215,000		206,306
3.250%, due 04/16/30[6]	265,000		270,764
3.750%, due 01/11/28	771,000		834,993
4.125%, due 01/21/26	523,000		586,544
4.150%, due 03/28/27[6]	226,000		253,233

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Non-U.S. government agency obligations—(concluded)
4.280%, due 08/14/41	255,000	260,100
4.500%, due 04/22/29	260,000	291,736
Panama Government International Bond
3.160%, due 01/23/30	125,000	130,766
3.750%, due 03/16/25	250,000	271,844
3.875%, due 03/17/28	190,000	208,917
4.500%, due 04/01/56	90,000	99,045
Peruvian Government International Bond
5.625%, due 11/18/50	120,000	159,060
Philippine Government International Bond
3.000%, due 02/01/28	600,000	641,706
Uruguay Government International Bond
4.375%, due 10/27/27	375,000	428,039
4.500%, due 08/14/24	85,000	92,214
Total non-U.S. government agency obligations (cost—$6,902,601)		7,137,776

U.S. government agency obligations—28.5%
FHLB
4.000%, due 09/01/28	680,000	803,486
FHLMC
3.000%, due 09/01/27	29,310	31,012
3.000%, due 07/01/28	16,008	16,992
3.500%, due 04/01/42	13,358	14,584
3.500%, due 08/01/42	12,142	13,256
3.500%, due 06/01/44	6,819	7,421
3.500%, due 10/01/47	63,294	69,294
3.500%, due 12/01/47	55,340	60,587
3.500%, due 01/01/48	20,047	21,865
4.000%, due 09/01/40	25,150	27,733
4.000%, due 07/01/44	20,722	22,889
4.500%, due 07/01/47	292,238	327,772
4.500%, due 08/01/48	141,423	158,196
5.000%, due 02/01/42	385,468	437,893
5.000%, due 09/01/43	157,309	179,418
6.250%, due 07/15/32	302,000	438,782
6.750%, due 03/15/31	82,000	119,273
FNMA
2.000%, due 10/01/31	14,393	14,916
2.000%, due 11/01/31	177,934	184,405
2.000%, due 12/01/31	19,254	19,955
2.000%, due 03/01/32	124,624	129,156
2.500%, due 04/01/32	2,540,329	2,672,890
3.000%, due 07/01/29	340,702	361,493

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
3.000%, due 10/01/29	30,209	32,065
3.000%, due 01/01/30	195,653	207,177
3.000%, due 01/01/31	844,094	894,114
3.000%, due 09/01/31	30,286	32,199
3.000%, due 04/01/32	17,987	18,969
3.000%, due 09/01/32	367,395	392,694
3.000%, due 03/01/33	355,961	380,299
3.000%, due 09/01/37	15,671	16,531
3.000%, due 06/01/38	287,952	304,420
3.000%, due 03/01/47	4,732,455	5,049,004
3.000%, due 04/01/47	1,940,040	2,060,560
3.000%, due 07/01/50	3,216,691	3,364,498
3.000%, due 08/01/50	818,706	858,873
3.000%, due 09/01/50	1,485,610	1,553,924
3.500%, due 05/01/32	524,580	570,763
3.500%, due 01/01/34	22,414	24,721
3.500%, due 05/01/35	86,541	94,969
3.500%, due 05/01/39	12,446	13,259
3.500%, due 12/01/39	46,809	49,866
3.500%, due 01/01/40	176,628	188,236
3.500%, due 02/01/40	55,910	59,570
3.500%, due 04/01/42	1,984	2,159
3.500%, due 02/01/45	15,973	17,390
3.500%, due 03/01/46	7,468,203	8,129,227
3.500%, due 09/01/46	50,051	53,740
3.500%, due 12/01/46	54,044	59,216
3.500%, due 02/01/47	284,393	311,529
3.500%, due 03/01/47	15,771	17,261
3.500%, due 05/01/47	167,676	183,521
3.500%, due 06/01/47	32,790	35,562
3.500%, due 01/01/48	353,093	384,932
3.500%, due 04/01/48	10,712	11,755
3.500%, due 06/01/48	39,082	42,659
3.500%, due 06/01/49	68,556	75,203
3.500%, due 08/01/49	282,368	310,858
3.500%, due 08/01/50	63,934	69,009
4.000%, due 09/01/33	17,198	18,606
4.000%, due 10/01/33	221,538	240,239
4.000%, due 11/01/33	314,115	340,788
4.000%, due 01/01/42	412,466	454,708
4.000%, due 01/01/45	1,973,993	2,177,770
4.000%, due 07/01/46	930,390	1,014,383
4.000%, due 05/01/47	32,012	34,757

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 07/01/47	143,080	155,623
4.000%, due 08/01/47	78,161	85,468
4.000%, due 02/01/48	15,614	16,922
4.000%, due 04/01/48	48,489	53,920
4.000%, due 01/01/49	104,186	114,035
4.500%, due 04/01/41	1,836,264	2,053,086
4.500%, due 11/01/45	9,603	10,864
4.500%, due 12/01/45	45,014	50,335
4.500%, due 07/01/46	112,320	127,544
4.500%, due 10/01/47	33,163	37,315
4.500%, due 12/01/47	65,767	73,107
4.500%, due 05/01/48	433,485	484,755
5.000%, due 09/01/31	248,213	280,637
5.000%, due 01/01/44	70,671	80,527
5.000%, due 03/01/44	150,175	169,697
GNMA
3.000%, due 02/15/45	75,502	79,493
3.000%, due 08/20/50	513,114	536,084
3.000%, due 09/20/50	378,370	395,885
3.500%, due 04/20/43	47,907	51,964
3.500%, due 05/20/43	48,550	52,660
3.500%, due 05/20/45	217,036	233,838
3.500%, due 03/20/46	2,107,494	2,265,703
3.500%, due 04/20/46	1,397,200	1,502,088
3.500%, due 05/20/46	263,293	283,059
3.500%, due 07/20/46	98,802	106,219
4.000%, due 04/20/39	2,681	2,970
4.000%, due 04/20/42	55,497	61,215
4.000%, due 08/20/44	436,694	478,588
4.000%, due 06/15/47	18,207	19,693
4.000%, due 06/20/47	414,994	447,272
4.000%, due 09/15/47	35,878	38,807
4.000%, due 10/15/47	143,705	155,435
4.000%, due 11/15/47	27,037	29,364
4.000%, due 12/15/47	78,969	85,416
4.000%, due 01/15/48	153,169	165,675
4.000%, due 05/20/50	288,318	307,189
4.500%, due 07/20/40	5,426	6,078
4.500%, due 08/20/40	5,157	5,776
4.500%, due 09/20/40	9,563	10,711
4.500%, due 10/20/40	9,660	10,820
4.500%, due 06/20/44	273,646	305,670
4.500%, due 03/15/47	24,823	28,040

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(concluded)
4.500%, due 04/15/47	60,853	68,798
4.500%, due 05/15/47	21,337	24,118
4.500%, due 09/20/48	95,518	104,964
4.500%, due 03/20/49	120,957	130,713
4.500%, due 04/20/50	148,448	160,989
GNMA TBA
2.000%	3,476,000	3,545,207
2.500%	3,580,000	3,719,417
3.000%	1,394,500	1,458,745
3.500%	27,200	28,835
4.000%	403,500	430,704
4.500%	592,000	640,272
5.000%	426,000	481,646
UMBS TBA
1.500%	1,614,000	1,633,449
2.000%[11]	3,445,723	3,534,820
2.000%	7,600,000	7,661,256
2.500%	14,263,503	14,763,830
3.000%[11]	1,366,000	1,430,625
3.500%[11]	1,136,739	1,212,305
4.000%	2,052,000	2,204,628
4.500%	58,000	63,183
Total U.S. government agency obligations (cost—$89,218,379)		91,043,302

U.S. Treasury obligations—28.0%
U.S. Treasury Bonds
0.125%, due 02/15/51	272,711	281,087
1.125%, due 08/15/40	5,050,000	4,208,859
1.250%, due 05/15/50	1,265,000	981,512
1.375%, due 11/15/40	4,535,000	3,951,119
1.375%, due 08/15/50	2,300,000	1,843,953
1.625%, due 11/15/50	2,272,000	1,943,625
1.875%, due 02/15/41	540,000	513,675
1.875%, due 02/15/51	1,750,000	1,591,953
2.000%, due 02/15/50	955,000	895,611
2.250%, due 08/15/49	45,000	44,596
2.875%, due 05/15/49	605,000	679,491
3.000%, due 11/15/45	660,000	752,580
3.000%, due 02/15/47	6,234,000	7,122,832
3.000%, due 02/15/48	1,030,000	1,179,632
3.000%, due 08/15/48	695,000	796,942
3.000%, due 02/15/49	275,000	316,024
3.125%, due 11/15/41	3,015,000	3,499,167

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. Treasury obligations—(concluded)
3.625%, due 08/15/43	980,000	1,226,876
3.625%, due 02/15/44	2,035,000	2,551,461
4.375%, due 02/15/38	315,000	422,420
4.750%, due 02/15/37	2,175,000	3,012,035
U.S. Treasury Notes
0.125%, due 03/31/23	1,200,000	1,199,344
0.125%, due 08/15/23	590,000	588,825
0.125%, due 01/15/24	780,000	776,709
0.125%, due 02/15/24	2,005,000	1,996,072
0.250%, due 11/15/23	1,015,000	1,015,079
0.250%, due 05/31/25	490,000	482,573
0.250%, due 10/31/25	1,330,000	1,301,582
0.375%, due 04/15/24	1,280,000	1,281,600
0.375%, due 04/30/25	2,070,800	2,052,195
0.375%, due 11/30/25	2,980,000	2,928,781
0.375%, due 07/31/27	4,870,000	4,637,914
0.500%, due 02/28/26	2,711,000	2,670,335
0.625%, due 11/30/27	4,275,000	4,109,845
0.625%, due 05/15/30	6,670,000	6,136,400
0.625%, due 08/15/30	1,870,000	1,713,680
0.750%, due 04/30/26	915,000	910,711
0.750%, due 01/31/28	1,909,000	1,845,019
0.875%, due 11/15/30	1,275,000	1,192,324
1.125%, due 02/15/31	4,499,000	4,296,545
1.250%, due 03/31/28	6,751,000	6,730,958
1.250%, due 04/30/28	3,680,000	3,665,625
Total U.S. Treasury obligations (cost—$90,160,713)		89,347,566

	Number of shares
Short-term investments—10.5%

Investment companies—10.5%
State Street Institutional U.S. Government Money Market Fund, 0.030%[12] (cost—$33,403,192)	33,403,192	33,403,192

Investment of cash collateral from securities loaned—0.5%

Money market funds—0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.020%[12] (cost—$1,449,453)	1,449,453	1,449,453

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of contracts	Notional amount		Value($)
Options purchased—0.0%†

Put options—0.0%†
Eurodollar 1 Year Mid-Curve Options, strike @ $99.63, expires 09/10/21	43	EUR	10,710,225	4,836
Eurodollar 2 Year Mid-Curve Options, strike @ $99.50, expires 09/10/21	43	EUR	10,696,250	44,344
U.S. Treasury Note 10 Year Futures, strike @ $131.00, expires 05/21/21	15,000	USD	1,965,000	2,813
U.S. Treasury Note 5 Year Futures, strike @ $122.50, expires 06/25/21	18,000	USD	2,205,000	4,078
Total options purchased (cost—$38,453)				56,071

Swaptions purchased—0.5%

Call swaptions—0.2%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.012% expires 04/28/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/02/27	3,590,000	USD	3,590,000	37,045
3 Month USD LIBOR Interest Rate Swap, strike @ 0.890% expires 04/30/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/02/35	440,000	USD	440,000	4,934
3 Month USD LIBOR Interest Rate Swap, strike @ 1.228% expires 02/04/25 (Counterparty: GS; pay floating rate); underlying swap terminates 02/06/26	6,620,000	USD	6,620,000	21,357
3 Month USD LIBOR Interest Rate Swap, strike @ 1.283% expires 06/04/25 (Counterparty: GS; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	5,574
3 Month USD LIBOR Interest Rate Swap, strike @ 1.385% expires 04/08/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 04/12/27	2,560,000	USD	2,560,000	39,558
3 Month USD LIBOR Interest Rate Swap, strike @ 1.420% expires 06/04/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	6,487
3 Month USD LIBOR Interest Rate Swap, strike @ 1.495% expires 02/25/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/27/35	680,000	USD	680,000	15,015
3 Month USD LIBOR Interest Rate Swap, strike @ 1.525% expires 04/05/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/07/27	1,300,000	USD	1,300,000	26,027
3 Month USD LIBOR Interest Rate Swap, strike @ 1.595% expires 02/24/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/26/26	5,510,000	USD	5,510,000	27,036
3 Month USD LIBOR Interest Rate Swap, strike @ 1.710% expires 03/04/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/06/26	10,800,000	USD	10,800,000	59,470

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Swaptions purchased—(continued)

Call swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 2.605% expires 04/07/26 (Counterparty: GS; pay floating rate); underlying swap terminates 04/09/36	670,000	USD	670,000	43,655
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	76,688
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	25,131
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	95,718
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/11/24	1,086,500	USD	1,086,500	97,682
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	28,936
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	28,717
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	28,919
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	29,456
Total				697,405

Put swaptions—0.3%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.890% expires 04/30/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/02/35	440,000	USD	440,000	62,254
3 Month USD LIBOR Interest Rate Swap, strike @ 1.228% expires 02/04/25 (Counterparty: GS; pay floating rate); underlying swap terminates 02/06/26	6,620,000	USD	6,620,000	56,747
3 Month USD LIBOR Interest Rate Swap, strike @ 1.283% expires 06/04/25 (Counterparty: GS; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	35,374
3 Month USD LIBOR Interest Rate Swap, strike @ 1.385% expires 04/08/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 04/12/27	2,560,000	USD	2,560,000	29,520
3 Month USD LIBOR Interest Rate Swap, strike @ 1.420% expires 06/04/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/06/35	310,000	USD	310,000	32,531
3 Month USD LIBOR Interest Rate Swap, strike @ 1.495% expires 02/25/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/27/35	680,000	USD	680,000	66,509

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Swaptions purchased—(continued)

Put swaptions—(continued)
3 Month USD LIBOR Interest Rate Swap, strike @ 1.525% expires 04/05/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/07/27	1,300,000	USD	1,300,000	11,677
3 Month USD LIBOR Interest Rate Swap, strike @ 1.595% expires 02/24/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/26/26	5,510,000	USD	5,510,000	37,855
3 Month USD LIBOR Interest Rate Swap, strike @ 1.710% expires 03/04/25 (Counterparty: GS; pay floating rate); underlying swap terminates 03/06/26	10,800,000	USD	10,800,000	69,455
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250% expires 08/02/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/04/32	1,170,000	USD	1,170,000	23,218
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250% expires 08/08/22 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/10/32	1,190,000	USD	1,190,000	23,963
3 Month USD LIBOR Interest Rate Swap, strike @ 2.500% expires 06/13/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/17/34	1,150,000	USD	1,150,000	45,207
3 Month USD LIBOR Interest Rate Swap, strike @ 2.500% expires 06/20/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/24/34	1,150,000	USD	1,150,000	45,449
3 Month USD LIBOR Interest Rate Swap, strike @ 2.605% expires 04/07/26 (Counterparty: GS; pay floating rate); underlying swap terminates 04/09/36	670,000	USD	670,000	33,383
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	53,818
3 Month USD LIBOR Interest Rate Swap, strike @ 2.850% expires 05/09/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 05/11/52	1,430,000	USD	1,430,000	26,249
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	13,140
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	25,435
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/11/34	1,086,500	USD	1,086,500	24,512
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	13,491
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	13,870
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	13,752

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Swaptions purchased—(concluded)

Put swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	13,497
3 Month USD LIBOR Interest Rate Swap, strike @ 3.800% expires 06/07/21 (Counterparty: GS; pay floating rate); underlying swap terminates 06/09/51	1,230,000	USD	1,230,000	0
Total				770,906

Total swaptions purchased (cost—$1,428,925)				1,468,311
Total investments before investments sold short (cost — $365,164,516)[13]— 115.5%				368,811,542

	Face amount[1]	Value ($)
Investments sold short—(3.2)%

U.S. government agency obligations—(3.2)%
FNMA TBA
3.000%	(1,400,000)	(1,465,310)
GNMA TBA
3.500%	(57,000)	(60,426)
UMBS TBA
2.000%	(3,100,000)	(3,130,814)
3.000%	(2,509,852)	(2,630,199)
3.500%	(2,662,191)	(2,836,899)
Total investments sold short (proceeds—$10,106,394)		(10,123,648)
Liabilities in excess of other assets—(12.3)%		(39,391,760)
Net assets—100.0%		$319,296,134

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Options written
Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	804,000	6,000	U.S. Treasury Note 10 Year Futures, strike @ 134.00	N/A	05/21/21	4,848	(282)	4,566
USD	1,862,000	14,000	U.S. Treasury Note 10 Year Futures, strike @ 133.00	N/A	05/21/21	5,448	(2,406)	3,042
Total						10,296	(2,688)	7,608

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Options written—(concluded)
Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	10,723,125	43	Eurodollar 1 Year Mid-Curve Options, strike @ 99.75	N/A	09/10/21	4,767	(10,212)	(5,445)
EUR	10,683,350	43	Eurodollar 2 Year Mid-Curve Options, strike @ 99.38	N/A	09/10/21	8,530	(33,594)	(25,064)
USD	3,770,000	29,000	U.S. Treasury Note 10 Year Futures, strike @ 130.00	N/A	05/21/21	9,815	(1,813)	8,002
USD	738,000	6,000	U.S. Treasury Note 5 Year Futures, strike @ 123.00	N/A	06/25/21	2,288	(2,109)	179
Total						25,400	(47,728)	(22,328)
Total options written						35,696	(50,416)	(14,720)

Swaptions written
Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	5,390	5,390,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.01%, terminating 05/02/27	BOA	Receive	04/28/22	24,076	(25,968)	(1,892)
USD	4,690	4,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.41%, terminating 02/25/24	GS	Receive	02/23/22	11,467	(7,908)	3,559
USD	9,500	9,500,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.49%, terminating 03/04/24	JPMCB	Receive	03/02/22	27,313	(22,595)	4,718
USD	7,200	7,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.51%, terminating 01/12/24	BOA	Receive	01/10/22	21,408	(19,261)	2,147
USD	6,360	6,360,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.51%, terminating 03/02/24	GS	Receive	02/28/22	20,193	(16,269)	3,924
USD	3,240	3,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.52%, terminating 03/07/24	BOA	Receive	03/03/22	9,436	(8,706)	730
USD	3,240	3,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.56%, terminating 03/23/24	JPMCB	Receive	03/21/22	10,854	(10,192)	662
USD	6,290	6,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.57%, terminating 03/25/24	JPMCB	Receive	03/23/22	20,442	(20,047)	395
USD	670	670,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.72%, terminating 07/01/31	GS	Receive	06/29/21	17,512	(4)	17,508
USD	690	690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 05/04/32	BOA	Receive	05/02/22	23,874	(1,420)	22,454

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Swaptions written—(continued)

Call swaptions written—(continued)

USD	670	670,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 06/29/31	BOA	Receive	06/25/21	17,621	(4)	17,617
USD	1,330	1,330,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.75%, terminating 06/04/31	BOA	Receive	06/02/21	33,350	—	33,350
USD	630	630,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.90%, terminating 10/04/31	BOA	Receive	09/30/21	2,205	(555)	1,650
USD	720	720,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 01/31/32	JPMCB	Receive	01/27/22	9,864	(2,304)	7,560
USD	1,735	1,735,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.04%, terminating 01/24/32	GS	Receive	01/20/22	23,466	(6,059)	17,407
USD	535	535,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.06%, terminating 10/13/32	GS	Receive	10/11/22	18,003	(3,832)	14,171
USD	960	960,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.23%, terminating 12/19/32	GS	Receive	12/15/22	31,392	(10,222)	21,170
USD	480	480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.23%, terminating 12/20/32	GS	Receive	12/16/22	15,696	(5,143)	10,553
USD	660	660,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 01/31/32	BOA	Receive	01/27/22	15,526	(4,355)	11,171
USD	480	480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 12/20/32	GS	Receive	12/16/22	15,696	(5,260)	10,436
USD	530	530,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 12/20/32	BOA	Receive	12/30/22	17,437	(5,958)	11,479
USD	1,735	1,735,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.35%, terminating 02/24/32	BOA	Receive	02/22/22	27,413	(15,868)	11,545
USD	950	950,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.44%, terminating 01/11/33	BOA	Receive	01/09/23	33,727	(14,694)	19,033
USD	1,735	1,735,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.53%, terminating 09/10/31	JPMCB	Receive	09/08/21	20,122	(16,441)	3,681
USD	490	490,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.57%, terminating 01/17/33	JPMCB	Receive	01/12/23	16,537	(9,381)	7,156
USD	620	620,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.62%, terminating 02/22/32	BOA	Receive	02/18/22	16,430	(10,643)	5,787

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Swaptions written—(continued)

Call swaptions written—(concluded)

USD	570	570,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.78%, terminating 10/18/31	GS	Receive	10/14/21	12,212	(12,140)	72
USD	970	970,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.01%, terminating 03/03/33	BOA	Receive	03/01/23	36,957	(35,188)	1,769
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Receive	03/12/29	46,154	(78,513)	(32,359)
Total							596,383	(368,930)	227,453

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	9,500	9,500,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.49%, terminating 03/04/24	JPMCB	Pay	03/02/22	27,313	(31,412)	(4,099)
USD	7,200	7,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.51%, terminating 01/12/24	BOA	Pay	01/10/22	19,961	(14,614)	5,347
USD	6,360	6,360,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.51%, terminating 03/02/24	GS	Pay	02/28/22	20,193	(19,537)	656
USD	3,240	3,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.52%, terminating 03/07/24	BOA	Pay	03/03/22	9,436	(9,816)	(380)
USD	3,240	3,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.56%, terminating 03/23/24	JPMCB	Pay	03/21/22	10,854	(9,719)	1,135
USD	6,290	6,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.57%, terminating 03/25/24	JPMCB	Pay	03/23/22	20,443	(18,907)	1,536
USD	1,980	1,980,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.60%, terminating 09/07/26	BOA	Pay	09/03/21	10,098	(47,592)	(37,494)
USD	670	670,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.72%, terminating 07/01/31	GS	Pay	06/29/21	17,512	(60,280)	(42,768)
USD	690	690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 05/04/32	BOA	Pay	05/02/22	23,874	(73,748)	(49,874)
USD	670	670,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.74%, terminating 06/29/31	BOA	Pay	06/25/21	17,621	(58,500)	(40,879)
USD	4,690	4,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.75%, terminating 03/01/24	JPMCB	Pay	02/25/22	11,490	(6,338)	5,152

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Swaptions written—(continued)

Put swaptions written—(continued)

USD	1,330	1,330,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.75%, terminating 06/04/31	BOA	Pay	06/02/21	33,350	(113,709)	(80,359)
USD	2,850	2,850,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 06/03/31	BOA	Pay	06/01/21	42,964	(174,826)	(131,862)
USD	660	660,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.05%, terminating 06/15/31	BOA	Pay	06/11/21	9,735	(37,864)	(28,129)
USD	535	535,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.06%, terminating 10/13/32	GS	Pay	10/11/22	18,003	(48,562)	(30,559)
USD	380	380,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.15%, terminating 01/12/32	BOA	Pay	01/10/22	5,738	(24,590)	(18,852)
USD	960	960,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.23%, terminating 12/19/32	GS	Pay	12/15/22	31,392	(79,076)	(47,684)
USD	480	480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.23%, terminating 12/20/32	GS	Pay	12/16/22	15,696	(39,471)	(23,775)
USD	530	530,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 01/04/33	BOA	Pay	12/30/22	17,437	(43,231)	(25,794)
USD	660	660,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 01/31/32	BOA	Pay	01/27/22	15,527	(38,556)	(23,029)
USD	480	480,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.25%, terminating 12/20/32	GS	Pay	12/16/22	15,696	(39,032)	(23,336)
USD	3,370	3,370,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.35%, terminating 07/14/31	GS	Pay	07/12/21	40,103	(111,030)	(70,927)
USD	950	950,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.44%, terminating 01/11/33	BOA	Pay	01/09/23	28,308	(65,684)	(37,376)
USD	1,260	1,260,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.45%, terminating 10/04/31	BOA	Pay	09/30/21	9,074	(42,757)	(33,683)
USD	720	720,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.50%, terminating 01/31/32	JPMCB	Pay	01/27/22	9,864	(29,330)	(19,466)
USD	1,735	1,735,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.54%, terminating 01/24/32	GS	Pay	01/20/22	23,466	(65,557)	(42,091)
USD	490	490,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.57%, terminating 01/17/33	JPMCB	Pay	01/12/23	16,538	(29,869)	(13,331)

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Swaptions written—(continued)

Put swaptions written—(continued)

USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/02/32	BOA	Pay	02/28/22	13,687	(27,888)	(14,201)
USD	750	750,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/07/32	BOA	Pay	03/03/22	13,350	(28,170)	(14,820)
USD	1,185	1,185,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.60%, terminating 03/08/32	GS	Pay	03/04/22	20,145	(44,598)	(24,453)
USD	620	620,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.62%, terminating 02/22/32	BOA	Pay	02/18/22	16,430	(21,970)	(5,540)
USD	570	570,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.78%, terminating 10/18/31	GS	Pay	10/14/21	12,212	(9,937)	2,275
USD	1,735	1,735,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.85%, terminating 02/24/32	BOA	Pay	02/22/22	30,536	(41,967)	(11,431)
USD	970	970,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.01%, terminating 03/03/33	BOA	Pay	03/01/23	36,957	(38,699)	(1,742)
USD	1,735	1,735,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.03%, terminating 09/10/31	JPMCB	Pay	09/08/21	22,925	(11,983)	10,942
USD	1,110	1,110,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.10%, terminating 01/10/32	BOA	Pay	01/06/22	25,461	(14,172)	11,289
USD	1,090	1,090,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.15%, terminating 01/12/32	BOA	Pay	01/10/22	25,424	(12,727)	12,697
USD	18,330	18,330,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.15%, terminating 06/01/22	BOA	Pay	05/27/21	50,866	(2)	50,864
USD	1,220	1,220,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.25%, terminating 08/22/34	BOA	Pay	08/20/24	36,173	(62,616)	(26,443)
USD	13,480	13,480,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 05/19/22	GS	Pay	05/17/21	27,634	(1)	27,633
USD	22,730	22,730,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.40%, terminating 06/03/22	BOA	Pay	06/01/21	40,573	(2)	40,571
USD	3,130	3,130,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 05/11/32	BOA	Pay	05/09/22	92,405	(21,440)	70,965
USD	1,170	1,170,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 08/04/32	JPMCB	Pay	08/02/22	16,029	(11,100)	4,929

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Swaptions written—(continued)

Put swaptions written—(continued)

USD	1,190	1,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.75%, terminating 08/10/32	JPMCB	Pay	08/08/22	14,339	(11,511)	2,828
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.00%, terminating 06/17/34	GS	Pay	06/13/24	31,407	(28,238)	3,169
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.00%, terminating 06/24/34	GS	Pay	06/20/24	28,663	(28,433)	230
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Pay	03/12/29	46,154	(37,592)	8,562
USD	1,170	1,170,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 08/04/32	JPMCB	Pay	08/02/22	7,663	(5,412)	2,251
USD	1,190	1,190,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 08/10/32	JPMCB	Pay	08/08/22	7,080	(5,637)	1,443
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/17/34	GS	Pay	06/13/24	18,819	(17,595)	1,224
USD	1,150	1,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/24/34	GS	Pay	06/20/24	17,279	(17,741)	(462)
USD	2,600	2,600,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.87%, terminating 06/09/31	GS	Pay	06/07/21	50,575	—	50,575
EUR	1,290	1,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/16/23	BOA	Pay	06/14/21	3,563	(12)	3,551
EUR	1,250	1,250,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/16/23	BOA	Pay	06/14/21	3,457	(11)	3,446
EUR	1,290	1,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/22/23	GS	Pay	06/18/21	2,989	(13)	2,976
EUR	1,510	1,510,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/23/23	GS	Pay	06/21/21	3,663	(16)	3,647
EUR	1,400	1,400,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 06/29/23	BOA	Pay	06/25/21	3,342	(16)	3,326
EUR	1,500	1,500,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 07/05/23	JPMCB	Pay	07/01/21	3,047	(20)	3,027
EUR	1,520	1,520,000	6 Month EURIBOR Interest Rate Swap strike @ 0.00%, terminating 07/21/23	GS	Pay	07/19/21	2,862	(30)	2,832

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Swaptions written—(concluded)

Put swaptions written—(concluded)

EUR	2,840	2,840,000	6 Month EURIBOR Interest Rate Swap strike @ 0.05%, terminating 06/14/23	BOA	Pay	06/10/21	7,313	(21)	7,292
EUR	1,460	1,460,000	6 Month EURIBOR Interest Rate Swap strike @ 0.05%, terminating 07/06/23	JPMCB	Pay	07/02/21	3,046	(23)	3,023
EUR	1,840	1,840,000	6 Month EURIBOR Interest Rate Swap strike @ 0.08%, terminating 06/03/23	BOA	Pay	06/01/21	5,511	(10)	5,501
EUR	2,778	2,777,600	6 Month EURIBOR Interest Rate Swap strike @ 0.11%, terminating 06/01/23	GS	Pay	05/28/21	7,816	(12)	7,804
EUR	3,450	3,450,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 08/11/23	GS	Pay	08/09/21	5,102	(189)	4,913
EUR	1,940	1,940,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 08/11/23	BOA	Pay	08/09/21	2,880	(105)	2,775
EUR	6,270	6,270,000	6 Month EURIBOR Interest Rate Swap strike @ 0.25%, terminating 09/07/23	BOA	Pay	09/03/21	11,072	(1,060)	10,012
Total							1,290,135	(1,834,576)	(544,441)
Total swaptions written							1,886,518	(2,203,506)	(316,988)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

U.S. Treasury futures buy contracts:
174	USD	U.S. Treasury Note 2 Year Futures	June 2021	38,432,952	38,411,859	(21,093)
137	USD	U.S. Treasury Note 5 Year Futures	June 2021	17,084,635	16,979,437	(105,198)
4	USD	U.S. Treasury Note 5 Year Futures	September 2021	492,913	493,344	431
4	USD	U.S. Ultra Long Treasury Bond Futures	June 2021	750,132	743,625	(6,507)
Total				56,760,632	56,628,265	(132,367)

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)

Interest rate futures sell contracts:
3	USD	90-Day Eurodollar Futures	March 2023	(745,860)	(746,100)	(240)
25	EUR	German Euro BOBL Futures	June 2021	(4,062,085)	(4,049,477)	12,608
18	EUR	German Euro Bund Futures	June 2021	(3,709,055)	(3,678,884)	30,171
8	EUR	German Euro Buxl 30 Year Futures	June 2021	(2,001,305)	(1,941,874)	59,431
8	EUR	German Euro Schatz Futures	June 2021	(1,078,275)	(1,077,985)	290
U.S. Treasury futures sell contracts:
4	USD	U.S. Long Bond Futures	June 2021	(631,995)	(629,000)	2,995
143	USD	U.S. Treasury Note 10 Year Futures	June 2021	(19,011,764)	(18,880,469)	131,295
75	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2021	(10,994,921)	(10,916,015)	78,906
Total				(42,235,260)	(41,919,804)	315,456
Net unrealized appreciation (depreciation)						183,089

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[14]	Payments received by the Portfolio(%)[14]	Value($)	Unrealized appreciation (depreciation)($)
JPY	9,730	02/08/34	Semi-Annual	0.336	6 Month USD LIBOR	(1,448)	(1,450)
JPY	5,530	03/21/44	Semi-Annual	0.715	6 Month USD LIBOR	(1,822)	(1,823)
USD	950	04/27/25	Quarterly	2.350	3 Month USD LIBOR	(72,025)	(72,036)
JPY	7,900	06/17/39	Semi-Annual	0.295	6 Month USD LIBOR	797	796
JPY	7,900	06/17/39	Semi-Annual	6 Month EURIBOR	0.295	(15)	(15)
USD	180	07/05/49	Quarterly	2.378	3 Month USD LIBOR	(1,485)	(1,489)
USD	10,180	07/12/23	Quarterly	1.771	3 Month USD LIBOR	(138,952)	(139,040)
JPY	5,850	08/08/39	Semi-Annual	0.167	6 Month USD LIBOR	1,905	1,904
USD	160	08/16/49	Quarterly	1.709	3 Month USD LIBOR	5,615	5,612
USD	130	08/17/49	Quarterly	1.667	3 Month USD LIBOR	4,921	4,918
USD	375	08/22/34	Quarterly	1.645	3 Month USD LIBOR	23,161	23,154
JPY	3,020	08/28/44	Semi-Annual	0.201	6 Month USD LIBOR	1,863	1,862
USD	380	10/21/34	Quarterly	1.907	3 Month USD LIBOR	15,155	15,148
USD	380	10/22/34	Quarterly	1.933	3 Month USD LIBOR	14,279	14,272
USD	175	10/23/34	Quarterly	1.982	3 Month USD LIBOR	5,822	5,819
USD	175	10/23/34	Quarterly	1.976	3 Month USD LIBOR	5,908	5,905
USD	220	10/23/39	Quarterly	2.098	3 Month USD LIBOR	7,054	7,050
USD	410	11/07/34	Quarterly	1.998	3 Month USD LIBOR	13,188	13,180

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[14]	Payments received by the Portfolio(%)[14]	Value($)	Unrealized appreciation (depreciation)($)
USD	410	11/12/34	Quarterly	2.111	3 Month USD LIBOR	9,133	9,125
USD	450	11/15/39	Quarterly	2.137	3 Month USD LIBOR	12,981	12,972
EUR	340	01/16/30	Semi-Annual	0.185	6 Month EURIBOR	(5,442)	(5,505)
EUR	340	01/16/30	Annual	6 Month EURIBOR	0.185	(619)	(611)
JPY	4,450	01/30/45	Semi-Annual	0.371	6 Month USD LIBOR	1,531	1,530
USD	1,060	04/14/25	Quarterly	0.626	3 Month USD LIBOR	3,382	3,366
USD	970	05/03/32	Quarterly	0.760	3 Month USD LIBOR	102,673	102,654
USD	1,000	05/04/32	Quarterly	0.765	3 Month USD LIBOR	105,393	105,374
USD	540	06/02/30	Quarterly	0.648	3 Month USD LIBOR	42,410	42,400
USD	368	06/03/31	Quarterly	0.761	3 Month USD LIBOR	31,966	31,959
USD	195	06/20/52	Quarterly	1.136	3 Month USD LIBOR	46,086	46,081
USD	195	06/20/52	Quarterly	1.090	3 Month USD LIBOR	48,151	48,146
USD	770	11/04/30	Quarterly	0.652	3 Month USD LIBOR	65,212	65,198
USD	200	07/12/53	Quarterly	0.881	3 Month USD LIBOR	61,289	61,283
USD	2,490	08/17/27	Quarterly	0.502	3 Month USD LIBOR	107,785	107,742
USD	180	08/17/40	Quarterly	0.973	3 Month USD LIBOR	31,097	31,093
USD	480	08/19/27	Quarterly	0.501	3 Month USD LIBOR	20,849	20,841
USD	38	10/21/30	Quarterly	0.533	3 Month USD LIBOR	2,836	2,836
USD	26	10/21/40	Quarterly	0.844	3 Month USD LIBOR	3,827	3,827
USD	47	10/21/50	Quarterly	0.907	3 Month USD LIBOR	9,456	9,456
USD	70	11/25/50	Quarterly	1.100	3 Month USD LIBOR	15,521	15,519
USD	165	11/04/40	Quarterly	1.209	3 Month USD LIBOR	21,634	21,630
USD	40	11/05/40	Quarterly	1.251	3 Month USD LIBOR	4,954	4,953
USD	380	11/12/30	Quarterly	0.950	3 Month USD LIBOR	21,541	21,533
USD	1,490	11/23/30	Quarterly	1.733	3 Month USD LIBOR	(26,017)	(26,048)
USD	518	12/10/30	Quarterly	.9200	3 Month USD LIBOR	31,687	31,676
JPY	5,440	12/22/40	Semi-Annual	0.225	6 Month USD LIBOR	1,611	1,610
USD	360	12/30/30	Quarterly	0.953	3 Month USD LIBOR	21,312	21,303
USD	380	01/11/31	Quarterly	1.054	3 Month USD LIBOR	19,110	19,104
USD	190	01/11/31	Quarterly	1.085	3 Month USD LIBOR	9,002	8,999
USD	330	01/12/31	Quarterly	1.091	3 Month USD LIBOR	15,455	15,450
USD	340	01/13/31	Quarterly	1.125	3 Month USD LIBOR	14,830	14,825
USD	1,520	11/15/27	Quarterly	0.845	3 Month USD LIBOR	39,138	39,119
USD	340	01/14/31	Quarterly	1.187	3 Month USD LIBOR	12,840	12,834
USD	330	02/04/31	Quarterly	1.167	3 Month USD LIBOR	13,652	13,647
USD	330	02/08/31	Quarterly	1.229	3 Month USD LIBOR	11,783	11,778
USD	560	02/22/32	Quarterly	1.594	3 Month USD LIBOR	13,274	13,265
USD	280	02/22/32	Quarterly	1.621	3 Month USD LIBOR	5,928	5,924
USD	340	02/26/31	Quarterly	1.507	3 Month USD LIBOR	3,493	3,488
GBP	1,600	02/15/26	Maturity	3.582	12 Month UK RPI	3,304	3,278
USD	2,910	03/01/31	Maturity	2.315	12 Month US CPI	78,188	78,129

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[14]	Payments received by the Portfolio(%)[14]	Value($)	Unrealized appreciation (depreciation)($)
USD	330	03/01/31	Quarterly	1.591	3 Month USD LIBOR	826	820
USD	1,470	02/15/28	Quarterly	1.270	3 Month USD LIBOR	5,075	5,057
USD	430	03/06/26	Quarterly	1.710	3 Month USD LIBOR	742	741
USD	340	03/08/31	Quarterly	1.570	3 Month USD LIBOR	1,669	1,663
USD	350	03/09/31	Quarterly	1.655	3 Month USD LIBOR	(1,097)	(1,102)
USD	340	03/09/31	Quarterly	1.702	3 Month USD LIBOR	(2,584)	(2,590)
USD	1,630	03/10/31	Quarterly	2.780	3 Month USD LIBOR	(179,326)	(179,352)
USD	3	03/20/31	Quarterly	2.504	3 Month USD LIBOR	(14)	(14)
USD	325	04/06/31	Quarterly	1.781	3 Month USD LIBOR	(4,331)	(4,337)
USD	1,130	11/15/30	Quarterly	1.776	3 Month USD LIBOR	(13,288)	(13,306)
USD	325	04/06/31	Quarterly	1.790	3 Month USD LIBOR	(4,610)	(4,763)
USD	1,610	04/05/24	Quarterly	.7285	3 Month USD LIBOR	(5,366)	(5,373)
USD	940	02/15/47	Quarterly	2.180	3 Month USD LIBOR	(19,856)	(19,150)
USD	990	11/15/30	Quarterly	1.656	3 Month USD LIBOR	(1,011)	(1,027)
USD	500	02/15/47	Quarterly	2.016	3 Month USD LIBOR	6,518	6,504
USD	1,710	11/15/30	Quarterly	1.583	3 Month USD LIBOR	9,405	9,377
USD	660	04/20/27	Quarterly	1.285	3 Month USD LIBOR	1,892	1,886
USD	500	02/15/47	Quarterly	2.010	3 Month USD LIBOR	7,130	7,115
USD	170	05/04/31	Quarterly	1.704	3 Month USD LIBOR	(735)	(738)
USD	140	05/05/31	Quarterly	1.650	3 Month USD LIBOR	(220)	(222)
USD	430	02/20/53	Semi-Annual	3 Month USD LIBOR	3.080	84,692	84,681
USD	5,530	11/29/24	Semi-Annual	3 Month USD LIBOR	3.083	556,532	556,460
USD	30	12/01/56	Semi-Annual	3 Month USD LIBOR	1.929	(2,377)	(2,377)
USD	550	04/14/30	Semi-Annual	3 Month USD LIBOR	0.820	(35,025)	(35,035)
USD	1,060	06/02/25	Semi-Annual	3 Month USD LIBOR	0.358	(15,461)	(15,477)
USD	1,065	06/20/27	Semi-Annual	3 Month USD LIBOR	0.680	(38,199)	(38,216)
USD	1,065	06/20/27	Semi-Annual	3 Month USD LIBOR	0.652	(39,630)	(39,647)
USD	1,070	07/12/28	Semi-Annual	3 Month USD LIBOR	0.654	(60,938)	(60,955)
USD	38	10/21/30	Quarterly	3 Month USD LIBOR	0.562	(2,913)	(2,913)
USD	26	10/21/40	Quarterly	3 Month USD LIBOR	0.909	(3,826)	(3,826)
USD	47	10/21/50	Quarterly	3 Month USD LIBOR	0.985	(9,391)	(9,391)
USD	740	02/16/31	Maturity	12 Month US CPI	2.350	(17,452)	(17,468)
USD	220	02/19/51	Semi-Annual	3 Month USD LIBOR	1.870	(9,670)	(9,677)
USD	110	02/22/51	Semi-Annual	3 Month USD LIBOR	1.905	(3,943)	(3,946)
USD	70	08/19/31	Semi-Annual	3 Month USD LIBOR	1.513	(1,415)	(1,416)
GBP	1,600	02/15/31	Maturity	12 Month UK RPI	3.630	(16,099)	(16,145)
USD	2,910	03/01/26	Maturity	12 Month US CPI	2.325	(60,378)	(60,411)
USD	740	03/05/31	Maturity	12 Month US CPI	2.360	(16,168)	(16,183)
USD	4,040	03/23/23	Semi-Annual	3 Month USD LIBOR	0.259	(113)	(83)
USD	717	03/22/27	Semi-Annual	3 Month USD LIBOR	1.366	1,930	1,924
USD	500	02/15/47	Semi-Annual	3 Month USD LIBOR	2.099	2,136	2,122

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[14]	Payments received by the Portfolio(%)[14]	Value($)	Unrealized appreciation (depreciation)($)
JPY	36,200	04/20/41	Semi-Annual	6 Month USD LIBOR	0.399	(245)	(255)
USD	1,610	04/20/24	Semi-Annual	3 Month USD LIBOR	0.591	296	289
USD	30	04/26/27	Semi-Annual	3 Month USD LIBOR	1.260	(133)	(133)
Total						1,029,186	1,028,661

OTC credit default swap  agreements on corporate issues—sell protection15

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[14]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	Berkshire Hathaway, Inc., bond 2.75%, due 03/15/23	USD	130,000	12/20/22	Quarterly	1.000%	(985)	2,009	1,024
JPMCB	Bristol-Myers Squibb Co., bond, 6.80%, due 11/15/26	USD	25,000	12/20/22	Quarterly	1.000	(309)	403	94
BOA	Honeywell International, Inc., bond, 5.70%, due 03/15/36	USD	40,000	12/20/22	Quarterly	1.000	(450)	661	211
JPMCB	Johnson & Johnson, bond, 1.65%, due 03/01/21	USD	65,000	12/20/22	Quarterly	1.000	(868)	1,078	210
JPMCB	Pfizer, Inc., bond, 2.20%, due 12/15/21	USD	90,000	12/20/22	Quarterly	1.000	(1,127)	1,455	328
JPMCB	The Procter & Gamble Co., bond, 1.60%, due 11/15/18	USD	90,000	12/20/22	Quarterly	1.000	(1,127)	1,462	335
JPMCB	The Sherwin-Williams Co., bond, 7.38%, due 02/01/27	USD	40,000	12/20/22	Quarterly	1.000	(259)	607	348
Total							(5,125)	7,675	2,550

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	EUR	19,000	USD	23,062	06/16/21	199
BNP	USD	23,042	EUR	19,000	05/04/21	(199)
BOA	USD	1,321,743	EUR	1,093,000	06/16/21	(6,546)
CBA	EUR	80,000	USD	97,099	06/16/21	836
CBA	USD	97,015	EUR	80,000	05/04/21	(835)
RBC	EUR	84,000	USD	101,857	06/16/21	780
RBS	EUR	15,070,000	USD	17,992,148	06/16/21	(141,444)
Net unrealized appreciation (depreciation)						(147,209)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	8,775,430	—	8,775,430
Corporate bonds	—	114,343,489	—	114,343,489
Mortgage-backed securities	—	21,189,992	—	21,189,992
Municipal bonds	—	596,960	—	596,960
Non-U.S. government agency obligations	—	7,137,776	—	7,137,776
U.S. government agency obligations	—	91,043,302	—	91,043,302
U.S. Treasury obligations	—	89,347,566	—	89,347,566
Short-term investments	—	33,403,192	—	33,403,192
Investment of cash collateral from securities loaned	—	1,449,453	—	1,449,453
Options purchased	56,071	—	—	56,071
Swaptions purchased	—	1,468,311	—	1,468,311
Futures contracts	316,127	—	—	316,127
Swap agreements	—	1,850,500	—	1,850,500
Forward foreign currency contracts	—	1,815	—	1,815
Total	372,198	370,607,786	—	370,979,984

Liabilities
Investments sold short	—	(10,123,648)	—	(10,123,648)
Options written	(50,416)	—	—	(50,416)
Swaptions written	—	(2,203,506)	—	(2,203,506)
Futures contracts	(133,038)	—	—	(133,038)
Swap agreements	—	(813,419)	—	(813,419)
Forward foreign currency contracts	—	(149,024)	—	(149,024)
Total	(183,454)	(13,289,597)	—	(13,473,051)

PACE Intermediate Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05%).

[1]	In U.S. dollars unless otherwise indicated.

[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $41,459,249, represented 13.0% of the Portfolio's net assets at period end.

[3]	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[4]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

[5]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

[6]	Security, or portion thereof, was on loan at the period end.

[7]	Perpetual investment. Date shown reflects the next call date.

[8]	Zero coupon bond.

[9]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

[10]	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

[11]	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.

[12]	Rates shown reflect yield at April 30, 2021.

[13]	Includes $1,696,225 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,449,453 and non-cash collateral of $284,057.

[14]	Payments made or received are based on the notional amount.

[15]	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Asset-backed securities—5.6%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD LIBOR + 0.290%,
0.686%, due 07/25/34[2]		637,945	628,850
AM Capital Funding LLC,
Series 2018-1, Class A,
4.980%, due 12/15/23[3]		440,000	460,727
Ameriquest Mortgage Securities, Inc.,
Series 2005-R10, Class M2,
1 mo. USD LIBOR + 0.645%,
0.751%, due 01/25/36[2]		1,193,225	1,190,678
AMMC CLO 16 Ltd.,
Series 2015-16A, Class AR2,
3 mo. USD LIBOR + 0.980%,
1.166%, due 04/14/29[2,3]		1,400,000	1,399,758
Apres Static CLO Ltd.,
Series 2019-1A, Class A1R,
3 mo. USD LIBOR + 1.070%,
1.254%, due 10/15/28[2,3]		1,392,595	1,392,769
Catamaran CLO Ltd.,
Series 2016-1A, Class A1R,
3 mo. USD LIBOR + 1.090%,
1.280%, due 01/18/29[2,3]		1,313,624	1,313,236
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 0.960%,
1.066%, due 06/25/34[2]		365,284	364,585
Chesapeake Funding II LLC,
Series 2018-2A, Class A1,
3.230%, due 08/15/30[3]		654,111	661,659
Series 2018-2A, Class A2,
1 mo. USD LIBOR + 0.370%,
0.485%, due 08/15/30[2,3]		654,111	654,696
Cork Street CLO Designated Activity Co.,
Series 1A, Class A1BE,
3 mo. Euribor + 0.760%,
0.760%, due 11/27/28[2,3]	EUR	1,940,210	2,333,330
CSAB Mortgage Backed Trust,
Series 2006-1, Class A6A,
6.172%, due 06/25/36[4]		278,088	104,534
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD LIBOR + 0.820%,
0.935%, due 09/15/29[2]		38,637	37,631

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD LIBOR + 0.480%,
0.586%, due 10/25/36[2]	1,342,625	1,106,009
Galaxy XV CLO Ltd.,
Series 2013-15A, Class AR,
3 mo. USD LIBOR + 1.200%,
1.384%, due 10/15/30[2,3]	1,700,000	1,700,677
Gallatin CLO IX Ltd.,
Series 2018-1A, Class A,
3 mo. USD LIBOR + 1.050%,
1.236%, due 01/21/28[2,3]	1,333,168	1,333,348
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD LIBOR + 0.280%,
0.386%, due 06/25/36[2]	1,222,571	1,201,252
Home Equity Asset Trust,
Series 2005-2, Class M5,
1 mo. USD LIBOR + 1.095%,
1.201%, due 07/25/35[2]	353,832	354,232
ICG US CLO Ltd.,
Series 2020-1A, Class A1,
3 mo. USD LIBOR + 1.400%,
1.584%, due 10/22/31[2,3]	1,700,000	1,701,970
Jamestown CLO V Ltd.,
Series 2014-5A, Class AR,
3 mo. USD LIBOR + 1.220%,
1.410%, due 01/17/27[2,3]	59,921	59,956
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1,
1 mo. USD LIBOR + 0.585%,
0.691%, due 05/25/35[2]	2,074,131	2,064,703
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class MV2,
1 mo. USD LIBOR + 0.280%,
0.386%, due 11/25/36[2]	46,276	46,255
KKR CLO 18 Ltd.,
Series 18, Class A,
3 mo. USD LIBOR + 1.270%,
1.460%, due 07/18/30[2,3]	1,100,000	1,100,290
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A,
1 mo. USD LIBOR + 1.130%,
1.245%, due 05/15/28[2,3]	553,865	553,864

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
LP Credit Card ABS Master Trust,
Series 2018-1, Class A,
1 mo. USD LIBOR + 1.550%,
1.661%, due 08/20/24[2,3]	1,076,555	1,119,368
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD LIBOR + 0.705%,
0.811%, due 12/25/34[2]	178,683	166,940
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC1, Class M1,
1 mo. USD LIBOR + 1.575%,
1.681%, due 11/25/32[2]	311,010	311,424
Mountain View CLO Ltd.,
Series 2014-1A, Class ARR,
3 mo. USD LIBOR + 0.800%,
0.984%, due 10/15/26[2,3]	90,577	90,584
New Century Home Equity Loan Trust,
Series 2005-B, Class M1,
1 mo. USD LIBOR + 0.720%,
0.826%, due 10/25/35[2]	1,900,000	1,878,674
Series 2005-D, Class A2D,
1 mo. USD LIBOR + 0.330%,
0.436%, due 02/25/36[2]	463,042	461,446
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class A,
3.430%, due 12/16/24[3]	603,428	607,019
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.630%,
0.736%, due 12/25/35[2]	865,887	863,095
SASCO Mortgage Loan Trust,
Series 2005-GEL1, Class M2,
1 mo. USD LIBOR + 1.350%,
1.456%, due 12/25/34[2]	486,145	487,558
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD LIBOR + 0.795%,
0.901%, due 03/25/35[2]	181,094	177,676
Series 2006-1, Class M1,
1 mo. USD LIBOR + 0.465%,
0.571%, due 03/25/36[2]	1,494,392	1,484,666
Securitized Asset Backed Receivables LLC Trust,
Series 2006-FR2, Class A3,
1 mo. USD LIBOR + 0.500%,
0.606%, due 03/25/36[2]	1,807,799	1,395,778

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
Sound Point CLO X Ltd.,
Series 2015-3A, Class AR,
3 mo. USD LIBOR + 0.890%,
1.078%, due 01/20/28[2,3]	127,727	127,747
Soundview Home Loan Trust,
Series 2006-OPT3, Class 2A4,
1 mo. USD LIBOR + 0.250%,
0.356%, due 06/25/36[2]	2,675,000	2,662,917
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	125,767	122,541
Series 2005-WF1, Class M1,
1 mo. USD LIBOR + 0.660%,
0.766%, due 02/25/35[2]	102,697	102,718
Telos CLO Ltd.,
Series 2014-6A, Class A1R,
3 mo. USD LIBOR + 1.270%,
1.460%, due 01/17/27[2,3]	220,668	220,687
TICP CLO III-2 Ltd.,
Series 2018-3R, Class A,
3 mo. USD LIBOR + 0.840%,
1.028%, due 04/20/28[2,3]	957,437	957,586
TRTX Issuer Ltd.,
Series 2019-FL3, Class A,
1 mo. USD LIBOR + 1.150%,
1.266%, due 10/15/34[2,3]	1,500,000	1,499,991
United States Small Business Administration,
Series 2002-20K, Class 1,
5.080%, due 11/01/22	59,620	60,917
Series 2005-20H, Class 1,
5.110%, due 08/01/25	99,171	105,173
Series 2007-20D, Class 1,
5.320%, due 04/01/27	373,374	399,803
Utah State Board of Regents,
Series 2017-1, Class A,
1 mo. USD LIBOR + 0.750%,
0.856%, due 01/25/57[2]	561,939	561,533

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(concluded)
WhiteHorse X Ltd.,
Series 2015-10A, Class A1R,
3 mo. USD LIBOR + 0.930%,
1.120%, due 04/17/27[2,3]	169,528	169,600
Total asset-backed securities
(cost—$35,705,900)		37,800,450

Corporate bonds—54.5%
Advertising—(0.0)%†
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.625%, due 03/15/30[3]	25,000	24,750
5.000%, due 08/15/27[3]	216,000	222,750
		247,500
Aerospace & defense—1.1%
Boeing Co.
1.433%, due 02/04/24	1,700,000	1,705,285
2.750%, due 02/01/26	1,700,000	1,762,705
5.805%, due 05/01/50	500,000	641,928
Howmet Aerospace, Inc.
5.900%, due 02/01/27	35,000	40,381
Signature Aviation US Holdings, Inc.
5.375%, due 05/01/26[3]	135,000	138,035
Spirit AeroSystems, Inc.
3.950%, due 06/15/23[5]	1,500,000	1,486,875
5.500%, due 01/15/25[3]	85,000	89,888
7.500%, due 04/15/25[3]	230,000	246,452
TransDigm, Inc.
4.625%, due 01/15/29[3]	80,000	78,841
4.875%, due 05/01/29[3]	275,000	270,875
5.500%, due 11/15/27	265,000	275,759
6.250%, due 03/15/26[3]	330,000	349,388
6.375%, due 06/15/26	380,000	394,012
7.500%, due 03/15/27	225,000	241,031
		7,721,455
Agriculture—0.9%
BAT Capital Corp.
3.734%, due 09/25/40	460,000	429,448
4.906%, due 04/02/30	255,000	287,573
Imperial Brands Finance PLC
3.500%, due 02/11/23[3]	3,755,000	3,895,348
3.750%, due 07/21/22[3]	1,600,000	1,648,549

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Agriculture—(concluded)
MHP SE
7.750%, due 05/10/24[3,5]	65,000	68,565
		6,329,483
Airlines—2.0%
Air Canada Pass-Through Trust,
Series 2013-1, Class B,
5.375%, due 05/15/21[3]	1,063,111	1,064,694
American Airlines Pass-Through Trust
3.750%, due 10/15/25	314,249	300,033
4.950%, due 01/15/23	1,097,811	1,109,022
Series 2015-2, Class AA,
3.600%, due 09/22/27	763,169	777,172
Series 2016-2, Class AA,
3.200%, due 06/15/28	1,052,350	1,057,984
Series A,
3.600%, due 10/15/29	837,632	801,509
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[3]	275,000	288,750
5.750%, due 04/20/29[3]	225,000	241,087
Continental Airlines Pass-Through Trust,
Series 2-A,
4.000%, due 10/29/24	1,000,663	1,056,825
Series A,
4.150%, due 04/11/24	1,394,376	1,478,229
Delta Air Lines Pass-Through Trust,
Series 071A,
6.821%, due 08/10/22	1,314,150	1,381,179
Delta Air Lines, Inc.
7.375%, due 01/15/26	245,000	287,783
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750%, due 10/20/28[3]	170,000	186,681
JetBlue Pass Through Trust,
Series 2019,
2.950%, due 05/15/28	2,119,527	2,078,035
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[3]	240,000	263,400
Spirit Airlines Pass Through Trust,
Series A,
4.100%, due 04/01/28	410,369	423,740
United Airlines Holdings, Inc.
4.875%, due 01/15/25[5]	65,000	65,934
5.000%, due 02/01/24[5]	65,000	66,780

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
United Airlines Pass-Through Trust,
Series 2020-1, Class A,
5.875%, due 10/15/27		152,264	168,435
Series 2020-1, Class B,
4.875%, due 01/15/26		19,410	20,270
United Airlines, Inc.
4.375%, due 04/15/26[3]		365,000	378,768
4.625%, due 04/15/29[3]		80,000	83,136
			13,579,446
Apparel—(0.0)%†
Crocs, Inc.
4.250%, due 03/15/29[3]		70,000	71,114
Hanesbrands, Inc.
5.375%, due 05/15/25[3]		20,000	21,050
William Carter Co.
5.625%, due 03/15/27[3]		60,000	63,075
			155,239
Auto manufacturers—2.8%
Ford Motor Co.
4.750%, due 01/15/43		315,000	317,630
5.291%, due 12/08/46		105,000	110,555
9.000%, due 04/22/25		225,000	274,781
9.625%, due 04/22/30		180,000	252,450
Ford Motor Credit Co. LLC
2.330%, due 11/25/25	EUR	1,200,000	1,486,278
4.000%, due 11/13/30		200,000	204,250
4.389%, due 01/08/26		525,000	560,438
5.125%, due 06/16/25		1,700,000	1,857,080
General Motors Co.
6.125%, due 10/01/25		525,000	623,073
General Motors Financial Co., Inc.
3 mo. Euribor + 0.550%,
0.015%, due 03/26/22[2,6]	EUR	1,200,000	1,444,148
5.100%, due 01/17/24		1,725,000	1,907,919
Harley-Davidson Financial Services, Inc.
2.550%, due 06/09/22[3]		1,100,000	1,118,817
Nissan Motor Acceptance Corp.
2.750%, due 03/09/28[3]		1,400,000	1,404,365
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[3]		1,400,000	1,497,171
4.810%, due 09/17/30[3]		1,400,000	1,554,476

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Volkswagen Bank GmbH
2.500%, due 07/31/26[6]	EUR	1,200,000	1,607,314
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.860%,
1.051%, due 09/24/21[2,3]		1,500,000	1,504,653
2.850%, due 09/26/24[3]		1,500,000	1,594,192
			19,319,590
Auto parts & equipment—0.2%
Adient Global Holdings Ltd.
4.875%, due 08/15/26[3,5]		225,000	230,906
American Axle & Manufacturing, Inc.
6.500%, due 04/01/27[5]		30,000	31,688
6.875%, due 07/01/28[5]		95,000	101,531
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, due 05/15/26[3]		100,000	106,069
Dana, Inc.
5.375%, due 11/15/27		10,000	10,645
5.625%, due 06/15/28		15,000	16,163
Goodyear Tire & Rubber Co.
5.250%, due 04/30/31		155,000	156,193
9.500%, due 05/31/25		110,000	124,025
IHO Verwaltungs GmbH
4.750% Cash or 5.500% PIK,
4.750%, due 09/15/26[3,7]		200,000	205,120
Meritor, Inc.
6.250%, due 06/01/25[3,5]		20,000	21,397
Tenneco, Inc.
7.875%, due 01/15/29[3]		60,000	67,557
			1,071,294
Banks—9.1%
Akbank T.A.S.
6.800%, due 02/06/26[3]		65,000	67,192
Banco de Bogota SA
6.250%, due 05/12/26[3,5]		65,000	72,540
Banco Santander SA
(fixed, converts to FRN on 02/08/24),
7.500%, due 02/08/24[6,8]		200,000	220,500
Bangkok Bank PCL
(fixed, converts to FRN on 09/25/29),
3.733%, due 09/25/34[3]		55,000	55,855

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31	290,000	290,840
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31	1,600,000	1,609,909
4.000%, due 01/22/25	1,500,000	1,651,010
(fixed, converts to FRN on 03/20/50),
4.083%, due 03/20/51	280,000	314,363
4.125%, due 01/22/24	2,200,000	2,408,313
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[8]	86,000	92,719
Series X,
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[8]	102,000	113,730
Bank of New York Mellon Corp.,
Series F,
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[8]	82,000	87,166
Barclays Bank PLC
7.625%, due 11/21/22	391,000	428,703
Barclays PLC
3 mo. USD LIBOR + 1.625%,
1.813%, due 01/10/23[2]	2,000,000	2,016,628
(fixed, converts to FRN on 02/15/22),
4.610%, due 02/15/23	1,100,000	1,134,276
4.836%, due 05/09/28	535,000	601,866
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29	1,100,000	1,274,944
(fixed, converts to FRN on 12/15/25),
6.125%, due 12/15/25[8]	200,000	221,164
BNP Paribas SA
(fixed, converts to FRN on 03/25/24),
6.625%, due 03/25/24[3,5,8]	200,000	219,700
CIT Group, Inc.
5.000%, due 08/15/22	500,000	526,600
Citigroup, Inc.
(fixed, converts to FRN on 11/05/29),
2.976%, due 11/05/30	200,000	208,395
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28	755,000	839,808
4.400%, due 06/10/25	980,000	1,094,520
Series U,
(fixed, converts to FRN on 09/12/24),
5.000%, due 09/12/24[8]	89,000	93,450

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[8]	52,000	52,965
Citizens Financial Group, Inc.,
Series B,
(fixed, converts to FRN on 07/06/23),
6.000%, due 07/06/23[8]	60,000	62,325
Series C,
(fixed, converts to FRN on 04/06/24),
6.375%, due 04/06/24[8]	80,000	86,500
Cooperatieve Rabobank UA
3.875%, due 09/26/23[3]	1,500,000	1,618,589
Credit Suisse AG
6.500%, due 08/08/23[3]	500,000	552,225
Credit Suisse Group AG
3 mo. USD LIBOR + 1.240%,
1.424%, due 06/12/24[2,3]	1,600,000	1,620,392
(fixed, converts to FRN on 06/12/23),
4.207%, due 06/12/24[3]	1,600,000	1,708,014
(fixed, converts to FRN on 02/11/27),
5.250%, due 02/11/27[3,8]	200,000	207,750
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[3,8]	800,000	863,830
(fixed, converts to FRN on 12/11/23),
7.500%, due 12/11/23[3,8]	700,000	770,000
Deutsche Bank AG
3.300%, due 11/16/22	1,900,000	1,970,894
3.950%, due 02/27/23	1,300,000	1,370,638
(fixed, converts to FRN on 11/26/24),
3.961%, due 11/26/25	1,500,000	1,624,686
4.250%, due 10/14/21	1,100,000	1,118,612
Discover Bank
4.200%, due 08/08/23	1,600,000	1,730,889
Fifth Third Bancorp,
Series H,
(fixed, converts to FRN on 06/30/23),
5.100%, due 06/30/23[8]	115,000	118,594
Series L,
(fixed, converts to FRN on 09/30/25),
4.500%, due 09/30/25[8]	25,000	26,656
Goldman Sachs Group, Inc.
3 mo. USD LIBOR + 1.750%,
1.934%, due 10/28/27[2]	1,100,000	1,150,277
(fixed, converts to FRN on 04/22/31),
2.615%, due 04/22/32	925,000	929,514

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	290,000	327,795
Series O,
(fixed, converts to FRN on 11/10/26),
5.300%, due 11/10/26[5,8]	104,000	116,480
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[8]	39,000	41,927
Series T,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[5,8]	35,000	35,018
Grupo Aval Ltd.
4.375%, due 02/04/30[3]	95,000	95,237
HSBC Holdings PLC
(fixed, converts to FRN on 03/09/31),
4.700%, due 03/09/31[5,8]	200,000	200,616
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[8]	870,000	959,175
Huntington Bancshares, Inc.,
Series E,
(fixed, converts to FRN on 04/15/23),
5.700%, due 04/15/23[8]	124,000	128,030
ING Groep N.V.
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[8]	200,000	220,478
Intesa Sanpaolo SpA,
Series XR,
4.000%, due 09/23/29[3]	1,500,000	1,629,723
JPMorgan Chase & Co.
(fixed, converts to FRN on 05/13/30),
2.956%, due 05/13/31	130,000	133,544
(fixed, converts to FRN on 04/22/40),
3.109%, due 04/22/41	470,000	468,844
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29	650,000	730,886
Series CC,
(fixed, converts to FRN on 11/01/22),
4.625%, due 11/01/22[8]	100,000	100,463
Series FF,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[8]	95,000	100,134
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[8]	41,000	42,281

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Lloyds Bank PLC
7.500%, due 04/02/32[4,6]		2,200,000	1,657,475
Lloyds Banking Group PLC
3.000%, due 01/11/22		1,300,000	1,324,026
4.000%, due 03/07/25	AUD	1,700,000	1,431,348
(fixed, converts to FRN on 09/27/25),
7.500%, due 09/27/25[5,8]		200,000	231,250
M&T Bank Corp.,
Series G,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[8]		56,000	59,570
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.740%,
0.928%, due 03/02/23[2]		1,600,000	1,612,227
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/11/23),
3.922%, due 09/11/24		1,100,000	1,181,113
Morgan Stanley
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31		210,000	214,622
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28		535,000	588,851
Series H,
(fixed, converts to FRN on 01/15/21),
3.794%, due 07/15/21[8]		395,000	396,382
Natwest Group PLC
(fixed, converts to FRN on 08/28/30),
3.032%, due 11/28/35		550,000	536,305
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21[8]		1,400,000	1,427,580
PNC Financial Services Group, Inc.,
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[8]		67,000	74,538
QNB Finansbank AS
6.875%, due 09/07/24[3,5]		65,000	68,876
Skandinaviska Enskilda Banken AB
(fixed, converts to FRN on 05/13/25),
5.125%, due 05/13/25[6,8]		200,000	212,500
Societe Generale S.A.
4.250%, due 09/14/23[3]		1,500,000	1,620,339
Standard Chartered PLC
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[3]		1,500,000	1,616,630

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
Truist Financial Corp.,
Series L,
(fixed, converts to FRN on 12/15/24),
5.050%, due 12/15/24[8]	73,000	75,626
Series N,
(fixed, converts to FRN on 09/01/24),
4.800%, due 09/01/24[8]	130,000	137,605
Series Q,
(fixed, converts to FRN on 03/01/30),
5.100%, due 03/01/30[8]	25,000	27,814
UniCredit SpA
7.830%, due 12/04/23[3]	3,300,000	3,821,895
Wells Fargo & Co.
3 mo. USD LIBOR + 1.230%,
1.416%, due 10/31/23[2]	1,400,000	1,421,224
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31	625,000	631,637
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	1,500,000	1,618,182
(fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[8]	75,000	76,680
Series S,
(fixed, converts to FRN on 06/15/24),
5.900%, due 06/15/24[8]	84,000	91,173
Series U,
(fixed, converts to FRN on 06/15/25),
5.875%, due 06/15/25[8]	69,000	76,849
Wells Fargo Bank N.A.
3.550%, due 08/14/23	735,000	786,604
		61,577,093
Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 04/15/48	325,000	374,807
4.600%, due 06/01/60	1,400,000	1,612,094
4.750%, due 04/15/58	270,000	316,404
Coca-Cola Femsa SAB de CV
1.850%, due 09/01/32	1,400,000	1,300,110
Suntory Holdings Ltd.
2.250%, due 10/16/24[3]	1,500,000	1,561,739
		5,165,154
Biotechnology—0.2%
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30	1,700,000	1,583,174

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Building materials—0.5%
Cemex SAB de CV
5.200%, due 09/17/30[3]	25,000	27,205
Forterra Finance LLC/FRTA Finance Corp.
6.500%, due 07/15/25[3]	100,000	108,000
Fortune Brands Home & Security, Inc.
3.250%, due 09/15/29	1,400,000	1,483,543
JELD-WEN, Inc.
4.625%, due 12/15/25[3]	135,000	137,700
4.875%, due 12/15/27[3]	135,000	141,075
Masco Corp.
1.500%, due 02/15/28	1,400,000	1,354,101
Masonite International Corp.
5.375%, due 02/01/28[3]	75,000	79,125
5.750%, due 09/15/26[3]	125,000	129,687
Standard Industries, Inc.
3.375%, due 01/15/31[3]	55,000	51,553
		3,511,989
Chemicals—1.0%
CF Industries, Inc.
4.950%, due 06/01/43	115,000	133,977
5.375%, due 03/15/44	140,000	171,250
Element Solutions, Inc.
3.875%, due 09/01/28[3]	85,000	84,787
HB Fuller Co.
4.000%, due 02/15/27	75,000	77,437
4.250%, due 10/15/28	290,000	295,316
Huntsman International LLC
5.125%, due 11/15/22	1,300,000	1,370,825
Ingevity Corp.
3.875%, due 11/01/28[3]	100,000	99,608
NOVA Chemicals Corp.
4.250%, due 05/15/29[3,9]	95,000	94,050
4.875%, due 06/01/24[3]	445,000	469,146
5.250%, due 06/01/27[3]	280,000	297,500
Nutrition & Biosciences, Inc.
2.300%, due 11/01/30[3]	1,400,000	1,363,588
Sasol Financing USA LLC
5.875%, due 03/27/24	45,000	47,993
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[3]	100,000	99,750
Syngenta Finance N.V.
4.441%, due 04/24/23[3]	1,600,000	1,679,558

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Tronox, Inc.
4.625%, due 03/15/29[3]	130,000	132,762
Unigel Luxembourg SA
8.750%, due 10/01/26[3]	70,000	75,600
WR Grace & Co-Conn
5.625%, due 10/01/24[3]	55,000	61,119
		6,554,266
Commercial services—1.8%
ADT Security Corp.
4.875%, due 07/15/32[3]	180,000	188,400
APX Group, Inc.
6.750%, due 02/15/27[3]	295,000	317,222
ASGN, Inc.
4.625%, due 05/15/28[3]	155,000	161,200
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750%, due 04/01/28[3]	50,000	51,793
5.375%, due 03/01/29[3]	90,000	93,713
5.750%, due 07/15/27[3,5]	215,000	227,633
CoStar Group, Inc.
2.800%, due 07/15/30[3]	1,300,000	1,286,174
Duke University
2.682%, due 10/01/44	1,700,000	1,696,548
Emory University
2.143%, due 09/01/30	1,400,000	1,401,966
Garda World Security Corp.
4.625%, due 02/15/27[3]	425,000	425,000
IHS Markit Ltd.
5.000%, due 11/01/22[3]	901,000	948,205
Jaguar Holding Co. II/PPD Development LP
4.625%, due 06/15/25[3]	45,000	47,303
5.000%, due 06/15/28[3]	100,000	109,050
Korn Ferry
4.625%, due 12/15/27[3]	90,000	93,699
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.
5.000%, due 02/01/26[3]	130,000	134,225
MPH Acquisition Holdings LLC
5.750%, due 11/01/28[3,5]	145,000	142,983
Nielsen Finance LLC/Nielsen Finance Co.
5.625%, due 10/01/28[3]	290,000	309,212
5.875%, due 10/01/30[3]	165,000	180,675

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
PayPal Holdings, Inc.
2.850%, due 10/01/29	1,800,000	1,902,000
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[3]	50,000	48,313
5.750%, due 04/15/26[3]	510,000	557,853
6.250%, due 01/15/28[3]	120,000	125,400
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[3]	70,000	72,030
Rockefeller Foundation
2.492%, due 10/01/50	1,400,000	1,344,161
Service Corp. International
3.375%, due 08/15/30	80,000	77,400
5.125%, due 06/01/29	50,000	53,980
United Rentals North America, Inc.
5.250%, due 01/15/30	35,000	38,281
		12,034,419
Computers—0.6%
Apple, Inc.
2.450%, due 08/04/26	610,000	649,545
Dell International LLC/EMC Corp.
4.900%, due 10/01/26[3]	1,300,000	1,493,387
5.850%, due 07/15/25[3]	1,300,000	1,524,271
Presidio Holdings, Inc.
4.875%, due 02/01/27[3]	215,000	221,450
Science Applications International Corp.
4.875%, due 04/01/28[3]	120,000	123,750
		4,012,403
Cosmetics & personal Care—(0.0)%†
Edgewell Personal Care Co.
5.500%, due 06/01/28[3]	250,000	265,625

Distribution & wholesale—0.1%
IAA, Inc.
5.500%, due 06/15/27[3]	110,000	115,638
Performance Food Group, Inc.
5.500%, due 06/01/24[3]	85,000	85,106
5.500%, due 10/15/27[3]	95,000	100,115
6.875%, due 05/01/25[3,5]	140,000	149,643
Resideo Funding, Inc.
6.125%, due 11/01/26[3]	78,000	82,290

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
Univar Solutions USA, Inc.
5.125%, due 12/01/27[3]	200,000	208,994
		741,786
Diversified financial services—2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 10/01/25	650,000	714,098
4.450%, due 04/03/26	1,200,000	1,316,562
Air Lease Corp.
2.300%, due 02/01/25	475,000	488,183
Aircastle Ltd.
5.500%, due 02/15/22	1,500,000	1,554,592
Ally Financial, Inc.,
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[8]	105,000	106,438
Avolon Holdings Funding Ltd.
3.950%, due 07/01/24[3]	1,400,000	1,482,403
BGC Partners, Inc.
5.375%, due 07/24/23	1,400,000	1,517,522
Charles Schwab Corp.,
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[8]	40,000	44,476
Depository Trust & Clearing Corp.,
Series C,
(fixed, converts to FRN on 03/15/20),
3.351%, due 06/15/21[3,8]	2,000,000	1,970,000
Discover Financial Services,
Series C,
(fixed, converts to FRN on 10/30/27),
5.500%, due 10/30/27[8]	125,000	133,125
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust,
Series 2012, Class 1A,
5.125%, due 11/30/22[3]	168,417	167,389
GE Capital Funding LLC
4.400%, due 05/15/30[3]	1,700,000	1,933,487
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[3,7]	481,872	481,872
Lazard Group LLC
4.375%, due 03/11/29	400,000	448,877
LeasePlan Corp. N.V.
2.875%, due 10/24/24[3]	1,500,000	1,579,302

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Lehman Brothers Holdings, Inc.
0.000%, due 12/30/16[10]	1,900,000	13,300
1.000%, due 12/30/16[10]	900,000	6,300
1.000%, due 01/24/49[10]	4,500,000	31,500
LPL Holdings, Inc.
4.000%, due 03/15/29[3]	430,000	430,000
4.625%, due 11/15/27[3]	140,000	145,950
Navient Corp.,
Series A,
5.625%, due 01/25/25	500,000	486,380
OneMain Finance Corp.
6.125%, due 03/15/24	35,000	37,800
6.875%, due 03/15/25	1,445,000	1,641,881
7.125%, due 03/15/26	300,000	350,625
8.875%, due 06/01/25	70,000	77,437
Synchrony Financial
2.850%, due 07/25/22	1,150,000	1,178,014
		18,337,513
Electric—7.1%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]	1,855,000	1,856,758
AES Corp.
2.450%, due 01/15/31[3]	1,400,000	1,352,854
Alabama Power Co.,
Series 20-A,
1.450%, due 09/15/30	600,000	562,417
American Transmission Systems, Inc.
5.250%, due 01/15/22[3]	900,000	927,893
Appalachian Power Co.,
Series AA,
2.700%, due 04/01/31	1,400,000	1,410,632
Avangrid, Inc.
3.800%, due 06/01/29	1,600,000	1,778,779
Black Hills Corp.
2.500%, due 06/15/30	1,400,000	1,402,997
Calpine Corp.
4.500%, due 02/15/28[3]	370,000	373,959
4.625%, due 02/01/29[3]	258,000	254,130
5.000%, due 02/01/31[3]	184,000	181,240
5.125%, due 03/15/28[3]	95,000	96,550
Clearway Energy Operating LLC
4.750%, due 03/15/28[3]	35,000	36,650

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(continued)
Commonwealth Edison Co.
3.700%, due 03/01/45	745,000	817,829
Edison International
2.950%, due 03/15/23	1,500,000	1,552,842
Enel Finance International N.V.
4.250%, due 09/14/23[3]	1,600,000	1,727,538
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,561,946
Exelon Corp.
4.700%, due 04/15/50	160,000	194,115
FirstEnergy Corp.,
Series C,
5.350%, due 07/15/47[4]	145,000	168,200
Idaho Power Co.,
Series K,
4.200%, due 03/01/48	1,400,000	1,636,000
IPALCO Enterprises, Inc.
4.250%, due 05/01/30[3]	1,200,000	1,331,616
LG&E and KU Energy LLC
4.375%, due 10/01/21	1,440,000	1,448,929
MidAmerican Energy Co.
3.650%, due 04/15/29	1,400,000	1,568,223
Monongahela Power Co.
3.550%, due 05/15/27[3]	1,800,000	1,964,996
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	1,700,000	1,886,224
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]	2,100,000	2,383,998
Northern States Power Co.
2.900%, due 03/01/50	1,300,000	1,265,890
NRG Energy, Inc.
3.625%, due 02/15/31[3]	320,000	313,505
5.250%, due 06/15/29[3]	180,000	192,825
7.250%, due 05/15/26	30,000	31,064
Pacific Gas and Electric Co.
3 mo. USD LIBOR + 1.375%,
1.573%, due 11/15/21[2]	1,100,000	1,103,630
1.750%, due 06/16/22	900,000	900,789
3.150%, due 01/01/26	500,000	521,000
3.300%, due 08/01/40	225,000	199,986
3.400%, due 08/15/24[5]	1,400,000	1,491,376
3.750%, due 02/15/24	1,600,000	1,700,682

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
4.300%, due 03/15/45[5]	425,000	408,240
PPL Capital Funding, Inc.
3.500%, due 12/01/22	1,700,000	1,768,945
San Diego Gas & Electric Co.,
Series VVV,
1.700%, due 10/01/30	1,400,000	1,336,853
Sempra Energy
2.900%, due 02/01/23	2,178,000	2,266,470
Southern Co.,
Series A,
3.700%, due 04/30/30	1,200,000	1,310,004
Series B,
(fixed, converts to FRN on 10/15/25),
4.000%, due 01/15/51	575,000	613,813
Southwestern Electric Power Co.,
Series M,
4.100%, due 09/15/28	1,200,000	1,344,639
Talen Energy Supply LLC
6.625%, due 01/15/28[3]	140,000	140,700
7.250%, due 05/15/27[3]	20,000	20,550
7.625%, due 06/01/28[3]	10,000	10,366
Vistra Operations Co. LLC
5.000%, due 07/31/27[3]	335,000	347,070
5.500%, due 09/01/26[3]	60,000	61,988
5.625%, due 02/15/27[3]	90,000	93,600
WEC Energy Group, Inc.
1.800%, due 10/15/30	1,300,000	1,223,728
		48,145,028
Electrical components & equipment—0.1%
Energizer Holdings, Inc.
4.375%, due 03/31/29[3]	90,000	89,325
4.750%, due 06/15/28[3]	280,000	286,300
		375,625
Electronics—0.1%
Imola Merger Corp.
4.750%, due 05/15/29[3]	330,000	342,771
Sensata Tech, Inc.
4.375%, due 02/15/30[3]	20,000	20,910
Sensata Technologies BV
4.000%, due 04/15/29[3]	155,000	155,961

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Electronics—(concluded)
Sensata Technologies, Inc.
3.750%, due 02/15/31[3]	50,000	49,652
		569,294
Energy-Alternate Sources—0.4%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[3]	1,500,000	1,588,200
Greenko Solar Mauritius Ltd.
5.950%, due 07/29/26[3]	1,300,000	1,394,900
		2,983,100
Engineering & construction—0.4%
Arcosa, Inc.
4.375%, due 04/15/29[3]	230,000	235,223
Dycom Industries, Inc.
4.500%, due 04/15/29[3]	230,000	233,450
frontdoor, Inc.
6.750%, due 08/15/26[3]	235,000	249,178
IHS Netherlands Holdco BV
8.000%, due 09/18/27[3]	55,000	59,675
Sydney Airport Finance Co. Pty Ltd.
3.375%, due 04/30/25[3,5]	1,800,000	1,923,979
		2,701,505
Entertainment—0.4%
Caesars Entertainment, Inc.
6.250%, due 07/01/25[3]	255,000	271,116
Caesars Resort Collection LLC/CRC Finco, Inc.
5.750%, due 07/01/25[3]	85,000	89,485
Cedar Fair LP
5.250%, due 07/15/29	25,000	25,708
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.375%, due 04/15/27	35,000	36,024
5.500%, due 05/01/25[3]	235,000	246,191
Churchill Downs, Inc.
5.500%, due 04/01/27[3]	295,000	306,229
Cinemark USA, Inc.
8.750%, due 05/01/25[3]	155,000	168,756
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[3,5]	250,000	252,264
4.875%, due 11/01/24[3]	60,000	61,125
6.500%, due 05/15/27[3]	285,000	314,925

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Entertainment—(concluded)
Midwest Gaming Borrower LLC
4.875%, due 05/01/29[3]	145,000	144,955
Scientific Games International, Inc.
5.000%, due 10/15/25[3]	325,000	335,562
Six Flags Entertainment Corp.
4.875%, due 07/31/24[3]	55,000	55,344
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[3]	245,000	264,691
Vail Resorts, Inc.
6.250%, due 05/15/25[3]	70,000	74,288
		2,646,663
Environmental control—0.1%
Clean Harbors, Inc.
4.875%, due 07/15/27[3]	30,000	31,238
5.125%, due 07/15/29[3]	15,000	16,168
Harsco Corp.
5.750%, due 07/31/27[3]	265,000	279,395
		326,801
Food—0.7%
BRF SA
4.875%, due 01/24/30[3,5]	150,000	154,029
Grupo Bimbo SAB de CV
4.700%, due 11/10/47[3]	705,000	787,970
Kraft Heinz Foods Co.
4.375%, due 06/01/46	100,000	107,170
7.125%, due 08/01/39[3]	1,200,000	1,701,288
Kroger Co.
5.400%, due 01/15/49	115,000	150,038
Lamb Weston Holdings, Inc.
4.875%, due 05/15/28[3]	20,000	22,050
Pilgrim's Pride Corp.
4.250%, due 04/15/31[3]	225,000	227,320
Post Holdings, Inc.
4.500%, due 09/15/31[3]	155,000	153,884
4.625%, due 04/15/30[3]	115,000	116,150
5.500%, due 12/15/29[3]	295,000	317,582
5.625%, due 01/15/28[3]	95,000	100,106
5.750%, due 03/01/27[3]	20,000	20,950
Sysco Corp.
6.600%, due 04/01/50	325,000	483,461

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Food—(concluded)
US Foods, Inc.
6.250%, due 04/15/25[3]	315,000	334,591
		4,676,589
Food Service—0.1%
Aramark Services, Inc.
5.000%, due 04/01/25[3]	205,000	210,381
5.000%, due 02/01/28[3,5]	605,000	632,981
6.375%, due 05/01/25[3]	100,000	106,375
		949,737
Gas—0.5%
National Fuel Gas Co.
2.950%, due 03/01/31	1,900,000	1,854,885
NiSource, Inc.
3.600%, due 05/01/30	1,200,000	1,310,590
		3,165,475
Healthcare-products—(0.0)%†
Avantor Funding, Inc.
4.625%, due 07/15/28[3]	75,000	78,563

Healthcare-services—0.5%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[3]	160,000	165,400
Centene Corp.
4.250%, due 12/15/27	110,000	115,292
5.375%, due 08/15/26[3]	35,000	36,715
DaVita, Inc.
3.750%, due 02/15/31[3]	80,000	76,000
4.625%, due 06/01/30[3]	335,000	339,187
Encompass Health Corp.
4.625%, due 04/01/31	145,000	153,700
HCA, Inc.
4.125%, due 06/15/29	549,000	610,196
5.250%, due 06/15/49	405,000	498,005
5.625%, due 09/01/28	115,000	134,119
5.875%, due 02/01/29	30,000	35,400
IQVIA, Inc.
5.000%, due 05/15/27[3]	190,000	198,788
Legacy LifePoint Health LLC
4.375%, due 02/15/27[3]	45,000	45,000

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
Molina Healthcare, Inc.
3.875%, due 11/15/30[3]	170,000	175,100
Tenet Healthcare Corp.
4.625%, due 09/01/24[3]	15,000	15,450
4.625%, due 06/15/28[3]	420,000	433,961
5.125%, due 11/01/27[3]	45,000	47,196
U.S. Acute Care Solutions LLC
6.375%, due 03/01/26[3]	65,000	67,860
		3,147,369
Holding companies-divers—0.5%
CVS Pass-Through Trust
4.704%, due 01/10/36[3]	2,786,919	3,115,455

Home builders—0.7%
D.R. Horton, Inc.
4.375%, due 09/15/22	1,400,000	1,458,049
MDC Holdings, Inc.
6.000%, due 01/15/43	160,000	207,102
NVR, Inc.
3.950%, due 09/15/22	1,800,000	1,868,983
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[3]	205,000	208,587
4.750%, due 04/01/29[3]	40,000	40,418
Taylor Morrison Communities, Inc.
5.125%, due 08/01/30[3]	180,000	198,263
5.750%, due 01/15/28[3]	80,000	90,300
5.875%, due 06/15/27[3]	145,000	164,575
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, due 03/01/24[3]	140,000	151,550
Toll Brothers Finance Corp.
4.350%, due 02/15/28	65,000	71,500
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24	30,000	33,353
Tri Pointe Homes, Inc.
5.250%, due 06/01/27	85,000	91,375
5.700%, due 06/15/28	195,000	216,501
		4,800,556
Household products/wares—(0.0)%†
Spectrum Brands, Inc.
5.000%, due 10/01/29[3]	15,000	15,863
5.500%, due 07/15/30[3]	55,000	59,331

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Household products/wares—(concluded)
5.750%, due 07/15/25	6,000	6,176
		81,370
Housewares—(0.0)%†
Newell Brands, Inc.
6.000%, due 04/01/46[4]	95,000	121,393

Insurance—0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, due 10/15/27[3]	245,000	248,063
Equitable Holdings, Inc.
4.350%, due 04/20/28	1,700,000	1,916,811
5.000%, due 04/20/48	275,000	335,545
Fidelity National Financial, Inc.
3.400%, due 06/15/30	1,500,000	1,585,394
Reliance Standard Life Global Funding II
3.850%, due 09/19/23[3]	1,400,000	1,501,240
		5,587,053
Internet—0.4%
ANGI Group LLC
3.875%, due 08/15/28[3]	35,000	34,781
Cars.com, Inc.
6.375%, due 11/01/28[3]	40,000	41,793
Expedia Group, Inc.
3.800%, due 02/15/28	1,400,000	1,501,371
6.250%, due 05/01/25[3]	396,000	460,660
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, due 03/01/29[3]	380,000	370,052
5.250%, due 12/01/27[3]	140,000	146,475
Match Group Holdings II LLC
4.625%, due 06/01/28[3]	145,000	149,712
5.625%, due 02/15/29[3]	135,000	145,800
Netflix, Inc.
5.375%, due 11/15/29[3]	55,000	65,312
5.875%, due 11/15/28	20,000	24,335
6.375%, due 05/15/29	20,000	25,100
		2,965,391
Iron & steel—0.1%
ArcelorMittal SA
7.000%, due 03/01/41[4]	95,000	131,925
7.250%, due 10/15/39[4]	95,000	133,986

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Iron & steel—(concluded)
Carpenter Technology Corp.
6.375%, due 07/15/28	160,000	175,472
CSN Inova Ventures
6.750%, due 01/28/28[3]	130,000	141,284
Metinvest BV
7.650%, due 10/01/27[3]	30,000	31,980
7.750%, due 10/17/29[3]	45,000	47,911
		662,558
Leisure Time—0.3%
Carnival Corp.
5.750%, due 03/01/27[3]	565,000	595,725
7.625%, due 03/01/26[3]	285,000	312,075
9.875%, due 08/01/27[3]	45,000	52,875
10.500%, due 02/01/26[3]	80,000	94,292
Life Time, Inc.
5.750%, due 01/15/26[3]	100,000	103,250
Royal Caribbean Cruises Ltd.
5.500%, due 04/01/28[3]	175,000	183,522
7.500%, due 10/15/27	100,000	118,032
11.500%, due 06/01/25[3]	500,000	579,220
		2,038,991
Lodging—0.8%
Hilton Domestic Operating Co., Inc.
5.375%, due 05/01/25[3]	5,000	5,266
5.750%, due 05/01/28[3]	85,000	91,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.875%, due 04/01/27	250,000	259,688
Marriott International, Inc.
3.600%, due 04/15/24	1,500,000	1,597,993
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[3]	110,000	116,380
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28[3]	255,000	263,211
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[3]	140,000	147,875
5.500%, due 03/01/25[3]	2,369,000	2,528,907

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
Wynn Macau Ltd.
5.500%, due 01/15/26[3]	100,000	105,125
		5,115,820
Machinery-construction & mining—(0.0)%†
Terex Corp.
5.000%, due 05/15/29[3]	150,000	156,000

Machinery-diversified—0.1%
ATS Automation Tooling Systems, Inc.
4.125%, due 12/15/28[3]	35,000	35,263
Colfax Corp.
6.375%, due 02/15/26[3]	52,000	55,120
SPX FLOW, Inc.
5.875%, due 08/15/26[3]	100,000	104,000
Stevens Holding Co., Inc.
6.125%, due 10/01/26[3]	220,000	236,500
		430,883
Media—2.0%
AMC Networks, Inc.
4.250%, due 02/15/29	230,000	227,125
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[3]	100,000	101,739
4.750%, due 03/01/30[3]	335,000	349,656
5.000%, due 02/01/28[3]	210,000	219,450
5.500%, due 05/01/26[3]	75,000	77,400
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, due 06/01/41	1,400,000	1,346,740
4.800%, due 03/01/50	565,000	622,231
Clear Channel Worldwide Holdings, Inc.
5.125%, due 08/15/27[3]	19,000	19,285
CSC Holdings LLC
3.375%, due 02/15/31[3]	200,000	187,350
5.500%, due 05/15/26[3]	200,000	205,680
5.500%, due 04/15/27[3]	200,000	209,714
5.750%, due 01/15/30[3]	470,000	499,669
7.500%, due 04/01/28[3]	200,000	220,250
Cumulus Media New Holdings, Inc.
6.750%, due 07/01/26[3,5]	17,000	17,425
DISH DBS Corp.
5.875%, due 11/15/24	115,000	124,414
7.375%, due 07/01/28	315,000	340,176

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
7.750%, due 07/01/26		30,000	34,575
Fox Corp.
5.576%, due 01/25/49		310,000	398,051
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[3]		35,000	36,554
Nexstar Broadcasting, Inc.
5.625%, due 07/15/27[3]		135,000	142,594
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, due 09/15/26[3]		110,000	111,925
Scripps Escrow II, Inc.
3.875%, due 01/15/29[3]		130,000	129,198
Sirius XM Radio, Inc.
4.125%, due 07/01/30[3]		295,000	295,000
4.625%, due 07/15/24[3]		105,000	107,756
5.000%, due 08/01/27[3]		80,000	83,776
5.375%, due 07/15/26[3]		125,000	129,087
5.500%, due 07/01/29[3]		350,000	378,219
TEGNA, Inc.
4.750%, due 03/15/26[3]		80,000	85,080
Telenet Finance Luxembourg Notes SARL
5.500%, due 03/01/28[3]		200,000	211,800
Time Warner Entertainment Co. LP
8.375%, due 03/15/23		1,200,000	1,369,663
ViacomCBS, Inc.
4.950%, due 01/15/31		270,000	317,369
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[3]	GBP	2,200,000	3,175,033
5.500%, due 08/15/26[3]		200,000	207,522
Walt Disney Co.
3.600%, due 01/13/51		1,500,000	1,614,582
			13,596,088
Metal Fabricate/Hardware—(0.0)%†
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[3]		35,000	36,632

Mining—0.3%
Alcoa Nederland Holding BV
5.500%, due 12/15/27[3]		200,000	216,500
Constellium SE
5.625%, due 06/15/28[3]		50,000	53,000

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Mining—(concluded)
Freeport-McMoRan, Inc.
4.125%, due 03/01/28	80,000	84,342
4.250%, due 03/01/30	80,000	86,000
4.375%, due 08/01/28	105,000	111,956
4.625%, due 08/01/30	55,000	60,706
5.000%, due 09/01/27	35,000	37,140
5.250%, due 09/01/29	35,000	38,762
5.400%, due 11/14/34	70,000	84,175
5.450%, due 03/15/43	305,000	372,390
Hudbay Minerals, Inc.
4.500%, due 04/01/26[3]	85,000	86,275
6.125%, due 04/01/29[3]	115,000	122,281
Joseph T Ryerson & Son, Inc.
8.500%, due 08/01/28[3]	81,000	89,501
Minera Mexico SA de CV
4.500%, due 01/26/50[3]	60,000	63,150
Novelis Corp.
4.750%, due 01/30/30[3]	90,000	93,600
5.875%, due 09/30/26[3]	80,000	83,455
Volcan Cia Minera SAA
4.375%, due 02/11/26[3]	65,000	64,118
		1,747,351
Miscellaneous manufacturers—0.4%
Amsted Industries, Inc.
4.625%, due 05/15/30[3]	45,000	45,900
General Electric Co.
4.250%, due 05/01/40	1,800,000	2,011,544
4.350%, due 05/01/50	180,000	200,415
5.875%, due 01/14/38	550,000	719,797
		2,977,656
Oil & gas—1.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[3]	85,000	86,063
BG Energy Capital PLC
4.000%, due 10/15/21[3]	1,400,000	1,422,314
BP Capital Markets America, Inc.
3.633%, due 04/06/30	225,000	247,877
BP Capital Markets PLC
(fixed, converts to FRN on 03/22/30),
4.875%, due 03/22/30[8]	540,000	579,690
Canadian Natural Resources Ltd.
4.950%, due 06/01/47	150,000	177,815

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[3]	35,000	36,225
Ecopetrol SA
5.875%, due 05/28/45	65,000	69,168
EQT Corp.
3.900%, due 10/01/27	210,000	218,944
5.000%, due 01/15/29	145,000	158,372
Equinor ASA
3.125%, due 04/06/30	1,700,000	1,819,189
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[3]	64,000	65,120
6.000%, due 02/01/31[3]	71,000	73,130
6.250%, due 11/01/28[3]	75,000	77,848
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375%, due 06/01/28[3]	60,000	61,151
KazMunayGas National Co. JSC
5.750%, due 04/19/47[3]	110,000	132,112
Leviathan Bond Ltd.
6.125%, due 06/30/25[3,6]	65,000	71,175
Lukoil Securities BV
3.875%, due 05/06/30[3]	70,000	73,556
Matador Resources Co.
5.875%, due 09/15/26	200,000	199,500
Occidental Petroleum Corp.
3.200%, due 08/15/26	1,730,000	1,682,425
3.500%, due 08/15/29	535,000	510,925
5.500%, due 12/01/25	90,000	96,750
6.600%, due 03/15/46	130,000	143,325
7.500%, due 05/01/31	70,000	83,300
7.875%, due 09/15/31	185,000	224,775
Odebrecht Offshore Drilling Finance Ltd.
6.720%, due 12/01/22[6]	151,668	149,393
PIK,
7.720%, due 12/01/26[6,7]	1,344,982	268,956
PDC Energy, Inc.
5.750%, due 05/15/26[5]	195,000	202,738
Petrobras Global Finance BV
5.600%, due 01/03/31	105,000	113,348
Petroleos Mexicanos
7.690%, due 01/23/50	261,000	251,212
Range Resources Corp.
4.875%, due 05/15/25	160,000	159,000

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
8.250%, due 01/15/29[3]	85,000	92,205
9.250%, due 02/01/26	50,000	54,904
Rio Oil Finance Trust
9.250%, due 07/06/24[3]	831,125	922,965
Shell International Finance BV
2.750%, due 04/06/30	1,500,000	1,560,445
Vine Energy Holdings LLC
6.750%, due 04/15/29[3]	210,000	210,090
		12,296,005
Oil & gas services—(0.0)%†
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[3]	120,000	125,449
Odebrecht Oil & Gas Finance Ltd.
0.000%, due 05/31/21[3,8,11]	174,037	2,083
TechnipFMC PLC
6.500%, due 02/01/26[3]	110,000	117,434
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27	45,000	47,349
		292,315
Packaging & containers—0.4%
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, due 09/30/26	145,000	155,875
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26	45,000	46,710
Graphic Packaging International, Inc.
4.875%, due 11/15/22	40,000	41,746
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[3]	145,000	149,591
Sealed Air Corp.
4.000%, due 12/01/27[3]	75,000	78,562
5.250%, due 04/01/23[3]	75,000	79,406
5.500%, due 09/15/25[3]	70,000	77,350
Silgan Holdings, Inc.
4.125%, due 02/01/28	80,000	82,780
4.750%, due 03/15/25	70,000	71,080
Trivium Packaging Finance BV
5.500%, due 08/15/26[3]	200,000	209,250
WRKCo, Inc.
4.650%, due 03/15/26	1,200,000	1,370,164

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
4.900%, due 03/15/29		500,000	593,238
			2,955,752
Pharmaceuticals—1.7%
AbbVie, Inc.
4.250%, due 11/14/28		1,200,000	1,372,270
4.700%, due 05/14/45		120,000	142,853
Bausch Health Americas, Inc.
8.500%, due 01/31/27[3]		75,000	83,531
Bausch Health Cos., Inc.
5.000%, due 01/30/28[3]		145,000	147,175
6.125%, due 04/15/25[3]		290,000	296,099
7.000%, due 01/15/28[3]		55,000	59,812
Bayer US Finance II LLC
3 mo. USD LIBOR + 1.010%,
1.194%, due 12/15/23[2,3]		1,900,000	1,924,865
3.500%, due 06/25/21[3]		1,600,000	1,603,186
Cigna Corp.
3 mo. USD LIBOR + 0.890%,
1.074%, due 07/15/23[2]		800,000	809,723
4.375%, due 10/15/28		1,400,000	1,603,400
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.875%, due 10/15/24[3]		140,000	140,700
Organon Finance 1 LLC
5.125%, due 04/30/31[3]		200,000	207,520
Teva Pharmaceutical Finance Netherlands II BV
3.250%, due 04/15/22	EUR	1,200,000	1,458,786
Teva Pharmaceutical Finance Netherlands III BV
3.150%, due 10/01/26		90,000	84,510
Utah Acquisition Sub, Inc.
3.150%, due 06/15/21		1,200,000	1,202,556
Viatris, Inc.
4.000%, due 06/22/50[3]		325,000	323,020
Vizient, Inc.
6.250%, due 05/15/27[3]		55,000	58,258
			11,518,264
Pipelines—2.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750%, due 03/01/27[3]		100,000	101,125
5.750%, due 01/15/28[3]		15,000	15,285
7.875%, due 05/15/26[3]		85,000	92,650

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[3]	55,000	59,455
Buckeye Partners LP
4.500%, due 03/01/28[3]	215,000	215,269
5.600%, due 10/15/44	110,000	105,600
Cheniere Corpus Christi Holdings LLC
7.000%, due 06/30/24	1,600,000	1,842,422
Cheniere Energy Partners LP
4.500%, due 10/01/29	155,000	161,781
5.625%, due 10/01/26	115,000	119,887
DCP Midstream Operating LP
5.125%, due 05/15/29	105,000	112,087
5.375%, due 07/15/25	50,000	54,875
5.600%, due 04/01/44	5,000	5,129
5.625%, due 07/15/27	150,000	163,824
(fixed, converts to FRN on 05/21/23),
5.850%, due 05/21/43[3]	30,000	27,150
6.750%, due 09/15/37[3]	30,000	34,650
Energy Transfer LP
5.250%, due 04/15/29	1,500,000	1,720,420
6.250%, due 04/15/49	185,000	222,016
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[8]	750,000	705,937
Series G,
(fixed, converts to FRN on 05/15/30),
7.125%, due 05/15/30[8]	760,000	775,200
EnLink Midstream LLC
5.625%, due 01/15/28[3]	35,000	36,181
EQM Midstream Partners LP
4.125%, due 12/01/26	40,000	40,400
4.500%, due 01/15/29[3]	60,000	59,550
4.750%, due 01/15/31[3]	60,000	59,393
5.500%, due 07/15/28	160,000	169,952
6.000%, due 07/01/25[3]	40,000	43,700
6.500%, due 07/01/27[3]	130,000	143,550
Galaxy Pipeline Assets Bidco Ltd.
2.940%, due 09/30/40[3]	120,000	117,317
Genesis Energy LP/Genesis Energy Finance Corp.
6.250%, due 05/15/26	35,000	34,274
6.500%, due 10/01/25	40,000	40,200
8.000%, due 01/15/27	40,000	41,209

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Global Partners LP/GLP Finance Corp.
6.875%, due 01/15/29	40,000	43,250
7.000%, due 08/01/27	40,000	42,762
Harvest Midstream I LP
7.500%, due 09/01/28[3]	140,000	150,850
Kinder Morgan, Inc.
5.550%, due 06/01/45	603,000	736,039
7.750%, due 01/15/32	1,400,000	1,973,644
MPLX LP
4.700%, due 04/15/48	770,000	842,133
New Fortress Energy, Inc.
6.500%, due 09/30/26[3]	375,000	382,624
6.750%, due 09/15/25[3]	165,000	170,724
NuStar Logistics LP
5.625%, due 04/28/27	30,000	31,575
5.750%, due 10/01/25	60,000	64,575
6.000%, due 06/01/26	35,000	37,931
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, due 12/15/29	729,000	739,000
4.650%, due 10/15/25	379,000	420,337
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 09/15/24[3]	53,000	53,994
6.000%, due 03/01/27[3]	55,000	55,809
6.000%, due 12/31/30[3]	75,000	75,188
7.500%, due 10/01/25[3]	235,000	256,737
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875%, due 02/01/31[3]	65,000	67,825
5.000%, due 01/15/28	10,000	10,528
5.375%, due 02/01/27	10,000	10,382
5.875%, due 04/15/26	70,000	73,325
6.500%, due 07/15/27	10,000	10,875
6.875%, due 01/15/29	10,000	11,225
Western Midstream Operating LP
4.350%, due 02/01/25[4]	65,000	68,715
5.300%, due 02/01/30[4]	135,000	147,319
6.500%, due 02/01/50[4]	100,000	113,149
		13,911,003
Private Equity—0.2%
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]	1,500,000	1,580,961

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—0.5%
Ontario Teachers' Cadillac Fairview Properties Trust
3.125%, due 03/20/22[3]		300,000	306,383
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875%, due 06/01/23[3]		35,000	36,400
7.625%, due 06/15/25[3]		390,000	426,075
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[6]	GBP	684,112	1,243,276
Vesteda Finance BV
2.500%, due 10/27/22[6]	EUR	1,000,000	1,240,460
			3,252,594
Real estate investment trusts—0.6%
EPR Properties
3.750%, due 08/15/29		210,000	204,223
4.500%, due 06/01/27		266,000	274,029
4.950%, due 04/15/28		50,000	52,264
ESH Hospitality, Inc.
4.625%, due 10/01/27[3]		145,000	153,700
5.250%, due 05/01/25[3]		485,000	494,845
Iron Mountain, Inc.
4.875%, due 09/15/27[3]		175,000	182,000
4.875%, due 09/15/29[3]		100,000	101,852
5.000%, due 07/15/28[3]		85,000	87,975
5.250%, due 03/15/28[3]		415,000	435,335
5.250%, due 07/15/30[3]		55,000	57,131
5.625%, due 07/15/32[3]		235,000	247,793
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 01/15/28		10,000	10,425
MPT Operating Partnership LP/MPT Finance Corp.
5.250%, due 08/01/26		40,000	41,250
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875%, due 10/01/28[3]		130,000	137,963
7.500%, due 06/01/25[3]		140,000	152,235
RHP Hotel Properties LP/RHP Finance Corp.
4.750%, due 10/15/27		345,000	355,046
Starwood Property Trust, Inc.
4.750%, due 03/15/25		40,000	41,651
5.000%, due 12/15/21		75,000	75,713
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.875%, due 02/15/25[3]		410,000	441,775
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.000%, due 04/15/23[3]		150,000	152,250

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[3]	215,000	221,719
		3,921,174
Retail—0.7%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[3]	145,000	141,375
5.750%, due 04/15/25[3]	30,000	31,800
7-Eleven, Inc.
0.950%, due 02/10/26[3,5]	1,578,000	1,549,436
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25[3]	190,000	194,357
GYP Holdings III Corp.
4.625%, due 05/01/29[3]	80,000	80,117
Ken Garff Automotive LLC
4.875%, due 09/15/28[3]	95,000	95,831
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, due 06/01/26[3]	50,000	51,400
L Brands, Inc.
6.625%, due 10/01/30[3]	230,000	265,066
LCM Investments Holdings II LLC
4.875%, due 05/01/29[3]	120,000	122,750
McDonald's Corp.
3.625%, due 09/01/49	130,000	136,602
Starbucks Corp.
2.550%, due 11/15/30	1,700,000	1,719,124
Yum! Brands, Inc.
4.750%, due 01/15/30[3]	50,000	53,500
		4,441,358
Semiconductors—2.0%
Amkor Technology, Inc.
6.625%, due 09/15/27[3]	100,000	107,637
Broadcom, Inc.
3.459%, due 09/15/26	2,986,000	3,238,623
3.500%, due 02/15/41[3]	520,000	501,885
4.110%, due 09/15/28	1,894,000	2,091,982
4.150%, due 11/15/30	360,000	393,524
Microchip Technology, Inc.
3.922%, due 06/01/21	1,300,000	1,303,381
Micron Technology, Inc.
4.975%, due 02/06/26	1,400,000	1,616,616

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Semiconductors—(concluded)
NXP BV/NXP Funding LLC
4.875%, due 03/01/24[3]		1,500,000	1,664,579
ON Semiconductor Corp.
3.875%, due 09/01/28[3]		310,000	319,106
QUALCOMM, Inc.
4.800%, due 05/20/45		2,000,000	2,542,683
Synaptics, Inc.
4.000%, due 06/15/29[3]		40,000	40,020
			13,820,036
Software—0.8%
BY Crown Parent LLC/BY Bond Finance, Inc.
4.250%, due 01/31/26[3]		56,000	58,660
CDK Global, Inc.
4.875%, due 06/01/27		80,000	84,599
Citrix Systems, Inc.
3.300%, due 03/01/30		1,100,000	1,149,714
Electronic Arts, Inc.
1.850%, due 02/15/31		1,700,000	1,621,006
Fair Isaac Corp.
4.000%, due 06/15/28[3]		105,000	106,444
J2 Global, Inc.
4.625%, due 10/15/30[3]		285,000	291,746
Open Text Corp.
5.875%, due 06/01/26[3]		190,000	195,937
Oracle Corp.
3.850%, due 04/01/60		1,400,000	1,404,176
PTC, Inc.
4.000%, due 02/15/28[3]		125,000	128,309
Rackspace Technology Global, Inc.
3.500%, due 02/15/28[3]		155,000	150,350
SS&C Technologies, Inc.
5.500%, due 09/30/27[3]		245,000	260,282
Twilio, Inc.
3.625%, due 03/15/29		230,000	234,393
			5,685,616
Telecommunications—2.5%
Altice France SA
5.125%, due 07/15/29[3]		670,000	670,837
5.500%, due 01/15/28[3]		200,000	206,040
5.875%, due 02/01/27[3]	EUR	1,100,000	1,408,435

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
7.375%, due 05/01/26[3]	800,000	829,440
8.125%, due 02/01/27[3]	215,000	235,694
AT&T, Inc.
3.650%, due 06/01/51	670,000	644,433
4.500%, due 03/09/48	441,000	483,711
British Telecommunications PLC
4.500%, due 12/04/23	1,500,000	1,640,333
C&W Senior Financing DAC
6.875%, due 09/15/27[3]	100,000	106,000
CommScope, Inc.
6.000%, due 03/01/26[3]	195,000	205,481
Frontier Communications Corp.
5.875%, due 10/15/27[3]	265,000	281,562
Level 3 Financing, Inc.
3.750%, due 07/15/29[3]	75,000	73,125
3.875%, due 11/15/29[3]	1,000,000	1,062,500
4.625%, due 09/15/27[3]	270,000	278,437
Lumen Technologies, Inc.
4.500%, due 01/15/29[3]	105,000	103,425
Motorola Solutions, Inc.
2.300%, due 11/15/30	1,400,000	1,352,971
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]	105,000	116,881
QualityTech LP/QTS Finance Corp.
3.875%, due 10/01/28[3]	305,000	307,669
Sprint Capital Corp.
6.875%, due 11/15/28	85,000	107,102
8.750%, due 03/15/32	175,000	259,437
Sprint Communications, Inc.
6.000%, due 11/15/22	1,200,000	1,280,712
Sprint Corp.
7.625%, due 03/01/26	80,000	98,100
7.875%, due 09/15/23	125,000	142,500
Switch Ltd.
3.750%, due 09/15/28[3]	90,000	89,550
T-Mobile USA, Inc.
2.550%, due 02/15/31[3]	1,300,000	1,278,849
2.625%, due 02/15/29	90,000	87,671
2.875%, due 02/15/31	295,000	287,994
4.500%, due 04/15/50[3]	485,000	546,988
5.375%, due 04/15/27	45,000	47,644

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
Telecommunications—(concluded)
Verizon Communications, Inc.
2.550%, due 03/21/31	1,600,000	1,603,798
3.550%, due 03/22/51	395,000	401,269
4.522%, due 09/15/48	290,000	342,879
Vodafone Group PLC
5.250%, due 05/30/48	280,000	353,682
		16,935,149
Transportation—0.3%
AP Moller - Maersk A/S
4.500%, due 06/20/29[3]	1,500,000	1,691,120
MV24 Capital BV
6.748%, due 06/01/34[3]	80,437	85,193
Rumo Luxembourg Sarl
5.250%, due 01/10/28[3]	50,000	53,150
		1,829,463
Trucking & leasing—0.3%
SMBC Aviation Capital Finance DAC
2.650%, due 07/15/21[3,5]	400,000	400,918
4.125%, due 07/15/23[3]	1,600,000	1,701,761
		2,102,679
Water—(0.0)%†
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[3]	115,000	120,438
Total corporate bonds (cost—$358,133,271)		370,069,182

Loan assignments—0.5%
Broadcast—0.5%
Hilton Worldwide Finance, LLC,
2019 Term Loan B2,
1 mo. USD LIBOR + 1.750%,
1.861%, due 06/22/26[2]
(cost—$3,501,091)	3,524,014	3,490,254

Mortgage-backed securities—10.6%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A1,
3.901%, due 08/10/35[3]	1,500,000	1,643,446

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(continued)
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
2.937%, due 09/25/35[12]		59,265	56,476
Alba PLC,
Series 2007-1, Class A3,
3 mo. LIBOR GBP + 0.170%,
0.251%, due 03/17/39[2,6]	GBP	384,972	512,924
Alternative Loan Trust,
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33		17,203	17,484
Series 2005-62, Class 2A1,
12 mo. MTA + 1.000%,
1.142%, due 12/25/35[2]		119,555	111,525
Series 2006-14CB, Class A1,
6.000%, due 06/25/36		1,466,703	1,131,986
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37		375,295	292,783
Ashford Hospitality Trust,
Series 2018-KEYS, Class A,
1 mo. USD LIBOR + 1.000%,
1.115%, due 06/15/35[2,3]		1,500,000	1,499,970
BAMLL Commercial Mortgage Securities Trust,
Series 2012-PARK, Class A,
2.959%, due 12/10/30[3]		1,000,000	1,035,928
Banc of America Funding Trust,
Series 2005-D, Class A1,
3.032%, due 05/25/35[12]		271,551	274,816
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
4.120%, due 07/20/32[12]		169	174
BBCCRE Trust,
Series 2015-GTP, Class A,
3.966%, due 08/10/33[3]		3,600,000	3,880,586
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A,
3.544%, due 10/25/33[12]		3,446	3,508
Series 2004-9, Class 2A1,
3.095%, due 09/25/34[12]		133,041	137,067
Series 2005-7, Class 22A1,
3.032%, due 09/25/35[12]		340,098	267,570
Series 2006-1, Class 21A2,
2.997%, due 02/25/36[12]		459,975	388,659
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1,
2.500%, due 04/25/33[12]		5,148	5,463

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2003-5, Class 2A1,
2.907%, due 08/25/33[12]	68,091	68,620
Series 2004-3, Class 1A2,
3.491%, due 07/25/34[12]	57,635	56,196
Series 2004-6, Class 2A1,
3.426%, due 09/25/34[12]	319,852	325,516
Series 2004-7, Class 1A1,
2.625%, due 10/25/34[12]	101,520	88,194

Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10,
5.500%, due 11/25/35	1,140,480	1,075,847
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	554,758	334,425

Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA,
1.484%, due 02/10/48[12]	3,162,708	130,554

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A,
1 year CMT + 2.400%,
2.470%, due 05/25/35[2]	53,492	54,206
Series 2005-4, Class A,
3.027%, due 08/25/35[12]	198,531	208,273
Series 2005-6, Class A2,
1 year CMT + 2.150%,
2.210%, due 09/25/35[2]	13,461	14,029
Series 2005-6, Class A3,
1 year CMT + 1.800%,
1.860%, due 09/25/35[2]	2,750	2,796
COMM Mortgage Trust,
Series 2014-LC15, Class XA,
1.250%, due 04/10/47[12]	7,895,494	194,962
Series 2014-UBS3, Class XA,
1.228%, due 06/10/47[12]	2,780,724	76,854
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 2A,
4.800%, due 01/25/34[3,12]	495,286	497,282
Series 2004-12, Class 11A2,
3.115%, due 08/25/34[12]	88,448	87,998
Series 2004-12, Class 12A1,
3.063%, due 08/25/34[12]	5,187	5,078
Series 2005-HYB9, Class 5A1,
12 mo. USD LIBOR + 1.750%,
2.109%, due 02/20/36[2]	142,373	143,079
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD LIBOR + 0.520%,
0.635%, due 08/19/45[2]	142,598	138,563

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
FHLMC REMIC,
Series 1278, Class K,
7.000%, due 05/15/22	160	161
Series 1367, Class KA,
6.500%, due 09/15/22	65	67
Series 1502, Class PX,
7.000%, due 04/15/23	29,304	30,639
Series 1503, Class PZ,
7.000%, due 05/15/23	8,172	8,590
Series 1534, Class Z,
5.000%, due 06/15/23	7,595	7,814
Series 1562, Class Z,
7.000%, due 07/15/23	16,429	17,304
Series 1694, Class Z,
6.500%, due 03/15/24	7,303	7,804
Series 2061, Class Z,
6.500%, due 06/15/28	33,666	38,152
Series 23, Class KZ,
6.500%, due 11/25/23	8,701	9,149
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
0.615%, due 01/15/32[2]	20,868	20,951
Series 2764, Class LZ,
4.500%, due 03/15/34	341,663	377,195
Series 2764, Class ZG,
5.500%, due 03/15/34	1,207,386	1,385,914
Series 2835, Class JZ,
5.000%, due 08/15/34	219,974	250,152
Series 2921, Class PG,
5.000%, due 01/15/35	1,116,283	1,273,521
Series 2983, Class TZ,
6.000%, due 05/15/35	802,748	932,967
Series 3149, Class CZ,
6.000%, due 05/15/36	966,114	1,135,941
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class M2,
1 mo. USD LIBOR + 3.250%,
3.356%, due 07/25/29[2]	251,315	260,910
Series 2017-DNA2, Class M2,
1 mo. USD LIBOR + 3.450%,
3.556%, due 10/25/29[2]	1,190,000	1,235,779
Series 2017-DNA3, Class M2,
1 mo. USD LIBOR + 2.500%,
2.606%, due 03/25/30[2]	320,000	327,256

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2017-HQA2, Class M2,
1 mo. USD LIBOR + 2.650%,
2.756%, due 12/25/29[2]	1,210,009	1,237,329
Series 2018-HQA1, Class M2,
1 mo. USD LIBOR + 2.300%,
2.406%, due 09/25/30[2]	679,250	686,065
Series 2020-RR04, Class X,
2.126%, due 02/27/29[12]	3,460,000	478,968
FHLMC Structured Pass-Through Certificates,
Series T-54, Class 2A,
6.500%, due 02/25/43	388,065	458,359
Series T-58, Class 2A,
6.500%, due 09/25/43	228,624	264,714
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
3.262%, due 08/25/35[12]	11,401	9,216

FNMA Connecticut Avenue Securities,
Series 2017-C02, Class 2M2,
1 mo. USD LIBOR + 3.650%,
3.756%, due 09/25/29[2]	1,118,318	1,157,631
Series 2017-C03, Class 1M2,
1 mo. USD LIBOR + 3.000%,
3.106%, due 10/25/29[2]	610,349	627,212
Series 2017-C04, Class 2M2,
1 mo. USD LIBOR + 2.850%,
2.956%, due 11/25/29[2]	1,109,346	1,135,346
Series 2017-C05, Class 1M2,
1 mo. USD LIBOR + 2.200%,
2.306%, due 01/25/30[2]	370,652	375,441
Series 2017-C06, Class 1M2,
1 mo. USD LIBOR + 2.650%,
2.756%, due 02/25/30[2]	235,242	239,411
Series 2017-C06, Class 2M2,
1 mo. USD LIBOR + 2.800%,
2.906%, due 02/25/30[2]	251,706	256,479
Series 2017-C07, Class 2M2,
1 mo. USD LIBOR + 2.500%,
2.606%, due 05/25/30[2]	628,980	636,162
Series 2018-C01, Class 1M2,
1 mo. USD LIBOR + 2.250%,
2.356%, due 07/25/30[2]	522,411	527,654
Series 2018-C02, Class 2M2,
1 mo. USD LIBOR + 2.200%,
2.306%, due 08/25/30[2]	180,908	182,811
FNMA REMIC,
Series 1992-129, Class L,
6.000%, due 07/25/22	187	190

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 1993-160, Class ZB,
6.500%, due 09/25/23	2,714	2,836
Series 1993-163, Class ZA,
7.000%, due 09/25/23	680	715
Series 1993-37, Class PX,
7.000%, due 03/25/23	1,423	1,477
Series 1993-60, Class Z,
7.000%, due 05/25/23	7,731	8,099
Series 1993-70, Class Z,
6.900%, due 05/25/23	1,310	1,372
Series 1993-96, Class PZ,
7.000%, due 06/25/23	6,037	6,343
Series 1998-66, Class FG,
1 mo. USD LIBOR + 0.300%,
0.406%, due 12/25/28[2]	1,458	1,454
Series 1999-W4, Class A9,
6.250%, due 02/25/29	112,573	127,161
Series 2000-34, Class F,
1 mo. USD LIBOR + 0.450%,
0.556%, due 10/25/30[2]	1,696	1,704
Series 2002-80, Class A1,
6.500%, due 11/25/42	470,697	539,911
Series 2003-64, Class AH,
6.000%, due 07/25/33	1,008,205	1,178,969
Series 2003-W8, Class 2A,
7.000%, due 10/25/42	18,818	21,888
Series 2004-T1, Class 1A1,
6.000%, due 01/25/44	279,517	323,538
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	331,333	386,314
Series 2005-120, Class ZU,
5.500%, due 01/25/36	1,080,304	1,254,597
Series 2005-24, Class ZE,
5.000%, due 04/25/35	412,803	467,972
Series 2006-65, Class GD,
6.000%, due 07/25/26	314,976	347,167
Series G92-40, Class ZC,
7.000%, due 07/25/22	403	411
GNMA REMIC,
Series 2003-98, Class Z,
6.000%, due 11/20/33	2,776,006	3,130,454
Series 2005-26, Class ZA,
5.500%, due 01/20/35	5,878,256	6,533,224
Series 2015-H20, Class FB,
1 mo. USD LIBOR + 0.600%,
0.708%, due 08/20/65[2]	1,191,910	1,203,260

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(continued)
Series 2016-H11, Class F,
1 mo. USD LIBOR + 0.800%,
0.908%, due 05/20/66[2]		849,538	863,509
Series 2016-H15, Class FA,
1 mo. USD LIBOR + 0.800%,
0.908%, due 07/20/66[2]		1,561,016	1,585,495
Series 2017-182, Class FW,
1 mo. USD LIBOR + 0.350%,
0.465%, due 05/20/47[2]		419,238	420,421
Series 2018-38, Class WF,
1 mo. USD LIBOR + 0.300%,
0.415%, due 10/20/43[2]		1,180,434	1,177,004
GS Residential Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
2.920%, due 09/25/35[12]		153,176	156,136
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A,
1 mo. USD LIBOR + 0.700%,
0.815%, due 01/19/35[2]		26,407	24,241
Series 2005-4, Class 3A1,
3.387%, due 07/19/35[12]		150,351	128,002
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ, Class A,
1 mo. USD LIBOR + 1.000%,
1.115%, due 06/15/32[2,3]		964,683	964,671
Series 2018-PHH, Class A,
1 mo. USD LIBOR + 0.910%,
2.410%, due 06/15/35[2,3]		1,550,537	1,553,789
JPMorgan Mortgage Trust,
Series 2005-A8, Class 1A1,
2.875%, due 11/25/35[12]		449,282	416,077
Series 2006-A4, Class 2A2,
2.465%, due 06/25/36[12]		193,055	161,976
Legacy Mortgage Asset Trust,
Series 2020-GS1, Class A1,
2.882%, due 10/25/59[3,4]		1,354,279	1,367,590
Ludgate Funding PLC,
Series 2007-1, Class A2A,
3 mo. LIBOR GBP + 0.160%,
0.250%, due 01/01/61[2,6]	GBP	1,404,897	1,872,966
Series 2008-W1X, Class A1,
3 mo. LIBOR GBP + 0.600%,
0.690%, due 01/01/61[2,6]	GBP	589,533	805,699
Mansard Mortgages,
Series 2007-1X, Class A2,
3 mo. LIBOR GBP + 0.180%,
0.264%, due 04/15/47[2,6]	GBP	883,043	1,177,562

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Mortgage-backed securities—(continued)
NAAC Reperforming Loan REMIC Trust,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]		543,844	545,652
Reperforming Loan REMIC Trust,
Series 2006-R1, Class AF1,
1 mo. USD LIBOR + 0.340%,
0.446%, due 01/25/36[2,3]		575,810	560,157
Residential Funding Mortgage Security I,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34		239,926	239,779
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD LIBOR + 0.400%,
0.516%, due 07/20/36[2]		84,824	83,442
Structured ARM Loan Trust,
Series 2004-8, Class 3A,
2.679%, due 07/25/34[12]		228,299	244,375
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1,
1 mo. USD LIBOR + 0.660%,
0.775%, due 09/19/32[2]
Series 2006-AR3, Class 11A1,		46,314	46,144
1 mo. USD LIBOR + 0.420%,
0.526%, due 04/25/36[2]		666,623	629,417
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
2.260%, due 09/25/37[12]		507,352	524,644
Towd Point Mortgage Funding,
Series 2019-A13A, Class A1,
3 mo. SONIA + 0.900%,
0.949%, due 07/20/45[2,3]	GBP	4,485,988	6,204,677
Uropa Securities PLC,
Series 2007-1, Class A3A,
3 mo. LIBOR GBP + 0.200%,
0.286%, due 10/10/40[2,6]	GBP	2,380,985	3,170,002
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A,
12 mo. MTA + 1.400%,
1.542%, due 06/25/42[2]		9,912	9,815
Series 2005-AR13, Class A1A1,
1 mo. USD LIBOR + 0.580%,
0.686%, due 10/25/45[2]		344,848	344,486
Series 2006-AR2, Class 2A1,
3.145%, due 03/25/36[12]		450,583	450,008
Series 2006-AR9, Class 1A,
12 mo. MTA + 1.000%,
1.142%, due 08/25/46[2]		395,961	381,720

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(concluded)
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA,
0.952%, due 09/15/57[12]	6,209,347	132,059
Series 2014-LC14, Class XA,
1.434%, due 03/15/47[12]	2,853,337	82,315
Total mortgage-backed securities
(cost—$68,597,254)		72,218,787

Municipal bonds—0.2%
Illinois—0.2%
Sales Tax Securitization Corp.,
Series B,
3.057%, due 01/01/34
(cost—$1,400,000)	1,400,000	1,431,373
Non-U.S. government agency obligations—2.5%
Bahrain Government International Bond
5.450%, due 09/16/32[3]	35,000	34,720
Costa Rica Government International Bond
7.000%, due 04/04/44[3]	45,000	46,125
Dominican Republic International Bond
6.850%, due 01/27/45[3]	200,000	227,500
Egypt Government International Bond
7.500%, due 02/16/61[3]	195,000	180,619
8.500%, due 01/31/47[3]	115,000	118,537
El Salvador Government International Bond
9.500%, due 07/15/52[3,5]	25,000	28,242
Finance Department Government of Sharjah
4.000%, due 07/28/50[3]	55,000	48,051
Ghana Government International Bond
10.750%, due 10/14/30[3]	160,000	201,952
Indonesia Government International Bond
5.250%, due 01/17/42[3]	55,000	66,811
Israel Government International Bond
3.875%, due 07/03/50	1,700,000	1,890,506
4.125%, due 01/17/48	1,600,000	1,864,300
Ivory Coast Government International Bond
5.750%, due 12/31/32[3,4]	106,042	106,993
Japan Bank for International Cooperation
2.875%, due 07/21/27	2,200,000	2,392,623
Japan International Cooperation Agency
2.750%, due 04/27/27	1,300,000	1,402,908
Kenya Government International Bond
6.875%, due 06/24/24[3]	100,000	110,780

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(concluded)
Mongolia Government International Bond
5.125%, due 04/07/26[3]		40,000	42,857
Nigeria Government International Bond
7.875%, due 02/16/32[3]		120,000	129,190
Oman Government International Bond
6.750%, due 01/17/48[3]		75,000	74,775
7.000%, due 01/25/51[3]		145,000	147,880
Peruvian Government International Bond
5.940%, due 02/12/29[3]	PEN	5,100,000	1,463,295
5.940%, due 02/12/29[6]	PEN	1,400,000	401,689
6.350%, due 08/12/28[6]	PEN	2,000,000	588,457
8.200%, due 08/12/26[6]	PEN	2,000,000	668,431
Qatar Government International Bond
4.500%, due 04/23/28[6]		1,700,000	1,980,500
5.103%, due 04/23/48[6]		1,600,000	2,023,800
Republic of Armenia International Bond
3.600%, due 02/02/31[3]		40,000	36,588
Republic of South Africa Government International Bond
5.650%, due 09/27/47		130,000	124,965
Turkey Government International Bond
5.875%, due 06/26/31		85,000	79,661
Ukraine Government International Bond
7.253%, due 03/15/33[3]		270,000	270,557
Total non-U.S. government agency obligations (cost—$15,520,060)			16,753,312

U.S. government agency obligations—4.1%
FHLMC
7.645%, due 05/01/25		549,286	618,549
FHLMC ARM
12 mo. USD LIBOR + 1.815%,
2.175%, due 03/01/36[2]		11,733	12,073
FNMA
3.500%, due 03/01/35		724,614	777,409
4.500%, due 04/01/29		88,549	97,061
5.151%, due 11/01/34[12]		2,643,199	2,642,041
FNMA ARM
12 mo. MTA + 1.400%,
1.548%, due 08/01/40[2]		3,560	3,564
6 mo. USD LIBOR + 1.538%,
1.788%, due 01/01/36[2]		12,553	12,860
12 mo. USD LIBOR + 1.420%,
1.795%, due 03/01/36[2]		9,204	9,313
12 mo. USD LIBOR + 1.597%,
1.972%, due 12/01/35[2]		20,591	21,043

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. government agency obligations—(concluded)
12 mo. USD LIBOR + 1.815%,
2.190%, due 03/01/36[2]	17,719	18,251
12 mo. USD LIBOR + 1.879%,
2.254%, due 03/01/36[2]	25,557	26,396
12 mo. USD LIBOR + 1.780%,
2.280%, due 11/01/35[2]	3,803	3,918
12 mo. USD LIBOR + 1.912%,
2.287%, due 02/01/36[2]	23,498	24,291
12 mo. USD LIBOR + 1.912%,
2.287%, due 03/01/36[2]	21,055	21,758
1 year CMT + 2.225%,
2.361%, due 04/01/27[2]	6,207	6,304
1 year CMT + 2.251%,
2.376%, due 05/01/27[2]	3,743	3,800
12 mo. USD LIBOR + 1.942%,
2.442%, due 09/01/35[2]	720	745
1 year CMT + 2.102%,
2.698%, due 05/01/30[2]	23,016	23,489
12 mo. USD LIBOR + 2.015%,
3.015%, due 06/01/36[2]	7,414	7,667
FNMA ARM COFI
3.250%, due 11/01/26[13,14]	9,182	8,539
GNMA II
5.000%, due 07/20/49	5,127,824	5,602,445
5.000%, due 12/20/49	139,552	153,548
GNMA II ARM
1 year CMT + 1.500%,
2.000%, due 01/20/26[2]	2,246	2,283
1 year CMT + 1.500%,
2.125%, due 11/20/23[2]	646	653
1 year CMT + 1.500%,
2.250%, due 07/20/25[2]	1,255	1,270
1 year CMT + 1.500%,
2.875%, due 05/20/26[2]	4,596	4,681
UMBS TBA
2.000%	11,545,000	11,579,014
2.500%	4,980,000	5,166,202
3.000%	660,000	691,225
Total U.S. government agency obligations
(cost—$27,247,952)		27,540,392

U.S. Treasury obligations—23.2%

U.S. Treasury Bonds
1.375%, due 11/15/40	8,700,000	7,579,875
1.375%, due 08/15/50	7,500,000	6,012,890
1.625%, due 11/15/50	2,500,000	2,138,672

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
U.S. Treasury obligations—(concluded)
2.500%, due 02/15/45	53,400,000	55,734,164
2.750%, due 08/15/42	1,860,000	2,038,008
2.875%, due 08/15/45	2,600,000	2,899,914
3.000%, due 11/15/44	2,600,000	2,959,328
3.000%, due 05/15/45	200,000	227,680
3.000%, due 02/15/48	500,000	572,637
U.S. Treasury Inflation Index Bonds (TIPS)
0.250%, due 02/15/50	787,587	839,508
1.000%, due 02/15/46	1,420,570	1,769,589
1.000%, due 02/15/48	1,567,579	1,983,415
U.S. Treasury Inflation Index Notes (TIPS)
0.125%, due 01/15/30	1,400,263	1,534,200
0.500%, due 01/15/28	463,745	522,401
U.S. Treasury Notes
1.250%, due 03/31/28	1,975,000	1,969,137
1.750%, due 06/30/24	5,400,000	5,632,664
1.875%, due 08/31/22	9,600,000	9,825,750
2.000%, due 10/31/22[15]	1,000,000	1,028,047
2.125%, due 09/30/21	27,500,000	27,736,328
2.125%, due 09/30/24	10,900,000	11,521,215
2.250%, due 08/15/27	5,000,000	5,331,055
2.625%, due 02/15/29	6,700,000	7,299,598
Total U.S. Treasury obligations (cost—$153,704,592)		157,156,075

	Number of shares
Exchange traded funds—0.7%
Invesco Senior Loan ETF[5] (cost — $5,003,936)	217,988	4,828,434

Short-term investments—0.8%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 0.030%[16] (cost — $5,580,139)	5,580,139	5,580,139

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Short-term U.S. Treasury obligations—0.2%

U.S. Treasury Bills
0.093%, due 05/20/2117
(cost—$1,649,924)	1,650,000	1,649,924

	Number of shares
Investment of cash collateral from securities loaned—1.2%
Money market funds—1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.020%[16] (cost — $7,888,580)	7,888,580	7,888,580
Total investments before investments sold short (cost—$683,932,699)[18]—104.1%		706,406,902

	Face amount[1]	Value($)
Investment sold short—(0.8)%
U.S. government agency obligations—(0.8)%
UMBS TBA
2.000% (cost—$(5,482,168))	(5,500,000)	(5,554,670)
Liabilities in excess of other assets—(3.3)%		(22,262,653)
Net assets—100.0%		$678,589,579

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Foreign exchange options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	2,200,000	2,200,000	USD Call/BRL Put, strike @ 6.25	BOA	05/21/21	34,914	(546)	34,368

Options written
Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	202,860,000	2,000,000	FNMA TBA, 2.000%, strike @ 101.43	JPMCB	05/06/21	6,250	(1,682)	4,568
USD	202,460,000	2,000,000	FNMA TBA, 2.000%, strike @ 101.23	GS	07/07/21	10,234	(10,109)	125
Total						16,484	(11,791)	4,693

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	198,860,000	2,000,000	FNMA TBA, 2.000%, strike @ 99.43	JPMCB	05/06/21	11,875	(167)	11,708
USD	201,500,000	2,000,000	FNMA TBA, 2.000%, strike @ 100.75	JPMCB	05/06/21	14,063	(2,822)	11,241
USD	148,335,000	1,500,000	FNMA TBA, 2.000%, strike @ 98.89	JPMCB	06/07/21	7,969	(2,267)	5,702
USD	204,240,000	2,000,000	FNMA TBA, 2.500%, strike @ 102.12	GS	05/06/21	8,984	(30)	8,954
USD	202,340,000	2,000,000	FNMA TBA, 2.500%, strike @ 101.17	GS	06/07/21	11,875	(1,038)	10,837
Total						54,766	(6,324)	48,442
Total options written						71,250	(18,115)	53,135

Futures contracts
Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Interest rate futures buy contracts:
4	USD	British Pound Futures	June 2021	347,353	345,275	(2,078)
U.S. Treasury futures buy contracts:
15	USD	U.S. Long Bond Futures	June 2021	2,387,169	2,358,750	(28,419)
633	USD	U.S. Treasury Note 10 Year Futures	June 2021	84,833,058	83,575,781	(1,257,277)
334	USD	U.S. Treasury Note 5 Year Futures	June 2021	41,719,121	41,395,125	(323,996)
Total				129,286,701	127,674,931	(1,611,770)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts— (concluded)
Interest rate futures sell contracts:
7	EUR	German Euro Bund Futures	June 2021	(1,441,684)	(1,430,677)	11,007
15	GBP	United Kingdom Long Gilt Bond Futures	June 2021	(2,686,290)	(2,644,779)	41,511
U.S. Treasury futures sell contracts:
63	USD	U.S. Treasury Note 10 Year Futures	June 2021	(8,457,046)	(8,317,969)	139,077
36	USD	U.S. Treasury Note 5 Year Futures	June 2021	(4,466,000)	(4,461,750)	4,250
14	USD	U.S. Ultra Bond Futures	June 2021	(2,665,075)	(2,602,687)	62,388
83	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2021	(12,333,424)	(12,080,391)	253,033
Total				(32,049,519)	(31,538,253)	511,266
Net unrealized appreciation (depreciation)						(1,100,504)

Centrally cleared credit default swap agreements on corporate issues—sell protection20

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
Exelon Generation Co. LLC, bond, 6.200%, due 10/01/17	USD	2,000	12/20/21	Quarterly	1.000	11,444	12,519	23,963
General Electric Co., bond, 5.000% due 06/15/21	USD	1,000	06/20/24	Quarterly	1.000	7,312	18,227	25,539
Rolls-Royce PLC, bond, 2.125%, due 06/08/21	EUR	1,400	06/20/24	Quarterly	1.000	(2,137)	(59,752)	(61,889)
Verizon Communications, Inc., bond, 2.550%, due 06/17/19	USD	1,600	12/20/22	Quarterly	1.000	(10,297)	20,939	10,642
Total						6,322	(8,067)	(1,745)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection20

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America Investment Grade Index	USD	4,300	12/20/25	Quarterly	1.000	(77,147)	112,119	34,972
CDX North America Investment Grade Index	USD	6,100	06/20/26	Quarterly	1.000	(136,208)	158,521	22,313
iTraxx Europe Crossover Series 31 Index	EUR	7,000	12/20/25	Quarterly	1.000	(164,784)	237,324	72,540
iTraxx Europe Crossover Series 35 Index	EUR	7,000	06/20/26	Quarterly	1.000	(211,762)	226,080	14,318
CDX Emerging Markets Series 35 Index	USD	190	06/20/26	Quarterly	1.000	6,335	(6,117)	218
iTraxx Europe Crossover Series 35 Index	EUR	1,970	06/20/26	Quarterly	5.000	(265,897)	289,501	23,604
Total						(849,463)	1,017,428	167,965

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)	Payments received by the Portfolio(%)	Value($)	Unrealized appreciation (depreciation)($)
JPY	2,620,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(357,569)	(289,969)
JPY	—	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	—	6
JPY	230,000	03/20/29	Semi-Annual	0.450	6 Month JPY LIBOR	(63,950)	(51,564)
JPY	580,000	09/20/27	Semi-Annual	0.300	6 Month JPY LIBOR	(91,801)	(73,298)
JPY	310,000	03/20/28	Semi-Annual	0.300	6 Month JPY LIBOR	(50,478)	(65,516)
JPY	273,000	03/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(177,230)	(192,759)
JPY	220,000	06/18/28	Semi-Annual	0.399	6 Month JPY LIBOR	(52,789)	(52,662)
JPY	—	12/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	—	4,381
JPY	60,000	10/22/38	Semi-Annual	0.800	6 Month JPY LIBOR	(45,361)	(45,326)
JPY	200,000	10/31/38	Semi-Annual	0.705	6 Month JPY LIBOR	(119,902)	(131,020)
GBP	6,900	06/16/51	Annual	0.500	12 Month EURIBOR	1,149,535	1,687,108
JPY	60,000	03/21/48	Semi-Annual	6 Month JPY LIBOR	1.000	69,881	(62,253)
JPY	1,810,000	06/18/28	Semi-Annual	6 Month JPY LIBOR	0.380	410,609	358,153
JPY	—	08/22/39	Semi-Annual	6 Month JPY LIBOR	0.122	(7)	(25)
JPY	—	08/22/39	Semi-Annual	6 Month JPY LIBOR	0.123	(9)	(24)
JPY	—	09/18/26	Semi-Annual	6 Month JPY LIBOR	0.062	382	382
JPY	165,000	09/19/26	Semi-Annual	6 Month JPY LIBOR	0.064	(6,184)	(6,184)
Total						665,127	1,079,430

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

OTC credit default swap  agreements on corporate issues—sell protection20

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[19]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GSI	Republic of South Africa, bond, 5.500%, due 03/09/20	USD	1,600,000	06/20/24	Quarterly	1.000	40,001	(19,777)	20,224

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[19](%)	Payments received by the Portfolio[19](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
GSI	USD	78	06/22/21	Monthly	BNG6ZPCR3 TRS USD R E BNG6ZPCS1 EQUITYTRS	1 Month USD LIBOR	—	81,165	81,165

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	PEN	989,724	USD	268,000	08/04/21	6,424
BOA	BRL	17,600,912	USD	3,257,257	05/04/21	17,060
BOA	GBP	13,997,000	USD	19,224,313	05/05/21	(106,237)
BOA	JPY	31,160,792	USD	294,631	05/17/21	9,491
BOA	USD	3,177,605	BRL	17,600,912	05/04/21	62,592
CITI	CLP	332,130,000	USD	473,882	05/11/21	6,584
CITI	COP	1,262,860,000	USD	339,089	05/11/21	2,735
CITI	INR	16,415,000	USD	219,622	05/11/21	(1,701)
CITI	KRW	124,335,000	USD	111,680	05/11/21	(99)
CITI	MXN	2,099,610	USD	103,540	05/11/21	(28)
CITI	MXN	10,504,725	USD	525,259	05/11/21	7,088
CITI	PEN	1,261,082	USD	343,000	06/08/21	9,611
CITI	PEN	549,858	USD	148,742	06/14/21	3,378
CITI	PEN	1,652,509	USD	451,000	06/23/21	14,136
CITI	PEN	3,140,028	USD	865,093	07/08/21	35,006
CITI	PEN	879,528	USD	240,000	08/18/21	7,575
CITI	PEN	400,661	USD	108,000	09/20/21	2,150
CITI	PEN	2,628,685	USD	715,113	12/09/21	21,286
CITI	RUB	37,810,680	USD	503,565	05/11/21	1,200
CITI	USD	464,032	CLP	332,130,000	05/11/21	3,266
CITI	USD	473,855	CLP	332,130,000	06/04/21	(6,639)
CITI	USD	346,892	COP	1,262,860,000	05/11/21	(10,538)
CITI	USD	338,713	COP	1,262,860,000	06/04/21	(2,806)
CITI	USD	825,244	EUR	679,509	07/19/21	(7,025)
CITI	USD	222,705	INR	16,415,000	05/11/21	(1,381)
CITI	USD	218,762	INR	16,415,000	06/04/21	1,714
CITI	USD	110,131	KRW	124,335,000	05/11/21	1,649
CITI	USD	111,687	KRW	124,335,000	06/04/21	90
CITI	USD	619,344	MXN	12,604,335	05/11/21	2,395
CITI	USD	523,877	MXN	10,504,725	06/04/21	(7,070)
CITI	USD	493,342	RUB	37,810,680	05/11/21	9,023
CITI	USD	501,934	RUB	37,810,680	06/04/21	(1,020)
CITI	USD	240,585	ZAR	3,535,000	05/11/21	2,922
CITI	USD	246,422	ZAR	3,535,000	06/04/21	(3,713)
CITI	ZAR	3,535,000	USD	247,204	05/11/21	3,698
GSI	MYR	2,596,159	USD	637,720	06/16/21	5,107
HSBC	AUD	1,863,000	USD	1,450,293	05/17/21	15,051
HSBC	EUR	9,358,000	USD	11,053,281	05/04/21	(197,371)
HSBC	GBP	13,997,000	USD	19,512,091	06/02/21	180,470
HSBC	MXN	432,000	USD	20,543	09/03/21	(490)
HSBC	PEN	957,569	USD	259,258	06/14/21	6,109
HSBC	USD	1,841,588	CLP	1,328,705,518	05/17/21	27,785
HSBC	USD	19,510,719	GBP	13,997,000	05/05/21	(180,169)
JPMCB	BRL	17,600,912	USD	3,225,382	05/04/21	(14,815)
JPMCB	USD	3,257,257	BRL	17,600,912	05/04/21	(17,060)
JPMCB	USD	3,218,835	BRL	17,600,912	06/02/21	12,605
Net unrealized appreciation (depreciation)						(79,962)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	37,800,450	—	37,800,450
Corporate bonds	—	370,069,182	—	370,069,182
Loan assignments	—	3,490,254	—	3,490,254
Mortgage-backed securities	—	72,218,787	—	72,218,787
Municipal bonds	—	1,431,373	—	1,431,373
Non-U.S. government agency obligations	—	16,753,312	—	16,753,312
U.S. government agency obligations	—	27,531,853	8,539	27,540,392
U.S. Treasury obligations	—	157,156,075	—	157,156,075
Exchange traded funds	4,828,434	—	—	4,828,434
Short-term investments	—	5,580,139	—	5,580,139
Short-term U.S. Treasury obligations	—	1,649,924	—	1,649,924
Investment of cash collateral from securities loaned	—	7,888,580	—	7,888,580
Futures contracts	511,266	—	—	511,266
Swap agreements	—	2,786,802	—	2,786,802
Forward foreign currency contracts	—	478,200	—	478,200
Total	5,339,700	704,834,931	8,539	710,183,170

Liabilities
Investment sold short	—	(5,554,670)	—	(5,554,670)
Foreign exchange options written	—	(546)	—	(546)
Options written	—	(18,115)	—	(18,115)
Futures contracts	(1,611,770)	—	—	(1,611,770)
Swap agreements	—	(1,050,926)	—	(1,050,926)
Forward foreign currency contracts	—	(558,162)	—	(558,162)
Total	(1,611,770)	(7,182,419)	—	(8,794,189)

PACE Strategic Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

At April 30, 2021, there were no transfers in or out of Level 3. Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.
Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

[1]	In U.S. dollars unless otherwise indicated.

[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $188,763,717, represented 27.8% of the Portfolio's net assets at period end.

[4]	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

[5]	Security, or portion thereof, was on loan at the period end.

[6]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

[7]	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

[8]	Perpetual investment. Date shown reflects the next call date.

[9]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

[10]	Bond interest in default.

[11]	Rate shown reflects annualized yield at the period end on zero coupon bond.

[12]	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[13]	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

[14]	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

[15]	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

[16]	Rates shown reflect yield at April 30, 2021.

[17]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

[18]	Includes $9,445,023 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $7,888,580 and non-cash collateral of $1,795,581.

[19]	Payments made or received are based on the notional amount.

[20]	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—98.8%
Alabama—3.1%
Alabama Federal Aid Highway Finance Authority (Garvee), Revenue Bonds,
Series A,
5.000%, due 09/01/29	2,000,000	2,503,069
Black Belt Energy Gas District, Revenue Bonds,
Series A-1,
4.000%, VRD	2,000,000	2,328,474
Lower Alabama Gas District (Gas Project), Revenue Bonds
4.000%, VRD	2,500,000	2,860,637
Lower Alabama Gas District Gas, Revenue Bonds,
Series A,
5.000%, due 09/01/31	1,500,000	1,964,836
		9,657,016
Alaska—0.5%
City of Anchorage AK Wastewater, Refunding, Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,395,000	1,700,018

Arizona—2.3%
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2, Class A,
3.625%, due 05/20/33	974,613	1,118,158
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Airport), Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,276,649
Maricopa County Industrial Development Authority (Banner Health), Refunding, Revenue Bonds
5.000%, due 01/01/31	3,000,000	3,652,300
Salt Verde Financial Corp., Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,327,599
		7,374,706
Arkansas—1.0%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds
5.000%, due 10/01/34	1,320,000	1,666,959

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Arkansas—(concluded)
University of Arkansas (University of Arkansas Fayetteville), Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/29	1,385,000	1,591,652
		3,258,611
California—3.5%
California Housing Finance, Revenue Bonds, Series 2021-1,
Class A,
3.500%, due 11/20/35	1,498,237	1,742,036
California State, GO Bonds
5.000%, due 10/01/30	2,815,000	3,634,120
California State, Refunding, GO Bonds
5.000%, due 04/01/33	2,710,000	3,508,255
Los Angeles Department of Airports (Los Angeles International Airport), Revenue Bonds, AMT,
Series A,
5.000%, due 05/15/32	2,000,000	2,176,074
		11,060,485
Colorado—4.4%
Colorado Health Facilities Authority (Adventist Health System/Sunbelt), Refunding, Revenue Bonds
5.000%, VRD	1,500,000	1,848,914
Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System, Inc.), Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	1,500,000	1,979,083
Denver City & County Airport, Revenue Bonds, AMT,
Series A,
5.500%, due 11/15/26	7,000,000	7,882,657
University of Colorado, Refunding, Revenue Bonds,
Series A-2,
5.000%, due 06/01/30	1,750,000	2,234,668
		13,945,322
Connecticut—2.5%
Connecticut State (Gaap Conversion), GO Bonds,
Series A,
5.000%, due 10/15/25	2,900,000	3,230,409
Connecticut State Special Tax, Revenue Bonds,
Series B,
5.000%, due 10/01/30	2,000,000	2,550,734

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Connecticut—(concluded)
Hartford County Metropolitan District, (Green Bonds), Revenue Bonds,
Series A,
5.000%, due 11/01/29	1,870,000	2,154,595
		7,935,738
District of Columbia—1.7%
Metropolitan Washington Airports Authority, Refunding, Revenue Bonds, AMT
5.000%, due 10/01/28	2,500,000	3,110,963
Series A,
5.000%, due 10/01/22	2,000,000	2,132,000
		5,242,963
Florida—4.6%
Citizens Property Insurance Corp., Revenue Bonds,
Series A-1,
5.000%, due 06/01/25	7,000,000	8,144,489
County of Polk FL Utility System, Refunding, Revenue Bonds
5.000%, due 10/01/35	625,000	828,281
JEA Electric System, Refunding, Revenue Bonds,
Series 3-A,
5.000%, due 10/01/34	1,630,000	2,118,097
Miami Beach Redevelopment Agency Tax Increment, Refunding, Revenue Bonds
5.000%, due 02/01/28	1,000,000	1,121,272
Orange County Convention Center/Orlando, Refunding, Revenue Bonds,
Series B,
5.000%, due 10/01/30	1,885,000	2,281,348
		14,493,487
Georgia—2.6%
Fulton County Development Authority of Georgia (Piedmont Healthcare, Inc.), Refunding, Revenue Bonds,
Series A,
5.000%, due 07/01/27	1,500,000	1,825,459
Fulton County Development Authority of Georgia (WellStar Health System), Revenue Bonds,
Series A,
5.000%, due 04/01/36	1,000,000	1,200,037
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.500%, due 09/15/28	1,500,000	1,932,295
Series B, 1 mo. USD LIBOR + 0.000%,
0.825%, due 04/01/48[1]	1,000,000	1,005,808
Municipal Electric Authority of Georgia (Plant Vogtle Unis 3&4 Project), Revenue Bonds
5.000%, due 01/01/33	1,000,000	1,233,793

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Georgia—(concluded)
Savannah Economic Development Authority (International Paper Company), Refunding, Revenue Bonds
1.900%, due 08/01/24	1,000,000	1,040,357
		8,237,749
Hawaii—0.4%
Hawaii Airports System, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/29	1,000,000	1,255,987

Illinois—11.4%
Chicago O’Hare International Airport Senior Lien, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/35	1,750,000	2,073,292
Chicago O’Hare International Airport, Refunding, Revenue Bonds, AMT,
Series A,
5.000%, due 01/01/29	2,500,000	2,877,752
Chicago Waterworks Second Lien, Refunding, Revenue Bonds, AGM,
Series 2017-2,
5.000%, due 11/01/31	1,000,000	1,250,060
Chicago Waterworks Senior Lien, Revenue Bonds,
Series A-1,
5.000%, due 11/01/29	1,920,000	2,349,007
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds
5.000%, due 11/15/35	2,500,000	3,118,353
Illinois Finance Authority (University of Chicago), Revenue Bonds,
Series A,
5.000%, due 10/01/29	2,440,000	2,486,765
Illinois Finance Authority Unrefunded (Advocate Health Care Network), Revenue Bonds
5.000%, due 06/01/27	2,595,000	2,853,935
Illinois Municipal Electric Agency, Refunding, Revenue Bonds,
Series A,
5.000%, due 02/01/32	2,500,000	2,943,985
Illinois Sports Facilities Authority, Refunding, Revenue Bond, BAM
5.000%, due 06/15/28	1,000,000	1,247,525
Regional Transportation Authority, Refunding, Revenue Bonds, AGM
6.000%, due 06/01/25	2,000,000	2,325,438
Regional Transportation Authority, Revenue Bonds
6.500%, due 07/01/30	1,000,000	1,356,083
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	2,218,334

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—(concluded)
State of Illinois, Revenue Bonds, BAM,
Series A,
5.000%, due 06/15/27	3,000,000	3,643,718
University of Illinois (Auxiliary Facilities System), Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/27	4,000,000	4,332,380
University of Illinois (Auxiliary Facilities System), Revenue Bonds,
Series A,
5.000%, due 04/01/30	1,000,000	1,114,410
		36,191,037
Indiana—3.5%
Indiana Finance Authority (Indiana University Health, Inc.), Revenue Bonds,
Series B,
2.250%, VRD	5,250,000	5,562,781
Indiana Finance Authority (Marion County Capital Improvement Board), Refunding, Revenue Bonds,
Series A,
5.250%, due 02/01/35	1,000,000	1,190,299
Richmond Hospital Authority (Reid Hospital & Health Care Services, Inc.), Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,055,000	2,313,948
Whiting City (BP Products North America, Inc.), Revenue Bonds, AMT
5.000%, VRD	1,840,000	2,127,632
		11,194,660
Iowa—0.2%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2 ,Class 1,
5.000%, due 06/01/33	500,000	657,053
Kentucky—2.1%
Kentucky Public Energy Authority (Gas Supply), Revenue Bonds,
Series B,
4.000%, VRD	3,750,000	4,181,737
Kentucky Public Energy Authority, Revenue Bonds,
Series A,
4.000%, VRD	1,250,000	1,370,564

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Kentucky—(concluded)
Series A,
4.000%, VRD	1,000,000	1,154,863
		6,707,164
Louisiana—2.9%
Jefferson Sales Tax District, Revenue Bonds, AGM,
Series B,
4.000%, due 12/01/32	1,895,000	2,297,948
New Orleans Aviation Board (Louis Armstrong New Orleans International Airport), Revenue Bonds, AMT, AGM,
Series B,
5.000%, due 01/01/28	1,500,000	1,733,708
Parish of St John the Baptist LA (Marathon Oil Corp), Refunding, Revenue Bonds
2.200%, VRD	1,000,000	1,037,138
State of Louisiana State Highway Improvement, Revenue Bonds,
Series A,
5.000%, due 06/15/29	3,500,000	4,011,811
		9,080,605
Maryland—1.1%
County of Prince George’s MD (Consol Public Impt Bonds), GO Bonds,
Series A,
5.000%, due 07/15/31	1,250,000	1,599,728
Maryland State Transportation Authority (Baltimore/Washington International), Revenue Bonds, AMT
5.000%, due 06/01/24	1,700,000	1,932,101
		3,531,829
Massachusetts—1.6%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	2,408,620
Massachusetts Educational Financing Authority, Revenue Bonds, AMT,
Series K,
5.000%, due 07/01/22	2,500,000	2,637,392
		5,046,012
Michigan—4.4%
Great Lakes Water Authority Water Supply System Second Lien, Refunding, Revenue Bonds,
Series D,
5.000%, due 07/01/26	1,100,000	1,335,889

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Michigan—(concluded)
Michigan Finance Authority Senior Lien (Great Lakes Water Authority Sewage Disposal System Revenue), Revenue Bonds, AGM
5.000%, due 07/01/30	1,500,000	1,708,761
Michigan State Finance Authority (Beaumont Health Credit Group), Refunding, Revenue Bonds
5.000%, due 08/01/33	2,415,000	2,751,492
Michigan State Finance Authority (Detroit City School District), Refunding, Revenue Bonds,
Series A,
5.000%, due 05/01/22	1,485,000	1,554,667
Michigan State Strategic Fund Improvement Project (State of Michigan Department of Transportation), Revenue Bonds, AMT
5.000%, due 06/30/32	3,300,000	4,112,858
Saginaw Hospital Finance Authority (Covenant Healthcare System), Refunding, Revenue Bonds
5.000%, due 07/01/28	1,000,000	1,264,957
Utica Community Schools, (School Building & Site), Refunding, GO Bonds
4.000%, due 05/01/23	1,000,000	1,073,417
		13,802,041
Missouri—2.1%
Missouri Joint Municipal Electric Utility Commission (Prairie State Project), Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/25	1,300,000	1,533,013
Missouri State Health & Educational Facilities Authority (Coxhealth), Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/34	2,000,000	2,293,991
Missouri State Health & Educational Facilities Authority (Saint Luke’s Health System), Refunding, Revenue Bonds
5.000%, due 11/15/28	1,000,000	1,203,245
Missouri State Health & Educational Facilities Authority (SSM Health Care), Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/27	1,500,000	1,704,302
		6,734,551
Nebraska—1.4%
Nebraska Public Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	1,300,000	1,632,833

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Nebraska—(concluded)
Public Power Generation Agency (Whelan Energy Center Unit), Refunding, Revenue Bonds
5.000%, due 01/01/30	2,500,000	2,885,710
		4,518,543
Nevada—0.2%
City of Reno First Lien (County of Washoe NV Sales Tax Revenue), Refunding, Revenue Bonds
5.000%, due 06/01/33	500,000	581,701

New Jersey—7.9%
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury), Refunding, Revenue Bonds,
Series XX,
5.000%, due 06/15/26	1,600,000	1,875,966
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury), Revenue Bonds,
Series WW,
5.250%, due 06/15/31	2,100,000	2,434,540
New Jersey Health Care Facilities Financing Authority (Valley Health System), Revenue Bonds
5.000%, due 07/01/33	1,000,000	1,284,413
New Jersey Health Care Facilities Financing Authority (Virtua Health), Refunding, Revenue Bonds
5.000%, due 07/01/25	1,500,000	1,677,979
New Jersey State Higher Education Assistance Authority, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 12/01/23	2,000,000	2,231,385
New Jersey State Higher Education Assistance Authority, Revenue Bonds, AMT,
Series 2015-1A,
5.000%, due 12/01/21	2,550,000	2,618,808
New Jersey Transportation Trust Fund Authority (Transportation Program Notes), Revenue Bonds,
Series S,
5.000%, due 06/15/30	1,000,000	1,260,019
New Jersey Turnpike Authority, Refunding, Revenue Bonds,
Series E,
5.000%, due 01/01/30	1,350,000	1,680,339

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
New Jersey—(concluded)
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	8,000,000	9,840,191
		24,903,640
New York—5.5%
Metropolitan Transportation Authority (Green Bonds), Refunding, Revenue Bonds,
Series B,
5.000%, due 11/15/22	895,000	959,481
Metropolitan Transportation Authority, Revenue Bonds,
Series A-1,
5.000%, due 02/01/23	605,000	653,516
New York City Refunding, GO Bonds,
Series A-1,
5.000%, due 08/01/32	1,270,000	1,670,519
New York City, GO Bonds,
Series H,
5.000%, due 08/01/25	2,990,000	3,372,723
Subseries I-A,
5.000%, due 04/01/32	1,750,000	2,314,241
New York State Urban Development Corp. (Personal Income Tax), Revenue Bonds,
Series E,
5.000%, due 03/15/31	2,000,000	2,173,340
New York Transportation Development Corp. (Laguardia Gateway Partners LLC), Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/34	1,000,000	1,130,907
New York Transportation Development Corp. (Terminal One Group Association LP), Refunding, Revenue Bonds, AMT
5.000%, due 01/01/22	1,500,000	1,544,408
Port Authority of New York & New Jersey (One Hundred Eighty-Fifth), Revenue Bonds, AMT
5.000%, due 09/01/22	2,400,000	2,552,023
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,207,048
		17,578,206
North Carolina—1.0%
North Carolina Medical Care Commission (Vidant Health), Refunding, Revenue Bonds
5.000%, due 06/01/32	1,500,000	1,778,615

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
North Carolina—(concluded)
North Carolina Turnpike Authority Senior Lien, Refunding, Revenue Bonds, AGM
5.000%, due 01/01/26	1,250,000	1,498,743
		3,277,358
Ohio—0.6%
American Municipal Power, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 02/15/27	1,000,000	1,124,948
Sycamore Community City School District, GO Bonds
4.000%, due 12/01/26	750,000	889,805
		2,014,753
Oregon—0.7%
Multnomah County School District No. 1 Portland, GO Bonds
5.000%, due 06/15/29	1,750,000	2,309,355

Pennsylvania—7.8%
Allegheny County Hospital Development Authority (Allegheny Health Network), Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/29	3,190,000	4,008,165
City of Philadelphia PA Water & Wastewater, Refunding, Revenue Bonds
5.000%, due 10/01/33	1,500,000	2,001,947
Commonwealth Financing Authority (Tobacco Master Settlement Payment), Revenue Bonds
5.000%, due 06/01/31	1,500,000	1,860,199
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series B, , SIFMA + 0.42%[1]
0.480%, due 09/01/48	3,500,000	3,493,873
Pennsylvania Turnpike Commission (Motor License), Refunding, Revenue Bonds,
Series SPL,
5.000%, due 12/01/33	1,500,000	1,866,707
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds,
Series B,
5.000%, due 06/01/28	2,000,000	2,410,855
Pennsylvania Turnpike Commission, Revenue Bonds,
Series B,
5.000%, due 12/01/32	1,250,000	1,493,215
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	1,250,000	1,514,352
Philadelphia School District Pre-refunded, Refunding, GO Bonds,
Series F,
5.000%, due 09/01/30	10,000	12,314

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Pennsylvania—(concluded)
Philadelphia School District Unrefunded, Refunding, GO Bonds,
Series F,
5.000%, due 09/01/30	2,640,000	3,193,221
Philadelphia School District, GO Bonds,
Series A,
4.000%, due 09/01/35	1,500,000	1,742,709
Series A,
5.000%, due 09/01/31	1,000,000	1,265,493
		24,863,050
Tennessee—2.9%
City of Memphis TN (Electric System), Revenue Bonds,
Series A,
5.000%, due 12/01/31	1,400,000	1,889,683
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Lipscomb University), Refunding, Revenue Bonds,
Series S,
5.000%, due 10/01/35	1,350,000	1,585,077
Metropolitan Government of Nashville & Davidson County TN, GO Bonds,
Series C,
4.000%, due 01/01/32	3,000,000	3,786,114
Tennessee Energy Acquisition Corp., Revenue Bonds,
Series A,
5.250%, due 09/01/26	1,500,000	1,825,046
		9,085,920
Texas—9.0%
Brazos Higher Education Authority, Inc., (Student Loan Program), Revenue Bonds, AMT,
Series A-1,
5.000%, due 04/01/30	1,000,000	1,214,674
Central Texas Regional Mobility Authority Senior Lien, Revenue Bonds,
Series A,
5.000%, due 01/01/35	1,100,000	1,260,008
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/31	2,000,000	2,254,731
Clifton Higher Education Finance Corp. (Idea Public Schools), Refunding, Revenue Bonds,
PSF-GTD
5.000%, due 08/15/28	1,100,000	1,261,085
El Paso Texas, GO Bonds
5.000%, due 08/15/34	2,000,000	2,427,811
Grand Parkway Transportation Corporation, Revenue Bonds
5.000%, due 02/01/23	500,000	538,328

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(concluded)
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Refunding, Revenue Bonds
4.000%, due 10/01/35	1,750,000	2,084,711
Harris County Toll Road Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/29	2,025,000	2,563,098
Harris County-Houston Sports Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/29	1,000,000	1,120,485
Houston Airport System, Refunding, Revenue Bonds,
Series B,
5.000%, due 07/01/29	2,000,000	2,541,777
North Texas Tollway Authority (North Texas Tollway System), Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	2,750,000	3,181,710
Series A,
5.000%, due 01/01/34	2,775,000	3,197,563
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott and White Health), Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/32	1,000,000	1,196,753
University of Houston, Refunding, Revenue Bonds,
Series C,
5.000%, due 02/15/29	2,000,000	2,390,633
West Travis County Public Utility Agency, Refunding, Revenue Bonds, BAM
5.000%, due 08/15/30	1,000,000	1,223,242
		28,456,609
Virginia—1.3%
Virginia College Building Authority, (21st Century College), Revenue Bonds
5.000%, due 02/01/31	1,825,000	2,243,994
Virginia Small Business Financing Authority Senior Lien (95 Express Lanes LLC Project), Revenue Bonds, AMT
5.000%, due 07/01/34	1,700,000	1,747,685
		3,991,679
Washington—2.3%
Central Puget Sound Regional Transit Authority Revenue Bonds, (Green Bonds),
Series S-1,
5.000%, due 11/01/26	800,000	991,581
Grant County Public Utility District No. 2 Electric, Refunding, Revenue Bonds,
Series R,
2.000%, VRD	1,000,000	1,060,632

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Washington—(concluded)
Port of Seattle (Intermediate Lien), Revenue Bonds, AMT
5.000%, due 04/01/28	2,500,000	3,140,461
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	1,955,000	2,212,890
		7,405,564
Wisconsin—2.3%
Public Finance Authority KU (Campus Development Corp. project), University of Kansas, Revenue Bonds
5.000%, due 03/01/34	1,500,000	1,784,840
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. obligation group), Revenue Bonds
5.000%, due 08/15/27	1,000,000	1,092,804
Wisconsin Health & Educational Facilities Authority, (Unity point Health), Iowa Health System Obligated Group, Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,175,000	1,347,666
WPPI Energy, Revenue Bonds,
Series A,
5.000%, due 07/01/32	2,760,000	3,026,273
		7,251,583
Total municipal bonds (cost—$292,213,193)		313,344,995

	Number of shares
Short-term investments—0.2%
Investment companies—0.2%
State Street Institutional U.S. Government Money Market Fund, 0.030%[2] (cost—$497,481)	497,481	497,481

Total investments (cost—$292,710,674)—99.0%		313,842,476
Other assets in excess of liabilities—1.0%		3,200,248
Net assets— 100.0%		$317,042,724

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Municipal Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	313,344,995	—	313,344,995
Short-term investments	—	497,481	—	497,481
Total	—	313,842,476	—	313,842,476

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2	Rates shown reflect yield at April 30, 2021.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Asset-backed securities—0.7%
Netherlands — 0.4%
Bavarian Sky SA
0.668%, due 04/20/28	GBP	930,000	1,286,806
United Kingdom — 0.3%
Penarth Master Issuer PLC,
Series 2019-1A, Class A1,
1 mo. USD LIBOR + 0.540%,
0.655%, due 07/18/23[1,2]	USD	900,000	900,125
Total asset-backed securities (cost—$801,358)			2,186,931
Corporate bonds—31.5%
Australia — 0.1%
Glencore Funding LLC
2.500%, due 09/01/30[1]	USD	21,000	20,341
Newcrest Finance Pty Ltd.
3.250%, due 05/13/30[1,3]	USD	100,000	105,590
Westpac Banking Corp.
(fixed, converts to FRN on 11/15/30),
2.668%, due 11/15/35	USD	115,000	110,282
			236,213
Belgium — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	USD	340,000	402,479
Anheuser-Busch InBev SA/N.V.
2.000%, due 03/17/28[4]	EUR	300,000	403,292
Anheuser-Busch InBev Worldwide, Inc.
4.439%, due 10/06/48	USD	470,000	531,602
4.750%, due 01/23/29	USD	209,000	245,274
			1,582,647
Brazil — 0.1%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[1]	USD	429,000	435,950
Canada — 0.3%
Fortis, Inc.
3.055%, due 10/04/26	USD	926,000	992,279

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
Chile — 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.700%, due 05/07/50[1]	USD	390,000	444,128
Colombia — 0.3%
Ecopetrol SA
6.875%, due 04/29/30	USD	782,000	948,175
Denmark — 1.2%
Nykredit Realkredit AS,
Series 13H,
1.000%, due 01/01/22[4]	DKK	9,900,000	1,613,816
Orsted A/S
(fixed, converts to FRN on 08/24/24),
2.250%, due 11/24/17[4]	EUR	500,000	630,237
Realkredit Danmark A/S,
Series 10F,
1.000%, due 01/01/22[4]	DKK	9,900,000	1,616,237
			3,860,290
France — 3.3%
Air Liquide Finance SA
2.250%, due 09/27/23[1]	USD	410,000	426,148
BNP Paribas SA
(fixed, converts to FRN on 04/19/31),
2.871%, due 04/19/32[1]	USD	250,000	251,795
BPCE SA
2.700%, due 10/01/29[1]	USD	1,060,000	1,087,406
5.700%, due 10/22/23[1]	USD	1,910,000	2,127,612
Credit Agricole SA
(fixed, converts to FRN on 06/05/25),
1.625%, due 06/05/30[4]	EUR	600,000	748,611
(fixed, converts to FRN on 12/23/25),
8.125%, due 12/23/25[1,5]	USD	700,000	847,875
Engie SA
2.875%, due 10/10/22[4]	USD	2,369,000	2,448,206
Faurecia SE
2.375%, due 06/15/27[4]	EUR	500,000	615,368
Orange SA
(fixed, converts to FRN on 10/01/26),
5.000%, due 10/01/26[4,5]	EUR	200,000	288,239
(fixed, converts to FRN on 04/01/23),
5.750%, due 04/01/23[4,5]	GBP	200,000	298,652
Total Capital International SA
3.461%, due 07/12/49	USD	200,000	203,343

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
France— (concluded)
TOTAL SE
(fixed, converts to FRN on 04/04/24),
1.750%, due 04/04/24[4,5]	EUR	1,025,000	1,260,033
			10,603,288
Germany — 0.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(fixed, converts to FRN on 05/26/29),
3.250%, due 05/26/49[4]	EUR	300,000	419,714
Schaeffler AG
3.375%, due 10/12/28[4]	EUR	500,000	656,950
Volkswagen International Finance N.V.
(fixed, converts to FRN on 06/17/25),
3.500%, due 06/17/25[4,5]	EUR	200,000	258,540
(fixed, converts to FRN on 03/24/26),
4.625%, due 03/24/26[4,5]	EUR	500,000	680,928
ZF Finance GmbH
3.750%, due 09/21/28[4]	EUR	500,000	655,977
			2,672,109
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, due 05/21/28[4]	USD	202,000	233,310
Ireland — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.500%, due 07/15/25	USD	150,000	176,542
Avolon Holdings Funding Ltd.
4.250%, due 04/15/26[1]	USD	90,000	95,974
Bank of Ireland Group PLC
(fixed, converts to FRN on 10/14/24),
2.375%, due 10/14/29[4]	EUR	415,000	520,104
			792,620
Italy — 0.8%
Enel Finance International N.V.
1.966%, due 01/27/25[4]	EUR	132,000	170,630
4.625%, due 09/14/25[1]	USD	375,000	426,234
Enel SpA
(fixed, converts to FRN on 02/24/25),
3.500%, due 05/24/80[4]	EUR	600,000	789,474

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
Italy— (concluded)
Intesa Sanpaolo SpA
(fixed, converts to FRN on 01/11/27),
7.750%, due 01/11/27[4,5]	EUR	400,000	583,692
UniCredit SpA
(fixed, converts to FRN on 06/03/27),
3.875%, due 06/03/27[4,5]	EUR	440,000	491,299
			2,461,329
Japan — 0.7%
Mitsubishi UFJ Financial Group, Inc.
3.218%, due 03/07/22	USD	1,145,000	1,172,872
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	580,000	599,626
Takeda Pharmaceutical Co. Ltd.
2.000%, due 07/09/40	EUR	200,000	253,261
3.025%, due 07/09/40	USD	200,000	195,529
			2,221,288
Luxembourg — 0.2%
Altice France Holding SA
4.000%, due 02/15/28[4]	EUR	100,000	115,115
ArcelorMittal SA
4.250%, due 07/16/29	USD	145,000	157,538
SES SA
(fixed, converts to FRN on 01/02/22),
4.625%, due 01/02/22[4,5]	EUR	250,000	307,694
			580,347
Mexico — 0.6%
Cemex SAB de CV
3.875%, due 07/11/31[1]	USD	706,000	698,728
Petroleos Mexicanos
4.750%, due 02/26/29[4]	EUR	550,000	655,432
6.950%, due 01/28/60	USD	550,000	486,695
			1,840,855
Netherlands — 0.5%
ABN AMRO Bank N.V.
(fixed, converts to FRN on 09/22/25),
4.375%, due 09/22/25[4,5]	EUR	800,000	1,033,757

PACE Global Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
Netherlands— (concluded)
ING Groep N.V.
(fixed, converts to FRN on 09/26/24), 1.625%, due 09/26/29[4]	EUR	200,000	248,241
Volkswagen International Finance N.V.
(fixed, converts to FRN on 03/20/22), 2.500%, due 03/20/22[4,5]	EUR	300,000	366,456
			1,648,454
Portugal — 0.7%
EDP - Energias de Portugal SA
(fixed, converts to FRN on 04/20/25), 1.700%, due 07/20/80[4]	EUR	500,000	601,436
EDP Finance BV
1.125%, due 02/12/24[4]	EUR	600,000	745,934
2.000%, due 04/22/25[4]	EUR	682,000	883,751
			2,231,121
Sweden — 0.0%†
Verisure Holding AB
3.875%, due 07/15/26[4]	EUR	100,000	123,059
Switzerland — 0.5%
Credit Suisse AG
2.800%, due 04/08/22	USD	390,000	398,933
Credit Suisse Group AG
(fixed, converts to FRN on 09/12/24), 2.125%, due 09/12/25[4]	GBP	300,000	425,381
(fixed, converts to FRN on 04/01/30), 4.194%, due 04/01/31[1]	USD	270,000	298,553
(fixed, converts to FRN on 12/11/23), 7.500%, due 12/11/23[1,5]	USD	400,000	440,000
			1,562,867
Togo — 0.1%
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[1]	EUR	227,000	283,849
United Kingdom — 3.8%
AstraZeneca PLC
4.000%, due 09/18/42	USD	530,000	597,059
BAE Systems PLC
3.400%, due 04/15/30[1]	USD	170,000	181,582

PACE Global Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
United Kingdom— (concluded)
BAT Capital Corp.
4.700%, due 04/02/27	USD	1,840,000	2,074,974
BP Capital Markets PLC
(fixed, converts to FRN on 03/22/26), 3.250%, due 03/22/26[4,5]	EUR	450,000	580,236
Eversholt Funding PLC
6.359%, due 12/02/25[4]	GBP	301,000	511,651
Heathrow Funding Ltd.
1.875%, due 07/12/32[4]	EUR	390,000	496,082
6.450%, due 12/10/31[4]	GBP	350,000	660,106
6.750%, due 12/03/26[4]	GBP	478,000	834,096
HSBC Holdings PLC
(fixed, converts to FRN on 05/18/23), 3.950%, due 05/18/24	USD	970,000	1,034,852
(fixed, converts to FRN on 03/13/27), 4.041%, due 03/13/28	USD	1,010,000	1,115,623
Natwest Group PLC
(fixed, converts to FRN on 03/22/24), 4.269%, due 03/22/25	USD	380,000	414,370
(fixed, converts to FRN on 05/12/27), 5.125%, due 05/12/27[5]	GBP	476,000	701,753
NGG Finance PLC
(fixed, converts to FRN on 06/05/27), 2.125%, due 09/05/82[4]	EUR	350,000	429,099
Sky Ltd.
2.250%, due 11/17/25[4]	EUR	510,000	676,439
Standard Chartered PLC
(fixed, converts to FRN on 04/01/30), 4.644%, due 04/01/31[1]	USD	945,000	1,079,684
Swiss Re Finance UK PLC
(fixed, converts to FRN on 06/04/32), 2.714%, due 06/04/52[4]	EUR	200,000	263,563
Vodafone Group PLC,
Series NC6, (fixed, converts to FRN on 05/27/26), 2.625%, due 08/27/80[4]	EUR	350,000	433,979
			12,085,148
United States — 16.5%
Abbott Ireland Financing DAC
0.375%, due 11/19/27[4]	EUR	100,000	121,420
AbbVie, Inc.
3.200%, due 11/21/29	USD	970,000	1,036,895
4.875%, due 11/14/48	USD	165,000	203,671

PACE Global Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
United States— (continued)
AES Corp.
1.375%, due 01/15/26[1]	USD	460,000	452,425
Air Lease Corp.
3.375%, due 07/01/25	USD	435,000	465,950
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625%, due 01/15/27[1]	USD	245,000	254,800
Alexander Funding Trust
1.841%, due 11/15/23[1]	USD	655,000	663,954
Alliant Energy Finance LLC
1.400%, due 03/15/26[1]	USD	110,000	108,306
Altria Group, Inc.
2.350%, due 05/06/25	USD	100,000	104,617
3.400%, due 05/06/30	USD	140,000	145,790
3.400%, due 02/04/41	USD	50,000	45,831
American Electric Power Co., Inc.,
Series F, 2.950%, due 12/15/22	USD	400,000	413,863
American Tower Corp.
1.375%, due 04/04/25	EUR	150,000	188,362
1.500%, due 01/31/28	USD	595,000	575,035
3.950%, due 03/15/29	USD	290,000	321,703
Apple, Inc.
2.650%, due 05/11/50	USD	97,000	90,057
2.650%, due 02/08/51	USD	165,000	153,156
4.650%, due 02/23/46	USD	130,000	166,050
Arconic Corp.
6.125%, due 02/15/28[1]	USD	180,000	191,250
AT&T, Inc.
2.250%, due 02/01/32	USD	240,000	227,535
2.300%, due 06/01/27	USD	775,000	794,968
2.750%, due 06/01/31	USD	90,000	89,870
3.500%, due 06/01/41	USD	230,000	226,497
4.300%, due 12/15/42	USD	15,000	16,409
Bank of America Corp.
(fixed, converts to FRN on 02/07/24), 1.379%, due 02/07/25[4]	EUR	300,000	374,510
(fixed, converts to FRN on 07/22/26), 1.734%, due 07/22/27	USD	1,250,000	1,261,607
2.300%, due 07/25/25[4]	GBP	343,000	499,898
(fixed, converts to FRN on 10/22/24), 2.456%, due 10/22/25	USD	280,000	293,966
(fixed, converts to FRN on 04/22/31), 2.687%, due 04/22/32	USD	510,000	516,106

PACE Global Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
United States— (continued)
(fixed, converts to FRN on 12/20/22), 3.004%, due 12/20/23	USD	915,000	951,188
(fixed, converts to FRN on 12/20/27), 3.419%, due 12/20/28	USD	450,000	487,382
Bausch Health Cos., Inc.
5.000%, due 01/30/28[1]	USD	315,000	319,725
Becton Dickinson and Co.
2.823%, due 05/20/30	USD	350,000	361,868
3.700%, due 06/06/27	USD	196,000	217,803
3.794%, due 05/20/50	USD	150,000	159,508
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	USD	150,000	180,473
Berkshire Hathaway Finance Corp.
2.850%, due 10/15/50	USD	140,000	132,665
Biogen, Inc.
2.250%, due 05/01/30	USD	150,000	145,880
Boeing Co.
3.500%, due 03/01/39	USD	90,000	87,940
5.040%, due 05/01/27	USD	385,000	442,353
5.705%, due 05/01/40	USD	260,000	322,433
Boston Scientific Corp.
4.700%, due 03/01/49	USD	20,000	24,675
BP Capital Markets America, Inc.
2.772%, due 11/10/50	USD	190,000	168,215
3.000%, due 02/24/50	USD	60,000	55,413
3.588%, due 04/14/27	USD	690,000	761,317
Bristol-Myers Squibb Co.
4.250%, due 10/26/49	USD	305,000	361,935
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, due 01/15/27	USD	487,000	533,554
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750%, due 03/01/30[1]	USD	395,000	412,281
CDW LLC/CDW Finance Corp.
4.250%, due 04/01/28	USD	90,000	93,825
Centene Corp.
4.625%, due 12/15/29	USD	290,000	313,925
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, due 04/01/31	USD	500,000	495,484
3.500%, due 06/01/41	USD	110,000	105,815
3.700%, due 04/01/51	USD	485,000	456,289
Chevron USA, Inc.
3.900%, due 11/15/24	USD	171,000	188,950
Citigroup, Inc.

PACE Global Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
United States— (continued)
(fixed, converts to FRN on 06/03/30), 2.572%, due 06/03/31	USD	730,000	732,607
(fixed, converts to FRN on 04/08/25), 3.106%, due 04/08/26	USD	1,100,000	1,179,915
(fixed, converts to FRN on 01/24/22), 3.142%, due 01/24/23	USD	345,000	351,586
Coca-Cola Co.
2.250%, due 01/05/32	USD	190,000	189,938
Comcast Corp.
3.900%, due 03/01/38	USD	395,000	445,626
3.969%, due 11/01/47	USD	400,000	450,107
4.000%, due 03/01/48	USD	205,000	231,887
Constellation Brands, Inc.
4.500%, due 05/09/47	USD	80,000	92,989
Cox Communications, Inc.
3.500%, due 08/15/27[1]	USD	65,000	70,806
Crown Castle International Corp.
3.300%, due 07/01/30	USD	400,000	424,024
CSX Corp.
2.500%, due 05/15/51	USD	240,000	206,807
CVS Health Corp.
1.750%, due 08/21/30	USD	220,000	207,141
4.300%, due 03/25/28	USD	316,000	359,538
DaVita, Inc.
4.625%, due 06/01/30[1]	USD	170,000	172,125
Discovery Communications LLC
3.625%, due 05/15/30	USD	580,000	620,698
DISH DBS Corp.
5.875%, due 11/15/24	USD	240,000	259,646
Edgewell Personal Care Co.
5.500%, due 06/01/28[1]	USD	210,000	223,125
Edison International
2.950%, due 03/15/23	USD	1,060,000	1,097,342
Energizer Holdings, Inc.
4.375%, due 03/31/29[1]	USD	190,000	188,575
Energy Transfer LP
5.350%, due 05/15/45	USD	110,000	117,528
Entergy Louisiana LLC
3.120%, due 09/01/27	USD	600,000	653,124
4.950%, due 01/15/45	USD	208,000	228,851
Exxon Mobil Corp.
2.995%, due 08/16/39	USD	115,000	113,145

PACE Global Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
United States— (continued)
Ford Motor Credit Co. LLC
4.542%, due 08/01/26	USD	360,000	386,550
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	USD	410,000	446,495
4.418%, due 11/15/35	USD	630,000	724,811
General Motors Co.
6.125%, due 10/01/25	USD	42,000	49,846
General Motors Financial Co., Inc.
1.250%, due 01/08/26	USD	380,000	375,231
2.750%, due 06/20/25	USD	97,000	102,082
3.950%, due 04/13/24	USD	81,000	87,616
Gilead Sciences, Inc.
1.650%, due 10/01/30	USD	480,000	448,876
2.800%, due 10/01/50	USD	405,000	364,198
Global Payments, Inc.
2.900%, due 05/15/30	USD	410,000	420,556
Goldman Sachs Group, Inc.
1.625%, due 07/27/26[4]	EUR	225,000	288,480
(fixed, converts to FRN on 04/22/31), 2.615%, due 04/22/32	USD	250,000	251,220
(fixed, converts to FRN on 10/31/21), 2.876%, due 10/31/22	USD	1,520,000	1,537,662
(fixed, converts to FRN on 06/05/22), 2.908%, due 06/05/23	USD	185,000	189,849
(fixed, converts to FRN on 10/31/37), 4.017%, due 10/31/38	USD	125,000	141,291
4.250%, due 01/29/26[4]	GBP	308,000	483,079
HCA, Inc.
5.250%, due 06/15/49	USD	110,000	135,261
5.875%, due 02/01/29	USD	135,000	159,300
Healthcare Trust of America Holdings LP
2.000%, due 03/15/31	USD	320,000	302,237
Hyundai Capital America
1.250%, due 09/18/23[1]	USD	615,000	620,328
1.300%, due 01/08/26[1]	USD	220,000	216,361
1.800%, due 10/15/25[1]	USD	220,000	221,767
2.375%, due 10/15/27[1]	USD	325,000	327,885
iHeartCommunications, Inc.
5.250%, due 08/15/27[1]	USD	185,000	191,475
ITC Holdings Corp.
2.950%, due 05/14/30[1]	USD	610,000	631,174
Keurig Dr. Pepper, Inc.
3.350%, due 03/15/51	USD	130,000	129,766

PACE Global Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
United States— (continued)
Kroger Co.
3.875%, due 10/15/46	USD	290,000	309,869
Lennar Corp.
4.750%, due 11/29/27	USD	35,000	40,498
Lowe's Cos., Inc.
3.700%, due 04/15/46	USD	380,000	402,406
Lumen Technologies, Inc.
4.000%, due 02/15/27[1]	USD	250,000	254,720
Medtronic Global Holdings SCA
1.000%, due 07/02/31	EUR	200,000	249,135
1.125%, due 03/07/27	EUR	115,000	145,525
MidAmerican Energy Co.
4.250%, due 05/01/46	USD	170,000	201,090
Morgan Stanley
(fixed, converts to FRN on 05/04/26), 1.593%, due 05/04/27	USD	1,060,000	1,065,073
1.875%, due 04/27/27	EUR	235,000	307,491
MPLX LP
4.500%, due 04/15/38	USD	130,000	142,777
Netflix, Inc.
5.875%, due 11/15/28	USD	130,000	158,174
New York Life Insurance Co.
3.750%, due 05/15/50[1]	USD	185,000	198,693
Norfolk Southern Corp.
3.942%, due 11/01/47	USD	135,000	148,651
Oracle Corp.
2.875%, due 03/25/31	USD	320,000	325,322
3.650%, due 03/25/41	USD	455,000	464,934
4.000%, due 07/15/46	USD	165,000	172,317
PacifiCorp
3.300%, due 03/15/51	USD	310,000	315,888
Philip Morris International, Inc.
4.125%, due 03/04/43	USD	65,000	71,617
Post Holdings, Inc.
5.500%, due 12/15/29[1]	USD	240,000	258,372
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, due 04/15/26[1]	USD	180,000	196,889
Raytheon Technologies Corp.
3.950%, due 08/16/25	USD	22,000	24,533
4.125%, due 11/16/28	USD	260,000	295,160
Regeneron Pharmaceuticals, Inc.
2.800%, due 09/15/50	USD	190,000	165,285

PACE Global Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (continued)
United States— (continued)
San Diego Gas & Electric Co.,
Series UUU, 3.320%, due 04/15/50	USD	80,000	81,751
Schlumberger Holdings Corp.
3.750%, due 05/01/24[1]	USD	190,000	204,789
3.900%, due 05/17/28[1]	USD	585,000	642,154
Sirius XM Radio, Inc.
5.500%, due 07/01/29[1]	USD	295,000	318,784
Southern California Edison Co.,
Series C, 4.125%, due 03/01/48	USD	100,000	106,722
Southern Co. Gas Capital Corp.,
Series 20-A, 1.750%, due 01/15/31	USD	220,000	205,136
Southwestern Electric Power Co.,
Series J, 3.900%, due 04/01/45	USD	55,000	58,840
Standard Industries, Inc.
4.750%, due 01/15/28[1]	USD	245,000	252,656
State Street Corp.
(fixed, converts to FRN on 03/30/22), 2.825%, due 03/30/23	USD	325,000	332,381
Sysco Corp.
3.300%, due 02/15/50	USD	144,000	139,292
5.950%, due 04/01/30	USD	25,000	31,525
T-Mobile USA, Inc.
2.250%, due 11/15/31[1]	USD	365,000	349,659
3.000%, due 02/15/41[1]	USD	235,000	219,768
3.750%, due 04/15/27[1]	USD	1,070,000	1,178,626
3.875%, due 04/15/30[1]	USD	400,000	435,720
4.750%, due 02/01/28	USD	295,000	315,281
Tenet Healthcare Corp.
4.875%, due 01/01/26[1]	USD	310,000	322,090
Thermo Fisher Scientific, Inc.
1.500%, due 10/01/39	EUR	100,000	120,903
UDR, Inc.
3.200%, due 01/15/30	USD	330,000	350,760
Union Electric Co.
3.500%, due 03/15/29	USD	55,000	60,636
United Rentals North America, Inc.
4.875%, due 01/15/28	USD	305,000	322,919
Verizon Communications, Inc.
2.550%, due 03/21/31	USD	640,000	641,519

PACE Global Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Corporate bonds— (concluded)
United States— (concluded)
2.875%, due 11/20/50	USD	260,000	236,551
2.987%, due 10/30/56[1]	USD	56,000	50,037
3.400%, due 03/22/41	USD	500,000	512,212
5.012%, due 04/15/49	USD	6,000	7,613
ViacomCBS, Inc.
4.200%, due 05/19/32	USD	85,000	94,784
Vistra Operations Co. LLC
3.700%, due 01/30/27[1]	USD	350,000	362,896
Wells Fargo & Co.
(fixed, converts to FRN on 04/30/25), 2.188%, due 04/30/26	USD	960,000	994,663
(fixed, converts to FRN on 06/02/27), 2.393%, due 06/02/28	USD	250,000	257,393
(fixed, converts to FRN on 02/11/30), 2.572%, due 02/11/31	USD	555,000	560,894
WP Carey, Inc.
2.400%, due 02/01/31	USD	130,000	126,070
Xcel Energy, Inc.
3.400%, due 06/01/30	USD	220,000	237,060
Zoetis, Inc.
2.000%, due 05/15/30	USD	970,000	941,356
3.000%, due 05/15/50	USD	95,000	91,474
			52,715,256
Total corporate bonds (cost—$97,801,468)			100,554,582

Mortgage-backed securities—5.5%
Spain — 0.6%
Bankinter 10 FTA,
Series 10, Class A2, 3 mo. Euribor + 0.160%, 0.000%, due 06/21/43[2,4]	EUR	940,037	1,126,292
Fondo de Titulizacion de Activos Santander Hipotecario,
Series 2, Class A, 3 mo. Euribor + 0.150%, 0.000%, due 01/18/49[2,4]	EUR	690,110	825,311
			1,951,603
United Kingdom — 1.6%
Finsbury Square PLC,
Series 2020-1A, Class A, 3 mo. SONIA + 0.800%, 0.849%, due 03/16/70[1,2]	GBP	436,097	603,973

PACE Global Fixed Income Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities— (continued)
United Kingdom— (concluded)
Series 2020-2A, Class A, 3 mo. SONIA + 1.300%, 1.349%, due 06/16/70[1,2]	GBP	307,202	428,911
Gemgarto PLC,
Series 2021-1A, Class A, 3 mo. SONIA + 0.590%, 0.639%, due 12/16/67[1,2]	GBP	600,000	829,156
Gosforth Funding PLC,
Series 2018-1A, Class A1, 3 mo. USD LIBOR + 0.450%, 0.638%, due 08/25/60[1,2]	USD	290,107	290,361
Lanark Master Issuer PLC,
Series 2020-1A, Class 2A, 3 mo. SONIA + 0.570%, 0.620%, due 12/22/69[1,2]	GBP	553,500	767,628
Silverstone Master Issuer PLC,
Series 2018-1A, Class 1A, 3 mo. USD LIBOR + 0.390%, 0.576%, due 01/21/70[1,2]	USD	728,000	729,136
Series 2019-1A, Class 1A, 3 mo. USD LIBOR + 0.570%, 0.756%, due 01/21/70[1,2]	USD	254,000	254,388
Series 2020-1A, Class 1A, 3 mo. SONIA + 0.470%, 0.519%, due 01/21/70[1,2]	GBP	900,000	1,246,808
			5,150,361
United States — 3.3%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.466%, due 12/25/59[1,6]	USD	336,974	339,955
BANK,
Series 2019-BN16, Class C, 4.786%, due 02/15/52[6]	USD	250,000	276,641
Series 2019-BN19, Class A3, 3.183%, due 08/15/61	USD	870,000	937,820
Series 2019-BN24, Class A3, 2.960%, due 11/15/62	USD	440,000	467,786
BX Trust,
Series 2021-LBA, Class AJV, 1 mo. USD LIBOR + 0.800%, 0.915%, due 02/15/36[1,2]	USD	761,148	761,132
CCUBS Commercial Mortgage Trust,
Series 2017-C1, Class C, 4.538%, due 11/15/50[6]	USD	360,000	389,214

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class B, 4.726%, due 09/10/58[6]	USD	470,000	516,808
COMM Mortgage Trust,
Series 2014-UBS4, Class A5, 3.694%, due 08/10/47	USD	810,000	873,039
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class C, 5.117%, due 01/15/49[6]	USD	320,000	337,139
Deephaven Residential Mortgage Trust,
Series 2020-1, Class A1, 2.339%, due 01/25/60[1,6]	USD	1,075,842	1,088,927
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3, 3.119%, due 05/10/50	USD	1,008,937	1,075,107
Series 2017-GS6, Class C, 4.322%, due 05/10/50[6]	USD	350,000	381,160
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class C, 4.308%, due 10/15/50[6]	USD	280,000	299,428
Morgan Stanley Capital I Trust,
Series 2020-L4, Class C, 3.536%, due 02/15/53[6]	USD	770,000	788,796
OBX Trust,
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + 0.750%, 0.856%, due 02/25/60[1,2]	USD	328,908	330,983
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.275%, due 02/25/50[1,6]	USD	335,915	340,442
UBS Commercial Mortgage Trust,
Series 2018-C11, Class B, 4.713%, due 06/15/51[6]	USD	440,000	489,165
Verus Securitization Trust,
Series 2020-1, Class A1, 2.417%, due 01/25/60[1,7]	USD	484,572	491,593

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class C, 3.910%, due 05/15/45[6]	USD	300,000	304,487
			10,489,622
Total mortgage-backed securities (cost—$17,089,992)			17,591,586

Non-U.S. government agency obligations—44.6%
Australia — 1.0%
Australia Government Bond
3.000%, due 03/21/47[4]	AUD	3,300,000	2,731,646
Queensland Treasury Corp.
1.750%, due 08/21/31[1,4]	AUD	690,000	523,176
			3,254,822
Bermuda — 0.3%
Bermuda Government International Bond
4.750%, due 02/15/29[1]	USD	910,000	1,052,506

Brazil — 0.4%
Brazilian Government International Bond
2.875%, due 06/06/25	USD	1,330,000	1,357,930

Canada — 7.2%
Canadian Government Bond
0.250%, due 03/01/26	CAD	8,507,000	6,694,635
0.500%, due 09/01/25	CAD	13,600,000	10,910,007
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	891,233
Province of British Columbia Canada
2.800%, due 06/18/48	CAD	300,000	244,647
Province of Ontario Canada
2.700%, due 06/02/29	CAD	1,672,000	1,440,222
Province of Quebec Canada
2.300%, due 09/01/29	CAD	1,754,000	1,472,204
5.000%, due 12/01/41	CAD	1,100,000	1,212,967
			22,865,915
China — 2.6%
China Government Bond
3.160%, due 06/27/23[4]	CNY	4,500,000	704,410
3.380%, due 11/21/24[4]	CNY	8,000,000	1,269,959

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(continued)
China—(concluded)
3.480%, due 06/29/27[4]	CNY	13,000,000	2,094,893
4.100%, due 12/04/22[4]	CNY	2,000,000	317,219
4.290%, due 05/22/29[4]	CNY	17,000,000	2,901,398
4.500%, due 05/22/34[4]	CNY	6,000,000	1,067,387
			8,355,266
Denmark—0.5%
Denmark Government Bond
1.500%, due 11/15/23	DKK	10,250,000	1,743,299

Egypt—0.4%
Egypt Government International Bond
3.875%, due 02/16/26[1]	USD	1,296,000	1,262,874

France—3.6%
French Republic Government Bond OAT
0.010%, due 03/25/23[4]	EUR	9,360,000	11,392,257

Germany—12.7%
Bundesobligation
0.010%, due 10/10/25[4]	EUR	6,000,000	7,413,384
Bundesrepublik Deutschland Bundesanleihe
0.010%, due 02/15/30[4]	EUR	6,920,000	8,531,966
0.010%, due 08/15/30[4]	EUR	14,300,000	17,583,808
0.010%, due 02/15/31[4]	EUR	1,550,000	1,900,302
0.010%, due 08/15/50[4]	EUR	4,000,000	4,330,792
State of North Rhine-Westphalia Germany
2.150%, due 03/21/19[4]	EUR	400,000	722,069
			40,482,321
Ghana—0.2%
Ghana Government International Bond
7.750%, due 04/07/29[1]	USD	670,000	685,075

Indonesia—0.4%
Indonesia Treasury Bond
7.000%, due 05/15/27	IDR	16,042,000,000	1,167,196

Italy—4.0%
Italy Buoni Poliennali Del Tesoro
0.500%, due 02/01/26[4]	EUR	1,550,000	1,895,353
0.900%, due 08/01/22[4]	EUR	6,890,000	8,413,551
1.800%, due 03/01/41[1,4]	EUR	1,160,000	1,439,491

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(continued)
Italy—(concluded)
5.000%, due 09/01/40[1,4]	EUR	550,000	1,040,721
			12,789,116

Ivory Coast—0.1%
Ivory Coast Government International Bond
4.875%, due 01/30/32[4]	EUR	300,000	361,995

Japan—5.7%
Japan Government Forty Year Bond
2.200%, due 03/20/51	JPY	379,700,000	4,913,865
Japan Government Ten Year Bond
0.100%, due 03/20/30	JPY	276,150,000	2,539,776
Japan Government Thirty Year Bond
1.700%, due 06/20/44	JPY	37,500,000	429,924
2.300%, due 12/20/36	JPY	269,400,000	3,208,298
Japan Government Twenty Year Bond
0.300%, due 12/20/39	JPY	528,700,000	4,721,921
0.700%, due 03/20/37	JPY	253,150,000	2,450,105
			18,263,889

Morocco—0.4%
Morocco Government International Bond
2.000%, due 09/30/30[4]	EUR	450,000	534,682
2.375%, due 12/15/27[1]	USD	340,000	330,684
3.000%, due 12/15/32[1,3]	USD	267,000	253,538
			1,118,904

Pakistan—0.2%
Pakistan Government International Bond
6.000%, due 04/08/26[1]	USD	579,000	594,841

Philippines—0.1%
Philippine Government International Bond
0.250%, due 04/28/25	EUR	391,000	471,245

Romania—0.4%
Romanian Government International Bond
2.625%, due 12/02/40[1]	EUR	1,118,000	1,316,682

Saudi Arabia—0.4%
Saudi Government International Bond
0.010%, due 03/03/24[1]	EUR	1,088,000	1,304,532

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(concluded)
Slovenia—0.2%
Slovenia Government International Bond
5.250%, due 02/18/24[4]	USD	510,000	575,539

South Korea—1.8%
Korea Treasury Bond
3.000%, due 09/10/24	KRW	5,964,350,000	5,647,984

United Arab Emirates—0.4%
Finance Department Government of Sharjah
4.000%, due 07/28/50[1]	USD	1,600,000	1,397,856

United Kingdom—1.6%
United Kingdom Gilt
0.625%, due 10/22/50[4]	GBP	4,360,000	4,978,524
Total non-U.S. government agency obligations (cost—$142,055,193)			142,440,568

U.S. government agency obligations—3.9%
United States—3.9%
FHLMC
3.000%, due 03/01/31	USD	2,101,156	2,222,922
FNMA
3.500%, due 09/01/32	USD	2,625,607	2,825,970
3.500%, due 08/01/47	USD	2,235,387	2,449,901
3.500%, due 05/01/58	USD	1,904,438	2,091,927
4.000%, due 04/01/59	USD	2,140,341	2,403,108
GNMA II
3.000%, due 08/20/49	USD	541,063	567,439
Total U.S. government agency obligations (cost—$12,211,518)			12,561,267

U.S. Treasury obligations—12.5%
United States—12.5%
U.S. Treasury Bonds
1.375%, due 08/15/50	USD	100,000	80,172
1.625%, due 11/15/50	USD	2,441,000	2,088,199
U.S. Treasury Notes
0.125%, due 07/31/22	USD	10,950,000	10,955,133
0.125%, due 12/31/22	USD	5,250,000	5,248,975
0.125%, due 02/15/24	USD	1,100,000	1,095,102
0.250%, due 10/31/25	USD	12,306,000	12,043,055

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)		Value ($)
U.S. Treasury obligations— (concluded)
United States— (concluded)
0.375%, due 01/31/26	USD	5,157,000	5,054,867
0.500%, due 02/28/26	USD	3,370,000	3,319,450
Total U.S. Treasury obligations (cost—$40,411,728)			39,884,953

	Number of shares
Short-term investments—0.5%
Investment companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.030%[8] (cost — $1,396,604)	1,396,604	1,396,604

Investment of cash collateral from securities loaned—0.1%
Money market funds — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.020%[8] (cost — $367,538)	367,538	367,538
Total investments (cost — $312,135,399) [9]— 99.3%		316,984,029
Other assets in excess of liabilities — 0.7%		2,145,022
Net assets — 100.0%		$319,129,051

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Futures contracts
Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
1	CAD	Canada Government Bond 10 Year Futures	June 2021	113,332	113,379	47
14	EUR	German Euro Buxl 30 Year Futures	June 2021	3,529,434	3,398,277	(131,157)
7	EUR	Italian Government Bond Futures	June 2021	1,254,796	1,237,872	(16,924)
10	JPY	Japan Government Bond 10 Year Futures	June 2021	13,808,267	13,847,562	39,295
16	GBP	United Kingdom Long Gilt Bond Futures	June 2021	2,833,054	2,821,097	(11,957)
U.S. Treasury futures buy contracts:
6	USD	U.S. Long Bond Futures	June 2021	947,826	943,500	(4,326)
28	USD	U.S. Ultra Long Treasury Bond Futures	June 2021	5,240,155	5,205,375	(34,780)
Total				27,726,864	27,567,062	(159,802)

Interest rate futures sell contracts:
33	AUD	Australian Bond 10 Year Futures	June 2021	(3,519,166)	(3,543,517)	(24,351)
18	EUR	German Euro BOBL Futures	June 2021	(2,925,532)	(2,915,624)	9,908
91	EUR	German Euro Bund Futures	June 2021	(18,775,276)	(18,598,802)	176,474
17	EUR	German Euro Schatz Futures	June 2021	(2,291,412)	(2,290,718)	694
U.S. Treasury futures sell contracts:
72	USD	U.S. Treasury Note 5 Year Futures	June 2021	(8,911,124)	(8,923,500)	(12,376)
75	USD	U.S. Treasury Note 10 Year Futures	June 2021	(9,907,641)	(9,902,344)	5,297
26	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2021	(3,792,430)	(3,784,218)	8,212
Total				(50,122,581)	(49,958,723)	163,858
Net unrealized appreciation (depreciation)						4,056

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Forward foreign currency contracts
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	JPY	389,620,144	CAD	4,495,631	05/20/21	92,274
BB	MXN	7,499,660	USD	374,291	05/20/21	4,718
BB	USD	246,682	HUF	74,094,158	05/20/21	722
BB	USD	199,038	ZAR	2,899,192	05/20/21	426
BB	ZAR	11,458,244	USD	798,000	05/20/21	9,675
BNP	CAD	4,491,676	JPY	391,211,527	05/20/21	(74,494)
BNP	EUR	333,055	CZK	8,653,602	05/20/21	1,752
BNP	JPY	389,313,727	USD	3,597,562	05/20/21	35,023
BNP	PLN	1,522,154	EUR	334,974	05/20/21	1,432
BNP	SEK	10,068,686	EUR	995,725	05/20/21	7,950
BNP	USD	1,743,822	EUR	1,455,394	05/20/21	6,469
BNP	USD	1,079,633	GBP	784,788	05/20/21	4,231
BNP	USD	1,209,197	MXN	24,413,250	05/20/21	(6,145)
BOA	CAD	8,792,300	USD	6,995,971	05/20/21	(157,387)
BOA	USD	1,205,686	EUR	993,682	05/20/21	(10,661)
BOA	USD	21,270,332	JPY	2,316,451,653	05/20/21	(72,907)
BOA	USD	1,417,269	SEK	12,018,540	05/20/21	2,622
CITI	AUD	1,546,787	CAD	1,482,286	05/20/21	14,328
CITI	AUD	7,816,441	EUR	5,006,652	05/20/21	(700)
CITI	CAD	4,398,490	GBP	2,585,172	05/20/21	(8,224)
CITI	NZD	1,659,729	CAD	1,480,428	05/20/21	16,846
CITI	NZD	6,706,158	EUR	4,000,245	05/20/21	12,189
CITI	USD	3,608,241	CAD	4,511,997	05/20/21	62,691
CITI	USD	3,606,093	JPY	390,889,655	05/20/21	(29,133)
CITI	USD	502,769	NZD	707,507	05/20/21	3,489
CITI	USD	212,436	ZAR	3,090,529	05/20/21	191
GSI	AUD	1,549,839	EUR	1,000,067	05/20/21	8,702
GSI	CAD	1,470,982	NZD	1,660,578	05/20/21	(8,553)
GSI	CHF	2,195,340	EUR	1,991,451	05/20/21	(9,895)
GSI	CHF	3,300,801	SEK	30,501,914	05/20/21	(12,275)
GSI	NZD	3,351,203	AUD	3,099,005	05/20/21	(10,471)

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Forward foreign currency contracts— (concluded)
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
GSI	USD	213,401	RON	879,956	05/20/21	1,289
GSI	USD	1,053,383	THB	33,333,251	05/20/21	17,027
GSI	USD	394,313	ZAR	5,671,696	05/20/21	(4,101)
HSBC	CAD	8,149,499	USD	6,466,995	05/20/21	(163,385)
HSBC	EUR	1,999,814	CAD	3,008,306	05/20/21	42,515
HSBC	GBP	2,603,156	USD	3,618,142	05/20/21	22,947
HSBC	NZD	1,675,440	AUD	1,548,967	05/20/21	(5,533)
HSBC	TRY	2,115,617	USD	257,789	05/20/21	4,371
HSBC	USD	578,141	ILS	1,907,348	05/20/21	9,114
HSBC	USD	1,201,760	SEK	10,161,290	05/20/21	(1,288)
HSBC	USD	2,265,834	SGD	3,029,640	05/20/21	10,674
RBC	USD	1,589,027	CHF	1,464,916	05/20/21	15,699
RBC	USD	2,390,952	GBP	1,735,300	05/20/21	5,655
RBC	USD	69,189	GBP	49,676	05/20/21	(582)
SSC	CAD	238,219	USD	193,585	05/20/21	(228)
SSC	CNY	20,730,554	USD	3,203,498	05/20/21	3,539
SSC	EUR	669,008	HUF	240,548,560	05/20/21	(1,362)
SSC	EUR	22,719,430	USD	27,185,615	05/20/21	(137,302)
SSC	USD	1,225,773	CZK	26,596,089	05/20/21	10,635
SSC	USD	1,195,883	GBP	868,307	05/20/21	3,328
SSC	USD	2,287,920	PLN	8,722,452	05/20/21	12,330
TD	DKK	26,776,767	USD	4,307,949	05/20/21	(22,125)
TD	USD	10,922,757	AUD	14,208,218	05/20/21	23,310
TD	USD	16,497,933	CNY	108,102,626	05/20/21	188,739
TD	USD	378,268	NOK	3,187,922	05/20/21	4,722
Net unrealized appreciation (depreciation)						(75,127)

PACE Global Fixed Income Investments

Portfolio of investments – April 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	2,186,931	—	2,186,931
Corporate bonds	—	100,554,582	—	100,554,582
Mortgage-backed securities	—	17,591,586	—	17,591,586
Non-U.S. government agency obligations	—	142,440,568	—	142,440,568
U.S. government agency obligations	—	12,561,267	—	12,561,267
U.S. Treasury obligations	—	39,884,953	—	39,884,953
Short-term investments	—	1,396,604	—	1,396,604
Investment of cash collateral from securities loaned	—	367,538	—	367,538
Futures contracts	239,927	—	—	239,927
Forward foreign currency contracts	—	668,610	—	668,610
Total	239,927	317,652,639	—	317,892,566

Liabilities
Futures contracts	(235,871)	—	—	(235,871)
Forward foreign currency contracts	—	(743,737)	—	(743,737)
Total	(235,871)	(743,737)	—	(979,608)

At April 30, 2021, there were no transfers in or out of Level 3.
Portfolio footnotes
†	Amount represents less than 0.05% or (0.05)%.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $40,369,158, represented 12.7% of the Portfolio's net assets at period end.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3	Security, or portion thereof, was on loan at the period end.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Perpetual investment. Date shown reflects the next call date.
6	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
8	Rates shown reflect yield at April 30, 2021.
9	Includes $359,629 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $367,538.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—95.0%
Advertising—0.5%
Clear Channel International BV
6.625%, due 08/01/25[2]		200,000	209,000
Clear Channel Outdoor Holdings, Inc.
7.750%, due 04/15/28[2,3]		250,000	257,390
Lamar Media Corp.
3.750%, due 02/15/28		25,000	25,222
4.000%, due 02/15/30		100,000	101,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]		75,000	74,513
5.000%, due 08/15/27[2]		225,000	232,031
Summer BC Holdco A SARL
9.250%, due 10/31/27[4]	EUR	247,789	315,034
Summer BC Holdco B SARL
5.750%, due 10/31/26[4]	EUR	100,000	124,868
			1,339,058
Aerospace & defense—1.1%
Egmv13793
10.000%, due 04/19/26[11]	EUR	87,441	5,256
Howmet Aerospace, Inc.
5.125%, due 10/01/24		75,000	82,219
5.950%, due 02/01/37		300,000	360,435
Rolls-Royce PLC
4.625%, due 02/16/26[2]	EUR	100,000	129,732
4.625%, due 02/16/26[4]	EUR	575,000	745,961
Spirit AeroSystems, Inc.
4.600%, due 06/15/28		100,000	97,750
5.500%, due 01/15/25[2]		75,000	79,313
7.500%, due 04/15/25[2]		150,000	160,729
TransDigm, Inc.
4.625%, due 01/15/29[2]		225,000	221,740
4.875%, due 05/01/29[2]		175,000	172,375
5.500%, due 11/15/27		575,000	598,345
7.500%, due 03/15/27		150,000	160,687
Triumph Group, Inc.
6.250%, due 09/15/24[2]		50,000	50,435
7.750%, due 08/15/25		125,000	123,438

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
8.875%, due 06/01/24[2]		75,000	83,438
			3,071,853
Agriculture—1.2%
Amaggi Luxembourg International Sarl
5.250%, due 01/28/28[2]		300,000	313,575
Camposol SA
6.000%, due 02/03/27[2]		300,000	306,000
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.
8.500%, due 12/15/22[2]		275,000	281,187
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]		75,000	78,844
JBS Investments II GmbH
5.750%, due 01/15/28[2]		300,000	318,810
7.000%, due 01/15/26[2]		600,000	638,880
MHP Lux SA
6.250%, due 09/19/29[4]		500,000	481,610
Tereos Finance Groupe I SA
7.500%, due 10/30/25[2]	EUR	150,000	192,343
7.500%, due 10/30/25[4]	EUR	200,000	256,457
Turning Point Brands, Inc.
5.625%, due 02/15/26[2]		75,000	77,437
Vector Group Ltd.
5.750%, due 02/01/29[2]		275,000	276,765
			3,221,908
Airlines—1.0%
Air France-KLM
1.875%, due 01/16/25[4]	EUR	200,000	225,085
American Airlines Group, Inc.
5.000%, due 06/01/22[2,3]		100,000	99,250
American Airlines, Inc.
11.750%, due 07/15/25[2]		325,000	407,062
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]		100,000	105,000
5.750%, due 04/20/29[2]		125,000	133,937
Delta Air Lines, Inc.
3.625%, due 03/15/22		50,000	50,823
3.800%, due 04/19/23		75,000	77,160
7.000%, due 05/01/25[2]		75,000	87,213
7.375%, due 01/15/26		75,000	88,097
Delta Air Lines, Inc./SkyMiles IP Ltd.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
4.500%, due 10/20/25[2]		100,000	107,265
4.750%, due 10/20/28[2]		25,000	27,453
Gol Finance SA
7.000%, due 01/31/25[4]		280,000	257,068
Hawaiianmiles Loyalty, Ltd.
5.750%, due 01/20/26[2]		125,000	132,031
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[2]		25,000	27,438
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000%, due 09/20/25[2]		125,000	140,761
Transportes Aereos Portugueses SA
5.625%, due 12/02/24[2]	EUR	200,000	199,057
5.625%, due 12/02/24[4]	EUR	300,000	298,586
United Airlines Holdings, Inc.
4.250%, due 10/01/22		75,000	76,469
5.000%, due 02/01/24[3]		25,000	25,685
United Airlines Pass-Through Trust,
Series 2020-1, Class A,
5.875%, due 10/15/27		47,583	52,636
United Airlines, Inc.
4.375%, due 04/15/26[2]		100,000	103,772
4.625%, due 04/15/29[2]		125,000	129,900
			2,851,748
Apparel—0.3%
BK LC Lux Finco1 SARL
5.250%, due 04/30/29[2]	EUR	150,000	183,583
CT Investment GmbH
5.500%, due 04/15/26[2]	EUR	450,000	547,723
Takko Luxembourg 2 SCA
5.375%, due 11/15/23[4]	EUR	150,000	160,505
			891,811
Auto manufacturers—2.5%
Ford Motor Co.
8.500%, due 04/21/23		600,000	672,000
9.000%, due 04/22/25		300,000	366,375
Ford Motor Credit Co. LLC
3 mo. Euribor + 0.730%,
0.183%, due 11/15/23[5]	EUR	100,000	117,383
1.744%, due 07/19/24	EUR	350,000	424,611
2.330%, due 11/25/25	EUR	175,000	216,749

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
3.021%, due 03/06/24	EUR	150,000	188,333
3.375%, due 11/13/25		200,000	204,622
3.815%, due 11/02/27		200,000	205,044
4.000%, due 11/13/30		200,000	204,250
4.063%, due 11/01/24		200,000	210,572
4.134%, due 08/04/25		200,000	210,750
4.535%, due 03/06/25	GBP	150,000	220,890
5.113%, due 05/03/29		600,000	655,320
5.125%, due 06/16/25		200,000	218,480
Jaguar Land Rover Automotive PLC
2.200%, due 01/15/24[4]	EUR	100,000	118,121
5.875%, due 01/15/28[2]		200,000	202,675
6.875%, due 11/15/26[4]	EUR	550,000	753,811
7.750%, due 10/15/25[2]		200,000	216,890
Navistar International Corp.
6.625%, due 11/01/25[2]		175,000	181,125
Renault SA
2.375%, due 05/25/26[4]	EUR	600,000	728,433
Standard Profil Automotive
6.250%, due 04/30/26	EUR	300,000	360,675
Tesla, Inc.
5.300%, due 08/15/25[2]		75,000	77,719
TML Holdings Pte Ltd.
5.500%, due 06/03/24[4]		200,000	206,300
			6,961,128
Auto parts & equipment—1.5%
Adient U.S. LLC
9.000%, due 04/15/25[2]		125,000	138,531
Adler Pelzer Holding GmbH
4.125%, due 04/01/24[4]	EUR	225,000	263,067
Clarios Global LP
6.750%, due 05/15/25[2]		100,000	107,375
Clarios Global LP/Clarios U.S. Finance Co.
8.500%, due 05/15/27[2]		375,000	405,000
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]		125,000	108,750
Dana, Inc.
4.250%, due 09/01/30		75,000	75,750
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]		125,000	132,031

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
Faurecia SE
3.125%, due 06/15/26[4]	EUR	250,000	311,082
Goodyear Tire & Rubber Co.
5.000%, due 05/31/26		75,000	76,969
9.500%, due 05/31/25		500,000	563,750
IHO Verwaltungs GmbH
3.625% Cash or 4.375% PIK,
3.625%, due 05/15/25[4,6]	EUR	100,000	122,499
3.875% Cash or 4.625% PIK,
3.875%, due 05/15/27[4,6]	EUR	125,000	155,729
Metalsa SA de CV
4.900%, due 04/24/23[4]		575,000	604,397
Real Hero Merger Sub 2, Inc.
6.250%, due 02/01/29[2]		25,000	25,864
Schaeffler AG
3.375%, due 10/12/28[4]	EUR	300,000	394,170
Tenneco, Inc.
5.000%, due 07/15/26[3]		250,000	242,155
5.125%, due 04/15/29[2]		125,000	124,063
7.875%, due 01/15/29[2]		250,000	281,487
Titan International, Inc.
7.000%, due 04/30/28[2]		100,000	103,010
			4,235,679
Banks—3.3%
Akbank T.A.S.
5.000%, due 10/24/22[4]		550,000	559,556
5.125%, due 03/31/25[4]		400,000	396,825
Banca Monte dei Paschi di Siena SpA
1.875%, due 01/09/26[4]	EUR	300,000	361,126
5 year EUR Swap + 5.005%,
5.375%, due 01/18/28[3,4,5]	EUR	350,000	377,572
Banco de Bogota SA
5.375%, due 02/19/23[2]		250,000	264,344
6.250%, due 05/12/26[4]		500,000	558,000
Banco do Brasil SA
5.875%, due 01/26/22[2]		450,000	465,525
Banco Industrial SA
5 year CMT + 4.442%,
4.875%, due 01/29/31[2,5]		150,000	154,500
Bangkok Bank PCL
5 year CMT + 1.900%,
3.733%, due 09/25/34[4,5]		200,000	203,110

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.,
Series DD,
3 mo. USD LIBOR + 4.553%,
6.300%, due 03/10/26[5,7]		175,000	204,695
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[5,7]		75,000	80,860
Barclays PLC
5 year UK Government Bond + 6.579%,
7.125%, due 06/15/25[5,7]	GBP	200,000	315,570
5 year CMT + 5.672%,
8.000%, due 06/15/24[5,7]		400,000	454,000
CaixaBank SA
5 year EUR Swap + 6.498%,
6.750%, due 06/13/24[4,5,7]	EUR	400,000	536,596
Citigroup, Inc.
3 mo. USD LIBOR + 4.230%,
5.900%, due 02/15/23[3,5,7]		75,000	79,125
Series Q,
3 mo. LIBOR + 4.095%,
4.289%, due 05/17/21[5,7]		75,000	75,075
Series T,
3 mo. USD LIBOR + 4.517%,
6.250%, due 08/15/26[5,7]		150,000	174,795
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[5,7]		225,000	229,174
Goldman Sachs Group, Inc.,
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[5,7]		75,000	80,629
Intesa Sanpaolo SpA
3.928%, due 09/15/26[3,4]	EUR	500,000	678,069
Itau Unibanco Holding SA
2.900%, due 01/24/23[4]		400,000	408,404
JPMorgan Chase & Co.,
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[5,7]		75,000	77,344
Series S,
3 mo. USD LIBOR + 3.780%,
6.750%, due 02/01/24[5,7]		300,000	333,375
Series U,
3 mo. USD LIBOR + 3.330%,
6.125%, due 04/30/24[5,7]		150,000	163,222

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banks—(concluded)
Natwest Group PLC
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21[5,7]		200,000	203,940
Provident Funding Associates LP/PFG Finance Corp.
6.375%, due 06/15/25[2]		75,000	75,000
Turkiye Vakiflar Bankasi TAO
8.125%, due 03/28/24[2]		250,000	264,578
Ukreximbank Via Biz Finance PLC
9.750%, due 01/22/25[4]		206,000	220,047
UniCredit SpA
5 year EUR Swap + 2.400%,
2.000%, due 09/23/29[4,5]	EUR	400,000	482,657
5 year EUR Swap + 2.800%,
2.731%, due 01/15/32[4,5]	EUR	325,000	399,218
Yapi ve Kredi Bankasi AS
8.250%, due 10/15/24[2]		200,000	213,937
			9,090,868
Beverages—0.4%
Central American Bottling Corp.
5.750%, due 01/31/27[2]		400,000	421,000
5.750%, due 01/31/27[4]		200,000	210,500
Coca-Cola Icecek AS
4.215%, due 09/19/24[4]		200,000	209,000
Primo Water Holdings, Inc.
4.375%, due 04/30/29[2]		125,000	124,726
Triton Water Holdings, Inc.
6.250%, due 04/01/29[2]		100,000	101,250
			1,066,476
Building materials—2.0%
Builders FirstSource, Inc.
5.000%, due 03/01/30[2]		100,000	106,125
6.750%, due 06/01/27[2]		201,000	216,155
Cemex SAB de CV
3.875%, due 07/11/31[2]		500,000	494,850
5.200%, due 09/17/30[2]		200,000	217,640
5.450%, due 11/19/29[2]		200,000	219,250
5.450%, due 11/19/29[4]		200,000	219,250
Compact Bidco BV
5.750%, due 05/01/26	EUR	200,000	240,246

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
CP Atlas Buyer, Inc.
7.000%, due 12/01/28[2]		100,000	103,711
Griffon Corp.
5.750%, due 03/01/28		250,000	266,875
Grupo Cementos de Chihuahua SAB de CV
5.250%, due 06/23/24[4]		500,000	515,094
James Hardie International Finance DAC
3.625%, due 10/01/26[2]	EUR	150,000	185,071
3.625%, due 10/01/26[4]	EUR	125,000	154,226
JELD-WEN, Inc.
4.625%, due 12/15/25[2]		125,000	127,500
6.250%, due 05/15/25[2]		100,000	106,875
Masonite International Corp.
5.750%, due 09/15/26[2]		75,000	77,813
NWH Escrow Corp.
7.500%, due 08/01/21[2,8]		250,000	71,280
Patrick Industries, Inc.
4.750%, due 05/01/29[2]		125,000	125,312
7.500%, due 10/15/27[2]		125,000	135,625
PCF GmbH
4.750%, due 04/15/26[2]	EUR	200,000	241,544
PGT Innovations, Inc.
6.750%, due 08/01/26[2]		200,000	211,250
SRM Escrow Issuer LLC
6.000%, due 11/01/28[2]		250,000	264,960
Standard Industries, Inc.
2.250%, due 11/21/26[2]	EUR	275,000	324,819
2.250%, due 11/21/26[4]	EUR	425,000	501,993
5.000%, due 02/15/27[2]		50,000	51,563
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[2]		100,000	105,250
6.500%, due 03/15/27[2]		50,000	52,750
U.S. Concrete, Inc.
5.125%, due 03/01/29[2]		100,000	103,250
6.375%, due 06/01/24		100,000	102,000
			5,542,277
Chemicals—2.4%
Axalta Coating Systems Dutch Holding B BV
3.750%, due 01/15/25[4]	EUR	100,000	122,310
Braskem Netherlands Finance BV

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(continued)
5 year CMT + 8.220%,
8.500%, due 01/23/81[4,5]		300,000	346,500
5 year CMT + 8.220%,
8.500%, due 01/23/81[2,5]		250,000	288,750
Chemours Co.
4.000%, due 05/15/26	EUR	475,000	578,135
Cornerstone Chemical Co.
6.750%, due 08/15/24[2]		125,000	119,963
INEOS Finance PLC
2.875%, due 05/01/26[4]	EUR	275,000	334,636
3.375%, due 03/31/26[2]	EUR	100,000	123,982
INEOS Quattro Finance 1 PLC
3.750%, due 07/15/26[4]	EUR	208,000	254,709
3.750%, due 07/15/26[2]	EUR	100,000	122,456
Innophos Holdings, Inc.
9.375%, due 02/15/28[2]		150,000	163,125
Iris Holdings, Inc.
8.750% Cash or 9.500% PIK,
8.750%, due 02/15/26[2,6]		125,000	128,750
Kraton Polymers LLC/Kraton Polymers Capital Corp.
4.250%, due 12/15/25[2]		50,000	50,750
Methanex Corp.
5.125%, due 10/15/27		75,000	79,143
Minerals Technologies, Inc.
5.000%, due 07/01/28[2]		100,000	104,850
NOVA Chemicals Corp.
4.250%, due 05/15/29[2,9]		75,000	74,250
5.000%, due 05/01/25[2]		50,000	53,125
5.250%, due 06/01/27[2]		150,000	159,375
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.750%, due 04/30/26[2]		50,000	51,329
OCI NV
4.625%, due 10/15/25[2]		179,000	186,607
OCP SA
6.875%, due 04/25/44[4]		500,000	601,880
Olin Corp.
5.000%, due 02/01/30		75,000	78,938
5.625%, due 08/01/29		250,000	270,675
9.500%, due 06/01/25[2]		150,000	188,062
Sasol Financing USA LLC
5.500%, due 03/18/31		300,000	304,815
5.875%, due 03/27/24		300,000	319,950
SCIH Salt Holdings, Inc.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
4.875%, due 05/01/28[2]		150,000	149,625
6.625%, due 05/01/29[2]		175,000	172,156
SPCM SA
4.875%, due 09/15/25[2]		200,000	205,066
TPC Group, Inc.
10.500%, due 08/01/24[2]		225,000	210,375
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.125%, due 04/01/29[2]		165,000	167,475
5.375%, due 09/01/25[2]		250,000	255,024
Tronox, Inc.
4.625%, due 03/15/29[2]		175,000	178,719
WR Grace & Co-Conn
4.875%, due 06/15/27[2]		150,000	156,375
			6,601,880
Coal—0.1%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
3.000%, due 03/15/24[10,11,12]		550,000	5,500
Indika Energy Capital IV Pte Ltd.
8.250%, due 10/22/25[2]		300,000	319,650
Murray Energy Corp.
12.000%, due 04/15/24[2,8,10,11]		1,268,693	0
			325,150
Commercial services—2.8%
AA Bond Co. Ltd.
6.500%, due 01/31/26[2]	GBP	100,000	143,126
Adtalem Global Education, Inc.
5.500%, due 03/01/28[2]		275,000	275,687
Ahern Rentals, Inc.
7.375%, due 05/15/23[2]		425,000	381,437
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, due 07/15/26[2]		350,000	370,125
9.750%, due 07/15/27[2]		225,000	246,937
Alta Equipment Group, Inc.
5.625%, due 04/15/26[2]		50,000	50,766
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]		150,000	150,000
Arena Luxembourg Finance SARL
1.875%, due 02/01/28[4]	EUR	300,000	332,723
1.875%, due 02/01/28[2]	EUR	100,000	110,908

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(continued)
ASGN, Inc.
4.625%, due 05/15/28[2]		150,000	156,000
Autostrade per l’Italia SpA
1.875%, due 09/26/29[4]	EUR	100,000	122,028
2.000%, due 01/15/30[4]	EUR	375,000	459,446
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750%, due 04/01/28[2]		75,000	77,689
5.250%, due 03/15/25[2]		16,000	16,240
5.375%, due 03/01/29[2]		100,000	104,125
5.750%, due 07/15/27[2,3]		25,000	26,469
Avis Budget Finance PLC
4.750%, due 01/30/26[4]	EUR	225,000	274,347
Brink’s Co.
5.500%, due 07/15/25[2]		75,000	79,125
Carriage Services, Inc.
4.250%, due 05/15/29[2]		75,000	74,531
EC Finance PLC
2.375%, due 11/15/22[4]	EUR	700,000	824,710
Graham Holdings Co.
5.750%, due 06/01/26[2]		175,000	182,875
Hertz Corp.
5.500%, due 10/15/24[2,8]		125,000	130,163
6.000%, due 01/15/28[2,8]		50,000	54,375
6.250%, due 10/15/22[8]		25,000	26,250
7.125%, due 08/01/26[2,8]		75,000	81,750
House of Finance N.V.
4.375%, due 07/15/26[4]	EUR	300,000	363,746
La Financiere Atalian SASU
4.000%, due 05/15/24[4]	EUR	275,000	323,170
5.125%, due 05/15/25[4]	EUR	125,000	149,581
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.
5.000%, due 02/01/26[2]		50,000	51,625
Metis Merger Sub LLC
6.500%, due 05/15/29[2]		175,000	175,000
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2,3]		350,000	343,000
Modulaire Global Finance PLC
6.500%, due 02/15/23[4]	EUR	300,000	366,635
8.000%, due 02/15/23[2]		200,000	204,000
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]		125,000	128,750
Nielsen Finance LLC/Nielsen Finance Co.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
5.625%, due 10/01/28[2]		75,000	79,969
5.875%, due 10/01/30[2]		50,000	54,750
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[2]		50,000	48,313
5.250%, due 04/15/24[2]		75,000	80,063
6.250%, due 01/15/28[2]		75,000	78,375
Q-Park Holding I BV
2.000%, due 03/01/27[2]	EUR	100,000	112,711
Rent-A-Center, Inc.
6.375%, due 02/15/29[2]		100,000	108,448
Sabre GLBL, Inc.
7.375%, due 09/01/25[2]		25,000	27,219
9.250%, due 04/15/25[2]		150,000	179,250
Verscend Escrow Corp.
9.750%, due 08/15/26[2]		125,000	133,126
WW International, Inc.
4.500%, due 04/15/29[2]		75,000	73,980
			7,833,543
Computers—1.5%
Ahead DB Holdings LLC
6.625%, due 05/01/28[2]		100,000	101,750
Banff Merger Sub, Inc.
8.375%, due 09/01/26[4]	EUR	175,000	221,701
9.750%, due 09/01/26[2]		225,000	239,344
Crowdstrike Holdings, Inc.
3.000%, due 02/15/29		25,000	24,776
Dell International LLC/EMC Corp.
7.125%, due 06/15/24[2]		125,000	128,362
Diebold Nixdorf Dutch Holding BV
9.000%, due 07/15/25[4]	EUR	300,000	398,546
9.000%, due 07/15/25[2]	EUR	100,000	132,849
Diebold Nixdorf, Inc.
8.500%, due 04/15/24[3]		175,000	178,719
9.375%, due 07/15/25[2]		100,000	111,375
Everi Payments, Inc.
7.500%, due 12/15/25[2]		116,000	120,495
Exela Intermediate LLC/Exela Finance, Inc.
10.000%, due 07/15/23[2]		325,000	116,675
NCR Corp.
5.000%, due 10/01/28[2]		125,000	128,750
5.125%, due 04/15/29[2]		300,000	308,625

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Computers—(concluded)
5.250%, due 10/01/30[2]		75,000	77,625
5.750%, due 09/01/27[2]		225,000	237,656
6.125%, due 09/01/29[2]		200,000	217,500
8.125%, due 04/15/25[2]		50,000	54,500
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]		150,000	154,500
8.250%, due 02/01/28[2]		250,000	272,500
Science Applications International Corp.
4.875%, due 04/01/28[2]		200,000	206,250
Seagate HDD Cayman
3.125%, due 07/15/29[2]		100,000	96,211
3.375%, due 07/15/31[2]		100,000	96,284
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, due 06/01/25[2]		325,000	330,999
Vericast Corp.
8.375%, due 08/15/22[2,3]		125,000	127,500
			4,083,492
Cosmetics & personal care—0.2%
Edgewell Personal Care Co.
4.125%, due 04/01/29[2]		175,000	174,562
5.500%, due 06/01/28[2]		125,000	132,813
Oriflame Investment Holding PLC
3 mo. Euribor + 4.250%,
4.250%, due 05/04/26[2,5,9]	EUR	100,000	120,706
			428,081
Distribution & wholesale—0.4%
Avient Corp.
5.750%, due 05/15/25[2]		150,000	158,241
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27[2]		175,000	174,125
H&E Equipment Services, Inc.
3.875%, due 12/15/28[2]		50,000	48,813
IAA, Inc.
5.500%, due 06/15/27[2]		125,000	131,406
KAR Auction Services, Inc.
5.125%, due 06/01/25[2]		125,000	126,743
Performance Food Group, Inc.
5.500%, due 10/15/27[2]		100,000	105,384

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
Univar Solutions USA, Inc.
5.125%, due 12/01/27[2]		225,000	235,118
			979,830
Diversified financial services—3.0%
AG Issuer LLC
6.250%, due 03/01/28[2]		150,000	155,437
Ally Financial, Inc.
8.000%, due 11/01/31		50,000	70,323
8.000%, due 11/01/31		105,000	144,424
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[5,7]		100,000	101,370
Amigo Luxembourg SA
7.625%, due 01/15/24[4]	GBP	225,000	262,572
Bracken MidCo1 PLC
8.875%, due 10/15/23[4,6]	GBP	300,000	428,305
Credito Real SAB de CV
5.000%, due 02/01/27[4]	EUR	275,000	289,828
doValue S.p.A
5.000%, due 08/04/25[2]	EUR	325,000	414,300
Fairstone Financial, Inc.
7.875%, due 07/15/24[2]		200,000	209,500
Garfunkelux Holdco 3 SA
3 mo. Euribor + 6.250%,
6.250%, due 05/01/26[2,5]	EUR	100,000	122,105
6.750%, due 11/01/25[2]	EUR	325,000	405,384
7.750%, due 11/01/25[2]	GBP	100,000	143,281
Genworth Mortgage Holdings, Inc.
6.500%, due 08/15/25[2]		125,000	135,739
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,6]		402,679	402,679
goeasy Ltd.
4.375%, due 05/01/26[2]		75,000	75,844
International Personal Finance PLC
9.750%, due 11/12/25	EUR	300,000	378,114
Louvre Bidco SAS
6.500%, due 09/30/24[2]	EUR	100,000	124,042
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]		200,000	207,242

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Mulhacen Pte Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 08/01/23[4,6]	EUR	510,226	499,936
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[2]		125,000	123,708
5.500%, due 08/15/28[2]		150,000	151,500
6.000%, due 01/15/27[2]		75,000	78,375
Navient Corp.
5.000%, due 03/15/27		25,000	25,188
6.125%, due 03/25/24		350,000	369,687
6.500%, due 06/15/22		100,000	104,750
6.750%, due 06/25/25		325,000	353,681
6.750%, due 06/15/26		200,000	216,000
Newday Bondco PLC
7.375%, due 02/01/24[4]	GBP	100,000	138,623
7.375%, due 02/01/24[2]	GBP	100,000	138,623
OneMain Finance Corp.
5.375%, due 11/15/29		25,000	26,963
6.625%, due 01/15/28		100,000	113,750
6.875%, due 03/15/25		100,000	113,625
7.125%, due 03/15/26		400,000	467,500
8.875%, due 06/01/25		50,000	55,313
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 12/15/22[2]		125,000	126,747
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]		175,000	167,562
PHH Mortgage Corp.
7.875%, due 03/15/26[2]		25,000	25,499
Shriram Transport Finance Co. Ltd.
5.100%, due 07/16/23[4]		200,000	201,300
VistaJet Malta Finance PLC/XO Management Holding, Inc.
10.500%, due 06/01/24[2]		175,000	188,562
Wheel Bidco Ltd.
8.000%, due 11/05/25[11]	GBP	183,000	432,804
			8,190,185
Electric—2.5%
AES Andres BV
5.700%, due 05/04/28[2]		400,000	405,008
AES Andres BV/Dominican Power Partners
7.950%, due 05/11/26[4]		365,000	378,691

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(continued)
AES El Salvador Trust II
6.750%, due 03/28/23[4]		450,000	449,100
Calpine Corp.
4.500%, due 02/15/28[2]		175,000	176,873
4.625%, due 02/01/29[2]		125,000	123,125
5.000%, due 02/01/31[2]		75,000	73,875
5.125%, due 03/15/28[2]		300,000	304,896
Capex SA
6.875%, due 05/15/24[2]		225,000	199,744
6.875%, due 05/15/24[4]		200,000	180,300
Centrais Eletricas Brasileiras SA
3.625%, due 02/04/25[2]		200,000	202,688
Clean Renewable Power Mauritius Pte Ltd.
4.250%, due 03/25/27[2]		200,000	201,100
4.250%, due 03/25/27[4]		200,000	201,100
Clearway Energy Operating LLC
3.750%, due 02/15/31[2]		25,000	24,642
4.750%, due 03/15/28[2]		50,000	52,357
5.000%, due 09/15/26		175,000	180,687
ContourGlobal Power Holdings SA
3.125%, due 01/01/28[2]	EUR	100,000	121,238
Drax Finco PLC
6.625%, due 11/01/25[2]		200,000	206,500
Empresa Generadora de Electricidad Itabo SA
7.950%, due 05/11/26[4]		135,000	140,064
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[4]		400,000	434,875
6.750%, due 08/06/23[4]		410,000	427,375
FirstEnergy Corp.,
Series C,
5.350%, due 07/15/47[13]		225,000	261,000
GenOn Energy, Inc.
3.000%, due 06/15/17[10,11,12]		75,000	0
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]		375,000	377,812
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[2]		275,000	287,624
NRG Energy, Inc.
3.375%, due 02/15/29[2]		25,000	24,469
3.625%, due 02/15/31[2]		75,000	73,478
6.625%, due 01/15/27		150,000	156,330
7.250%, due 05/15/26		150,000	155,321

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric—(concluded)
PG&E Corp.
5.000%, due 07/01/28		75,000	78,563
SMC Global Power Holdings Corp.
5 year CMT + 6.608%,
6.500%, due 04/25/24[4,5,7]		200,000	205,645
Star Energy Geothermal Wayang Windu Ltd.
6.750%, due 04/24/33[4]		221,675	250,825
Talen Energy Supply LLC
6.625%, due 01/15/28[2]		75,000	75,375
7.250%, due 05/15/27[2]		25,000	25,688
10.500%, due 01/15/26[2]		225,000	206,797
Vistra Operations Co. LLC
5.500%, due 09/01/26[2]		300,000	309,939
			6,973,104
Electrical components & equipment—0.3%
Belden, Inc.
3.875%, due 03/15/28[4]	EUR	125,000	156,177
Energizer Gamma Acquisition BV
4.625%, due 07/15/26[4]	EUR	150,000	184,885
4.625%, due 07/15/26[2]	EUR	225,000	277,327
Senvion Holding GmbH
3.875%, due 10/25/22[4,8]	EUR	400,000	4,905
WESCO Distribution, Inc.
7.125%, due 06/15/25[2]		125,000	135,000
7.250%, due 06/15/28[2]		150,000	166,500
			924,794
Electronics—0.4%
Brightstar Escrow Corp.
9.750%, due 10/15/25[2]		100,000	109,000
Imola Merger Corp.
4.750%, due 05/15/29[2]		650,000	675,155
Sensata Technologies BV
4.000%, due 04/15/29[2]		200,000	201,240
Sensata Technologies, Inc.
3.750%, due 02/15/31[2]		75,000	74,478

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electronics—(concluded)
TTM Technologies, Inc.
4.000%, due 03/01/29[2]		100,000	100,125
			1,159,998
Energy-Alternate Sources—0.6%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[2]		300,000	317,640
Continuum Energy Levanter Pte Ltd.
4.500%, due 02/09/27[2]		200,000	204,200
Greenko Solar Mauritius Ltd.
5.550%, due 01/29/25[4]		300,000	307,950
Investment Energy Resources Ltd.
6.250%, due 04/26/29[2]		200,000	213,200
ReNew Power Pvt Ltd.
5.875%, due 03/05/27[2]		300,000	318,137
ReNew Power Synthetic
6.670%, due 03/12/24[2]		200,000	209,538
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]		125,000	130,156
5.000%, due 01/31/28[2]		50,000	53,625
			1,754,446
Engineering & construction—1.1%
Aeropuertos Argentina 2000 SA
9.375%, due 02/01/27[4,6]		188,682	152,361
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[4]		810,000	853,031
Brand Industrial Services, Inc.
8.500%, due 07/15/25[2]		275,000	280,500
GMR Hyderabad International Airport Ltd.
4.750%, due 02/02/26[2]		300,000	294,167
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[2]		175,000	180,250
9.750%, due 07/15/28[2]		150,000	167,250
Obrascon Huarte Lain SA
4.750%, due 03/15/22[4]	EUR	300,000	252,472
Promontoria Holding 264 BV
6.750%, due 08/15/23[4]	EUR	525,000	615,402
VM Consolidated, Inc.
5.500%, due 04/15/29[2]		75,000	76,188

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Engineering & construction—(concluded)
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		200,000	206,500
			3,078,121
Entertainment—3.6%
Affinity Gaming
6.875%, due 12/15/27[2]		150,000	159,226
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, due 02/15/28[2]		100,000	107,000
AMC Entertainment Holdings, Inc.
10.500%, due 04/24/26[2]		28,000	29,462
10.000% Cash or 12.000% PIK,
12.000%, due 06/15/26[2,6]		300,880	258,005
ASR Media & Sponsorship SpA
5.125%, due 08/01/24[4]	EUR	222,709	259,719
5.125%, due 08/01/24[2]	EUR	272,200	317,435
Bally’s Corp.
6.750%, due 06/01/27[2]		100,000	106,383
Boyne USA, Inc.
4.750%, due 05/15/29[2]		100,000	102,750
Caesars Entertainment, Inc.
6.250%, due 07/01/25[2]		150,000	159,480
8.125%, due 07/01/27[2]		450,000	500,031
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[2]		400,000	403,255
5.750%, due 07/01/25[2]		25,000	26,319
Cedar Fair LP
5.250%, due 07/15/29		27,000	27,764
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24		75,000	75,578
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
6.500%, due 10/01/28[2,3]		175,000	188,344
Churchill Downs, Inc.
4.750%, due 01/15/28[2]		75,000	77,063
5.500%, due 04/01/27[2]		150,000	155,710
Cinemark USA, Inc.
4.875%, due 06/01/23		200,000	199,740
5.875%, due 03/15/26[2]		125,000	129,531
Cirsa Finance International SARL
6.250%, due 12/20/23[4]	EUR	100,000	121,847
Codere Finance 2 Luxembourg SA
10.750%, due 09/30/23[4,13]	EUR	98,000	125,187

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(continued)
4.500% Cash and 6.250% PIK,
10.750%, due 11/01/23[4,6]	EUR	350,000	283,859
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, due 02/15/23[2]		150,000	156,000
Gamma Bidco SpA
5.125%, due 07/15/25[2]	EUR	100,000	121,608
6.250%, due 07/15/25[2]	EUR	250,000	314,421
Gateway Casinos & Entertainment Ltd.
8.250%, due 03/01/24[2]		225,000	216,000
Golden Entertainment, Inc.
7.625%, due 04/15/26[2]		325,000	346,734
Inter Media and Communication SpA
4.875%, due 12/31/22[4]	EUR	172,928	203,745
International Game Technology PLC
4.125%, due 04/15/26[2]		200,000	206,082
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[2]		225,000	234,562
LHMC Finco 2 SARL
7.250% Cash or 8.000% PIK,
7.250%, due 10/02/25[4,6]	EUR	200,000	221,038
Live Nation Entertainment, Inc.
3.750%, due 01/15/28[2]		25,000	24,909
5.625%, due 03/15/26[2]		100,000	104,000
Merlin Entertainments Ltd.
5.750%, due 06/15/26[2]		219,000	231,045
Midwest Gaming Borrower LLC
4.875%, due 05/01/29[2]		125,000	124,961
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2,3]		325,000	339,267
8.000%, due 02/01/26[2]		275,000	279,125
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In
8.500%, due 11/15/27[2]		50,000	53,175
Sazka Group AS
3.875%, due 02/15/27[4]	EUR	100,000	118,241
3.875%, due 02/15/27[2]	EUR	200,000	235,115
Scientific Games International, Inc.
3.375%, due 02/15/26[4]	EUR	300,000	360,675
3.375%, due 02/15/26[2]	EUR	175,000	210,394
5.500%, due 02/15/26[2]	EUR	275,000	332,272
7.000%, due 05/15/28[2]		425,000	456,875
7.250%, due 11/15/29[2]		75,000	82,494
8.250%, due 03/15/26[2]		150,000	161,625

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Entertainment—(concluded)
SeaWorld Parks & Entertainment, Inc.
9.500%, due 08/01/25[2]		475,000	515,764
WMG Acquisition Corp.
3.625%, due 10/15/26[4]	EUR	175,000	216,674
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		75,000	77,526
7.750%, due 04/15/25[2]		150,000	162,000
			9,920,015
Environmental control—0.1%
Covanta Holding Corp.
5.000%, due 09/01/30		100,000	102,625
GFL Environmental, Inc.
4.000%, due 08/01/28[2]		100,000	95,694
			198,319
Food—2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, due 03/15/29[2]		50,000	48,000
4.625%, due 01/15/27[2]		150,000	156,000
5.750%, due 03/15/25		8,000	8,250
Boparan Finance PLC
7.625%, due 11/30/25[2]	GBP	200,000	272,299
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]		100,000	99,370
Casino Guichard Perrachon SA
5 year EUR Swap + 3.819%,
3.992%, due 01/31/24[4,5,7]	EUR	500,000	438,821
Grupo KUO SAB De CV
5.750%, due 07/07/27[4]		750,000	786,469
HJ Heinz Finance UK PLC
6.250%, due 02/18/30	GBP	100,000	175,001
Iceland Bondco PLC
4.375%, due 05/15/28[2]	GBP	150,000	198,934
4.375%, due 05/15/28[4]	GBP	150,000	198,934
4.625%, due 03/15/25[4]	GBP	200,000	272,015
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%, due 01/15/30[2]		200,000	220,002
Kraft Heinz Foods Co.
4.125%, due 07/01/27[4]	GBP	100,000	153,687
4.875%, due 10/01/49		175,000	200,810
5.000%, due 06/04/42		125,000	144,368

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Food—(concluded)
5.200%, due 07/15/45		250,000	295,778
6.500%, due 02/09/40		250,000	330,406
6.875%, due 01/26/39		100,000	137,243
Minerva Luxembourg SA
4.375%, due 03/18/31[2]		250,000	243,502
Nathan’s Famous, Inc.
6.625%, due 11/01/25[2]		150,000	153,750
NBM US Holdings, Inc.
7.000%, due 05/14/26[4]		500,000	537,594
Quatrim SASU
5.875%, due 01/15/24[4]	EUR	100,000	125,335
SEG Holding LLC/SEG Finance Corp.
5.625%, due 10/15/28[2,3]		250,000	263,125
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[2]		125,000	125,964
Ulker Biskuvi Sanayi AS
6.950%, due 10/30/25[2]		250,000	269,375
United Natural Foods, Inc.
6.750%, due 10/15/28[2,3]		50,000	53,875
US Foods, Inc.
4.750%, due 02/15/29[2]		200,000	201,750
6.250%, due 04/15/25[2]		100,000	106,219
			6,216,876
Forest Products & Paper—0.3%
Appvion, Inc.
9.000%, due 06/01/25[10,11,12]		650,000	6,500
Mercer International, Inc.
5.125%, due 02/01/29[2]		150,000	155,063
WEPA Hygieneprodukte GmbH
2.875%, due 12/15/27[4]	EUR	475,000	570,583
			732,146
Gas—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25		50,000	55,563

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Gas—(concluded)
5.750%, due 05/20/27		150,000	167,730
			223,293
Hand & machine tools—0.2%
Norican A/S
4.500%, due 05/15/23[4]	EUR	200,000	231,045
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2,3]		200,000	210,750
			441,795
Healthcare-products—0.1%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.250%, due 02/01/28[2]		90,000	98,730
7.375%, due 06/01/25[2]		75,000	80,813
			179,543
Healthcare-services—2.4%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[2]		100,000	103,375
5.500%, due 07/01/28[2]		125,000	132,031
Air Methods Corp.
8.000%, due 05/15/25[2]		225,000	210,937
Catalent Pharma Solutions, Inc.
2.375%, due 03/01/28[4]	EUR	400,000	479,189
Centene Corp.
3.000%, due 10/15/30		100,000	99,250
4.250%, due 12/15/27		225,000	235,825
5.375%, due 06/01/26[2]		175,000	182,315
Charles River Laboratories International, Inc.
3.750%, due 03/15/29[2]		75,000	76,313
4.000%, due 03/15/31[2,3]		75,000	77,250
CHS/Community Health Systems, Inc.
4.750%, due 02/15/31[2]		250,000	248,125
5.625%, due 03/15/27[2]		150,000	159,000
6.000%, due 01/15/29[2]		100,000	105,266
6.625%, due 02/15/25[2]		200,000	210,750
6.875%, due 04/01/28[2]		148,000	139,860
6.875%, due 04/15/29[2]		150,000	156,750
8.000%, due 03/15/26[2]		250,000	269,375
8.000%, due 12/15/27[2]		250,000	275,000
8.125%, due 06/30/24[2]		200,000	208,750
DaVita, Inc.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Healthcare-services—(continued)
3.750%, due 02/15/31[2]	125,000	118,750
4.625%, due 06/01/30[2]	350,000	354,375
Encompass Health Corp.
4.750%, due 02/01/30	125,000	131,250
Envision Healthcare Corp.
8.750%, due 10/15/26[2]	200,000	145,206
HCA, Inc.
3.500%, due 09/01/30	75,000	77,089
5.375%, due 09/01/26	50,000	56,768
IQVIA, Inc.
5.000%, due 05/15/27[2]	125,000	130,781
Legacy LifePoint Health LLC
6.750%, due 04/15/25[2]	100,000	106,250
LifePoint Health, Inc.
5.375%, due 01/15/29[2]	100,000	100,020
ModivCare, Inc.
5.875%, due 11/15/25[2]	75,000	79,688
Molina Healthcare, Inc.
3.875%, due 11/15/30[2]	100,000	103,000
Prime Healthcare Services, Inc.
7.250%, due 11/01/25[2]	150,000	161,352
Rede D’or Finance SARL
4.500%, due 01/22/30[4]	200,000	196,450
RP Escrow Issuer LLC
5.250%, due 12/15/25[2]	100,000	104,091
Select Medical Corp.
6.250%, due 08/15/26[2]	150,000	159,485
Syneos Health, Inc.
3.625%, due 01/15/29[2]	75,000	73,313
Tenet Healthcare Corp.
4.625%, due 07/15/24	125,000	126,887
4.625%, due 09/01/24[2]	125,000	128,750
4.625%, due 06/15/28[2]	100,000	103,324
4.875%, due 01/01/26[2]	75,000	77,925
5.125%, due 11/01/27[2]	50,000	52,440
6.125%, due 10/01/28[2]	500,000	527,500
6.250%, due 02/01/27[2]	50,000	52,438
6.750%, due 06/15/23	75,000	81,900
6.875%, due 11/15/31	87,000	97,005

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
U.S. Acute Care Solutions LLC
6.375%, due 03/01/26[2]	25,000	26,100
		6,741,498
Holding companies-divers—0.4%
KOC Holding AS
5.250%, due 03/15/23[4]	500,000	510,875
6.500%, due 03/11/25[4]	400,000	428,000
6.500%, due 03/11/25[2]	200,000	214,000
		1,152,875
Home builders—1.2%
Adams Homes, Inc.
7.500%, due 02/15/25[2]	150,000	157,125
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.625%, due 01/15/28[2]	100,000	107,250
6.750%, due 08/01/25[2]	175,000	182,219
Beazer Homes USA, Inc.
6.750%, due 03/15/25	225,000	231,750
7.250%, due 10/15/29	100,000	111,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.
4.875%, due 02/15/30[2]	150,000	149,812
6.375%, due 05/15/25[2]	150,000	153,375
Century Communities, Inc.
5.875%, due 07/15/25	225,000	232,875
Empire Communities Corp.
7.000%, due 12/15/25[2]	125,000	133,750
Forestar Group, Inc.
3.850%, due 05/15/26[2]	100,000	101,045
5.000%, due 03/01/28[2]	75,000	77,813
Installed Building Products, Inc.
5.750%, due 02/01/28[2]	150,000	157,500
KB Home
6.875%, due 06/15/27	100,000	118,000
7.625%, due 05/15/23	50,000	54,375
Mattamy Group Corp.
4.625%, due 03/01/30[2]	150,000	151,875
Meritage Homes Corp.
6.000%, due 06/01/25	290,000	326,975
Picasso Finance Sub, Inc.
6.125%, due 06/15/25[2]	67,000	71,271
Shea Homes LP/Shea Homes Funding Corp.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Home builders—(concluded)
4.750%, due 02/15/28[2]		100,000	101,750
4.750%, due 04/01/29[2]		125,000	126,306
STL Holding Co. LLC
7.500%, due 02/15/26[2]		175,000	183,421
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24		200,000	222,350
Tri Pointe Homes, Inc.
5.700%, due 06/15/28		75,000	83,270
Williams Scotsman International, Inc.
4.625%, due 08/15/28[2]		125,000	127,521
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]		100,000	108,400
			3,471,028
Home Furnishings—0.1%
Tempur Sealy International, Inc.
4.000%, due 04/15/29[2]		125,000	126,604
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26[2]		75,000	77,906
			204,510
Household products/wares—0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30		75,000	77,360
4.125%, due 04/30/31[2]		100,000	99,500
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.000%, due 12/31/26[2]		50,000	50,438
7.000%, due 12/31/27[2]		75,000	72,741
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	EUR	325,000	399,440
4.000%, due 10/01/26[4]	EUR	100,000	122,905
5.500%, due 07/15/30[2]		50,000	53,937
5.750%, due 07/15/25		5,000	5,147
			881,468
Housewares—0.3%
Newell Brands, Inc.
4.700%, due 04/01/26[13]		175,000	195,125
5.875%, due 04/01/36[13]		350,000	434,770
6.000%, due 04/01/46[13]		50,000	63,891

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Housewares—(concluded)
Scotts Miracle-Gro Co.
4.000%, due 04/01/31[2]		150,000	148,500
			842,286
Insurance—0.8%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]		375,000	385,312
10.125%, due 08/01/26[2]		25,000	28,531
AssuredPartners, Inc.
5.625%, due 01/15/29[2]		75,000	76,030
7.000%, due 08/15/25[2]		150,000	153,000
BroadStreet Partners, Inc.
5.875%, due 04/15/29[2]		75,000	76,140
Genworth Holdings, Inc.
7.625%, due 09/24/21[3]		100,000	101,750
4.900%, due 08/15/23		275,000	271,563
HUB International Ltd.
7.000%, due 05/01/26[2]		250,000	259,018
MGIC Investment Corp.
5.250%, due 08/15/28		175,000	184,625
5.750%, due 08/15/23		100,000	108,125
NMI Holdings, Inc.
7.375%, due 06/01/25[2]		150,000	172,500
Radian Group, Inc.
4.500%, due 10/01/24		200,000	210,500
4.875%, due 03/15/27		175,000	185,500
			2,212,594
Internet—1.2%
Arches Buyer, Inc.
4.250%, due 06/01/28[2]		75,000	74,719
6.125%, due 12/01/28[2]		25,000	25,625
B2W Digital Lux SARL
4.375%, due 12/20/30[2]		200,000	197,312
Cogent Communications Group, Inc.
4.375%, due 06/30/24[4]	EUR	500,000	613,063
4.375%, due 06/30/24[2]	EUR	100,000	122,613
Endure Digital, Inc.
6.000%, due 02/15/29[2]		150,000	143,625
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, due 03/01/29[2]		75,000	73,036
5.250%, due 12/01/27[2]		225,000	235,406

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Internet—(concluded)
Match Group Holdings II LLC
5.000%, due 12/15/27[2]		50,000	52,625
MercadoLibre, Inc.
3.125%, due 01/14/31		300,000	286,950
Netflix, Inc.
3.875%, due 11/15/29[4]	EUR	175,000	254,575
5.375%, due 11/15/29[2]		25,000	29,688
6.375%, due 05/15/29		175,000	219,625
Uber Technologies, Inc.
6.250%, due 01/15/28[2]		125,000	135,801
7.500%, due 05/15/25[2]		50,000	54,062
7.500%, due 09/15/27[2]		75,000	82,708
8.000%, due 11/01/26[2]		225,000	243,495
United Group BV
3 mo. Euribor + 3.250%,
3.250%, due 02/15/26[2,5]	EUR	100,000	117,670
4.875%, due 07/01/24[4]	EUR	300,000	365,732
			3,328,330
Investment companies—0.5%
Compass Group Diversified Holdings LLC
5.250%, due 04/15/29[2]		125,000	131,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29[2]		125,000	121,240
4.750%, due 09/15/24		425,000	445,357
5.250%, due 05/15/27[2]		100,000	102,000
5.250%, due 05/15/27		375,000	382,500
6.250%, due 05/15/26		300,000	316,230
6.375%, due 12/15/25		25,000	25,806
			1,525,008
Iron & steel—1.1%
ABJA Investment Co. Pte Ltd.
5.450%, due 01/24/28[4]		300,000	310,119
Allegheny Technologies, Inc.
5.875%, due 12/01/27[3]		150,000	158,438
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		175,000	186,055
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]		175,000	189,000
Carpenter Technology Corp.
6.375%, due 07/15/28		200,000	219,339

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Iron & steel—(concluded)
Cleveland-Cliffs, Inc.
4.625%, due 03/01/29[2,3]		100,000	101,875
4.875%, due 03/01/31[2]		100,000	101,750
5.750%, due 03/01/25[3]		125,000	128,438
5.875%, due 06/01/27[3]		225,000	235,969
6.750%, due 03/15/26[2]		100,000	108,500
CSN Inova Ventures
6.750%, due 01/28/28[4]		250,000	271,700
GUSAP III LP
4.250%, due 01/21/30[2]		250,000	263,127
Mineral Resources Ltd.
8.125%, due 05/01/27[2]		148,000	163,922
TMS International Corp.
6.250%, due 04/15/29[2]		125,000	130,000
United States Steel Corp.
6.875%, due 03/01/29		350,000	365,312
			2,933,544
Leisure Time—2.9%
Carlson Travel, Inc.
9.500% Cash and 2.000% PIK,
11.500%, due 12/15/26[2,6]		201,266	157,994
Carnival Corp.
5.750%, due 03/01/27[2]		1,200,000	1,265,256
6.650%, due 01/15/28		100,000	107,000
7.625%, due 03/01/26[2]		300,000	328,500
9.875%, due 08/01/27[2]		125,000	146,875
10.125%, due 02/01/26[2]	EUR	125,000	175,617
10.500%, due 02/01/26[2]		250,000	294,662
Carnival PLC
1.000%, due 10/28/29	EUR	875,000	865,151
Life Time, Inc.
5.750%, due 01/15/26[2]		100,000	103,250
8.000%, due 04/15/26[2,3]		900,000	945,306
NCL Corp. Ltd.
3.625%, due 12/15/24[2]		75,000	71,992
5.875%, due 03/15/26[2]		375,000	391,875
12.250%, due 05/15/24[2]		250,000	304,947
NCL Finance Ltd.
6.125%, due 03/15/28[2]		125,000	131,665
Pinnacle Bidco PLC
5.500%, due 02/15/25[2]	EUR	100,000	121,941

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Leisure Time—(concluded)
5.500%, due 02/15/25[4]	EUR	275,000	335,337
6.375%, due 02/15/25[4]	GBP	325,000	453,873
Royal Caribbean Cruises Ltd.
3.700%, due 03/15/28[3]		175,000	166,210
5.250%, due 11/15/22		175,000	179,790
5.500%, due 04/01/28[2]		325,000	340,827
7.500%, due 10/15/27		50,000	59,016
9.125%, due 06/15/23[2]		125,000	137,995
11.500%, due 06/01/25[2]		175,000	202,727
Viking Cruises Ltd.
5.875%, due 09/15/27[2]		375,000	366,562
6.250%, due 05/15/25[2]		25,000	24,875
7.000%, due 02/15/29[2]		75,000	77,719
13.000%, due 05/15/25[2]		75,000	87,765
Viking Ocean Cruises Ship VII, Ltd.
5.625%, due 02/15/29[2]		75,000	76,219
VOC Escrow Ltd.
5.000%, due 02/15/28[2]		150,000	152,625
			8,073,571
Lodging—1.4%
Accor SA
5 year EUR Swap + 3.252%,
2.625%, due 01/30/25[4,5,7]	EUR	300,000	348,123
Arrow Bidco LLC
9.500%, due 03/15/24[2]		50,000	49,875
Boyd Gaming Corp.
6.000%, due 08/15/26		425,000	440,937
Fortune Star BVI Ltd.
6.850%, due 07/02/24[4]		200,000	211,750
Full House Resorts, Inc.
8.250%, due 02/15/28[2]		175,000	188,125
Hilton Domestic Operating Co., Inc.
3.625%, due 02/15/32[2]		25,000	24,586
3.750%, due 05/01/29[2]		50,000	50,125
5.750%, due 05/01/28[2]		100,000	107,500
Inn of the Mountain Gods Resort & Casino
9.250% Cash or 9.250% PIK,
9.250%, due 11/30/23[6]		61,208	60,290
Marriott Ownership Resorts, Inc.
4.750%, due 01/15/28		50,000	50,706

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
Melco Resorts Finance Ltd.
5.250%, due 04/26/26[2]		200,000	208,600
MGM Resorts International
6.000%, due 03/15/23		175,000	187,250
7.750%, due 03/15/22		115,000	120,855
Studio City Finance Ltd.
5.000%, due 01/15/29[2]		200,000	204,500
Travel + Leisure Co.
4.625%, due 03/01/30[2]		75,000	78,000
6.625%, due 07/31/26[2]		200,000	229,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]		550,000	580,937
5.500%, due 03/01/25[2]		175,000	186,813
Wynn Macau Ltd.
5.625%, due 08/26/28[2]		400,000	421,000
			3,749,222
Machinery-construction & mining—0.1%
BWX Technologies, Inc.
4.125%, due 04/15/29[2]		75,000	77,063
Manitowoc Co., Inc.
9.000%, due 04/01/26[2]		75,000	81,187
Terex Corp.
5.000%, due 05/15/29[2]		225,000	234,000
			392,250
Machinery-diversified—0.4%
Galapagos SA,
5.375% 06/15/2021,
5.375%, due 06/15/21[4,8]	EUR	27,500	350
GrafTech Finance, Inc.
4.625%, due 12/15/28[2]		50,000	51,407
Granite US Holdings Corp.
11.000%, due 10/01/27[2]		100,000	112,250
Husky III Holding Ltd.
13.000% Cash or 13.750% PIK,
13.000%, due 02/15/25[2,6]		125,000	136,250
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]		150,000	151,875
Selecta Group BV
8.000%, due 04/01/26[4,6]	EUR	90,000	108,841
8.000%, due 04/01/26[2,6]	EUR	188,731	228,241

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Machinery-diversified—(concluded)
10.000%, due 07/01/26[2,6]	EUR	65,283	70,873
SPX FLOW, Inc.
5.875%, due 08/15/26[2]		175,000	182,000
Titan Acquisition Ltd./Titan Co-Borrower LLC
7.750%, due 04/15/26[2]		175,000	181,781
			1,223,868
Media—4.7%
Altice Financing SA
2.250%, due 01/15/25[4]	EUR	200,000	235,340
5.000%, due 01/15/28[2]		200,000	197,250
AMC Networks, Inc.
4.250%, due 02/15/29		150,000	148,125
Cable Onda SA
4.500%, due 01/30/30[2]		300,000	318,000
Cable One, Inc.
4.000%, due 11/15/30[2]		25,000	24,625
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]		225,000	225,000
4.500%, due 08/15/30[2]		100,000	101,739
4.500%, due 05/01/32[2]		525,000	530,250
4.500%, due 06/01/33[2]		125,000	125,978
4.750%, due 03/01/30[2]		75,000	78,281
Clear Channel Worldwide Holdings, Inc.
5.125%, due 08/15/27[2]		225,000	228,375
9.250%, due 02/15/24		41,000	42,794
CSC Holdings LLC
4.125%, due 12/01/30[2]		200,000	199,000
4.625%, due 12/01/30[2]		900,000	879,750
5.000%, due 11/15/31[2,9]		200,000	200,375
CSC Holdings LLC Co.
4.500%, due 11/15/31[2]		400,000	400,000
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, due 08/15/26[2]		450,000	328,500
6.625%, due 08/15/27[2]		200,000	108,000
DISH DBS Corp.
5.875%, due 11/15/24		100,000	108,186
7.375%, due 07/01/28		175,000	188,987
Entercom Media Corp.
6.750%, due 03/31/29[2]		100,000	103,000
GCI LLC
4.750%, due 10/15/28[2]		150,000	154,500

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(continued)
Gray Television, Inc.
4.750%, due 10/15/30[2]		325,000	325,000
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]		125,000	128,750
5.250%, due 08/15/27[2]		75,000	77,625
6.375%, due 05/01/26		130,175	138,679
LCPR Senior Secured Financing DAC
6.750%, due 10/15/27[2]		200,000	215,000
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[2]		125,000	130,550
News Corp.
3.875%, due 05/15/29[2]		300,000	305,913
Nexstar Broadcasting, Inc.
4.750%, due 11/01/28[2]		150,000	152,812
RCS & RDS SA
2.500%, due 02/05/25[2]	EUR	200,000	240,173
3.250%, due 02/05/28[4]	EUR	300,000	362,370
Salem Media Group, Inc.
6.750%, due 06/01/24[2]		100,000	98,750
Scripps Escrow II, Inc.
3.875%, due 01/15/29[2]		25,000	24,846
5.375%, due 01/15/31[2]		50,000	50,688
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]		25,000	26,306
Sinclair Television Group, Inc.
4.125%, due 12/01/30[2]		125,000	121,875
5.125%, due 02/15/27[2]		150,000	148,500
5.500%, due 03/01/30[2]		50,000	49,688
5.875%, due 03/15/26[2]		200,000	205,750
Sirius XM Radio, Inc.
4.625%, due 07/15/24[2]		100,000	102,625
5.500%, due 07/01/29[2]		200,000	216,125
Spanish Broadcasting System, Inc.
9.750%, due 03/01/26[2]		100,000	96,250
Summer BidCo BV
9.000% Cash or 9.750% PIK,
9.000%, due 11/15/25[2,6]	EUR	256,703	314,948
TEGNA, Inc.
4.625%, due 03/15/28		350,000	357,437
5.000%, due 09/15/29		100,000	103,750
Townsquare Media, Inc.
6.875%, due 02/01/26[2]		100,000	104,250
Univision Communications, Inc.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
5.125%, due 02/15/25[2]		100,000	101,625
6.625%, due 06/01/27[2]		175,000	189,656
9.500%, due 05/01/25[2]		100,000	111,125
UPC Broadband Finco BV
4.875%, due 07/15/31[2]		400,000	398,632
UPC Holding BV
3.875%, due 06/15/29[4]	EUR	300,000	365,739
UPCB Finance VII Ltd.
3.625%, due 06/15/29[4]	EUR	500,000	616,429
Virgin Media Finance PLC
5.000%, due 07/15/30[2]		200,000	199,416
Virgin Media Secured Finance PLC
4.125%, due 08/15/30[2]	GBP	200,000	276,900
4.250%, due 01/15/30[4]	GBP	100,000	138,807
5.000%, due 04/15/27[4]	GBP	200,000	288,639
Virgin Media Vendor Financing Notes III DAC
4.875%, due 07/15/28[2]	GBP	100,000	141,558
VTR Finance N.V.
6.375%, due 07/15/28[2]		200,000	216,000
6.375%, due 07/15/28[4]		250,000	270,000
VZ Vendor Financing II BV
2.875%, due 01/15/29[2]	EUR	300,000	353,011
Ziggo Bond Co. BV
6.000%, due 01/15/27[2]		350,000	365,750
			13,058,002
Metal Fabricate/Hardware—0.2%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[2]		75,000	78,497
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, due 12/15/23[2]		175,000	178,010
Hillman Group, Inc.
6.375%, due 07/15/22[2]		200,000	199,980
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		175,000	178,938
			635,425
Mining—2.0%
Alcoa Nederland Holding BV
7.000%, due 09/30/26[2]		400,000	421,000
Arconic Corp.
6.000%, due 05/15/25[2]		100,000	106,750

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Mining—(continued)
6.125%, due 02/15/28[2]		25,000	26,563
Coeur Mining, Inc.
5.125%, due 02/15/29[2]		100,000	96,971
Compass Minerals International, Inc.
6.750%, due 12/01/27[2]		25,000	26,938
Constellium SE
3.750%, due 04/15/29[2]		250,000	244,687
First Quantum Minerals Ltd.
6.500%, due 03/01/24[2]		600,000	615,750
6.875%, due 10/15/27[2]		200,000	219,500
7.500%, due 04/01/25[4]		400,000	415,250
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31[2]		275,000	285,656
Freeport-McMoRan, Inc.
4.125%, due 03/01/28		100,000	105,427
4.250%, due 03/01/30		275,000	295,625
4.375%, due 08/01/28		150,000	159,938
4.625%, due 08/01/30		175,000	193,156
5.000%, due 09/01/27		250,000	265,282
5.450%, due 03/15/43		25,000	30,524
IAMGOLD Corp.
5.750%, due 10/15/28[2,3]		100,000	104,000
Kaiser Aluminum Corp.
4.625%, due 03/01/28[2]		25,000	25,688
6.500%, due 05/01/25[2]		275,000	291,500
KME SE
6.750%, due 02/01/23[4]	EUR	500,000	478,495
Mountain Province Diamonds, Inc.
8.000%, due 12/15/22[2,3]		100,000	91,625
Novelis Corp.
4.750%, due 01/30/30[2]		50,000	52,000
5.875%, due 09/30/26[2]		175,000	182,558
Petra Diamonds US Treasury PLC
10.500%, due 03/08/26[2,6]		101,000	98,475
Taseko Mines Ltd.
7.000%, due 02/15/26[2]		125,000	130,000
Vedanta Resources Finance II PLC
13.875%, due 01/21/24[2]		200,000	219,100

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Mining—(concluded)
Vedanta Resources Ltd.
6.375%, due 07/30/22[2]	300,000	295,462
		5,477,920
Miscellaneous manufacturers—0.6%
Amsted Industries, Inc.
5.625%, due 07/01/27[2]	75,000	79,500
Bombardier, Inc.
6.000%, due 10/15/22[2]	425,000	425,106
7.500%, due 12/01/24[2]	325,000	329,875
7.500%, due 03/15/25[2]	50,000	49,906
EnPro Industries, Inc.
5.750%, due 10/15/26	25,000	26,438
FXI Holdings, Inc.
7.875%, due 11/01/24[2]	125,000	129,063
12.250%, due 11/15/26[2]	394,000	456,055
Hillenbrand, Inc.
3.750%, due 03/01/31	125,000	123,906
		1,619,849
Office & business equipment—0.2%
CDW LLC/CDW Finance Corp.
4.125%, due 05/01/25	75,000	78,265
Xerox Holdings Corp.
5.000%, due 08/15/25[2]	175,000	183,750
5.500%, due 08/15/28[2]	150,000	156,750
		418,765
Oil & gas—10.0%
Aethon United BR LP/Aethon United Finance Corp.
8.250%, due 02/15/26[2]	175,000	186,037
Antero Resources Corp.
5.625%, due 06/01/23	25,000	25,094
7.625%, due 02/01/29[2]	100,000	108,445
Apache Corp.
4.250%, due 01/15/30	150,000	150,534
4.750%, due 04/15/43	125,000	124,125
5.100%, due 09/01/40	300,000	307,537
5.350%, due 07/01/49	125,000	125,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[2]	25,000	25,313
8.250%, due 12/31/28[2]	50,000	53,676

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
9.000%, due 11/01/27[2]	100,000	129,750
Callon Petroleum Co.
6.125%, due 10/01/24	325,000	300,625
6.250%, due 04/15/23[3]	150,000	142,500
Cenovus Energy, Inc.
3.000%, due 08/15/22	125,000	127,805
5.250%, due 06/15/37	50,000	55,588
5.375%, due 07/15/25	50,000	56,850
5.400%, due 06/15/47	125,000	142,161
Centennial Resource Production LLC
5.375%, due 01/15/26[2]	150,000	140,437
Chaparral Energy, Inc. Co.
10.000%, due 02/14/25[10]	20,875	19,831
Citgo Holding, Inc.
9.250%, due 08/01/24[2]	250,000	257,500
CITGO Petroleum Corp.
7.000%, due 06/15/25[2]	150,000	154,687
CNX Resources Corp.
6.000%, due 01/15/29[2]	150,000	160,095
7.250%, due 03/14/27[2]	275,000	297,060
Comstock Resources, Inc.
6.750%, due 03/01/29[2]	150,000	153,225
7.500%, due 05/15/25[2]	43,000	44,411
9.750%, due 08/15/26	45,000	48,928
Continental Resources, Inc.
4.500%, due 04/15/23	11,000	11,545
CrownRock LP/CrownRock Finance, Inc.
5.000%, due 05/01/29[2]	100,000	102,375
5.625%, due 10/15/25[2]	225,000	232,875
Endeavor Energy Resources LP/EER Finance, Inc.
5.500%, due 01/30/26[2]	50,000	51,781
5.750%, due 01/30/28[2]	150,000	160,125
Energean Israel Finance Ltd.
5.375%, due 03/30/28[2,4]	75,000	77,545
5.875%, due 03/30/31[2,4]	75,000	77,351
Ensign Drilling, Inc.
9.250%, due 04/15/24[2]	200,000	161,000
EQT Corp.
3.900%, due 10/01/27	175,000	182,453
5.000%, due 01/15/29	50,000	54,611
7.625%, due 02/01/25[13]	100,000	115,102
8.500%, due 02/01/30[13]	125,000	159,844

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Gazprom PJSC Via Gaz Capital SA
4.950%, due 07/19/22[4]	200,000	208,475
Geopark Ltd.
5.500%, due 01/17/27[2]	500,000	514,250
Global Marine, Inc.
7.000%, due 06/01/28	100,000	56,250
Gulfport Energy Corp.
6.000%, due 10/15/24[8]	50,000	50,125
6.375%, due 05/15/25[8]	100,000	100,250
6.375%, due 01/15/26[8]	175,000	175,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[2]	50,000	50,875
6.000%, due 02/01/31[2]	125,000	128,750
6.250%, due 11/01/28[2]	175,000	181,645
Indigo Natural Resources LLC
5.375%, due 02/01/29[2]	125,000	124,062
KazMunayGas National Co. JSC
3.500%, due 04/14/33[2]	500,000	517,590
4.750%, due 04/19/27[4]	250,000	284,875
Laredo Petroleum, Inc.
9.500%, due 01/15/25	175,000	180,250
Leviathan Bond Ltd.
6.125%, due 06/30/25[2,4]	75,000	82,125
6.500%, due 06/30/27[2,4]	300,000	332,681
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	175,000	180,084
Matador Resources Co.
5.875%, due 09/15/26	275,000	274,312
Medco Bell Pte Ltd.
6.375%, due 01/30/27[2]	250,000	256,000
MEG Energy Corp.
7.125%, due 02/01/27[2]	325,000	347,028
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	100,000	88,750
10.500%, due 05/15/27[2]	50,000	47,000
Murphy Oil Corp.
5.750%, due 08/15/25	250,000	255,699
5.875%, due 12/01/27	150,000	150,750
6.375%, due 07/15/28	100,000	101,500
6.375%, due 12/01/42[13]	125,000	117,187
Nabors Industries Ltd.
7.250%, due 01/15/26[2]	50,000	44,000

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
7.500%, due 01/15/28[2]		150,000	130,687
Nabors Industries, Inc.
5.750%, due 02/01/25		150,000	124,125
Noble Finance Co.
11.000% Cash or 15.000% PIK,
11.000%, due 02/15/28[2,6]		2,757	2,964
Northern Oil and Gas, Inc.
8.125%, due 03/01/28[2]		225,000	231,237
Occidental Petroleum Corp.
3.200%, due 08/15/26		100,000	97,250
3.400%, due 04/15/26		75,000	74,171
3.500%, due 06/15/25		75,000	75,375
5.500%, due 12/01/25		125,000	134,375
5.550%, due 03/15/26		300,000	322,125
5.875%, due 09/01/25[3]		200,000	218,500
6.125%, due 01/01/31		75,000	83,438
6.200%, due 03/15/40		100,000	106,250
6.375%, due 09/01/28		25,000	28,000
6.450%, due 09/15/36		200,000	227,250
6.950%, due 07/01/24		75,000	82,969
7.125%, due 10/15/27		50,000	54,250
7.500%, due 05/01/31		400,000	476,000
7.875%, due 09/15/31		150,000	182,250
8.000%, due 07/15/25		75,000	87,563
8.500%, due 07/15/27		150,000	182,437
8.875%, due 07/15/30		150,000	192,750
Ovintiv, Inc.
8.125%, due 09/15/30		125,000	168,155
Parkland Corp.
4.500%, due 10/01/29[2]		300,000	306,195
5.875%, due 07/15/27[2]		150,000	159,720
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28		100,000	75,459
7.250%, due 06/15/25		25,000	21,313
9.250%, due 05/15/25[2]		100,000	104,750
PDC Energy, Inc.
6.125%, due 09/15/24		75,000	76,875
Petrobras Global Finance BV
5.093%, due 01/15/30		500,000	528,375
5.600%, due 01/03/31		370,000	399,415
5.999%, due 01/27/28		200,000	225,984
6.625%, due 01/16/34	GBP	100,000	155,608

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
6.750%, due 06/03/50		905,000	990,260
6.850%, due 06/05/15		475,000	502,001
6.900%, due 03/19/49		125,000	140,700
Petroleos Mexicanos
2.750%, due 04/21/27[4]	EUR	575,000	635,337
4.625%, due 09/21/23		425,000	440,925
4.750%, due 02/26/29[4]	EUR	375,000	446,885
4.875%, due 02/21/28[4]	EUR	100,000	121,487
5.125%, due 03/15/23[4]	EUR	300,000	378,377
5.950%, due 01/28/31		300,000	289,620
6.500%, due 03/13/27		710,000	752,600
6.500%, due 06/02/41		1,250,000	1,117,422
6.625%, due 06/15/35		227,000	217,863
6.750%, due 09/21/47		225,000	199,125
6.840%, due 01/23/30		725,000	744,937
6.875%, due 10/16/25[2]		935,000	1,020,749
6.950%, due 01/28/60		250,000	221,225
7.690%, due 01/23/50		1,150,000	1,106,875
Precision Drilling Corp.
5.250%, due 11/15/24		75,000	72,094
7.125%, due 01/15/26[2]		200,000	198,000
7.750%, due 12/15/23		75,000	75,469
Raffinerie Heide GmbH
6.375%, due 12/01/22[4]	EUR	175,000	180,962
Range Resources Corp.
8.250%, due 01/15/29[2]		225,000	244,073
9.250%, due 02/01/26		125,000	137,260
Sanchez Energy Corp.
6.125%, due 01/15/23[12]		350,000	438
7.750%, due 06/15/21[12]		475,000	594
Shelf Drilling Holdings Ltd.
8.250%, due 02/15/25[2]		175,000	129,500
8.875%, due 11/15/24[2]		100,000	102,750
SM Energy Co.
5.000%, due 01/15/24		75,000	71,728
5.625%, due 06/01/25		125,000	119,375
6.125%, due 11/15/22		100,000	98,750
6.625%, due 01/15/27[3]		100,000	96,625
6.750%, due 09/15/26[3]		50,000	48,375
Southwestern Energy Co.
6.450%, due 01/23/25[13]		250,000	270,000
8.375%, due 09/15/28[3]		50,000	54,936

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[4]	300,000	317,119
Sunoco LP/Sunoco Finance Corp.
4.500%, due 05/15/29[2]	25,000	25,250
5.500%, due 02/15/26	25,000	25,789
6.000%, due 04/15/27	150,000	157,732
Teine Energy Ltd.
6.875%, due 04/15/29[2]	125,000	126,560
Transocean Guardian Ltd.
5.875%, due 01/15/24[2]	163,125	151,706
Transocean Poseidon Ltd.
6.875%, due 02/01/27[2]	100,000	95,000
Transocean Sentry Ltd.
5.375%, due 05/15/23[2,3]	96,066	91,023
Transocean, Inc.
8.000%, due 02/01/27[2]	75,000	52,458
9.350%, due 12/15/41[13]	225,000	117,562
11.500%, due 01/30/27[2,3]	93,000	89,280
Tullow Oil PLC
6.250%, due 04/15/22[2]	200,000	196,000
YPF SA
6.950%, due 07/21/27[4]	300,000	184,500
		27,766,445
Oil & gas services—0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]	225,000	235,216
6.875%, due 04/01/27[2]	75,000	79,781
Bristow Group, Inc.
6.875%, due 03/01/28[2]	200,000	202,750
ChampionX Corp.
6.375%, due 05/01/26	150,000	157,125
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, due 05/01/25	325,000	292,500
Nine Energy Service, Inc.
8.750%, due 11/01/23[2]	75,000	31,125
TechnipFMC PLC
6.500%, due 02/01/26[2]	225,000	240,207
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	100,000	104,869
6.875%, due 09/01/27	50,000	52,610

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas services—(concluded)
YPF Sociedad Anonima
8.500%, due 03/23/25		200,000	164,800
			1,560,983
Packaging & containers—1.5%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[4,6]	EUR	225,000	276,701
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,6]		400,000	418,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, due 08/15/27[2]		250,000	255,521
CANPACK SA/Eastern PA Land Investment Holding LLC
2.375%, due 11/01/27[4]	EUR	125,000	152,986
Cascades, Inc./Cascades USA, Inc.
5.125%, due 01/15/26[2]		50,000	53,000
5.375%, due 01/15/28[2]		125,000	130,258
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[2]		50,000	50,813
7.875%, due 07/15/26[2]		25,000	26,156
Greif, Inc.
6.500%, due 03/01/27[2]		175,000	185,051
Intelligent Packaging Holdco Issuer LP
9.000% Cash or 9.750% PIK,
9.000%, due 01/15/26[2,6]		75,000	76,500
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[2]		200,000	206,332
Kleopatra Holdings 2 SCA
6.500%, due 09/01/26[2]	EUR	150,000	167,963
Matthews International Corp.
5.250%, due 12/01/25[2]		75,000	77,813
Mauser Packaging Solutions Holding Co.
4.750%, due 04/15/24[4]	EUR	425,000	512,182
7.250%, due 04/15/25[2]		575,000	559,187
OI European Group BV
3.125%, due 11/15/24[4]	EUR	150,000	187,107
Owens-Brockway Glass Container, Inc.
6.625%, due 05/13/27[2]		50,000	54,000
Plastipak Holdings, Inc.
6.250%, due 10/15/25[2,3]		100,000	102,750
Sealed Air Corp.
4.000%, due 12/01/27[2]		131,000	137,223
Trident TPI Holdings, Inc.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
6.625%, due 11/01/25[2,3]		100,000	101,801
9.250%, due 08/01/24[2]		125,000	132,838
TriMas Corp.
4.125%, due 04/15/29[2]		150,000	149,623
Trivium Packaging Finance BV
5.500%, due 08/15/26[2]		200,000	209,250
			4,223,555
Pharmaceuticals—3.6%
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]		225,000	250,594
Bausch Health Cos., Inc.
5.000%, due 01/30/28[2]		75,000	76,125
5.000%, due 02/15/29[2]		175,000	175,270
5.250%, due 01/30/30[2]		25,000	25,125
5.250%, due 02/15/31[2]		25,000	25,034
7.000%, due 01/15/28[2]		75,000	81,563
7.250%, due 05/30/29[2]		125,000	138,511
9.000%, due 12/15/25[2]		1,075,000	1,166,590
Cheplapharm Arzneimittel GmbH
3.500%, due 02/11/27[4]	EUR	300,000	363,380
4.375%, due 01/15/28[2]	EUR	150,000	187,001
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 06/30/28[2]		279,000	212,040
9.500%, due 07/31/27[2]		265,000	280,900
Endo Finance LLC
5.750%, due 01/15/22[2]		50,000	48,125
Endo Luxembourg Finance Co. I SARL/Endo US, Inc.
6.125%, due 04/01/29[2]		125,000	123,750
Gruenenthal GmbH
3.625%, due 11/15/26[2,9]	EUR	100,000	122,405
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[2]		200,000	217,500
HLF Financing SARL LLC/Herbalife International, Inc.
7.250%, due 08/15/26[2]		50,000	52,250
Jazz Securities DAC
4.375%, due 01/15/29[2]		200,000	204,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[2,8]		150,000	99,750
5.750%, due 08/01/22[2,8]		350,000	231,000
10.000%, due 04/15/25[2,8]		200,000	222,000

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Nidda Healthcare Holding GmbH
3.500%, due 09/30/24[4]	EUR	625,000	754,267
Organon Finance 1 LLC
2.875%, due 04/30/28[2]	EUR	405,000	497,667
5.125%, due 04/30/31[2]		200,000	207,520
Owens & Minor, Inc.
4.500%, due 03/31/29[2]		125,000	126,226
P&L Development LLC/PLD Finance Corp.
7.750%, due 11/15/25[2]		175,000	185,937
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[2]		398,000	418,895
Prestige Brands, Inc.
3.750%, due 04/01/31[2]		100,000	95,993
5.125%, due 01/15/28[2]		100,000	104,750
Teva Pharmaceutical Finance Netherlands II BV
1.625%, due 10/15/28[4]	EUR	400,000	428,842
1.875%, due 03/31/27[4]	EUR	300,000	334,068
4.500%, due 03/01/25	EUR	300,000	376,256
6.000%, due 01/31/25	EUR	300,000	392,692
Teva Pharmaceutical Finance Netherlands III BV
4.100%, due 10/01/46		200,000	170,500
6.000%, due 04/15/24		1,450,000	1,522,500
			9,919,526
Pipelines—3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24		150,000	152,437
5.750%, due 03/01/27[2]		175,000	176,969
7.875%, due 05/15/26[2]		225,000	245,250
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[2]		125,000	135,125
Cheniere Energy Partners LP
4.000%, due 03/01/31[2]		275,000	279,812
Cheniere Energy, Inc.
4.625%, due 10/15/28[2]		125,000	130,331
CNX Midstream Partners LP/CNX Midstream Finance Corp.
6.500%, due 03/15/26[2]		275,000	284,281
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.000%, due 02/01/29[2]		225,000	232,594
DCP Midstream Operating LP
5.125%, due 05/15/29		200,000	213,500
5.375%, due 07/15/25		200,000	219,500

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
5.625%, due 07/15/27	75,000	81,912
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	200,000	203,500
Energy Transfer LP,
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[5,7]	175,000	164,719
EnLink Midstream LLC
5.375%, due 06/01/29	250,000	250,000
5.625%, due 01/15/28[2]	25,000	25,844
EnLink Midstream Partners LP
4.400%, due 04/01/24	75,000	76,901
4.850%, due 07/15/26	150,000	151,500
5.050%, due 04/01/45	75,000	61,688
5.450%, due 06/01/47	125,000	105,313
5.600%, due 04/01/44	150,000	129,375
EQM Midstream Partners LP
4.500%, due 01/15/29[2]	125,000	124,063
4.750%, due 07/15/23	76,000	79,599
4.750%, due 01/15/31[2]	125,000	123,736
5.500%, due 07/15/28	100,000	106,220
6.000%, due 07/01/25[2]	125,000	136,562
6.500%, due 07/01/27[2]	25,000	27,606
6.500%, due 07/15/48	25,000	25,366
Genesis Energy LP/Genesis Energy Finance Corp.
6.500%, due 10/01/25	75,000	75,375
7.750%, due 02/01/28	200,000	202,000
8.000%, due 01/15/27	50,000	51,511
Harvest Midstream I LP
7.500%, due 09/01/28[2]	300,000	323,250
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	300,000	310,500
5.625%, due 02/15/26[2]	175,000	181,562
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[2]	150,000	154,875
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	100,000	102,033
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500%, due 02/01/26[2]	300,000	314,250
NuStar Logistics LP
6.000%, due 06/01/26	75,000	81,281
6.375%, due 10/01/30	25,000	27,531

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	375,000	374,531
Plains All American Pipeline LP,
Series B,
3 mo. USD LIBOR + 4.110%,
6.125%, due 11/15/22[5,7]	500,000	415,000
Rockies Express Pipeline LLC
3.600%, due 05/15/25[2]	75,000	74,530
4.800%, due 05/15/30[2]	50,000	49,063
4.950%, due 07/15/29[2]	25,000	25,469
6.875%, due 04/15/40[2]	100,000	107,375
7.500%, due 07/15/38[2]	25,000	27,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	250,000	245,625
5.750%, due 04/15/25	63,000	52,920
Summit Midstream Partners LP,
Series A,
9.500%, due 12/15/22[7]	175,000	110,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 09/15/24[2]	50,000	50,938
6.000%, due 12/31/30[2]	125,000	125,313
7.500%, due 10/01/25[2]	100,000	109,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, due 01/15/32[2]	175,000	171,937
4.875%, due 02/01/31[2]	225,000	234,778
5.000%, due 01/15/28	250,000	263,200
5.500%, due 03/01/30	25,000	27,040
5.875%, due 04/15/26	200,000	209,500
TransMontaigne Partners LP/TLP Finance Corp.
6.125%, due 02/15/26	100,000	100,500
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[4]	150,000	130,153
6.750%, due 05/02/25[2]	600,000	520,612
Western Midstream Operating LP
4.500%, due 03/01/28[3]	125,000	132,812
4.650%, due 07/01/26	25,000	26,766
4.750%, due 08/15/28	100,000	107,458
5.300%, due 02/01/30[13]	75,000	81,844
5.300%, due 03/01/48	225,000	230,627
5.450%, due 04/01/44	150,000	157,728

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
5.500%, due 08/15/48		75,000	76,500
			10,007,340
Real estate—5.7%
ADLER Group SA
2.250%, due 01/14/29[4]	EUR	500,000	582,608
Agile Group Holdings Ltd.
5 year CMT + 11.254%,
8.375%, due 12/04/23[4,5,7]		400,000	415,484
Central China Real Estate Ltd.
7.250%, due 04/24/23[4]		300,000	294,330
Central Plaza Development Ltd.
5 year CMT + 8.066%,
5.750%, due 11/14/24[4,5,7]		200,000	187,536
China Aoyuan Group Ltd.
5.375%, due 09/13/22[4]		300,000	296,454
6.200%, due 03/24/26[4]		300,000	282,780
China Evergrande Group
7.500%, due 06/28/23[4]		200,000	175,288
9.500%, due 03/29/24[4]		850,000	737,269
10.000%, due 04/11/23[4]		200,000	185,490
11.500%, due 01/22/23[4]		200,000	192,478
China SCE Group Holdings Ltd.
7.375%, due 04/09/24[4]		600,000	624,966
CIFI Holdings Group Co. Ltd.
5.250%, due 05/13/26[4]		200,000	204,594
5.500%, due 01/23/22[4]		500,000	505,625
6.550%, due 03/28/24[4]		200,000	210,572
Dar Al-Arkan Sukuk Co. Ltd.
6.875%, due 04/10/22[4]		200,000	207,242
Easy Tactic Ltd.
8.625%, due 02/27/24[4]		300,000	283,089
11.750%, due 08/02/23[4]		200,000	207,444
Fantasia Holdings Group Co. Ltd.
7.375%, due 10/04/21[4]		300,000	298,369
10.875%, due 01/09/23[4]		300,000	298,029
11.750%, due 04/17/22[4]		200,000	203,968
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, due 11/15/25[2]		125,000	132,188
Greenland Global Investment Ltd.
6.750%, due 09/26/23[4]		200,000	175,486

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Real estate—(continued)
Greystar Real Estate Partners LLC
5.750%, due 12/01/25[2]		100,000	103,000
Hong Seng Ltd.
9.875%, due 08/27/22[4]		250,000	251,207
Howard Hughes Corp.
4.125%, due 02/01/29[2]		125,000	123,750
4.375%, due 02/01/31[2]		25,000	24,750
5.375%, due 08/01/28[2]		125,000	132,250
Jababeka International BV
6.500%, due 10/05/23[4]		200,000	193,037
Kaisa Group Holdings Ltd.
10.500%, due 01/15/25[4]		500,000	497,215
11.500%, due 01/30/23[4]		400,000	414,052
11.950%, due 11/12/23[4]		200,000	211,638
KWG Group Holdings Ltd.
7.400%, due 03/05/24[4]		200,000	211,100
7.875%, due 09/01/23[4]		200,000	206,748
Neinor Homes SA
4.500%, due 10/15/26[2]	EUR	125,000	152,982
New Metro Global Ltd.
4.800%, due 12/15/24[4]		200,000	199,478
Newmark Group, Inc.
6.125%, due 11/15/23		125,000	136,263
Pakuwon Jati Tbk PT
4.875%, due 04/29/28[4]		200,000	205,100
Powerlong Real Estate Holdings Ltd.
6.950%, due 07/23/23[4]		250,000	260,965
Realogy Group LLC/Realogy Co-Issuer Corp.
5.750%, due 01/15/29[2]		400,000	415,000
7.625%, due 06/15/25[2]		100,000	109,250
9.375%, due 04/01/27[2]		75,000	83,813
Redsun Properties Group Ltd.
9.700%, due 04/16/23[4]		250,000	261,027
RKPF Overseas 2019 A Ltd.
6.000%, due 09/04/25[4]		250,000	259,767
6.700%, due 09/30/24[4]		500,000	530,025
Ronshine China Holdings Ltd.
8.100%, due 06/09/23[4]		300,000	296,997
Scenery Journey Ltd.
11.500%, due 10/24/22[4]		400,000	380,200
Seazen Group Ltd.
6.150%, due 04/15/23[4]		200,000	203,552

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Real estate—(concluded)
Shimao Group Holdings Ltd.
5.600%, due 07/15/26[4]	250,000	270,280
Sunac China Holdings Ltd.
6.500%, due 01/10/25[4]	800,000	813,896
Theta Capital Pte Ltd.
8.125%, due 01/22/25[4]	200,000	212,000
Times China Holdings Ltd.
5.750%, due 04/26/22[4]	200,000	201,224
6.200%, due 03/22/26[4]	200,000	197,034
6.750%, due 07/16/23[4]	200,000	204,037
Yango Justice International Ltd.
9.250%, due 04/15/23[4]	200,000	206,734
Yanlord Land HK Co. Ltd.
5.875%, due 01/23/22[4]	300,000	303,900
6.800%, due 02/27/24[4]	200,000	209,744
Yuzhou Group Holdings Co. Ltd.
7.375%, due 01/13/26[4]	400,000	336,732
8.500%, due 02/26/24[4]	200,000	186,650
Zhenro Properties Group Ltd.
7.875%, due 04/14/24[4]	200,000	200,874
		15,907,560
Real estate investment trusts—1.3%
ESH Hospitality, Inc.
4.625%, due 10/01/27[2]	100,000	106,000
FelCor Lodging LP
6.000%, due 06/01/25	200,000	204,500
GEO Group, Inc.
6.000%, due 04/15/26[3]	200,000	138,042
HAT Holdings I LLC/HAT Holdings II LLC
3.750%, due 09/15/30[2]	50,000	48,000
5.250%, due 07/15/24[2]	100,000	103,368
Iron Mountain, Inc.
4.500%, due 02/15/31[2]	175,000	174,524
4.875%, due 09/15/29[2]	50,000	50,926
5.000%, due 07/15/28[2]	50,000	51,750
5.250%, due 07/15/30[2]	200,000	207,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]	100,000	98,177
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp.
5.250%, due 03/15/22[2]	100,000	100,375

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
MPT Operating Partnership LP/MPT Finance Corp.
3.375%, due 04/24/30	GBP	150,000	209,523
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875%, due 10/01/28[2]		50,000	53,063
7.500%, due 06/01/25[2]		175,000	190,293
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]		100,000	98,968
Service Properties Trust
3.950%, due 01/15/28		25,000	23,125
4.350%, due 10/01/24		275,000	273,625
4.375%, due 02/15/30		75,000	69,750
4.950%, due 02/15/27		125,000	122,816
4.950%, due 10/01/29		125,000	120,781
5.000%, due 08/15/22		175,000	177,271
5.250%, due 02/15/26		75,000	75,107
7.500%, due 09/15/25		50,000	56,671
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[2]		200,000	206,480
7.875%, due 02/15/25[2]		125,000	134,688
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]		125,000	124,531
6.500%, due 02/15/29[2]		200,000	198,807
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[2]		150,000	154,687
XHR LP
6.375%, due 08/15/25[2]		125,000	132,344
			3,705,942
Retail—3.7%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[2]		425,000	414,375
Abercrombie & Fitch Management Co.
8.750%, due 07/15/25[2]		125,000	138,594
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[4]		200,000	210,752
5.875%, due 04/04/27[2]		100,000	105,376
Asbury Automotive Group, Inc.
4.500%, due 03/01/28		15,000	15,450
4.750%, due 03/01/30		25,000	26,125
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK,
7.750%, due 04/01/27[2,6]		100,000	103,010
Beacon Roofing Supply, Inc.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
4.125%, due 05/15/29[2,9]		125,000	124,688
4.500%, due 11/15/26[2]		75,000	77,719
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
5.125%, due 04/15/29[2]		50,000	51,250
Burlington Coat Factory Warehouse Corp.
6.250%, due 04/15/25[2]		50,000	53,125
CEC Entertainment LLC
6.750%, due 05/01/26[2]		50,000	49,563
Dufry One BV
2.000%, due 02/15/27[4]	EUR	375,000	419,230
eG Global Finance PLC
4.375%, due 02/07/25[4]	EUR	200,000	232,996
6.250%, due 10/30/25[4]	EUR	125,000	153,016
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, due 04/01/26[2]		200,000	197,750
5.875%, due 04/01/29[2]		250,000	247,500
FirstCash, Inc.
4.625%, due 09/01/28[2]		125,000	128,438
Foodco Bondco SA
6.250%, due 05/15/26[4]	EUR	300,000	331,538
Foundation Building Materials, Inc.
6.000%, due 03/01/29[2]		100,000	99,210
Gap, Inc.
8.625%, due 05/15/25[2]		125,000	138,338
Golden Nugget, Inc.
6.750%, due 10/15/24[2]		525,000	531,562
8.750%, due 10/01/25[2]		96,000	100,800
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[4]		600,000	619,425
GYP Holdings III Corp.
4.625%, due 05/01/29[2]		50,000	50,073
IRB Holding Corp.
6.750%, due 02/15/26[2]		125,000	129,500
7.000%, due 06/15/25[2]		50,000	53,810
Jsm Global SARL
4.750%, due 10/20/30[2]		250,000	252,815
Ken Garff Automotive LLC
4.875%, due 09/15/28[2]		75,000	75,656
L Brands, Inc.
6.625%, due 10/01/30[2]		200,000	230,492
6.750%, due 07/01/36		475,000	572,047
7.500%, due 06/15/29[3]		50,000	58,010

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
9.375%, due 07/01/25[2]		75,000	95,156
LBM Acquisition LLC
6.250%, due 01/15/29[2]		75,000	76,875
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]		150,000	153,438
Lithia Motors, Inc.
4.375%, due 01/15/31[2]		50,000	52,625
4.625%, due 12/15/27[2]		75,000	78,750
5.250%, due 08/01/25[2]		100,000	103,250
Macy’s Retail Holdings LLC
5.125%, due 01/15/42		100,000	86,000
5.875%, due 04/01/29[2,3]		175,000	179,585
Magic Mergeco, Inc.
5.250%, due 05/01/28[2]		100,000	101,250
7.875%, due 05/01/29[2]		200,000	205,500
Marks & Spencer PLC
4.500%, due 07/10/27[4,13]	GBP	125,000	183,827
6.000%, due 06/12/25[4,13]	GBP	100,000	155,431
Matalan Finance PLC
6.750%, due 01/31/23[2]	GBP	275,000	346,481
9.500%, due 01/31/24[4,6]	GBP	209,500	173,540
Murphy Oil USA, Inc.
4.750%, due 09/15/29		150,000	157,500
5.625%, due 05/01/27		25,000	26,197
Party City Holdings, Inc.
8.750%, due 02/15/26[2,3]		50,000	51,247
Rite Aid Corp.
7.500%, due 07/01/25[2]		52,000	53,885
8.000%, due 11/15/26[2]		178,000	184,898
Sizzling Platter LLC/Sizzling Platter Finance Corp.
8.500%, due 11/28/25[2]		50,000	50,625
Sonic Automotive, Inc.
6.125%, due 03/15/27[3]		275,000	286,687
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, due 09/30/26[2]		75,000	79,031
Staples, Inc.
7.500%, due 04/15/26[2]		300,000	310,500
10.750%, due 04/15/27[2]		250,000	258,675
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]		125,000	127,380
Tendam Brands SAU
5.000%, due 09/15/24[4]	EUR	100,000	115,115

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
3 mo. Euribor + 5.250%,
5.250%, due 09/15/24[4,5]	EUR	150,000	172,673
Very Group Funding PLC
7.750%, due 11/15/22[2]	GBP	200,000	279,787
			10,138,141
Savings & loans—0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/17[10,12,14]		500,000	5,813

Semiconductors—0.4%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]		100,000	107,637
ams AG
6.000%, due 07/31/25[4]	EUR	425,000	540,975
Entegris, Inc.
4.625%, due 02/10/26[2]		200,000	206,938
ON Semiconductor Corp.
3.875%, due 09/01/28[2]		100,000	102,937
Qorvo, Inc.
4.375%, due 10/15/29		50,000	54,339
Synaptics, Inc.
4.000%, due 06/15/29[2]		125,000	125,062
			1,137,888
Software—1.4%
Ascend Learning LLC
6.875%, due 08/01/25[2]		100,000	102,500
6.875%, due 08/01/25[2]		75,000	76,875
Boxer Parent Co., Inc.
6.500%, due 10/02/25[4]	EUR	100,000	128,040
6.500%, due 10/02/25[2]	EUR	150,000	192,059
7.125%, due 10/02/25[2]		75,000	80,622
9.125%, due 03/01/26[2]		75,000	79,091
BY Crown Parent LLC
7.375%, due 10/15/24[2]		200,000	204,160
Camelot Finance SA
4.500%, due 11/01/26[2]		200,000	207,000
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]		350,000	360,318
Dun & Bradstreet Corp.
10.250%, due 02/15/27[2]		230,000	255,012

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software—(concluded)
Helios Software Holdings, Inc.
4.625%, due 05/01/28[2]		200,000	198,000
J2 Global, Inc.
4.625%, due 10/15/30[2]		275,000	281,509
MSCI, Inc.
3.625%, due 11/01/31[2]		125,000	125,000
4.000%, due 11/15/29[2]		50,000	52,250
Open Text Corp.
3.875%, due 02/15/28[2]		175,000	177,187
5.875%, due 06/01/26[2]		150,000	154,688
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		175,000	176,965
Playtech PLC
4.250%, due 03/07/26[4]	EUR	150,000	185,740
Rocket Software, Inc.
6.500%, due 02/15/29[2]		100,000	101,125
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]		325,000	345,272
Twilio, Inc.
3.875%, due 03/15/31		75,000	76,969
Veritas US, Inc./Veritas Bermuda Ltd.
7.500%, due 09/01/25[2]		250,000	258,750
			3,819,132
Telecommunications—5.5%
Altice France Holding SA
6.000%, due 02/15/28[2]		400,000	396,920
10.500%, due 05/15/27[2]		400,000	450,584
Altice France SA
5.125%, due 07/15/29[2]		375,000	375,469
5.875%, due 02/01/27[4]	EUR	100,000	128,040
CommScope Technologies LLC
6.000%, due 06/15/25[2]		411,000	418,192
CommScope, Inc.
5.500%, due 03/01/24[2]		50,000	51,532
6.000%, due 03/01/26[2]		50,000	52,688
7.125%, due 07/01/28[2]		100,000	108,125
8.250%, due 03/01/27[2]		75,000	80,344
Consolidated Communications, Inc.
5.000%, due 10/01/28[2]		50,000	50,750
6.500%, due 10/01/28[2]		75,000	80,801
Digicel Group Holdings Ltd.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
7.000%, due 05/17/21[2,6,7]		42,092	30,622
5.000% Cash and 3.000% PIK,
8.000%, due 04/01/25[2,6]		106,221	89,017
8.000% Cash and 2.000% PIK,
10.000%, due 04/01/24[6]		421,653	412,166
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd.
8.750%, due 05/25/24[4]		200,000	209,000
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.750%, due 05/25/24[2]		60,541	63,265
6.000% Cash or 7.000% PIK,
13.000%, due 12/31/25[2,6]		32,094	32,495
Embarq Corp.
7.995%, due 06/01/36		375,000	436,646
Frontier Communications Corp.
5.000%, due 05/01/28[2]		100,000	102,125
5.875%, due 10/15/27[2]		25,000	26,563
6.750%, due 05/01/29[2]		150,000	158,019
10.500%, due 09/15/22[8]		625,000	475,000
HC2 Holdings, Inc.
8.500%, due 02/01/26[2]		50,000	49,313
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		200,000	221,000
Intelsat Jackson Holdings SA
8.500%, due 10/15/24[2,8]		525,000	325,500
Intelsat Luxembourg SA
7.750%, due 06/01/21[8]		25,000	875
8.125%, due 06/01/23[8]		165,000	5,775
Level 3 Financing, Inc.
3.750%, due 07/15/29[2]		75,000	73,125
LogMeIn, Inc.
5.500%, due 09/01/27[2]		225,000	234,508
Lorca Telecom Bondco SA
4.000%, due 09/18/27[2]	EUR	225,000	275,375
4.000%, due 09/18/27[4]	EUR	100,000	122,413
Lumen Technologies, Inc.
4.500%, due 01/15/29[2]		150,000	147,750
5.125%, due 12/15/26[2]		250,000	262,187
Series W,
6.750%, due 12/01/23		175,000	193,156
Millicom International Cellular SA
6.250%, due 03/25/29[4]		180,000	201,150
6.250%, due 03/25/29[2]		225,000	251,437

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
MTN Mauritius Investments Ltd.
6.500%, due 10/13/26[4]		200,000	226,450
Network i2i Ltd.
5 year CMT + 4.274%,
5.650%, due 01/15/25[4,5,7]		300,000	318,750
Nokia of America Corp.
6.450%, due 03/15/29		300,000	337,500
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[4]		200,000	222,630
PPF Telecom Group BV
3.250%, due 09/29/27[4]	EUR	225,000	290,524
SoftBank Group Corp.
3.125%, due 09/19/25[4]	EUR	675,000	844,864
4.500%, due 04/20/25[4]	EUR	100,000	131,702
Sprint Capital Corp.
8.750%, due 03/15/32		345,000	511,462
Sprint Communications, Inc.
9.250%, due 04/15/22		225,000	241,312
Sprint Corp.
7.625%, due 03/01/26		175,000	214,594
7.875%, due 09/15/23		300,000	342,000
Switch Ltd.
3.750%, due 09/15/28[2]		75,000	74,625
T-Mobile USA, Inc.
2.625%, due 02/15/29		225,000	219,178
6.000%, due 04/15/24		100,000	100,625
Telecom Argentina SA
8.500%, due 08/06/25[2]		363,000	333,445
Telecom Italia Capital SA
6.000%, due 09/30/34		300,000	337,665
6.375%, due 11/15/33		75,000	88,124
7.200%, due 07/18/36		50,000	61,957
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	575,000	1,023,091
Telecom Italia SpA
2.375%, due 10/12/27[4]	EUR	275,000	345,083
5.303%, due 05/30/24[2]		25,000	27,305
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[4]		200,000	209,682
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		100,000	97,500
5.625%, due 12/06/26[2]		125,000	125,625

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
6.500%, due 10/15/27[2]		125,000	122,812
Total Play Telecomunicaciones SA de CV
7.500%, due 11/12/25[2]		450,000	450,000
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31[4]	EUR	200,000	242,854
4.250%, due 01/31/31[2]		200,000	193,500
Vodafone Group PLC
5 year EUR Swap + 3.427%,
4.200%, due 10/03/78[4,5]	EUR	125,000	169,577
5 year USD Swap + 4.873%,
7.000%, due 04/04/79[5]		275,000	335,203
Series NC6,
(fixed, converts to FRN on 05/27/26),
2.625%, due 08/27/80[4,5]	EUR	225,000	278,987
Windstream Escrow LLC/Windstream Escrow Finance Corp.
7.750%, due 08/15/28[2]		100,000	104,250
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[2]		50,000	49,650
6.125%, due 03/01/28[2]		75,000	77,156
			15,341,609
Textiles—0.3%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
5.375%, due 05/01/23[4]	EUR	153,000	171,528
5.375%, due 05/01/23[2]	EUR	200,000	222,491
LSF9 Balta Issuer SARL
7.750% Cash and 1.000% PIK,
8.750%, due 12/31/24[2,6]	EUR	435,250	520,663
			914,682
Toys/Games/Hobbies—0.0%†
Mattel, Inc.
3.375%, due 04/01/26[2]		25,000	25,880
3.750%, due 04/01/29[2]		25,000	25,621
5.450%, due 11/01/41		25,000	28,508
6.200%, due 10/01/40		25,000	30,375
6.750%, due 12/31/25[2]		24,000	25,212
			135,596
Transportation—0.5%
Hapag-Lloyd AG
2.500%, due 04/15/28[2]	EUR	100,000	120,476

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Transportation—(concluded)
Hidrovias International Finance SARL
4.950%, due 02/08/31[2]		200,000	203,000
Rumo Luxembourg SARL
5.875%, due 01/18/25[4]		500,000	527,250
Transnet SOC Ltd.
4.000%, due 07/26/22[4]		250,000	254,842
Western Global Airlines LLC
10.375%, due 08/15/25[2]		125,000	141,719
XPO Logistics, Inc.
6.125%, due 09/01/23[2]		150,000	151,987
			1,399,274
Trucking & leasing—0.2%
Fly Leasing Ltd.
5.250%, due 10/15/24		200,000	204,000
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28[2]		50,000	51,812
6.500%, due 10/01/25[2]		200,000	208,000
6.750%, due 03/15/22[2]		26,000	26,011
9.750%, due 08/01/27[2]		125,000	144,375
			634,198
Water—0.2%
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[2]		125,000	130,911
Thames Water Kemble Finance PLC
4.625%, due 05/19/26[4]	GBP	223,000	312,143
			443,054
Total corporate bonds (cost—$256,750,932)			263,520,168

Loan assignments—1.1%
Broadcast—0.5%
Allen Media LLC,
2020 Term Loan B,
(3 mo. USD LIBOR + 5.500%),
5.703%, due 02/10/27[5]		123,342	123,033
Ascent Resources - Utica,
2020 Fixed 2nd Lien Term Loan,
(3 mo. USD LIBOR + 9.000%),
10.000%, due 11/01/25[5]		253,000	279,988

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Broadcast—(continued)
Asurion LLC,
2020 Term Loan B8,
(1 mo. USD LIBOR + 3.250%),
3.363%, due 12/23/26[5]	95,690	94,988
Clarios Global LP,
2021 USD Term Loan B,
(1 mo. USD LIBOR + 3.250%),
3.363%, due 04/30/26[5]	22,660	22,411
Consolidated Communications, Inc.,
2021 Term Loan B,
(1 mo. USD LIBOR + 3.500%),
4.250%, due 10/02/27[5]	150,000	149,625
Endure Digital Inc.,
Term Loan,
(3 mo. USD LIBOR + 3.500%),
4.250%, due 02/10/28[5]	75,000	74,203
Flex Acquisition Co., Inc.,
2021 Term Loan,
(3 mo. USD LIBOR + 3.500%),
4.000%, due 02/23/28[5]	272,847	269,739
Hardwood Holdings,
Term Loan,
(3 mo. USD LIBOR + 7.500%),
7.702%, due 08/01/21[5]	63,551	55,607
PODS LLC,
2021 Term Loan B,
(1 mo. USD LIBOR + 3.000%),
3.750%, due 03/31/28[5]	25,000	24,880
Spectacle Gary Holdings LLC,
Delayed Draw Term Loan,
(3 mo. USD LIBOR + 9.000%),
11.000%, due 12/23/25[5,15]	16,892	18,412
Term Loan B,
(3 mo. USD LIBOR + 9.000%),
11.000%, due 12/23/25[5]	233,108	254,088
UFC Holdings LLC,
2021 Term Loan B,
(6 mo. USD LIBOR + 3.000%),
3.750%, due 04/29/26[5]	98,086	97,672
United Airlines, Inc.,
2021 Term Loan B,
3.750%, due 04/13/28	100,000	101,107

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Broadcast—(concluded)
WW International, Inc.,
2021 Term Loan B,
3.500%, due 04/13/28	50,000	49,962
		1,615,715
Chemicals—0.1%
Consolidated Energy Finance SA,
Term Loan B,
(1 mo. USD LIBOR + 2.500%),
2.606%, due 05/07/25[5]	194,067	188,487
Entertainment—0.1%
Gateway Casinos & Entertainment Ltd.,
2018 Term Loan B,
(3 mo. USD LIBOR + 3.500%),
3.000% - 7.500%, due 12/01/23[5]	200,249	197,662
Gaming—0.0%†
Boyd Gaming Corp.,
Term Loan B3,
(1 week USD LIBOR + 2.250%),
2.337%, due 09/15/23[5]	62,262	62,126
Insurance—0.0%†
Hub International Ltd.,
2018 Term Loan B,
(3 mo. USD LIBOR + 3.000%),
3.150% - 3.176%, due 04/25/25[5]	48,192	47,525
Lodging—0.1%
Golden Nugget, Inc.,
2017 Incremental Term Loan B,
(2 mo. USD LIBOR + 2.500%),
3.250%, due 10/04/23[5]	161,258	159,156
2020 Initial Term Loan,
(3 mo. USD LIBOR + 12.000%),
13.000%, due 10/04/23[5]	25,000	28,125
		187,281
Media—0.1%
Altice France SA,
2018 Term Loan B13,
(3 mo. USD LIBOR + 4.000%),
4.198%, due 08/14/26[5]	165,866	165,214

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]		Value ($)
Loan assignments—(concluded)
Media—(concluded)
Diamond Sports Group LLC,
Term Loan,
(1 mo. USD LIBOR + 3.250%),
3.370%, due 08/24/26[5]		98,500	70,181
			235,395
Media-publishing—0.1%
Cengage Learning, Inc.,
2016 Term Loan B,
(3 mo. USD LIBOR + 4.250%),
5.250%, due 06/07/23[5]		220,941	219,801

Oil & gas—0.1%
Apergy Corp.,
2020 Term Loan,
6.000%, due 06/03/27		119,399	121,713
Citgo Holding, Inc.,
2019 Term Loan B,
(3 mo. USD LIBOR + 7.000%),
8.000%, due 08/01/23[5]		172,375	167,922
Parker Drilling Co.,
2nd Lien PIK Term Loan,
2.000% - 11.000%, due 03/26/24		26,815	24,670
			314,305
Retail-restaurants—0.0%†
1011778 B.C. Unlimited Liability Co.,
Term Loan B4,
(1 mo. USD LIBOR + 1.750%),
1.863%, due 11/19/26[5]		107,828	106,058
Total loan assignments (cost—$3,157,228)			3,174,355

Non-U.S. government agency obligations—0.3%
Ivory Coast Government International Bond
4.875%, due 01/30/32[4]	EUR	400,000	482,660
Turkiye Ihracat Kredi Bankasi AS
5.375%, due 10/24/23[2]		200,000	200,475
5.375%, due 10/24/23[4]		200,000	200,475

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount[1]	Value ($)
Non-U.S. government agency obligations—(concluded)
5.375%, due 10/24/23[4]	50,000	50,119
Total non-U.S. government agency obligations (cost—$948,016)		933,729

Investment companies—0.0%†
Rallye SA
5.520%, due 01/01/22 (cost—$133,728)	300,000	127,138

	Number of shares
Common stocks—0.4%
Aerospace & defense—0.0%†
Egmv13794[11]	2,750	0

Chemicals—0.1%
Cloud Peak Energy, Inc.*,10,11	66	0
Hexion Holdings Corp., Class B*	11,692	187,072
		187,072
Commercial services & supplies—0.1%
Radar Topco SARL, Class A	846	16,273
Radar Topco SARL, Class B	846	16,273
Radar Topco SARL, Class C	846	16,273
Radar Topco SARL, Class D	846	16,273
Radar Topco SARL, Class E	846	16,274
Radar Topco SARL, Class F	846	16,274
Radar Topco SARL, Class G	846	16,274
Radar Topco SARL, Class H	846	16,274
Radar Topco SARL, Class I	846	16,274
Radar Topco SARL, Class J	846	16,274
		162,736
Diversified financial services—0.0%†
Spn New[2]	3,832	121,666
Wheel Bidco Ltd.[11]	3,627	0
		121,666
Energy equipment & services—0.1%
Chaparral Energy, Inc.	1,269	24,111
Diamond Offshore Drilling, Inc.*	11,325	65,119

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Energy equipment & services—(concluded)
FTS International, Inc.*	5,563	143,081
Noble Corp.	207	3,618
Parker Drilling Co.*	1,153	6,226
		242,155
Gas utilities—0.0%†
Ferrellgas Partners LP, Ltd. Partnership[11]	364	72,800

Metals & mining—0.0%†
Aleris International*,10,11	795	15,900
Petra Diamonds Ltd.*	2,704,982	58,016
		73,916
Oil, gas & consumable fuels—0.1%
California Resources Corp.*	6,639	157,344
Summit Midstream Partners LP*	5,250	123,952
Superior Energy Services*	177	5,620
		286,916
Total common stocks (cost—$1,649,058)		1,147,261

Preferred stocks—0.1%
Diversified financial services—0.0%†
Wheel Bidco Ltd.[11]	62,187	0

Oil, gas & consumable fuels—0.1%
Global Partners LP7	4,850	130,320
Total preferred stocks (cost—$121,250)		130,320

	Number of warrants
Warrants—0.0%†
Media—0.0%†
iHeartMedia, Inc. expires 05/01/39*	1,347	25,620

Oil & Gas—0.0%†
California Resources Corp. expire 10/27/24*	201	804

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of warrants	Value ($)
Chaparral Energy, Inc. expires 10/01/24*,10	9	0
Chaparral Energy, Inc. expires 10/01/25*,10	9	0
Denbury, Inc. expires 09/18/25*	1,376	37,413
SandRidge Energy, Inc. strike price $41.34, expires 10/04/22*	2,886	19
SandRidge Energy, Inc. strike price $42.03, expires 10/04/22*	1,215	16
		38,252
Paper & forest products—0.0%†

Appvion Holding Corp. expires 06/13/23*,10,11	1,268	0

Total warrants (cost—$47,892)		63,872

	Number of shares
Short-term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 0.030%[16] (cost—$2,712,411)	2,712,411	2,712,411

Investment of cash collateral from securities loaned—2.0%
Money market funds—2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.020%[16] (cost—$5,417,533)	5,417,533	5,417,533

Total investments (cost—$270,938,048)[17]—99.9%		277,226,787
Other assets in excess of liabilities—0.1%		268,086
Net assets—100.0%		$277,494,873

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
SSC	EUR	42,012,326	USD	49,619,078	05/07/21	(893,107)
SSC	EUR	534,796	USD	633,353	05/07/21	(9,642)
SSC	EUR	2,171,270	USD	2,612,700	05/07/21	2,143
SSC	GBP	4,664,236	USD	6,482,220	05/07/21	40,652
SSC	GBP	50,792	USD	70,373	05/07/21	227
SSC	GBP	208,391	USD	290,300	05/07/21	2,500
SSC	USD	77,000	EUR	64,842	05/07/21	961
SSC	USD	78,000	EUR	65,073	05/07/21	238
SSC	USD	20,000	EUR	16,548	05/07/21	(105)
Net unrealized appreciation (depreciation)						(856,133)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio’s  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	263,070,108	450,060	263,520,168
Loan assignments	—	3,174,355	—	3,174,355
Non-U.S. government agency obligations	—	933,729	—	933,729
Common stocks	1,058,561	—	88,700	1,147,261
Preferred stocks	130,320	—	—	130,320
Investment companies	—	127,138	—	127,138
Warrants	38,252	25,620	—	63,872
Short-term investments	—	2,712,411	—	2,712,411
Investment of cash collateral from securities loaned	—	5,417,533	—	5,417,533
Forward foreign currency contracts	—	46,721	—	46,721
Total	1,227,133	275,507,615	538,760	277,273,508

Liabilities
Forward foreign currency contracts	—	(902,854)	—	(902,854)

At April 30, 2021, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE High Yield Investments

Portfolio of investments – April 30, 2021 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05%).

*	Non-income producing security.

[1]	In U.S. dollars unless otherwise indicated.

[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $132,274,462, represented 47.7% of the Portfolio’s net assets at period end.

[3]	Security, or portion thereof, was on loan at the period end.

[4]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

[5]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

[6]	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

[7]	Perpetual investment. Date shown reflects the next call date.

[8]	Bond interest in default.

[9]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

[10]	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

[11]	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

[12]	This security is considered restricted. At period end, the value of restricted security was $18,845, represented 0.0% of the Fund’s net assets. The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 04/30/21	Value as a percentage of net assets
Appvion, Inc.	6/1/20	$650,000	0.2%	$6,500	0.0%
Cloud Peak Energy 3.000%, due 03/15/24	7/30/15-12/17/19	440,322	0.2	5,500	0.0
GenOn Energy, Inc.	5/9/19	0	—	—	—
Sanchez Energy Corp. 6.125%, due 01/15/23	10/30/17-12/1/17	321,128	0.1	438	0.0
Sanchez Energy Corp. 7.750%, due 06/15/21	11/3/17-12/1/17	473,216	0.2	594	0.0
Washington Mutual, Inc., 0.000%, due 09/21/17	9/21/17	—	—	5,813	0.0

[13]	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

[14]	Zero coupon bond.

[15]	All or a portion of the loan commitment is unfunded.

[16]	Rates shown reflect yield at April 30, 2021.

Rate shown is the discount rate at the date of purchase unless otherwise noted.

[17]	Includes $5,901,549 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $5,417,533 and non-cash collateral of $615,467.

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—109.2%
Aerospace & defense—4.8%
Boeing Co.*	11,400	2,671,134
Curtiss-Wright Corp.	18,130	2,318,827
General Dynamics Corp.	130,358	24,798,002
Raytheon Technologies Corp.	292,798	24,372,506
		54,160,469
Air freight & logistics—0.6%
Expeditors International of Washington, Inc.	24,562	2,698,381
FedEx Corp.	10,390	3,016,321
United Parcel Service, Inc., Class B	6,960	1,418,866
		7,133,568
Auto components—0.8%
Aptiv PLC*	4,900	705,061
Gentex Corp.	64,010	2,251,872
Lear Corp.	35,842	6,589,193
		9,546,126
Automobiles—0.8%
Ford Motor Co.*	491,773	5,675,061
General Motors Co.	26,464	1,514,270
Harley-Davidson, Inc.	29,930	1,447,714
		8,637,045
Banks—10.8%
Bank of America Corp.[1]	679,646	27,546,052
Citigroup, Inc.[1]	155,483	11,076,609
First Hawaiian, Inc.	53,850	1,478,721
Huntington Bancshares, Inc.	92,270	1,413,576
JPMorgan Chase & Co.[1]	255,327	39,271,846
M&T Bank Corp.	26,010	4,101,517
PacWest Bancorp	23,080	1,001,903
People's United Financial, Inc.	110,140	1,996,838
Popular, Inc.	16,150	1,194,454
Prosperity Bancshares, Inc.	30,630	2,247,017
Truist Financial Corp.	243,413	14,436,825
U.S. Bancorp[1]	22,936	1,361,252
Wells Fargo & Co.[1]	281,002	12,659,140

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Western Alliance Bancorp	24,810	2,606,787
		122,392,537
Beverages—0.4%
Coca-Cola Co.[1]	88,560	4,780,469

Biotechnology—0.3%
AbbVie, Inc.[1]	15,592	1,738,508
Gilead Sciences, Inc.[1]	30,120	1,911,716
		3,650,224
Building products—1.4%
Allegion PLC	11,280	1,515,806
Carrier Global Corp.	18,111	789,277
Johnson Controls International PLC	186,313	11,614,753
Lennox International, Inc.	2,500	838,350
Masco Corp.	24,160	1,543,341
		16,301,527
Capital markets—5.7%
BlackRock, Inc.	21,696	17,775,533
Cboe Global Markets, Inc.	27,190	2,837,820
Charles Schwab Corp.	19,210	1,352,384
Goldman Sachs Group, Inc.	12,661	4,411,726
Interactive Brokers Group, Inc., Class A	21,960	1,570,579
Invesco Ltd.	52,560	1,419,120
LPL Financial Holdings, Inc.	11,840	1,855,328
Morgan Stanley[1]	310,286	25,614,109
Nasdaq, Inc.	10,180	1,644,477
S&P Global, Inc.	3,160	1,233,633
SEI Investments Co.	36,730	2,256,691
T. Rowe Price Group, Inc.[1]	14,980	2,684,416
		64,655,816
Chemicals—3.0%
Celanese Corp.	113,131	17,721,971
Dow, Inc.[1]	151,576	9,473,500
FMC Corp.	6,410	757,918
Linde PLC[1]	7,900	2,258,136
LyondellBasell Industries N.V., Class A	11,140	1,155,664
Mosaic Co.	24,940	877,389

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Valvoline, Inc.	65,120	2,044,768
		34,289,346
Commercial services & supplies—0.3%
Clean Harbors, Inc.*	11,671	1,038,252
Republic Services, Inc.	17,610	1,871,943
		2,910,195
Communications equipment—3.1%
Cisco Systems, Inc.	630,903	32,119,272
Motorola Solutions, Inc.	14,590	2,747,297
		34,866,569
Construction materials—0.3%
Martin Marietta Materials, Inc.	5,950	2,101,064
Vulcan Materials Co.	4,130	736,131
		2,837,195
Consumer finance—1.6%
Capital One Financial Corp.[1]	76,180	11,356,914
Discover Financial Services	9,010	1,027,140
OneMain Holdings, Inc.	25,630	1,457,578
Synchrony Financial[1]	89,920	3,933,101
		17,774,733
Containers & packaging—0.6%
Amcor PLC	74,470	875,022
Avery Dennison Corp.	16,630	3,561,647
Sealed Air Corp.	23,420	1,156,948
Sonoco Products Co.	25,647	1,678,853
		7,272,470
Distributors—0.1%
LKQ Corp.*	26,330	1,229,874

Diversified consumer services—0.2%
Frontdoor, Inc.*	24,450	1,308,808

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified consumer services—(concluded)
Service Corp. International	16,140	862,522
		2,171,330
Diversified financial services—1.4%
Berkshire Hathaway, Inc., Class B*,1	22,040	6,059,898
Equitable Holdings, Inc.	187,700	6,424,971
Voya Financial, Inc.[2]	56,156	3,808,500
		16,293,369
Diversified telecommunication services—0.7%
AT&T, Inc.[1]	135,887	4,268,211
Verizon Communications, Inc.[1]	71,400	4,126,206
		8,394,417
Electric utilities—3.4%
Edison International	102,920	6,118,594
Entergy Corp.	10,662	1,165,250
Exelon Corp.	364,688	16,389,079
IDACORP, Inc.	17,260	1,768,805
NextEra Energy, Inc.	24,908	1,930,619
NRG Energy, Inc.[1]	198,267	7,101,924
PPL Corp.	62,420	1,818,294
Southern Co.	27,023	1,788,112
		38,080,677
Electrical equipment—2.0%
AMETEK, Inc.[1]	21,370	2,883,454
Eaton Corp. PLC	120,965	17,289,527
nVent Electric PLC	52,210	1,589,795
Rockwell Automation, Inc.	4,220	1,115,177
		22,877,953
Electronic equipment, instruments & components—3.4%
Corning, Inc.	410,526	18,149,355
Jabil, Inc.	35,658	1,869,192
SYNNEX Corp.	10,844	1,314,293
TE Connectivity Ltd.	113,539	15,267,589

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Vontier Corp.*	53,380	1,672,929
		38,273,358
Energy equipment & services—1.6%
Baker Hughes Co.	244,461	4,908,777
Halliburton Co.	302,065	5,908,391
NOV, Inc.	372,043	5,562,043
Schlumberger N.V.	53,240	1,440,142
		17,819,353
Entertainment—1.1%
Activision Blizzard, Inc.	27,976	2,551,131
Electronic Arts, Inc.	19,521	2,773,544
Walt Disney Co.*,1	36,950	6,873,439
		12,198,114
Equity real estate investment trusts—3.1%
Crown Castle International Corp.	95,880	18,127,073
Highwoods Properties, Inc.	40,680	1,822,057
Iron Mountain, Inc.	39,960	1,603,195
Kimco Realty Corp.	153,160	3,216,360
Lamar Advertising Co., Class A	15,340	1,519,273
Regency Centers Corp.	35,080	2,233,193
Ventas, Inc.	50,015	2,773,832
VEREIT, Inc.	65,520	3,134,477
WP Carey, Inc.	12,620	945,112
		35,374,572
Food & staples retailing—0.5%
Sysco Corp.	10,210	865,094
Walmart, Inc.[1]	31,642	4,427,032
		5,292,126
Food products—2.4%
Archer-Daniels-Midland Co.	375,352	23,695,972
Hershey Co.	12,910	2,121,113

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Lamb Weston Holdings, Inc.	11,180	899,990
		26,717,075
Health care equipment & supplies—3.6%
Abbott Laboratories[1]	36,994	4,442,240
Becton Dickinson and Co.	91,657	22,805,178
Danaher Corp.	7,840	1,990,890
Hologic, Inc.*	30,270	1,984,198
Medtronic PLC[1]	43,250	5,662,290
STERIS PLC	7,750	1,635,405
Zimmer Biomet Holdings, Inc.	14,840	2,629,054
		41,149,255
Health care providers & services—4.2%
Anthem, Inc.	7,377	2,798,760
Cardinal Health, Inc.	28,107	1,695,976
Centene Corp.*	25,770	1,591,040
Cigna Corp.	5,900	1,469,159
CVS Health Corp.[1]	39,920	3,049,888
HCA Healthcare, Inc.	19,010	3,822,151
Humana, Inc.	4,950	2,203,938
McKesson Corp.	27,980	5,247,929
Molina Healthcare, Inc.*	3,265	832,901
Quest Diagnostics, Inc.	9,310	1,227,803
UnitedHealth Group, Inc.	60,446	24,105,865
		48,045,410
Hotels, restaurants & leisure—0.5%
Booking Holdings, Inc.*	732	1,805,171
Norwegian Cruise Line Holdings Ltd.*	41,540	1,289,817
Yum! Brands, Inc.	25,420	3,038,198
		6,133,186
Household durables—1.9%
D.R. Horton, Inc.	16,620	1,633,580
Garmin Ltd.	18,270	2,507,375
Mohawk Industries, Inc.*	33,799	6,945,694
Newell Brands, Inc.	237,190	6,394,642

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household durables—(concluded)
PulteGroup, Inc.	63,730	3,767,718
		21,249,009
Household products—1.0%
Colgate-Palmolive Co.[1]	42,300	3,413,610
Kimberly-Clark Corp.	21,812	2,907,976
Procter & Gamble Co.[1]	34,859	4,650,888
		10,972,474
Industrial conglomerates—1.5%
General Electric Co.	937,760	12,303,411
Honeywell International, Inc.[1]	21,740	4,848,890
		17,152,301
Insurance—7.3%
American International Group, Inc.	218,700	10,596,015
Arch Capital Group Ltd.*	45,040	1,788,538
Axis Capital Holdings Ltd.	82,399	4,597,864
Brown & Brown, Inc.	35,090	1,866,086
Chubb Ltd.	138,164	23,707,561
Everest Re Group Ltd.	10,761	2,980,259
Fidelity National Financial, Inc.	78,280	3,571,134
First American Financial Corp.	41,840	2,698,680
Hanover Insurance Group, Inc.	7,432	1,027,920
MetLife, Inc.	462,336	29,418,440
Primerica, Inc.	5,490	877,137
		83,129,634
Interactive media & services—1.1%
Alphabet, Inc., Class A*	2,390	5,624,865
Alphabet, Inc., Class C*	2,406	5,798,749
Twitter, Inc.*	9,930	548,334
		11,971,948
IT services—1.4%
Amdocs Ltd.	43,560	3,342,794
Cognizant Technology Solutions Corp., Class A	91,335	7,343,334
Concentrix Corp.*,1	12,834	1,994,147
International Business Machines Corp.[1]	15,530	2,203,396

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Jack Henry & Associates, Inc.	5,850	952,556
		15,836,227
Leisure products—0.5%
Hasbro, Inc.	15,300	1,521,585
Mattel, Inc.*	44,723	959,756
Peloton Interactive, Inc., Class A*	17,570	1,728,009
Polaris, Inc.	6,510	911,595
		5,120,945
Life sciences tools & services—0.4%
Bruker Corp.	17,918	1,227,742
IQVIA Holdings, Inc.*	4,270	1,002,126
Thermo Fisher Scientific, Inc.[1]	4,304	2,023,870
		4,253,738
Machinery—2.0%
Deere & Co.	8,010	2,970,508
Ingersoll Rand, Inc.*	78,487	3,878,043
Oshkosh Corp.	8,110	1,009,127
Otis Worldwide Corp.[1]	72,350	5,633,894
Parker-Hannifin Corp.	9,170	2,877,638
Stanley Black & Decker, Inc.	7,580	1,567,317
Westinghouse Air Brake Technologies Corp.	60,499	4,965,153
		22,901,680
Media—2.9%
Comcast Corp., Class A1	424,396	23,829,836
Interpublic Group of Cos., Inc.[1]	117,508	3,730,879
Liberty Media Corp.-Liberty SiriusXM, Class A*	15,684	708,760
Liberty Media Corp.-Liberty SiriusXM, Class C*	20,530	928,572
News Corp., Class A	70,180	1,838,365
Omnicom Group, Inc.	14,490	1,191,947
Sirius XM Holdings, Inc.	139,300	849,730
		33,078,089
Metals & mining—0.5%
Newmont Corp.	37,790	2,358,474
Nucor Corp.	12,290	1,010,975

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Metals & mining—(concluded)
Reliance Steel & Aluminum Co.	11,635	1,865,207
		5,234,656
Mortgage real estate investment trust—0.1%
Annaly Capital Management, Inc.	120,830	1,097,136

Multi-utilities—2.3%
Centerpoint Energy, Inc.	129,745	3,177,455
Dominion Energy, Inc.	20,935	1,672,706
MDU Resources Group, Inc.	47,391	1,585,703
Sempra Energy	143,008	19,673,611
		26,109,475
Multiline retail—0.8%
Dollar Tree, Inc.*	25,598	2,941,210
Kohl's Corp.	31,100	1,824,326
Target Corp.[1]	23,080	4,783,561
		9,549,097
Oil, gas & consumable fuels—3.6%
Cenovus Energy, Inc.	226,124	1,756,983
Chevron Corp.[1]	32,156	3,314,319
EOG Resources, Inc.	7,090	522,108
Equitrans Midstream Corp.	144,180	1,176,509
Exxon Mobil Corp.[1]	163,289	9,346,662
Hess Corp.	14,780	1,101,258
Marathon Petroleum Corp.	12,070	671,696
ONEOK, Inc.	16,760	877,218
Pioneer Natural Resources Co.	112,398	17,290,184
Royal Dutch Shell PLC, ADR, Class A	63,703	2,420,714
Targa Resources Corp.	61,680	2,139,679
		40,617,330
Personal products—1.1%
Herbalife Nutrition Ltd.*	30,340	1,388,662
Unilever PLC, ADR	197,234	11,581,580
		12,970,242
Pharmaceuticals—6.5%
Bristol-Myers Squibb Co.[1]	34,940	2,180,955

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Elanco Animal Health, Inc.*	53,360	1,692,046
Eli Lilly & Co.	90,734	16,583,453
Jazz Pharmaceuticals PLC*	8,330	1,369,452
Johnson & Johnson[1]	201,323	32,761,292
Pfizer, Inc.[1]	474,002	18,320,177
Royalty Pharma PLC, Class A	23,420	1,030,480
		73,937,855
Professional services—0.5%
Leidos Holdings, Inc.	15,790	1,599,211
ManpowerGroup, Inc.	15,510	1,875,004
Nielsen Holdings PLC	38,070	976,496
Science Applications International Corp.	15,810	1,413,730
		5,864,441
Road & rail—0.2%
Norfolk Southern Corp.	3,790	1,058,319
Old Dominion Freight Line, Inc.	4,880	1,258,113
		2,316,432
Semiconductors & semiconductor equipment—1.8%
Advanced Micro Devices, Inc.*	13,500	1,101,870
Analog Devices, Inc.[1]	16,200	2,481,192
Cirrus Logic, Inc.*	18,720	1,392,955
Intel Corp.[1]	92,499	5,321,467
Lam Research Corp.	2,860	1,774,487
Maxim Integrated Products, Inc.[1]	30,780	2,893,320
Micron Technology, Inc.*	20,730	1,784,231
Qorvo, Inc.*	12,875	2,422,689
Texas Instruments, Inc.	9,090	1,640,836
		20,813,047
Software—0.6%
Autodesk, Inc.*	3,864	1,127,940
Crowdstrike Holdings, Inc., Class A*	5,860	1,221,869
Dolby Laboratories, Inc., Class A1	15,450	1,567,712
Manhattan Associates, Inc.*	6,530	896,177

PACE Large Co Value Equity Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Oracle Corp.	19,055	1,444,178
		6,257,876
Specialty retail—2.8%
Advance Auto Parts, Inc.	4,430	886,709
AutoNation, Inc.*	19,900	2,039,352
AutoZone, Inc.*	1,260	1,844,791
Best Buy Co., Inc.	6,100	709,247
Dick's Sporting Goods, Inc.	11,210	925,722
Home Depot, Inc.[1]	17,279	5,592,694
L Brands, Inc.*	21,730	1,432,007
Lowe's Cos., Inc.	89,064	17,478,810
Penske Automotive Group, Inc.	10,600	929,514
		31,838,846
Technology hardware, storage & peripherals—1.1%
Hewlett Packard Enterprise Co.[2]	274,694	4,400,598
HP, Inc.	72,400	2,469,564
NCR Corp.*	27,830	1,273,223
NetApp, Inc.	33,000	2,464,770
Western Digital Corp.	19,950	1,409,068
		12,017,223
Textiles, apparel & luxury goods—1.6%
Capri Holdings Ltd.*	16,180	891,194
Gildan Activewear, Inc.	124,663	4,324,560
PVH Corp.	62,966	7,126,492
Skechers USA, Inc., Class A*	77,662	3,765,830
Tapestry, Inc.	33,730	1,613,981
		17,722,057
Tobacco—2.8%
Philip Morris International, Inc.[1]	335,827	31,903,565

Trading companies & distributors—0.1%
Fastenal Co.	29,320	1,532,850

PACE Large Co Value Equity Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Wireless telecommunication services—0.1%
T-Mobile U.S., Inc.*	9,990	1,319,979
Total common stocks (cost—$976,710,632)		1,238,026,510

Short-term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost—$11,890,761)	11,890,761	11,890,761
Total investments before investments sold short (cost—$988,601,393)[4]—110.2%		1,249,917,271

Investments sold short—(10.1)%
Common stocks—(10.1)%
Aerospace & defense—(0.1)%
TransDigm Group, Inc.	(1,690)	(1,037,221)

Biotechnology—(0.4)%
Agios Pharmaceuticals, Inc.	(21,460)	(1,197,468)
Biogen, Inc.	(4,990)	(1,333,977)
Ionis Pharmaceuticals, Inc.	(23,360)	(1,000,275)
Sage Therapeutics, Inc.	(14,580)	(1,148,321)
		(4,680,041)
Building products—(0.1)%
Owens Corning	(16,280)	(1,576,067)

Capital markets—(0.1)%
Northern Trust Corp.	(10,920)	(1,242,696)

Chemicals—(0.2)%
Huntsman Corp.	(39,180)	(1,123,290)
Olin Corp.	(41,794)	(1,798,396)
		(2,921,686)
Commercial services & supplies—(0.2)%
MSA Safety, Inc.	(6,512)	(1,046,869)

PACE Large Co Value Equity Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Stericycle, Inc.	(20,571)	(1,569,156)
		(2,616,025)
Communications equipment—(0.2)%
Ciena Corp.	(58,440)	(2,949,467)

Construction & engineering—(0.2)%
Quanta Services, Inc.	(19,533)	(1,887,669)

Distributors—(0.1)%
Genuine Parts Co.	(7,540)	(942,274)

Diversified consumer services—(0.2)%
Bright Horizons Family Solutions, Inc.	(7,130)	(1,032,638)
Terminix Global Holdings, Inc.	(30,530)	(1,553,672)
		(2,586,310)
Diversified financial services—(0.4)%
Equitable Holdings, Inc.	(62,560)	(2,141,429)
Voya Financial, Inc.	(28,950)	(1,963,389)
		(4,104,818)
Diversified telecommunication services—(0.1)%
Lumen Technologies, Inc.	(56,270)	(721,944)

Electric utilities—(0.2)%
Avangrid, Inc.	(18,270)	(929,943)
OGE Energy Corp.	(36,510)	(1,225,276)
		(2,155,219)
Electrical equipment—(0.2)%
Generac Holdings, Inc.	(3,600)	(1,166,220)
Sensata Technologies Holding PLC	(16,610)	(959,061)
		(2,125,281)
Electronic equipment, instruments & components—(0.1)%
Corning, Inc.	(17,080)	(755,107)

PACE Large Co Value Equity Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Entertainment—(0.1)%
Madison Square Garden Sports Corp.	(6,011)	(1,111,073)

Food & staples retailing—(0.1)%
Kroger Co.	(23,745)	(867,642)

Gas utilities—(0.1)%
National Fuel Gas Co.	(18,050)	(896,363)

Health care equipment & supplies—(0.3)%
ICU Medical, Inc.	(4,020)	(837,246)
Stryker Corp.	(7,940)	(2,085,282)
Tandem Diabetes Care, Inc.	(9,930)	(912,567)
		(3,835,095)
Hotels, restaurants & leisure—(1.0)%
Hyatt Hotels Corp., Class A	(12,670)	(1,043,121)
Las Vegas Sands Corp.	(48,935)	(2,997,758)
MGM Resorts International	(51,883)	(2,112,676)
Planet Fitness, Inc., Class A	(12,590)	(1,057,434)
Starbucks Corp.	(14,430)	(1,652,091)
Vail Resorts, Inc.	(8,180)	(2,659,809)
		(11,522,889)
Household durables—(0.3)%
Leggett & Platt, Inc.	(48,384)	(2,403,233)
Lennar Corp., Class A	(13,525)	(1,401,190)
		(3,804,423)
Insurance—(1.1)%
Assurant, Inc.	(15,780)	(2,455,368)
Loews Corp.	(29,390)	(1,638,493)
Old Republic International Corp.	(64,257)	(1,582,007)
Progressive Corp.	(26,718)	(2,691,571)
Prudential Financial, Inc.	(21,004)	(2,107,961)
Travelers Cos., Inc.	(10,263)	(1,587,276)
		(12,062,676)
Interactive media & services—(0.1)%
TripAdvisor, Inc.	(28,440)	(1,340,377)

PACE Large Co Value Equity Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Machinery—(0.5)%
Flowserve Corp.	(45,310)	(1,796,088)
Trinity Industries, Inc.	(38,220)	(1,056,401)
Xylem, Inc.	(22,560)	(2,496,264)
		(5,348,753)
Media—(0.4)%
Liberty Broadband Corp., Class A	(9,460)	(1,491,558)
Liberty Broadband Corp., Class C	(11,996)	(1,951,989)
News Corp., Class B	(35,000)	(850,850)
		(4,294,397)
Multi-utilities—(0.3)%
Ameren Corp.	(21,230)	(1,801,153)
Public Service Enterprise Group, Inc.	(24,840)	(1,568,895)
		(3,370,048)
Oil, gas & consumable fuels—(0.6)%
Cabot Oil & Gas Corp.	(108,597)	(1,810,312)
ConocoPhillips	(32,582)	(1,666,243)
HollyFrontier Corp.	(29,460)	(1,031,100)
Valero Energy Corp.	(12,620)	(933,375)
Williams Cos., Inc.	(68,410)	(1,666,468)
		(7,107,498)
Personal products—(0.2)%
The Estee Lauder Cos., Inc., Class A	(6,670)	(2,093,046)

Pharmaceuticals—(0.3)%
Catalent, Inc.	(15,716)	(1,767,578)
Nektar Therapeutics	(41,137)	(806,697)
Perrigo Co. PLC	(30,700)	(1,278,041)
		(3,852,316)
Professional services—(0.3)%
Jacobs Engineering Group, Inc.	(28,914)	(3,863,199)

Semiconductors & semiconductor equipment—(0.2)%
Cree, Inc.	(11,335)	(1,126,926)
Marvell Technology, Inc.	(13,160)	(594,963)

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
ON Semiconductor Corp.	(20,590)	(803,010)
		(2,524,899)
Software—(0.4)%
CDK Global, Inc.	(32,510)	(1,742,211)
Ceridian HCM Holding, Inc.	(12,250)	(1,157,380)
Nuance Communications, Inc.	(23,240)	(1,235,671)
		(4,135,262)
Specialty retail—(0.1)%
TJX Cos., Inc.	(15,840)	(1,124,640)

Technology hardware, storage & peripherals—(0.2)%
Hewlett Packard Enterprise Co.	(64,471)	(1,032,826)
Pure Storage, Inc., Class A	(39,420)	(797,072)
		(1,829,898)
Textiles, apparel & luxury goods—(0.3)%
Columbia Sportswear Co.	(8,890)	(969,099)
Under Armour, Inc., Class C	(38,740)	(771,313)
VF Corp.	(21,020)	(1,842,613)
		(3,583,025)
Thrifts & mortgage finance—(0.1)%
MGIC Investment Corp.	(65,240)	(994,258)

Trading companies & distributors—(0.2)%
United Rentals, Inc.	(6,160)	(1,970,892)

Water utilities—(0.1)%
American Water Works Co., Inc.	(7,260)	(1,132,487)
Total investments sold short (proceeds—$94,917,931)		(114,966,981)
Liabilities in excess of other assets—(0.1)%		(1,208,141)
Net assets—100.0%		$1,133,742,149

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Large Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio's  investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,238,026,510	—	—	1,238,026,510
Short-term investments	—	11,890,761	—	11,890,761
Total	1,238,026,510	11,890,761	—	1,249,917,271

Liabilities
Investments sold short	(114,966,981)	—	—	(114,966,981)

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Rates shown reflect yield at April 30, 2021.
4	Includes $4,033,933 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes non-cash collateral of $3,966,072.

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—98.0%
Aerospace & defense—1.0%
TransDigm Group, Inc.*	20,553	12,614,198

Air freight & logistics—0.6%
FedEx Corp.	26,629	7,730,665

Automobiles—1.1%
Tesla, Inc.*	18,531	13,146,633

Banks—0.6%
SVB Financial Group*	13,652	7,806,623

Beverages—1.1%
Boston Beer Co., Inc., Class A*	3,792	4,612,930
Monster Beverage Corp.*	96,089	9,325,438
		13,938,368
Biotechnology—1.8%
Alnylam Pharmaceuticals, Inc.*	2,023	284,515
Biogen, Inc.*	16,138	4,314,172
BioMarin Pharmaceutical, Inc.*	27,481	2,141,319
Exact Sciences Corp.*	23,729	3,127,957
Moderna, Inc.*	12,157	2,173,915
Regeneron Pharmaceuticals, Inc.*	9,575	4,608,447
Seagen, Inc.*	39,083	5,618,572
		22,268,897
Capital markets—5.0%
Blackstone Group, Inc., Class A	112,955	9,995,388
Charles Schwab Corp.	400,469	28,193,017
Coinbase Global, Inc., Class A*	959	285,437
KKR & Co., Inc.	115,996	6,563,054
MarketAxess Holdings, Inc.	8,604	4,202,710
Morgan Stanley	121,900	10,062,845
MSCI, Inc.	4,817	2,339,954
		61,642,405
Chemicals—2.4%
Air Products and Chemicals, Inc.	85,532	24,674,272

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Sherwin-Williams Co.	17,953	4,916,788
		29,591,060
Commercial services & supplies—0.4%
Waste Management, Inc.	35,981	4,964,299

Diversified financial services—2.5%
Berkshire Hathaway, Inc., Class B*	112,439	30,915,103

Electrical equipment—0.7%
Rockwell Automation, Inc.	31,987	8,452,885

Electronic equipment, instruments & components—0.4%
Amphenol Corp., Class A	78,174	5,264,237

Entertainment—0.9%
Netflix, Inc.*	17,073	8,766,473
Roku, Inc.*	2,408	825,872
Spotify Technology SA*	6,833	1,722,736
		11,315,081
Equity real estate investment trusts—2.0%
American Tower Corp.	96,651	24,623,775

Health care equipment & supplies—3.0%
ABIOMED, Inc.*	5,281	1,693,775
Align Technology, Inc.*	21,918	13,052,826
DexCom, Inc.*	10,577	4,083,780
Edwards Lifesciences Corp.*	69,540	6,642,461
Intuitive Surgical, Inc.*	13,640	11,798,600
		37,271,442
Health care providers & services—1.4%
HCA Healthcare, Inc.	44,116	8,869,963
McKesson Corp.	46,127	8,651,580
		17,521,543
Health care technology—0.4%
Veeva Systems, Inc., Class A*	17,446	4,927,623

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—2.1%
Airbnb, Inc., Class A*	22,244	3,841,761
Booking Holdings, Inc.*	3,834	9,454,951
Chipotle Mexican Grill, Inc.*	5,549	8,279,274
Starbucks Corp.	34,802	3,984,481
		25,560,467
Industrial conglomerates—3.7%
Honeywell International, Inc.	112,171	25,018,620
Roper Technologies, Inc.	45,490	20,308,555
		45,327,175
Insurance—1.9%
Markel Corp.*	20,493	24,108,375

Interactive media & services—12.3%
Alphabet, Inc., Class C*	27,447	66,150,564
Facebook, Inc., Class A*	140,913	45,807,998
Match Group, Inc.*	85,109	13,245,514
Pinterest, Inc., Class A*	37,827	2,510,578
Snap, Inc., Class A*	220,960	13,659,747
Twitter, Inc.*	45,686	2,522,781
Zillow Group, Inc., Class C*	64,119	8,343,164
		152,240,346
Internet & direct marketing retail—6.0%
Amazon.com, Inc.*	18,842	65,333,128
Etsy, Inc.*	6,064	1,205,462
MercadoLibre, Inc.*	2,428	3,814,339
Wayfair, Inc., Class A*,1	14,510	4,288,721
		74,641,650
IT services—6.9%
Cognizant Technology Solutions Corp., Class A	68,796	5,531,198
MasterCard, Inc., Class A	38,702	14,786,486
MongoDB, Inc.*	1,778	528,884
PayPal Holdings, Inc.*	104,118	27,309,110
Shopify, Inc., Class A*	106	125,346
Snowflake, Inc., Class A*	21,844	5,058,852
Square, Inc., Class A*	25,307	6,195,660
Twilio, Inc., Class A*	27,306	10,043,147
Visa, Inc., A Shares	44,721	10,445,037

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Wix.com Ltd.*	15,909	5,057,153
		85,080,873
Life sciences tools & services—2.3%
10X Genomics, Inc., Class A*	22,267	4,404,412
Mettler-Toledo International, Inc.*	17,650	23,180,098
Thermo Fisher Scientific, Inc.	2,620	1,232,003
		28,816,513
Machinery—1.4%
Deere & Co.	45,072	16,714,951

Media—1.0%
Charter Communications, Inc., Class A*	11,611	7,819,428
Discovery, Inc., Class A*	122,724	4,621,786
		12,441,214
Metals & mining—0.7%
Freeport-McMoRan, Inc.	240,901	9,084,377

Personal products—1.7%
Estee Lauder Cos., Inc., Class A	26,938	8,453,144
Unilever PLC, ADR	216,545	12,715,523
		21,168,667
Road & rail—2.1%
Norfolk Southern Corp.	32,694	9,129,473
Uber Technologies, Inc.*	297,850	16,313,244
		25,442,717
Semiconductors & semiconductor equipment—5.8%
Advanced Micro Devices, Inc.*	65,675	5,360,393
ASML Holding N.V. NY Registered Shares	11,437	7,412,320
Cree, Inc.*	21,821	2,169,444
Enphase Energy, Inc.*	7,550	1,051,337
Lam Research Corp.	9,847	6,109,571
Microchip Technology, Inc.	223,383	33,572,231
NVIDIA Corp.	6,733	4,042,359
QUALCOMM, Inc.	36,356	5,046,213

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Texas Instruments, Inc.	42,647	7,698,210
		72,462,078
Software—15.5%
Adobe, Inc.*	53,211	27,049,280
Coupa Software, Inc.*	16,410	4,414,946
Datadog, Inc., Class A*	52,118	4,470,161
HubSpot, Inc.*	2,610	1,374,034
Intuit, Inc.	79,181	32,635,241
Microsoft Corp.	293,191	73,936,906
Paycom Software, Inc.*	13,923	5,352,140
Salesforce.com, Inc.*	72,793	16,765,684
ServiceNow, Inc.*	13,297	6,733,202
SS&C Technologies Holdings, Inc.	78,353	5,815,360
Synopsys, Inc.*	19,973	4,934,529
Trade Desk, Inc., Class A*	1,999	1,457,891
Workday, Inc., Class A*	13,860	3,423,420
Zoom Video Communications, Inc., Class A*	12,308	3,933,268
		192,296,062
Specialty retail—1.3%
AutoZone, Inc.*	2,465	3,609,056
Carvana Co., Class A*,1	20,183	5,757,403
Lowe's Cos., Inc.	36,514	7,165,872
		16,532,331
Technology hardware, storage & peripherals—5.4%
Apple, Inc.	510,009	67,045,783

Textiles, apparel & luxury goods—2.6%
Nike, Inc., Class B	195,364	25,909,173

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Tapestry, Inc.	134,042	6,413,910
		32,323,083
Total common stocks
(cost—$754,240,593)		1,215,281,499
Short-term investments—1.8%
Investment companies—1.8%
State Street Institutional U.S. Government Money Market Fund, 0.030%[2]
(cost—$22,288,887)	22,288,887	22,288,887
Total investments
(cost—$776,529,480)[3]—99.8%		1,237,570,386
Other assets in excess of liabilities—0.2%		2,991,970
Net assets—100.0%		$1,240,562,356

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,215,281,499	—	—	1,215,281,499
Short-term investments	—	22,288,887	—	22,288,887
Total	1,215,281,499	22,288,887	—	1,237,570,386

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at April 30, 2021.

PACE Large Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

3	Includes $10,046,123 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $10,501,207.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—97.3%
Auto components—0.8%
Adient PLC*	92,900	4,304,986

Automobiles—1.5%
Thor Industries, Inc.	55,049	7,794,388

Banks—12.2%
Ameris Bancorp	96,850	5,238,616
Atlantic Capital Bancshares, Inc.*	86,301	2,308,552
Bank of Hawaii Corp.	59,987	5,452,218
Bank of NT Butterfield & Son Ltd.	129,615	5,083,500
Bank OZK	102,030	4,182,210
Banner Corp.	81,820	4,650,649
Cathay General Bancorp	101,520	4,109,530
Central Pacific Financial Corp.	128,650	3,467,118
First Citizens BancShares, Inc., Class A	3,300	2,862,618
First Horizon Corp.	294,802	5,391,929
Glacier Bancorp, Inc.	72,055	4,247,642
Hancock Whitney Corp.	80,400	3,717,696
Popular, Inc.	58,540	4,329,618
Truist Financial Corp.	24,600	1,459,026
Webster Financial Corp.	129,430	6,848,141
		63,349,063
Beverages—0.8%
National Beverage Corp.	85,634	4,160,956

Biotechnology—0.4%
Anika Therapeutics, Inc.*	54,600	2,193,828

Building products—2.1%
Armstrong World Industries, Inc.	36,839	3,818,362
Lennox International, Inc.	8,675	2,909,074
Resideo Technologies, Inc.*	140,455	4,215,055
		10,942,491
Capital markets—2.5%
Artisan Partners Asset Management, Inc., Class A	78,585	4,001,548
MSCI, Inc.	13,700	6,655,049
Uranium Participation Corp.*,1	205,100	896,056

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
Virtus Investment Partners, Inc.	4,474	1,223,460
		12,776,113
Chemicals—3.5%
Axalta Coating Systems Ltd.*	122,300	3,900,147
Innospec, Inc.	19,400	1,889,754
Scotts Miracle-Gro Co.	38,396	8,875,619
Valvoline, Inc.	116,445	3,656,373
		18,321,893
Commercial services & supplies—2.1%
IAA, Inc.*	22,980	1,443,374
KAR Auction Services, Inc.	471,120	7,062,089
Stericycle, Inc.*	35,010	2,670,563
		11,176,026
Communications equipment—2.3%
Comtech Telecommunications Corp.	187,175	4,488,456
Plantronics, Inc.*	183,825	7,351,162
		11,839,618
Consumer finance—1.8%
Enova International, Inc.*	58,527	2,003,965
Navient Corp.	202,010	3,399,828
SLM Corp.	214,905	4,225,032
		9,628,825
Containers & packaging—1.0%
Sealed Air Corp.	100,820	4,980,508

Diversified consumer services—1.1%
H&R Block, Inc.	39,400	877,044
Regis Corp.*,1	28,366	367,056
Terminix Global Holdings, Inc.*	84,307	4,290,383
		5,534,483
Diversified telecommunication services—0.9%
Liberty Latin America Ltd., Class A*	328,220	4,557,335

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—2.7%
Entergy Corp.	20,700	2,262,303
Evergy, Inc.	21,494	1,374,971
IDACORP, Inc.	46,524	4,767,780
Portland General Electric Co.	110,870	5,638,848
		14,043,902
Electrical equipment—0.7%
EnerSys	41,610	3,810,644

Electronic equipment, instruments & components—2.2%
CDW Corp.	25,858	4,611,257
Zebra Technologies Corp., Class A*	14,100	6,877,134
		11,488,391
Energy equipment & services—1.2%
Championx Corp.*	176,560	3,709,526
CSI Compressco LP	37,564	63,107
Hoegh LNG Partners LP	23,130	386,271
TETRA Technologies, Inc.*	758,770	1,904,513
		6,063,417
Entertainment—0.4%
Lions Gate Entertainment Corp., Class B*	183,837	2,316,346

Equity real estate investment trusts—6.7%
American Campus Communities, Inc.	97,512	4,408,517
CatchMark Timber Trust, Inc., Class A	89,209	1,037,501
Granite Real Estate Investment Trust	37,690	2,409,145
Hudson Pacific Properties, Inc.	101,340	2,848,667
Lamar Advertising Co., Class A	46,782	4,633,289
MGM Growth Properties LLC, Class A	125,363	4,515,575
Office Properties Income Trust	61,120	1,696,080
Outfront Media, Inc.	177,465	4,324,822
Physicians Realty Trust	272,520	5,104,300
QTS Realty Trust, Inc., Class A1	58,730	3,904,958
		34,882,854
Food & staples retailing—0.8%
U.S. Foods Holding Corp.*	98,080	4,066,397

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—1.8%
Conagra Brands, Inc.	10,300	382,027
Lamb Weston Holdings, Inc.	4,400	354,200
Post Holdings, Inc.*	26,800	3,049,304
TreeHouse Foods, Inc.*	104,055	4,953,018
Tyson Foods, Inc., Class A	8,800	681,560
		9,420,109
Health care equipment & supplies—1.6%
CONMED Corp.	6,000	845,700
Envista Holdings Corp.*	73,160	3,166,365
Integra LifeSciences Holdings Corp.*	55,130	4,084,030
		8,096,095
Health care providers & services—2.7%
Acadia Healthcare Co., Inc.*	60,990	3,715,511
CorVel Corp.*	26,282	3,075,257
Hanger, Inc.*	225,966	5,633,332
Select Medical Holdings Corp.*	27,700	1,044,844
Tenet Healthcare Corp.*	12,900	764,454
		14,233,398
Hotels, restaurants & leisure—3.7%
Boston Pizza Royalties Income Fund	36,900	390,807
Cheesecake Factory, Inc.	164,579	10,301,000
Despegar.com Corp.*	368,820	4,883,177
El Pollo Loco Holdings, Inc.*	210,680	3,568,919
		19,143,903
Household durables—0.0%†
Lennar Corp., Class B	1,163	93,703

Household products—0.5%
WD-40 Co.	11,350	2,823,199

Insurance—3.4%
Argo Group International Holdings Ltd.	79,570	4,151,962
Assured Guaranty Ltd.	68,920	3,504,582
CNO Financial Group, Inc.	147,537	3,766,620

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
W. R. Berkley Corp.	76,475	6,096,587
		17,519,751
IT services—3.3%
Broadridge Financial Solutions, Inc.	31,450	4,988,914
DXC Technology Co.	105,170	3,461,145
Jack Henry & Associates, Inc.	33,087	5,387,556
VeriSign, Inc.*	3,900	853,203
WNS Holdings Ltd., ADR*	34,875	2,525,996
		17,216,814
Life sciences tools & services—1.1%
Syneos Health, Inc.*	69,955	5,935,682

Machinery—8.4%
Altra Industrial Motion Corp.	58,265	3,438,218
EnPro Industries, Inc.	36,860	3,157,059
Gates Industrial Corp. PLC*	215,600	3,719,100
Graco, Inc.	65,800	5,053,440
Helios Technologies, Inc.	41,439	2,995,211
John Bean Technologies Corp.	25,688	3,734,521
Lincoln Electric Holdings, Inc.	18,355	2,350,358
Miller Industries, Inc.	20,402	877,694
RBC Bearings, Inc.*	27,676	5,519,425
Rexnord Corp.	84,570	4,222,580
Terex Corp.	68,975	3,241,135
Toro Co.	47,171	5,405,797
		43,714,538
Marine—1.1%
Kirby Corp.*	87,980	5,604,326

Media—0.2%
ViacomCBS, Inc., Class B	20,200	828,604

Metals & mining—0.7%
Allegheny Technologies, Inc.*	154,150	3,585,529

Mortgage real estate investment trust—0.7%
Redwood Trust, Inc.	306,000	3,399,660

PACE Small/Medium Co Value Equity Investments
Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multi-utilities—0.1%
Black Hills Corp.	10,700	738,086

Oil, gas & consumable fuels—3.3%
EQT Corp.*	214,755	4,101,821
Euronav N.V.*,1	4,400	37,488
Golar LNG Ltd.*,1	383,269	4,399,928
PDC Energy, Inc.*	124,050	4,529,065
Viper Energy Partners LP	237,160	4,271,252
		17,339,554
Personal products—0.7%
elf Beauty, Inc.*	114,690	3,469,373

Professional services—2.6%
KBR, Inc.	151,500	5,993,340
Science Applications International Corp.	20,600	1,842,052
TransUnion	53,800	5,626,942
		13,462,334
Road & rail—1.0%
Landstar System, Inc.	29,200	5,030,576

Semiconductors & semiconductor equipment—1.1%
Teradyne, Inc.	46,900	5,866,252

Software—3.4%
American Software, Inc. Class A	149,414	3,091,376
Avast PLC[2]	106,966	705,684
CDK Global, Inc.	58,000	3,108,220
Dolby Laboratories, Inc., Class A	38,304	3,886,707
New Relic, Inc.*	45,480	2,924,364
SailPoint Technologies Holding, Inc.*	65,040	3,175,903
Xperi Holding Corp.	36,979	759,918
		17,652,172
Specialty retail—2.6%
Gap, Inc.	50,100	1,658,310
Leslie's, Inc.*	131,645	3,741,351
Rent-A-Center, Inc.	66,200	3,809,810
Tilly's, Inc., Class A*	67,459	813,556

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
Urban Outfitters, Inc.*	96,180	3,452,862
		13,475,889
Technology hardware, storage & peripherals—1.4%
Diebold Nixdorf, Inc.*	453,228	6,802,952
Xerox Holdings Corp.	29,200	704,888
		7,507,840
Textiles, apparel & luxury goods—2.9%
Capri Holdings Ltd.*	133,745	7,366,675
Carter's, Inc.	8,700	946,473
Samsonite International SA, ADR*	711,757	6,512,576
		14,825,724
Thrifts & mortgage finance—0.6%
Essent Group Ltd.	58,690	3,085,920

Trading companies & distributors—0.7%
Beacon Roofing Supply, Inc.*	62,080	3,496,966
Total common stocks (cost—$334,460,462)		505,798,461

Short-term investments—2.5%
Investment companies—2.5%
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost—$13,182,230)	13,182,230	13,182,230

Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.020%[3] (cost—$236,152)	236,152	236,152
Total investments (cost—$347,878,844)[4]—99.9%		519,216,843
Other assets in excess of liabilities—0.1%		443,469
Net assets—100.0%		$519,660,312

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	505,798,461	—	—	505,798,461
Short-term investments	—	13,182,230	—	13,182,230
Investment of cash collateral from securities loaned	—	236,152	—	236,152
Total	505,798,461	13,418,382	—	519,216,843

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes
†	Amount represents less than 0.05% or (0.05%).
*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $705,684, represented 0.1% of the Portfolio's net assets at period end.
3	Rates shown reflect yield at April 30, 2021.
4	Includes $2,625,138 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $236,152 and non-cash collateral of $2,483,335.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—98.9%
Aerospace & defense—1.4%
Axon Enterprise, Inc.*	17,384	2,635,588
Huntington Ingalls Industries, Inc.	7,447	1,581,147
PAE, Inc.*	118,160	1,059,895
Parsons Corp.*	25,196	1,116,939
RADA Electronic Industries Ltd.*	21,503	283,625
Vectrus, Inc.*	12,184	637,832
		7,315,026
Air freight & logistics—0.6%
Atlas Air Worldwide Holdings, Inc.*	6,081	412,961
XPO Logistics, Inc.*	19,415	2,701,015
		3,113,976
Airlines—0.5%
Allegiant Travel Co.*	12,014	2,832,060

Auto components—1.1%
Gentex Corp.	73,988	2,602,898
Visteon Corp.*	25,854	3,149,276
		5,752,174
Banks—0.4%
Altabancorp	4,115	171,801
Bank First Corp.	998	72,175
Baycom Corp.*	500	9,045
Customers Bancorp, Inc.*	22,699	783,569
Esquire Financial Holdings, Inc.*	1,000	22,950
Hanmi Financial Corp.	21,782	442,175
Meridian Corp.	3,822	100,901
Northeast Bank	3,992	112,455
Silvergate Capital Corp., Class A*	1,828	195,998
		1,911,069
Beverages—1.6%
Boston Beer Co., Inc., Class A*	4,720	5,741,833
Celsius Holdings, Inc.*	14,281	818,301
Coca-Cola Consolidated, Inc.	6,081	1,783,253
		8,343,387
Biotechnology—8.0%
4D Molecular Therapeutics, Inc.*	3,998	154,723

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(continued)
Aduro Biotech, Inc.[1]	9,389	0
Aeglea BioTherapeutics, Inc.*	49,384	384,208
Agios Pharmaceuticals, Inc.*,2	8,611	480,494
Akebia Therapeutics, Inc.*	354,130	1,129,675
Aldeyra Therapeutics, Inc.*	25,797	324,268
Aligos Therapeutics, Inc.*	1,210	31,121
Apellis Pharmaceuticals, Inc.*	40,000	2,026,800
Aprea Therapeutics, Inc.*,2	23,177	108,700
Ardelyx, Inc.*	147,132	1,075,535
Assembly Biosciences, Inc.*	9,132	39,085
Athenex, Inc.*,2	85,323	342,145
Atreca, Inc., Class A*,2	4,729	56,464
Avid Bioservices, Inc.*	28,949	619,653
Avrobio, Inc.*	30,749	359,148
Beyondspring, Inc.*	30,279	326,710
Bluebird Bio, Inc.*	46,512	1,395,360
C4 Therapeutics, Inc.*	5,952	197,011
Calithera Biosciences, Inc.*,2	13,782	29,907
CareDx, Inc.*	7,052	557,602
Catalyst Pharmaceuticals, Inc.*	96,488	441,915
Centogene N.V.*	600	6,522
Cerevel Therapeutics Holdings, Inc.*	6,950	101,122
Cidara Therapeutics, Inc.*,2	60,940	135,287
Codiak Biosciences, Inc.*	4,662	92,308
Coherus Biosciences, Inc.*	84,709	1,253,693
Crinetics Pharmaceuticals, Inc.*,2	9,921	171,733
CytomX Therapeutics, Inc.*	70,698	661,733
Deciphera Pharmaceuticals, Inc.*	26,509	1,229,222
Denali Therapeutics, Inc.*	22,291	1,347,268
Eagle Pharmaceuticals, Inc.*	22,196	906,263
Eiger BioPharmaceuticals, Inc.*	41,048	348,498
Enanta Pharmaceuticals, Inc.*	31,577	1,602,217
FibroGen, Inc.*	37,551	838,138
Flexion Therapeutics, Inc.*	85,049	659,980
Galera Therapeutics, Inc.*	4,300	35,045
Global Blood Therapeutics, Inc.*	25,049	1,021,498
Gossamer Bio, Inc.*	80,016	691,338
Halozyme Therapeutics, Inc.*	10,324	515,684
Heron Therapeutics, Inc.*,2	82,327	1,439,076
Homology Medicines, Inc.*	74,284	502,903
Inhibrx, Inc.*	7,642	163,004

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(concluded)
Intercept Pharmaceuticals, Inc.*	42,862	847,810
Ionis Pharmaceuticals, Inc.*	56,208	2,406,827
iTeos Therapeutics, Inc.*	13,071	307,299
Karyopharm Therapeutics, Inc.*	14,299	133,553
Kindred Biosciences, Inc.*	53,531	267,655
Kiniksa Pharmaceuticals Ltd., Class A*	14,222	234,094
Leap Therapeutics, Inc.*	12,500	21,375
MeiraGTx Holdings PLC*	8,760	131,225
Minerva Neurosciences, Inc.*	103,915	247,318
Mirum Pharmaceuticals, Inc.*,2	4,500	87,930
Morphic Holding, Inc.*	5,522	305,919
Mustang Bio, Inc.*	119,846	387,103
Natera, Inc.*	3,112	342,382
NextCure, Inc.*	11,871	104,109
Oncorus, Inc.*	2,950	47,347
Organogenesis Holdings, Inc.*	10,753	240,437
Oyster Point Pharma, Inc.*,2	331	6,835
Pieris Pharmaceuticals, Inc.*,2	57,312	123,794
Poseida Therapeutics, Inc.*,2	37,031	346,610
PTC Therapeutics, Inc.*	20,505	845,011
Puma Biotechnology, Inc.*,2	11,883	117,166
Radius Health, Inc.*	114,808	2,560,218
REGENXBIO, Inc.*	32,642	1,132,351
Sarepta Therapeutics, Inc.*	10,289	728,873
Selecta Biosciences, Inc.*	124,551	373,653
Sigilon Therapeutics, Inc.*	2,784	38,698
Spruce Biosciences, Inc.*,2	1,043	16,897
SQZ Biotechnologies Co.*	1,393	17,106
Sutro Biopharma, Inc.*	11,017	225,959
Travere Therapeutics, Inc.*	83,323	2,059,745
UNITY Biotechnology, Inc.*,2	58,450	290,496
Veracyte, Inc.*	6,018	299,395
Verastem, Inc.*	67,493	207,204
Vericel Corp.*	25,513	1,592,521
Voyager Therapeutics, Inc.*,2	43,166	208,060
		41,106,031
Building products—1.0%
Advanced Drainage Systems, Inc.	11,773	1,314,573
AZEK Co., Inc.*	15,011	724,731
Masonite International Corp.*	18,884	2,384,861

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
Trex Co., Inc.*	6,689	722,345
		5,146,510
Capital markets—2.0%
Cowen, Inc., Class A	52,240	2,062,958
Greenhill & Co., Inc.	15,090	229,066
LPL Financial Holdings, Inc.	36,886	5,780,036
Open Lending Corp., Class A*	6,160	240,548
PJT Partners, Inc., Class A	15,197	1,117,435
StoneX Group, Inc.*	15,422	979,606
		10,409,649
Chemicals—0.2%
American Vanguard Corp.	18,154	359,086
Trinseo SA	15,342	949,823
		1,308,909
Commercial services & supplies—2.1%
Cimpress PLC*	1,807	172,135
Healthcare Services Group, Inc.	95,262	2,853,097
Interface, Inc.	52,148	669,580
Montrose Environmental Group, Inc.*	36,004	1,951,777
Ritchie Bros Auctioneers, Inc.	85,129	5,414,204
		11,060,793
Communications equipment—1.9%
Aviat Networks, Inc.*	5,956	193,034
CalAmp Corp.*	40,909	562,499
Casa Systems, Inc.*	59,919	470,065
CommScope Holding Co., Inc.*	70,647	1,162,143
Extreme Networks, Inc.*	314,911	3,583,687
Genasys, Inc.*	48,937	305,856
Infinera Corp.*	163,339	1,505,986
Plantronics, Inc.*	45,575	1,822,544
		9,605,814
Construction & engineering—2.1%
EMCOR Group, Inc.	24,900	2,983,020
MYR Group, Inc.*	23,457	1,827,300
NV5 Global, Inc.*	3,360	302,837

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction & engineering—(concluded)
Primoris Services Corp.	38,171	1,246,665
WillScot Mobile Mini Holdings Corp.*	144,739	4,236,511
		10,596,333
Construction materials—0.1%
Summit Materials, Inc., Class A*	13,073	376,372

Consumer finance—0.7%
Green Dot Corp., Class A*	41,967	1,920,410
PRA Group, Inc.*	44,894	1,691,606
		3,612,016
Containers & packaging—0.0%†
Myers Industries, Inc.	5,057	114,086

Distributors—0.3%
Core-Mark Holding Co., Inc.	38,541	1,640,305

Diversified consumer services—3.0%
2U, Inc.*,2	57,154	2,243,294
Chegg, Inc.*	10,609	958,311
Frontdoor, Inc.*	22,902	1,225,944
Grand Canyon Education, Inc.*	51,033	5,526,364
Perdoceo Education Corp.*	109,380	1,275,371
Strategic Education, Inc.	17,887	1,342,598
Terminix Global Holdings, Inc.*	47,078	2,395,799
Universal Technical Institute, Inc.*	47,550	267,707
		15,235,388
Diversified telecommunication services—0.8%
ATN International, Inc.	5,131	233,871
Cogent Communications Holdings, Inc.	36,731	2,773,558
Consolidated Communications Holdings, Inc.*	4,498	32,386
Ooma, Inc.*	54,316	897,843
		3,937,658
Electrical equipment—1.3%
Allied Motion Technologies, Inc.	7,891	410,727
Generac Holdings, Inc.*	19,505	6,318,645

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—(concluded)
Orion Energy Systems, Inc.*	11,371	68,453
		6,797,825
Electronic equipment, instruments & components—1.5%
Jabil, Inc.	52,716	2,763,373
National Instruments Corp.	51,773	2,143,920
PC Connection, Inc.	13,653	619,164
Rogers Corp.*	10,048	1,967,800
		7,494,257
Entertainment —0.0%†
Endeavor Group Holdings, Inc., Class A*	4,301	118,536

Equity real estate investment trusts—0.4%
Broadstone Net Lease, Inc.	40,128	809,783
Community Healthcare Trust, Inc.	10,473	533,285
NETSTREIT Corp.	10,200	212,466
NexPoint Residential Trust, Inc.	8,186	410,610
		1,966,144
Food & staples retailing—0.3%
Albertsons Cos. Inc., Class A2	71,406	1,326,009

Food products—1.8%
Calavo Growers, Inc.	17,417	1,360,790
Freshpet, Inc.*	25,596	4,730,653
Lancaster Colony Corp.	708	130,775
Pilgrim’s Pride Corp.*	32,441	777,286
Sanderson Farms, Inc.	14,092	2,318,557
		9,318,061
Gas utilities—0.1%
Southwest Gas Holdings, Inc.	10,175	709,401

Health care equipment & supplies—5.6%
Accuray, Inc.*	247,403	1,162,794
Acutus Medical, Inc.*,2	17,389	237,360
Alphatec Holdings, Inc.*	40,897	653,943
Apyx Medical Corp.*	23,312	236,151
Axonics, Inc.*	21,167	1,332,039
BioLife Solutions, Inc.*	6,619	231,003

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Cardiovascular Systems, Inc.*	39,100	1,576,512
Cutera, Inc.*	15,630	469,369
DarioHealth Corp.*,2	6,121	132,703
Eargo, Inc.*	5,309	303,887
Establishment Labs Holdings, Inc.*	11,606	843,060
Glaukos Corp.*	12,758	1,201,293
Heska Corp.*	15,158	2,768,609
Inogen, Inc.*	23,853	1,559,748
Itamar Medical Ltd., ADR*	29,499	706,501
LivaNova PLC*	44,749	3,797,848
Merit Medical Systems, Inc.*	46,638	2,966,177
Natus Medical, Inc.*	36,269	926,673
Neogen Corp.*	27,649	2,654,580
Neuronetics, Inc.*	60,129	631,354
OrthoPediatrics Corp.*	26,576	1,554,696
Quidel Corp.*	2,018	211,466
Shockwave Medical, Inc.*	10,805	1,766,185
SI-BONE, Inc.*	11,325	402,038
Stereotaxis, Inc.*	30,773	221,566
Surmodics, Inc.*	10,112	540,891
		29,088,446
Health care providers & services—6.1%
Addus HomeCare Corp.*	1,862	197,000
Amedisys, Inc.*	19,375	5,228,344
AMN Healthcare Services, Inc.*	42,188	3,345,508
Castle Biosciences, Inc.*	16,137	1,113,937
Chemed Corp.	6,001	2,860,137
Ensign Group, Inc.	49,973	4,290,182
Exagen, Inc.*	14,300	241,098
Hanger, Inc.*	5,078	126,594
InfuSystem Holdings, Inc.*	25,478	576,312
ModivCare, Inc.*	6,037	845,663
Molina Healthcare, Inc.*	18,912	4,824,451
Pennant Group, Inc.*	42,547	1,719,750
PetIQ, Inc.*,2	60,996	2,598,430
Privia Health Group, Inc.*	12,907	468,782
Progenity, Inc.*	1,000	3,160
Surgery Partners, Inc.*	15,748	759,054

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
US Physical Therapy, Inc.	19,379	2,179,168
		31,377,570
Health care technology—2.7%
Health Catalyst, Inc.*	55,453	3,210,729
Icad, Inc.*	34,910	629,776
Inovalon Holdings, Inc., Class A*	81,270	2,455,167
Inspire Medical Systems, Inc.*	17,021	4,030,913
OptimizeRx Corp.*	18,297	923,266
Phreesia, Inc.*	52,249	2,703,886
		13,953,737
Hotels, restaurants & leisure—1.3%
Domino’s Pizza, Inc.	1,794	757,678
Full House Resorts, Inc.*	66,936	653,295
Lindblad Expeditions Holdings, Inc.*	8,641	141,626
Noodles & Co.*	14,829	179,209
Penn National Gaming, Inc.*	3,324	296,235
PlayAGS, Inc.*	75,897	679,278
Scientific Games Corp., Class A*	5,997	350,944
Wingstop, Inc.	22,544	3,571,195
		6,629,460
Household durables—2.8%
GoPro, Inc., Class A*	190,204	2,135,991
Lovesac Co.*	20,446	1,498,078
Meritage Homes Corp.*	7,190	764,944
NVR, Inc.*	665	3,337,037
Purple Innovation, Inc.*	13,049	444,710
Sonos, Inc.*	89,150	3,568,675
TopBuild Corp.*	7,272	1,617,147
Universal Electronics, Inc.*	15,338	871,965
		14,238,547
Insurance—2.6%
Alleghany Corp.*	4,155	2,821,120
Axis Capital Holdings Ltd.	31,346	1,749,107
BRP Group, Inc., Class A*	7,639	221,684
Goosehead Insurance, Inc., Class A	22,439	2,466,944
James River Group Holdings Ltd.	22,444	1,057,337
RenaissanceRe Holdings Ltd.	20,214	3,412,325

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Selectquote, Inc.*	39,225	1,221,074
Universal Insurance Holdings, Inc.	17,020	237,429
		13,187,020
Interactive media & services—1.1%
MediaAlpha, Inc., Class A*	14,844	656,847
Yelp, Inc.*	67,759	2,662,929
Zillow Group, Inc., Class A*	17,449	2,326,824
		5,646,600
Internet & direct marketing retail—0.6%
CarParts.com, Inc.*,2	33,271	574,923
Porch Group, Inc., Class A*	28,119	374,264
Quotient Technology, Inc.*	37,597	614,335
RealReal, Inc.*	10,761	266,550
Stamps.com, Inc.*	5,100	1,047,387
		2,877,459
IT services—2.9%
Brightcove, Inc.*	5,741	83,359
CSG Systems International, Inc.	48,379	2,224,950
GDS Holdings Ltd., ADR*	3,164	262,517
Globant SA*	32,036	7,342,010
Grid Dynamics Holdings, Inc.*	35,451	510,849
IBEX Holdings Ltd.*	400	9,240
MAXIMUS, Inc.	24,420	2,237,849
Shift4 Payments, Inc., Class A*	9,776	966,749
TTEC Holdings, Inc.	2,923	297,357
Unisys Corp.*	32,363	776,712
		14,711,592
Leisure products—0.7%
Malibu Boats, Inc., Class A*	10,686	890,785
Polaris, Inc.	14,308	2,003,549
YETI Holdings, Inc.*	9,048	772,880
		3,667,214
Life sciences tools & services—0.7%
Inotiv, Inc.*	27,976	660,793
Medpace Holdings, Inc.*	15,012	2,547,236

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
Repligen Corp.*	1,750	370,493
		3,578,522
Machinery—1.8%
Agrify Corp.*	31,640	341,712
Energy Recovery, Inc.*	12,268	260,082
Hydrofarm Holdings Group, Inc.*	4,123	270,881
Kadant, Inc.	11,623	2,069,243
Kornit Digital Ltd.*	39,081	3,820,558
Proto Labs, Inc.*	10,518	1,178,647
Shyft Group, Inc.	33,957	1,202,757
		9,143,880
Media—2.2%
Altice USA, Inc., Class A*	14,797	537,279
Cable One, Inc.	2,233	3,997,070
Cardlytics, Inc.*,2	4,623	635,801
Gray Television, Inc.	28,575	580,644
iClick Interactive Asia Group Ltd. ADR*	43,147	556,596
Magnite, Inc.*,2	39,720	1,590,786
Nexstar Media Group, Inc., Class A	21,243	3,131,431
WideOpenWest, Inc.*	32,887	462,720
		11,492,327
Multiline retail—0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	27,893	2,573,687

Oil, gas & consumable fuels—0.1%
Dorian LPG Ltd.*	21,343	283,648

Paper & forest products—0.3%
Louisiana-Pacific Corp.	23,466	1,545,940

Personal products—0.9%
Herbalife Nutrition Ltd.*	16,710	764,817
Lifevantage Corp.*	24,085	195,811
Medifast, Inc.	11,204	2,544,316

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Personal products—(concluded)
USANA Health Sciences, Inc.*	13,977	1,257,790
		4,762,734
Pharmaceuticals—1.6%
Aerie Pharmaceuticals, Inc.*	8,799	150,727
Amneal Pharmaceuticals, Inc.*	198,771	1,095,228
Amphastar Pharmaceuticals, Inc.*	31,340	545,316
Cara Therapeutics, Inc.*	73,145	947,228
Chiasma, Inc.*,2	134,233	400,014
Endo International PLC*	125,522	719,241
Fulcrum Therapeutics, Inc.*,2	3,080	34,650
Lyra Therapeutics, Inc.*	2,639	26,575
NGM Biopharmaceuticals, Inc.*	41,341	1,136,877
Odonate Therapeutics, Inc.*,2	48,479	162,405
Optinose, Inc.*,2	64,559	230,476
Osmotica Pharmaceuticals PLC*,2	29,461	84,848
Phathom Pharmaceuticals, Inc.*	11,120	428,342
Progenic Pharmaceuticals Inc.[1]	76,855	0
Recro Pharma, Inc.*,2	59,966	160,109
Satsuma Pharmaceuticals, Inc.*,2	6,087	32,322
scPharmaceuticals, Inc.*,2	1,000	6,470
Strongbridge Biopharma PLC*,2	107,548	273,172
Theravance Biopharma, Inc.*,2	68,899	1,360,066
Tricida, Inc.*,2	76,240	354,516
Zogenix, Inc.*	7,964	150,440
		8,299,022
Professional services—2.3%
Barrett Business Services, Inc.	13,000	953,290
CACI International, Inc., Class A*	6,107	1,556,430
Exponent, Inc.	28,744	2,768,909
Insperity, Inc.	27,351	2,394,307
Kforce, Inc.	15,574	872,767
TriNet Group, Inc.*	38,001	2,991,059
Upwork, Inc.*	7,817	360,051
		11,896,813
Real estate management & development—0.4%
Altisource Portfolio Solutions SA*	5,539	34,895
eXp World Holdings, Inc.*,2	22,741	781,381
Fathom Holdings, Inc.*,2	15,530	532,679

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate management & development—(concluded)
Redfin Corp.*,2	12,283	869,391
		2,218,346
Road & rail—0.8%
Landstar System, Inc.	13,643	2,350,416
Saia, Inc.*	6,452	1,512,994
Universal Logistics Holdings, Inc.	1,940	48,519
		3,911,929
Semiconductors & semiconductor equipment—4.8%
ACM Research, Inc., Class A*	6,223	491,306
Advanced Energy Industries, Inc.	8,327	918,551
Ambarella, Inc.*	20,351	1,984,019
Amkor Technology, Inc.	41,567	840,485
Brooks Automation, Inc.	10,430	1,056,872
CMC Materials, Inc.	9,519	1,746,070
CyberOptics Corp.*	1,681	55,456
Diodes, Inc.*	14,673	1,127,033
DSP Group, Inc.*	38,755	538,307
Everspin Technologies, Inc.*,2	24,977	131,129
Ichor Holdings Ltd.*	15,994	891,985
Maxeon Solar Technologies Ltd.*	5,747	103,446
NeoPhotonics Corp.*	115,757	1,083,486
Pixelworks, Inc.*	48,124	141,966
Power Integrations, Inc.	33,495	2,773,721
Silicon Laboratories, Inc.*	16,932	2,386,565
Silicon Motion Technology Corp., ADR	13,914	999,304
SiTime Corp.*	14,381	1,330,962
SkyWater Technology, Inc.*	25,954	539,843
SMART Global Holdings, Inc.*	24,786	1,143,874
Synaptics, Inc.*	32,148	4,496,541
		24,780,921
Software—14.2%
A10 Networks, Inc.*	176,953	1,535,952
Agilysys, Inc.*	47,391	2,388,980
Alarm.com Holdings, Inc.*	47,443	4,258,484
American Software, Inc. Class A	6,570	135,933
Asana, Inc., Class A*,2	12,320	410,502
Avaya Holdings Corp.*	96,150	2,766,235
Benefitfocus, Inc.*	38,079	514,828

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Blackline, Inc.*	39,486	4,582,745
Box, Inc., Class A*	145,605	3,101,386
Cerence, Inc.*	18,029	1,738,176
Ceridian HCM Holding, Inc.*	23,532	2,223,303
Descartes Systems Group, Inc.*	30,545	1,956,713
Domo, Inc., Class B*	7,202	463,016
DoubleVerify Holdings, Inc.*	2,602	91,616
Dropbox, Inc., Class A*	38,981	1,001,812
eGain Corp.*	15,651	153,849
Five9, Inc.*	17,492	3,287,971
HubSpot, Inc.*	4,237	2,230,569
Mitek Systems, Inc.*	2,491	40,379
Model N, Inc.*	55,874	2,222,668
New Relic, Inc.*	43,526	2,798,722
Nutanix, Inc., Class A*	90,322	2,442,307
OneSpan, Inc.*	48,012	1,287,202
Paylocity Holding Corp.*	17,340	3,350,782
Pegasystems, Inc.	32,613	4,139,894
Ping Identity Holding Corp.*,2	27,563	669,230
Progress Software Corp.	23,327	1,018,457
PROS Holdings, Inc.*	33,219	1,427,753
QAD, Inc., Class A	14,500	1,025,005
RingCentral, Inc., Class A*	2,107	672,028
SecureWorks Corp., Class A*	19,916	259,107
Smartsheet, Inc., Class A*	45,073	2,672,829
Sprout Social, Inc., Class A*	35,179	2,332,016
SPS Commerce, Inc.*	41,143	4,214,689
Telos Corp.*	5,549	184,116
Tenable Holdings, Inc.*	57,924	2,171,860
Varonis Systems, Inc.*	9,620	509,379
Verint Systems, Inc.*	18,875	916,759
Workiva, Inc.*	65,149	6,124,006
		73,321,258
Specialty retail—4.9%
Asbury Automotive Group, Inc.*	4,755	944,391
At Home Group, Inc.*	7,549	238,397
Boot Barn Holdings, Inc.*	10,800	761,832
Five Below, Inc.*	26,516	5,336,875
Floor & Decor Holdings, Inc., Class A*	22,118	2,453,329
GrowGeneration Corp.*	19,234	838,602

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Specialty retail—(concluded)
Kirkland’s, Inc.*	56,256	1,665,178
Lithia Motors, Inc., Class A	7,846	3,015,845
Murphy USA, Inc.	25,082	3,496,431
National Vision Holdings, Inc.*	51,453	2,593,746
OneWater Marine, Inc. Class A*	24,725	1,266,662
Rent-A-Center, Inc.	42,462	2,443,688
		25,054,976
Technology hardware, storage & peripherals—1.5%
Avid Technology, Inc.*	108,301	2,462,765
Diebold Nixdorf, Inc.*	13,100	196,631
Intevac, Inc.*	5,835	37,402
Pure Storage, Inc., Class A*	133,500	2,699,370
Quantum Corp.*	84,163	717,069
Super Micro Computer, Inc.*	45,958	1,701,365
		7,814,602
Textiles, apparel & luxury goods—0.9%
Crocs, Inc.*	3,562	356,627
Deckers Outdoor Corp.*	12,334	4,171,359
		4,527,986
Thrifts & mortgage finance—0.4%
Axos Financial, Inc.*	10,844	489,606
FS Bancorp, Inc.	1,622	110,864
Luther Burbank Corp.	1,000	11,140
PennyMac Financial Services, Inc.	16,049	966,310
Waterstone Financial, Inc.	18,774	369,848
		1,947,768
Trading companies & distributors—0.8%
Boise Cascade Co.	31,000	2,068,320
CAI International, Inc.	7,313	311,168
H&E Equipment Services, Inc.	12,002	466,878
Herc Holdings, Inc.*	13,504	1,426,022
		4,272,388
Wireless telecommunication services—0.2%
Gogo, Inc.*,2	33,160	345,527

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Wireless telecommunication services—(concluded)
Shenandoah Telecommunications Co.	13,371	631,914
		977,441
Total common stocks (cost—$362,567,750)		508,929,622

Short-term investments—1.4%
Investment companies—1.4%
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost—$7,465,008)	7,465,008	7,465,008

Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.020%[3] (cost—$3,759,521)	3,759,521	3,759,521

Total investments (cost—$373,792,279)[4]—101.0%		520,154,151
Liabilities in excess of other assets—(1.0)%		(5,353,680)
Net assets—100.0%		$514,800,471

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio’s  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	508,929,622	—	—	508,929,622
Short-term investments	—	7,465,008	—	7,465,008
Investment of cash collateral from securities loaned	—	3,759,521	—	3,759,521
Total	508,929,622	11,224,529	—	520,154,151

At April 30, 2021, there were no transfers in or out of Level 3.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05%).

*	Non-income producing security.

1	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

2	Security, or portion thereof, was on loan at the period end.

3	Rates shown reflect yield at April 30, 2021.

4	Includes $14,938,560 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $3,759,521 and non-cash collateral of $11,806,996.

PACE International Equity Investments

Industry Diversification – (unaudited)

As a percentage of net assets as of April 30, 2021

Common stocks
Aerospace & defense	0.7%
Air freight & logistics	0.3
Auto components	2.1
Automobiles	3.0
Banks	10.8
Beverages	0.9
Biotechnology	1.1
Building products	2.9
Capital markets	2.3
Chemicals	3.6
Commercial services & supplies	1.1
Communications equipment	0.7
Construction & engineering	0.6
Construction materials	0.9
Diversified consumer services	0.4
Diversified financial services	0.1
Diversified telecommunication services	3.0
Electric utilities	2.7
Electrical equipment	1.9
Electronic equipment, instruments & components	2.6
Energy equipment & services	0.3
Entertainment	1.2
Equity real estate investment trusts	0.5
Food & staples retailing	1.5
Food products	2.2
Gas utilities	1.2
Health care equipment & supplies	1.7
Health care providers & services	0.3
Health care technology	0.0	†
Hotels, restaurants & leisure	0.7
Household durables	3.1
Independent power and renewable electricity producers	0.3
Industrial conglomerates	3.0
Insurance	4.7
Interactive media & services	0.4
Internet & direct marketing retail	1.9
IT services	3.0
Leisure products	0.7
Life sciences tools & services	0.6
Machinery	3.8
Marine	0.2
Media	1.3
Metals & mining	3.1
Multi-utilities	0.1
Multiline retail	0.4
Oil, gas & consumable fuels	4.7
Paper & forest products	0.1
Personal products	0.9
Pharmaceuticals	9.2
Professional services	2.1
Real estate management & development	0.8
Semiconductors & semiconductor equipment	5.2
Software	2.3
Specialty retail	2.6
Technology hardware, storage & peripherals	1.7
Textiles, apparel & luxury goods	1.3
Tobacco	0.6
Trading companies & distributors	1.0
Transportation infrastructure	0.0	†
Wireless telecommunication services	0.4
Total common stocks	110.8
Preferred stocks
Automobiles	0.5
Chemicals	0.0	†
Total preferred stocks	0.5

PACE International Equity Investments

Industry Diversification – (unaudited)

As a percentage of net assets as of April 30, 2021

Rights
Switzerland	0.0 †

Short-term investments	1.2
Investment of cash collateral from securities loaned	1.3
Total investments before investments sold short	113.8

Investments sold short
Common stocks
Aerospace & defense	(0.1)
Air freight & logistics	0.0 †
Airlines	(0.4)
Banks	(0.3)
Beverages	(0.2)
Biotechnology	(0.3)
Capital markets	(0.1)
Chemicals	(0.7)
Construction & engineering	(0.1)
Diversified financial services	(0.1)
Diversified telecommunication services	(0.2)
Electric utilities	(0.9)
Electrical equipment	(0.2)
Electronic equipment, instruments & components	(0.1)
Entertainment	(0.3)
Equity real estate investment trusts	(0.3)
Food & staples retailing	(0.3)
Food products	(0.4)
Gas utilities	(0.1)
Health care equipment & supplies	(0.2)
Health care providers & services	(0.1)
Hotels, restaurants & leisure	(1.2)
Industrial conglomerates	0.0 †
Insurance	(0.5)
Internet & direct marketing retail	(0.3)
IT services	(0.6)
Machinery	(0.6)
Media	(0.1)
Multi-utilities	(0.1)
Oil, gas & consumable fuels	(0.4)
Paper & forest products	(0.2)
Personal products	(0.4)
Pharmaceuticals	(0.2)
Professional services	(0.2)
Real estate management & development	(0.7)
Real estate management & development	(0.1)
Road & rail	(0.9)
Semiconductors & semiconductor equipment	(0.2)
Software	(0.5)
Technology hardware, storage & peripherals	(0.1)
Transportation infrastructure	(0.6)
Total common stocks	(13.3)
Preferred stocks
Health care equipment & supplies	0.0 †
Total investments sold short	(13.3)
Liabilities in excess of other assets	(0.5)
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—110.8%
Australia—5.6%
Aristocrat Leisure Ltd.	91,365	2,616,138
Australia & New Zealand Banking Group Ltd.	97,804	2,165,367
BHP Group Ltd.[1]	248,841	9,143,837
BHP Group PLC	111,603	3,366,954
CSL Ltd.	3,097	646,927
Glencore PLC*	176,892	721,164
Goodman Group	63,394	923,481
Macquarie Group Ltd.	28,158	3,481,272
Medibank Pvt. Ltd.	679,440	1,612,093
National Australia Bank Ltd.	130,995	2,690,314
Newcrest Mining Ltd.	15,361	313,820
QBE Insurance Group Ltd.	369,614	2,807,460
REA Group Ltd.[2]	28,113	3,429,363
Rio Tinto PLC[1]	73,175	6,140,302
Santos Ltd.	553,017	2,973,597
Scentre Group	60,093	125,916
Seek Ltd.*	14,664	349,850
Sonic Healthcare Ltd.	98,658	2,726,923
Stockland	531,911	1,917,666
Telstra Corp. Ltd.	456,071	1,191,023
Wesfarmers Ltd.	52,021	2,168,425
Westpac Banking Corp.	135,627	2,609,917
WiseTech Global Ltd.	30,255	732,537
Woodside Petroleum Ltd.	4,651	81,905
Woolworths Group Ltd.	52,068	1,576,346
		56,512,597
Austria—0.9%
ams AG*	162,123	2,810,191
Erste Group Bank AG*	6,783	241,384
OMV AG	45,456	2,241,174
Raiffeisen Bank International AG	43,499	951,276
Verbund AG2	13,097	1,075,443
voestalpine AG	47,684	2,069,543
		9,389,011
Belgium—0.1%
KBC Group N.V.*	1,993	154,835

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Belgium—(concluded)
UCB SA	13,980	1,295,182
		1,450,017
Canada—1.4%
Constellation Software, Inc.	5,435	7,976,536
Fairfax Financial Holdings Ltd.	14,120	6,451,214
		14,427,750
China—2.7%
Alibaba Group Holding Ltd., ADR*	21,031	4,857,110
BeiGene Ltd., ADR*	7,432	2,553,189
BOC Hong Kong Holdings Ltd.	323,000	1,139,352
BYD Co. Ltd., Class H	67,823	1,399,637
Prosus N.V.*	65,267	7,080,098
Sinopharm Group Co. Ltd., Class H	108,250	335,853
TAL Education Group, ADR*	67,293	3,832,336
Wuxi Biologics Cayman, Inc.*,3	460,278	6,488,422
		27,685,997
Denmark—4.5%
A.P. Moller - Maersk A/S, Class B2	614	1,525,719
Carlsberg A/S, Class B	8,922	1,565,757
Coloplast A/S, Class B	19,905	3,293,686
Danske Bank A/S	39,257	749,230
Demant A/S*	12,110	607,321
DSV Panalpina A/S	7,687	1,714,395
Genmab A/S*	22,313	8,188,720
GN Store Nord A/S	781	70,506
ISS A/S*	238,946	4,537,169
Novo Nordisk A/S, ADR	103,474	7,651,902
Novo Nordisk A/S, Class B1	116,294	8,517,961
Novozymes A/S, B Shares	31,154	2,217,659
Pandora A/S	22,013	2,498,323
Tryg A/S	26,884	615,228
Vestas Wind Systems A/S	51,490	2,149,371
		45,902,947
Finland—1.1%
Kone Oyj, Class B1	67,399	5,294,528
Nokia Oyj*	329,102	1,559,900
Nordea Bank Abp	81,468	846,481

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Finland—(concluded)
Orion Oyj, Class B2	32,168	1,424,362
Sampo Oyj, A Shares[1]	15,377	730,421
UPM-Kymmene Oyj	26,188	1,024,821
Wartsila Oyj Abp	3,490	45,043
		10,925,556
France—7.6%
Air Liquide SA	4,192	706,181
AXA SA2	186,172	5,265,488
Bureau Veritas SA*,1	131,028	3,917,730
Capgemini SE	3,454	632,852
Cie de Saint-Gobain*	194,594	12,282,405
Dassault Aviation SA*	3,754	4,089,000
Eiffage SA*	7,625	835,311
Engie SA*	101,038	1,502,620
Faurecia SE*	2,831	152,820
Faurecia SE*	475	25,578
Getlink SE*	2,634	41,896
Hermes International	2,976	3,735,322
Ipsen SA	3,959	382,871
Klepierre SA2	24,033	637,394
L’Oreal SA1	13,129	5,392,718
Legrand SA	9,826	956,878
LVMH Moet Hennessy Louis Vuitton SE1	7,425	5,589,902
Natixis SA*	358,700	1,752,588
Pernod Ricard SA	5,359	1,099,796
Renault SA*	1,283	51,712
Sanofi[2]	158,161	16,594,304
Sartorius Stedim Biotech	144	66,133
Societe Generale SA*	228,244	6,495,196
Thales SA	6,575	670,168
TOTAL SE	65,406	2,895,710
Vinci SA2	10,859	1,193,248
Wendel SE	1,717	228,514
		77,194,335
Germany—7.2%
Allianz SE	41,771	10,867,428
Aroundtown SA	98,071	755,069
BASF SE	74,476	6,006,259
Bayerische Motoren Werke AG	60,295	6,045,636

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Brenntag SE	2,073	186,122
Continental AG*	82,345	11,151,275
Daimler AG	44,977	4,004,149
Deutsche Post AG	23,628	1,390,653
Deutsche Telekom AG	136,121	2,618,423
Evonik Industries AG	287,723	10,073,041
GEA Group AG	48,499	2,128,822
Hannover Rueck SE	2,404	444,514
HeidelbergCement AG	9,921	909,115
HelloFresh SE*,1	62,473	5,182,462
Knorr-Bremse AG	28,014	3,435,342
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,068	1,466,281
SAP SE1	29,372	4,123,085
Siemens Energy AG*	25,172	841,312
Symrise AG1	6,681	862,661
TeamViewer AG*,3	7,493	356,375
		72,848,024
Hong Kong—2.8%
AIA Group Ltd.	94,400	1,201,913
CK Asset Holdings Ltd.	661,500	4,151,540
Hang Seng Bank Ltd.	61,723	1,211,774
Hong Kong Exchanges & Clearing Ltd.	34,911	2,112,345
Jardine Matheson Holdings Ltd.	117,600	7,907,424
Link REIT	15,000	141,836
Melco Resorts & Entertainment Ltd., ADR*	41,319	797,044
Sun Hung Kai Properties Ltd.	11,000	166,110
Swire Pacific Ltd., Class A	34,000	275,099
Techtronic Industries Co. Ltd.	31,000	565,106
WH Group Ltd.[3]	11,529,000	10,077,810
		28,608,001
India—0.9%
HDFC Bank Ltd., ADR*	83,743	5,885,458
Tata Consultancy Services Ltd.	91,489	3,749,416
		9,634,874
Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk. PT	15,484,954	4,341,576

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Israel—0.2%
Bank Hapoalim BM*	76,906	613,193
Bank Leumi Le-Israel BM	120,614	849,554
ICL Group Ltd.	130,186	835,617
		2,298,364
Italy—3.3%
DiaSorin SpA	9,708	1,648,591
Enel SpA[1]	1,229,156	12,216,579
Eni SpA	698,457	8,338,417
Ferrari N.V.	13,642	2,921,854
Intesa Sanpaolo SpA*	788,571	2,200,445
Moncler SpA*	15,118	927,320
Snam SpA	839,803	4,725,175
Terna Rete Elettrica Nazionale SpA	138,174	1,018,313
		33,996,694
Japan—28.5%
ABC-Mart, Inc.	6,600	353,280
Advantest Corp.	11,300	1,073,236
Alfresa Holdings Corp.	5,000	89,532
Asahi Kasei Corp.	35,700	376,142
Astellas Pharma, Inc.[1]	69,100	1,037,227
Bandai Namco Holdings, Inc.	9,900	727,033
Bridgestone Corp.	13,600	544,672
Brother Industries Ltd.	23,900	505,379
Calbee, Inc.	27,500	659,004
Canon, Inc.	37,900	902,678
Casio Computer Co. Ltd.	68,400	1,208,531
Coca-Cola Bottlers Japan Holdings, Inc.	323,100	5,158,839
Cosmos Pharmaceutical Corp.	4,600	660,390
Dai Nippon Printing Co. Ltd.	7,500	148,984
Dai-ichi Life Holdings, Inc.	150,300	2,703,035
Daikin Industries Ltd.[1]	27,100	5,437,853
Daito Trust Construction Co. Ltd.	21,800	2,317,833
Daiwa House Industry Co. Ltd.	15,800	467,682
Dentsu Group, Inc.	28,100	863,903
FANUC Corp.[1]	34,316	7,904,706
FUJIFILM Holdings Corp.	190,600	12,359,614
Fujitsu Ltd.	39,300	6,258,729
Hikari Tsushin, Inc.[1]	5,100	1,025,693
Hirose Electric Co. Ltd.	3,400	541,623

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Hitachi Ltd.	55,300	2,722,750
Honda Motor Co. Ltd.	424,800	12,562,481
Hoshizaki Corp.	5,400	479,275
Hoya Corp.[1]	23,300	2,651,071
Iida Group Holdings Co. Ltd.	81,100	1,976,112
Inpex Corp.	404,500	2,761,067
Isuzu Motors Ltd.	166,700	1,686,981
ITOCHU Techno-Solutions Corp.	61,000	2,115,381
Japan Metropolitan Fund Invest	596	587,329
JFE Holdings, Inc.	74,200	976,298
Kajima Corp.	125,600	1,735,346
Kakaku.com, Inc.	30,100	817,980
Kansai Paint Co. Ltd.	54,400	1,370,329
KDDI Corp.	33,600	1,016,393
Keyence Corp.[1]	15,761	7,574,048
Konami Holdings Corp.	26,300	1,569,000
Kubota Corp.	36,300	853,610
Kuraray Co. Ltd.	32,400	351,897
Kyocera Corp.	173,700	10,548,512
Lawson, Inc.	1,000	44,835
Lixil Corp.	5,200	140,884
M3, Inc.	300	20,799
Makita Corp.	2,800	125,922
Marubeni Corp.	101,900	847,162
Marui Group Co. Ltd.	30,700	574,730
Mazda Motor Corp.*	104,500	808,921
McDonald’s Holdings Co. Japan Ltd.	24,200	1,104,932
Mitsubishi Electric Corp.	561,700	8,644,701
Mitsubishi Heavy Industries Ltd.	56,400	1,675,641
Mitsui & Co. Ltd.	2,100	44,262
Mitsui Chemicals, Inc.	27,700	871,882
Mizuho Financial Group, Inc.	22,300	313,208
MonotaRO Co. Ltd.	46,800	1,194,730
NGK Spark Plug Co. Ltd.	32,300	539,072
Nidec Corp.	800	92,634
Nintendo Co. Ltd.[1]	14,300	8,202,644
Nippon Building Fund, Inc.	37	243,078
Nippon Paint Holdings Co. Ltd.	45,200	646,010
Nippon Steel Corp.	74,900	1,306,929
Nippon Telegraph & Telephone Corp.	457,700	11,537,776
Nissan Chemical Corp.	61,600	3,167,646

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Nitori Holdings Co. Ltd.	1,100	197,374
Nitto Denko Corp.[1]	59,100	4,899,314
Nomura Research Institute Ltd.[1]	134,600	4,144,286
NTT Data Corp.	53,500	831,211
Obayashi Corp.	400	3,649
Obic Co. Ltd.[1]	12,300	2,378,068
Omron Corp.	3,900	295,828
Oracle Corp.	6,200	581,480
Otsuka Corp.	41,900	2,112,444
Otsuka Holdings Co. Ltd.	174,100	6,692,233
Panasonic Corp.	192,600	2,271,584
Persol Holdings Co. Ltd.	54,100	994,482
Recruit Holdings Co. Ltd.	152,862	6,908,092
Resona Holdings, Inc.	34,100	140,094
Rinnai Corp.	20,200	2,029,426
SCSK Corp.	27,900	1,618,501
Secom Co. Ltd.	25,200	2,092,737
Seiko Epson Corp.	20,600	350,213
Sekisui Chemical Co. Ltd.	401,900	6,994,362
Sekisui House Ltd.	8,700	175,847
Seven & I Holdings Co. Ltd.	51,100	2,197,080
Shimadzu Corp.[1]	119,800	4,192,836
Shimano, Inc.[1]	24,700	5,658,015
Shimizu Corp.	91,200	746,857
Shin-Etsu Chemical Co. Ltd.	6,900	1,164,837
Shinsei Bank Ltd.*	81,700	1,189,356
Shionogi & Co. Ltd.[1]	51,100	2,687,087
Shizuoka Bank Ltd.	54,300	415,858
SMC Corp.	3,500	2,031,979
SoftBank Corp.	137,200	1,769,452
SoftBank Group Corp.[1]	15,600	1,410,980
Sohgo Security Services Co. Ltd.	5,400	236,673
Sompo Holdings, Inc.	12,000	445,786
Sony Group Corp.	123,300	12,297,282
Square Enix Holdings Co. Ltd.	24,600	1,368,542
Subaru Corp.	7,800	144,702
Sumitomo Chemical Co. Ltd.	193,400	985,669
Sumitomo Corp.	75,900	1,033,390
Sumitomo Mitsui Financial Group, Inc.[1]	80,800	2,810,885
Sumitomo Mitsui Trust Holdings, Inc.	12,400	422,070
Sundrug Co. Ltd.	28,000	954,342

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
T&D Holdings, Inc.	33,500	410,436
Taiheiyo Cement Corp.	62,000	1,553,829
Taisei Corp.	48,600	1,792,094
Takeda Pharmaceutical Co. Ltd.	328,700	10,932,606
Toho Co. Ltd.	21,100	839,830
Tokio Marine Holdings, Inc.	150,100	7,182,935
Tokyo Electron Ltd.[1]	12,000	5,305,517
Tokyo Gas Co. Ltd.[1]	60,000	1,214,933
Toray Industries, Inc.	93,900	583,556
TOTO Ltd.	25,200	1,307,384
Toyoda Gosei Co. Ltd.	35,300	862,394
Toyota Industries Corp.	96,800	7,750,023
Trend Micro, Inc.	25,000	1,189,496
Tsuruha Holdings, Inc.	400	46,189
United Urban Investment Corp.	551	823,803
USS Co. Ltd.	117,900	2,137,066
Welcia Holdings Co. Ltd.	14,000	436,819
Yamada Holdings Co. Ltd.[1]	333,500	1,660,024
Yamaha Corp.	18,000	979,962
Yamaha Motor Co. Ltd.	24,100	601,783
Yokogawa Electric Corp.	30,200	548,237
ZOZO, Inc.	60,400	2,039,308
		289,902,983
Luxembourg—0.6%
ArcelorMittal SA*	46,221	1,347,553
SES SA	207,921	1,575,829
Tenaris SA	253,217	2,727,084
		5,650,466
Netherlands—5.0%
Adyen N.V.*,3	2,823	6,928,751
ASML Holding N.V.[1]	17,191	11,185,453
ASML Holding N.V. NY Registered Shares	12,068	7,821,271
ING Groep N.V.	188,722	2,411,851
Koninklijke Ahold Delhaize N.V.	69,014	1,857,745
Koninklijke KPN N.V.	341,112	1,175,352
NN Group N.V.	13,423	670,848
Randstad N.V.	40,938	2,956,999
Royal Dutch Shell PLC, A Shares[1,4]	208,024	3,921,528
Royal Dutch Shell PLC, B Shares	625,838	11,227,429

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Wolters Kluwer N.V.	7,480	676,800
		50,834,027
New Zealand—0.6%
a2 Milk Co. Ltd.*,2	269,575	1,475,745
Fisher & Paykel Healthcare Corp. Ltd.	136,262	3,505,451
Spark New Zealand Ltd.	205,370	646,636
		5,627,832
Norway—0.7%
DNB ASA	5,722	123,081
Norsk Hydro ASA	726,835	4,641,825
Telenor ASA	71,610	1,277,091
Yara International ASA[2]	13,814	721,401
		6,763,398
Russia—0.0%†
Evraz PLC	13,292	117,925

Singapore—3.6%
DBS Group Holdings Ltd.	629,858	14,156,718
Oversea-Chinese Banking Corp. Ltd.	291,600	2,673,320
Singapore Exchange Ltd.	235,700	1,850,885
Singapore Technologies Engineering Ltd.	88,100	255,545
Singapore Telecommunications Ltd.	1,938,000	3,640,804
United Overseas Bank Ltd.	705,498	14,096,706
Venture Corp. Ltd.	100	1,514
		36,675,492
Spain—2.9%
Banco Bilbao Vizcaya Argentaria SA	410,289	2,303,817
Banco Santander SA*	3,802,064	14,695,862
CaixaBank SA	73,757	236,494
Enagas SA	606	13,202
Endesa SA	5,267	138,423
Industria de Diseno Textil SA1,2	149,026	5,306,910
Naturgy Energy Group SA	227,074	5,823,082
Red Electrica Corp. SA	11,464	210,529
Repsol SA	68,217	815,054

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Telefonica SA	64,062	296,791
		29,840,164
Sweden—3.9%
Alfa Laval AB2	72,540	2,454,118
Assa Abloy AB, Class B	115,464	3,291,158
Boliden AB2	23,622	920,263
Electrolux AB, Class B	523	14,679
Epiroc AB, Class A2	57,868	1,254,352
H & M Hennes & Mauritz AB, Share B*,1	93,734	2,311,918
Husqvarna AB, B Shares	69,577	968,590
Lundin Energy AB	60,783	1,947,227
Nibe Industrier AB, B Shares	27,225	996,309
Sandvik AB1,2	258,204	6,383,767
Svenska Handelsbanken AB, Share A	144,167	1,671,990
Swedbank AB, A Shares	27,876	489,782
Swedish Match AB1	38,434	3,152,609
Telefonaktiebolaget LM Ericsson, B Shares[1]	396,489	5,430,118
Telia Co. AB2	1,972,818	8,165,748
		39,452,628
Switzerland—8.1%
ABB Ltd.	197,564	6,414,205
Cie Financiere Richemont SA-Class A	1,918	196,662
Coca-Cola HBC AG	12,275	424,149
Credit Suisse Group AG	106,709	1,115,406
Geberit AG1	9,198	6,047,062
Givaudan SA	13	54,434
Julius Baer Group Ltd.	76,581	4,823,366
Kuehne & Nagel International AG	1,874	560,199
LafargeHolcim Ltd.*,1	81,380	5,016,911
Logitech International SA	30,350	3,403,055
Nestle SA (Registered)[1]	75,808	9,038,024
Novartis AG (Registered)[1]	144,381	12,325,150
Partners Group Holding AG	1,992	2,835,587
Roche Holding AG1	18,988	6,187,603
Schindler Holding AG	9,834	2,797,562
SGS SA1	275	813,030
Sika AG2	2,995	893,335
Sonova Holding AG*	16,838	4,979,955
STMicroelectronics N.V.	161,382	6,045,708

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Swatch Group AG	78	23,880
Temenos AG	36,923	5,421,707
Zurich Insurance Group AG	7,373	3,025,090
		82,442,080
Taiwan—1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	512,000	10,997,744
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44,785	5,228,201
		16,225,945
United Kingdom—14.9%
3i Group PLC	301,910	5,345,333
Associated British Foods PLC*,1	27,124	864,567
AstraZeneca PLC[1]	38,737	4,127,349
BAE Systems PLC	369,908	2,585,980
Barratt Developments PLC	95,300	1,016,060
Berkeley Group Holdings PLC	3,936	251,515
BP PLC	2,497,315	10,450,214
British American Tobacco PLC	27,718	1,026,668
Bunzl PLC	5,323	171,065
CK Hutchison Holdings Ltd.	2,204,000	18,074,063
CNH Industrial N.V.[2]	71,500	1,063,336
Compass Group PLC*,1	100,642	2,185,643
DCC PLC	20,063	1,741,171
Diageo PLC	20,213	907,522
Direct Line Insurance Group PLC	552,595	2,175,772
Experian PLC	46,185	1,780,843
GlaxoSmithKline PLC	732,623	13,553,921
Halma PLC	69,578	2,486,826
HSBC Holdings PLC	710,205	4,441,190
Imperial Brands PLC	83,416	1,736,665
Intertek Group PLC	21,954	1,861,015
J Sainsbury PLC	24,050	78,950
JD Sports Fashion PLC*,1	183,251	2,324,275
Kingfisher PLC*	2,091,541	10,320,688
Lloyds Banking Group PLC	22,558,666	14,155,108
M&G PLC	408,016	1,224,464
Next PLC*	8,988	968,452
Persimmon PLC	63,972	2,767,075
RELX PLC	46,979	1,219,426
Sage Group PLC	4,391	38,690

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Smith & Nephew PLC	29,112	631,421
SSE PLC	625,763	12,686,598
Tesco PLC	2,320,659	7,082,928
Travis Perkins PLC*	188,098	3,992,710
Unilever PLC[1]	69,655	4,070,576
Wickes Group PLC*	210,766	727,550
WPP PLC	806,036	10,860,141
		150,995,770
United States—1.7%
Atlassian Corp. PLC, Class A*	13,734	3,262,649
Brookfield Renewable Corp., Class A	73,839	3,062,842
Ferguson PLC	20,848	2,629,296
James Hardie Industries PLC	49,134	1,623,782
SolarEdge Technologies, Inc.*	8,198	2,160,501
Stellantis N.V.	27,913	463,911
Waste Connections, Inc.	32,000	3,811,520
		17,014,501
Total common stocks (cost—$930,068,112)		1,126,758,954

Preferred stocks—0.5%
Germany—0.5%
FUCHS PETROLUB SE	6,237	332,480
Volkswagen AG	17,107	4,456,844
Total preferred stocks (cost—$4,694,714)		4,789,324

Number of rights
Rights—0.0%†
Switzerland—0.0%†
Credit Suisse Group AG Right[2]
(cost—$0)	106,709	0

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Short-term investments—1.2%
Investment companies—1.2%
State Street Institutional U.S. Government Money Market Fund, 0.030%[5]
(cost—$11,888,103)	11,888,103	11,888,103

Investment of cash collateral from securities loaned—1.3%
Money market funds—1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.020%[5]
(cost—$13,227,882)	13,227,882	13,227,882

Total investments before investments sold short
(cost—$959,878,811)[6]—113.8%		1,156,664,263

Investments sold short—(13.3)%
Common stocks—(13.3)%
Australia—(1.4)%
Afterpay Ltd.	(4,746)	(430,138)
AGL Energy Ltd.	(109,316)	(752,009)
APA Group	(45,280)	(349,861)
AusNet Services	(1,036,727)	(1,513,428)
CIMIC Group Ltd.	(50,107)	(748,839)
Coles Group Ltd.	(24,806)	(311,864)
Computershare Ltd.	(47,476)	(516,413)
Crown Resorts Ltd.	(201,281)	(1,894,795)
Oil Search Ltd.	(150,914)	(441,775)
Orica Ltd.	(32,252)	(336,903)
Qantas Airways Ltd.	(495,850)	(1,890,792)
Suncorp Group Ltd.	(10,871)	(88,016)
Sydney Airport	(534,022)	(2,546,466)
Tabcorp Holdings Ltd.	(319,406)	(1,222,890)
Transurban Group	(4,779)	(52,167)
Washington H Soul Pattinson & Co. Ltd.	(60,458)	(1,409,790)
		(14,506,146)
Belgium—(0.4)%
Galapagos N.V.	(13,992)	(1,091,572)
Groupe Bruxelles Lambert SA	(1,438)	(157,289)

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Belgium—(concluded)
Umicore SA	(50,500)	(3,069,680)
		(4,318,541)
China—(0.0)%†
Wilmar International Ltd.	(20,300)	(79,629)

Denmark—(0.2)%
Ambu A/S, Class B	(27,899)	(1,563,325)

Finland—(0.0)%†
Stora Enso Oyj, R Shares	(7,190)	(137,702)

France—(1.0)%
Atos SE	(7,650)	(520,746)
Bollore SA	(69,756)	(352,229)
Covivio	(4,280)	(381,806)
Dassault Aviation SA	(813)	(885,551)
Dassault Systemes SE	(14,669)	(3,402,828)
Iliad SA	(7,040)	(1,278,039)
Remy Cointreau SA	(12,612)	(2,520,053)
Suez SA	(20,406)	(487,227)
Unibail-Rodamco-Westfield	(9,201)	(758,736)
		(10,587,215)
Germany—(0.5)%
Deutsche Wohnen SE	(14,100)	(762,828)
E.ON SE	(8,303)	(100,082)
Fresenius Medical Care AG & Co. KGaA	(15,247)	(1,212,759)
Fresenius SE & Co. KGaA	(4,180)	(205,439)
Infineon Technologies AG	(20,000)	(807,070)
KION Group AG	(16,197)	(1,615,077)
LANXESS AG	(4,397)	(323,627)
Vonovia SE	(7,221)	(474,354)
		(5,501,236)
Hong Kong—(0.2)%
CK Infrastructure Holdings Ltd.	(73,500)	(450,401)
Hang Lung Properties Ltd.	(454,000)	(1,239,072)
MTR Corp. Ltd.	(16,000)	(89,189)

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hong Kong—(concluded)
PCCW Ltd.	(90,513)	(52,436)
		(1,831,098)
Ireland—(0.1)%
Flutter Entertainment PLC	(2,656)	(542,361)
Kerry Group PLC, Class A	(6,304)	(817,014)
		(1,359,375)
Italy—(0.5)%
Atlantia SpA	(67,953)	(1,325,525)
FinecoBank Banca Fineco SpA	(191,119)	(3,290,346)
Telecom Italia SpA	(465,099)	(255,147)
		(4,871,018)
Japan—(5.1)%
Aeon Co. Ltd.	(51,100)	(1,394,508)
Aeon Mall Co. Ltd.	(46,600)	(739,358)
Ajinomoto Co., Inc.	(5,400)	(108,035)
Asahi Intecc Co. Ltd.	(4,900)	(131,904)
Bank of Kyoto Ltd.	(5,400)	(289,542)
Capcom Co. Ltd.	(8,100)	(263,107)
Chugoku Electric Power Co., Inc.	(144,300)	(1,610,815)
Daifuku Co. Ltd.	(16,900)	(1,673,145)
Daiichi Sankyo Co. Ltd.	(3,300)	(84,153)
Daiwa House REIT Investment Corp.	(365)	(978,877)
Eisai Co. Ltd.	(8,100)	(528,364)
Fuji Electric Co. Ltd.	(6,300)	(286,783)
GMO Payment Gateway, Inc.	(18,700)	(2,386,906)
Hamamatsu Photonics K.K.	(14,700)	(852,759)
Hankyu Hanshin Holdings, Inc.	(6,600)	(207,741)
Harmonic Drive Systems, Inc.	(23,500)	(1,584,729)
Hisamitsu Pharmaceutical Co., Inc.	(23,400)	(1,361,735)
Hitachi Construction Machinery Co. Ltd.	(25,600)	(785,872)
Hulic Co. Ltd.	(74,700)	(850,277)
Japan Airlines Co. Ltd.	(28,800)	(611,628)
Japan Airport Terminal Co. Ltd.	(32,200)	(1,446,628)
Japan Exchange Group, Inc.	(6,800)	(159,376)
Japan Post Insurance Co. Ltd.	(19,400)	(373,835)
JSR Corp.	(96,400)	(2,968,121)
Keihan Holdings Co. Ltd.	(2,000)	(72,925)

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Keio Corp.	(37,200)	(2,416,690)
Kikkoman Corp.	(700)	(42,977)
Kintetsu Group Holdings Co. Ltd.	(26,900)	(963,615)
Kobe Bussan Co. Ltd.	(35,400)	(946,462)
Koei Tecmo Holdings Co. Ltd.	(13,900)	(621,297)
Kose Corp.	(3,800)	(572,312)
Kyushu Electric Power Co., Inc.	(194,900)	(1,779,762)
Kyushu Railway Co.	(30,900)	(693,264)
Nagoya Railroad Co. Ltd.	(54,800)	(1,256,554)
Nexon Co. Ltd.	(40,100)	(1,330,062)
NH Foods Ltd.	(22,200)	(990,255)
Nihon M&A Center, Inc.	(65,400)	(1,713,840)
Nippon Prologis REIT, Inc.	(40)	(128,466)
Nippon Sanso Holdings Corp.	(6,900)	(129,679)
Odakyu Electric Railway Co. Ltd.	(128,800)	(3,482,514)
Oriental Land Co. Ltd.	(27,100)	(3,837,245)
Ricoh Co. Ltd.	(48,600)	(516,728)
SBI Holdings, Inc.	(12,800)	(361,900)
Seibu Holdings, Inc.	(4,100)	(44,117)
SG Holdings Co. Ltd.	(3,100)	(70,458)
Shiseido Co. Ltd.	(50,500)	(3,663,318)
SUMCO Corp.	(29,300)	(759,242)
Sumitomo Dainippon Pharma Co. Ltd.	(14,800)	(256,620)
Taisho Pharmaceutical Holdings Co. Ltd.	(5,100)	(300,522)
TDK Corp.	(700)	(95,114)
Tobu Railway Co. Ltd.	(11,300)	(290,539)
Toho Gas Co. Ltd.	(3,400)	(188,837)
Tohoku Electric Power Co., Inc.	(48,400)	(426,473)
Tokyo Century Corp.	(7,100)	(438,512)
Tokyu Fudosan Holdings Corp.	(173,800)	(965,290)
Yamazaki Baking Co. Ltd.	(49,400)	(782,427)
		(51,816,214)
Macau—(0.3)%
Galaxy Entertainment Group Ltd.	(5,000)	(44,028)
Sands China Ltd.	(246,400)	(1,170,501)
SJM Holdings Ltd.	(1,255,000)	(1,628,580)

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Macau—(concluded)
Wynn Macau Ltd.	(22,400)	(43,083)
		(2,886,192)
Netherlands—(0.6)%
Aegon N.V.	(510,608)	(2,373,253)
Argenx SE	(7,477)	(2,161,009)
Koninklijke Vopak N.V.	(31,977)	(1,464,729)
		(5,998,991)
New Zealand—(0.1)%
Auckland International Airport Ltd.	(121,842)	(661,773)
Mercury NZ Ltd.	(59,303)	(294,514)
		(956,287)
Norway—(0.1)%
Equinor ASA	(27,989)	(569,934)
Mowi ASA	(3,830)	(94,600)
		(664,534)
Portugal—(0.3)%
EDP - Energias de Portugal SA	(465,186)	(2,584,945)

Singapore—(0.4)%
City Developments Ltd.	(196,200)	(1,163,267)
Singapore Airlines Ltd.	(350,100)	(1,331,209)
Suntec Real Estate Investment Trust	(44,500)	(51,163)
UOL Group Ltd.	(258,500)	(1,495,735)
		(4,041,374)
Spain—(0.5)%
ACS Actividades de Construccion y Servicios SA	(24,032)	(783,852)
Amadeus IT Group SA	(26,980)	(1,839,161)
Siemens Gamesa Renewable Energy SA	(56,062)	(2,028,756)
		(4,651,769)
Sweden—(0.2)%
Investor AB, B Shares	(4,559)	(387,153)

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Sweden—(concluded)
Svenska Cellulosa AB SCA, Class B	(103,545)	(1,816,354)
		(2,203,507)
Switzerland—(0.1)%
Barry Callebaut AG	(476)	(1,050,770)
Swiss Prime Site AG	(909)	(88,337)
		(1,139,107)
United Kingdom—(1.3)%
Admiral Group PLC	(38,322)	(1,656,010)
AVEVA Group PLC	(26,833)	(1,289,608)
British Land Co. PLC	(7,068)	(50,602)
Entain PLC	(69,316)	(1,619,253)
InterContinental Hotels Group PLC	(2,848)	(202,640)
Land Securities Group PLC	(115,516)	(1,149,916)
London Stock Exchange Group PLC	(2,655)	(271,335)
Ocado Group PLC	(123,230)	(3,568,816)
Pearson PLC	(125,271)	(1,435,945)
Prudential PLC	(39,483)	(836,732)
SSE PLC	(19,713)	(399,658)
St James’s Place PLC	(38,469)	(723,332)
Whitbread PLC	(11,507)	(515,528)
		(13,719,375)
Total common stocks
(cost—$(123,560,430))		(135,417,580)

Preferred stock—(0.0)%†
Germany—(0.0)%†
Sartorius AG	(145)	(81,794)
		(81,794)
Total investments sold short
(proceeds—$123,623,930)		(135,499,374)
Liabilities in excess of other assets—(0.5)%		(4,643,210)
Net assets—100.0%		$1,016,521,679

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE International Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio’s  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,126,758,954	—	—	1,126,758,954
Preferred stocks	4,789,324	—	—	4,789,324
Rights	—	—	—	—
Short-term investments	—	11,888,103	—	11,888,103
Investment of cash collateral from securities loaned	—	13,227,882	—	13,227,882
Total	1,131,548,278	25,115,985	—	1,156,664,263

Liabilities
Investments sold short	(133,758,545)	(1,740,829)	—	(135,499,374)

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $23,851,358, represented 2.3% of the Portfolio’s net assets at period end.
4	Security is traded on the Amsterdam Exchange.
5	Rates shown reflect yield at April 30, 2021.
6	Includes $32,838,258 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $7,375,773 and cash collateral of $27,593,390.

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2021

Common stocks
Airlines	0.8%
Auto components	0.9
Automobiles	1.0
Banks	10.6
Beverages	0.6
Biotechnology	0.5
Capital markets	0.6
Chemicals	1.7
Commercial services & supplies	0.5
Construction materials	0.6
Consumer finance	0.6
Diversified consumer services	0.3
Diversified financial services	0.5
Electric utilities	0.3
Electronic equipment, instruments & components	1.6
Entertainment	3.8
Food & staples retailing	1.3
Food products	2.5
Gas utilities	0.5
Health care providers & services	0.6
Health care technology	0.4
Hotels, restaurants & leisure	1.9
Household durables	1.7
Household products	0.2
Independent power and renewable electricity producers	0.7
Insurance	5.3
Interactive media & services	8.9
Internet & direct marketing retail	7.9
IT services	3.5
Life sciences tools & services	0.3
Machinery	0.3
Metals & mining	5.7
Multiline retail	0.1
Oil, gas & consumable fuels	5.6
Paper & forest products	0.6
Personal products	1.2

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2021

Common stocks—(concluded)
Pharmaceuticals	1.8
Professional services	0.3
Real estate management & development	0.1
Road & rail	1.1
Semiconductors & semiconductor equipment	9.7
Software	1.2
Specialty retail	0.6
Technology hardware, storage & peripherals	3.3
Textiles, apparel & luxury goods	0.7
Thrifts & mortgage finance	1.4
Transportation infrastructure	1.3
Total common stocks	95.6
Preferred stocks
Banks	0.7
Chemicals	0.5
Oil, gas & consumable fuels	0.2
Technology hardware, storage & peripherals	0.7
Total preferred stocks	2.1
Exchange traded funds	1.4
Short-term investments	0.9
Investment of cash collateral from securities loaned	0.7
Total investments	100.7
Liabilities in excess of other assets	(0.7)
Net assets	100.0%

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—95.6%
Argentina—1.4%
Globant SA*	10,681	2,447,871
MercadoLibre, Inc.*	2,118	3,327,336
		5,775,207
Brazil—5.5%
B3 SA - Brasil Bolsa Balcao	276,200	2,618,588
Banco do Brasil SA	797,600	4,352,107
Diagnosticos da America SA	50,400	535,356
Hypera SA	171,100	1,091,729
Itau Unibanco Holding SA, ADR	99,453	497,265
Petroleo Brasileiro SA, ADR	589,164	4,996,111
Raia Drogasil SA	198,000	958,644
Rumo SA*	1,217,385	4,482,230
Suzano SA*	64,000	809,065
TOTVS SA	277,800	1,590,482
Vale SA, ADR	48,869	983,244
		22,914,821
Canada—0.7%
Barrick Gold Corp.[1]	35,997	764,936
Ivanhoe Mines Ltd., Class A*	192,516	1,357,941
Pan American Silver Corp.	20,885	664,561
		2,787,438
Chile—0.4%
Antofagasta PLC	20,659	532,248
Sociedad Quimica y Minera de Chile SA, ADR	19,471	1,026,900
		1,559,148
China—33.0%
Alibaba Group Holding Ltd.*	646,632	18,730,289
Alibaba Health Information Technology Ltd.*	550,000	1,678,092
Autohome, Inc., ADR	16,794	1,557,308
Baidu, Inc., ADR*	15,438	3,247,075
Bilibili, Inc., ADR*	7,826	867,590
Bilibili, Inc., Class Z*	10,700	1,227,344
China Medical System Holdings Ltd.	316,000	732,258
China Merchants Bank Co. Ltd., Class H	293,000	2,363,162
China Merchants Port Holdings Co. Ltd.	1,668,000	2,675,586
China Resources Power Holdings Co. Ltd.	2,370,000	3,112,098
China Shenhua Energy Co. Ltd., Class H	1,051,000	2,191,909

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(continued)
China Southern Airlines Co. Ltd., Class H*,1	1,504,000	1,022,319
China Tourism Group Duty Free Corp. Ltd., Class A	53,119	2,560,859
Country Garden Services Holdings Co. Ltd.	198,000	2,077,436
CSPC Pharmaceutical Group Ltd.	1,974,400	2,445,203
Dongfeng Motor Group Co. Ltd., Class H	1,986,000	1,725,789
Foshan Haitian Flavouring & Food Co. Ltd., Class A	50,500	1,322,684
Geely Automobile Holdings Ltd.	610,000	1,582,376
Gree Electric Appliances, Inc. of Zhuhai, Class A	290,400	2,688,382
Hengan International Group Co. Ltd.	106,000	687,084
Huazhu Group Ltd.*,1	5,050	298,927
Huazhu Group Ltd., ADR*,1	38,714	2,282,577
Jiangsu Hengrui Medicine Co. Ltd., Class A	71,996	935,620
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	8,100	240,941
JW Cayman Therapeutics Co. Ltd.*,2	128,500	538,467
Kuaishou Technology*,2	27,800	941,251
Kunlun Energy Co. Ltd.	2,096,000	2,250,412
Kweichow Moutai Co. Ltd., Class A	6,700	2,077,637
Lenovo Group Ltd.	1,192,000	1,638,899
LONGi Green Energy Technology Co. Ltd., Class A	80,100	1,230,308
Meituan, Class B*,2	79,700	3,057,591
Midea Group Co. Ltd., Class A	346,000	4,286,305
Momo, Inc., ADR	153,100	2,244,446
NetEase, Inc.	319,825	7,213,587
Ningbo Huaxiang Electronic Co. Ltd., Class A	140,900	377,751
PICC Property & Casualty Co. Ltd., Class H	3,898,000	3,828,874
Pinduoduo, Inc., ADR*	9,469	1,268,183
Ping An Insurance Group Co. of China Ltd., Class H	931,500	10,187,110
Sangfor Technologies, Inc., Class A	47,897	2,024,160
Shanghai Mechanical and Electrical Industry Co. Ltd.	503,300	1,442,666
Shenzhen Kangtai Biological Products Co. Ltd., Class A	61,100	1,706,060
Shenzhou International Group Holdings Ltd.	53,700	1,180,774
Sinopharm Group Co. Ltd., Class H	610,000	1,892,569
Songcheng Performance Development Co. Ltd., Class A	326,900	1,097,665
TAL Education Group, ADR*	24,415	1,390,434
Tencent Holdings Ltd.	203,702	16,337,594
Tencent Music Entertainment Group, ADR*	167,638	2,920,254
Tingyi Cayman Islands Holding Corp.	570,000	1,025,857
Travelsky Technology Ltd., Class H	757,000	1,662,569
Tuya, Inc., ADR*	10,152	196,847
Weibo Corp. ADR*	47,420	2,389,968
Yuan Longping High-tech Agriculture Co. Ltd.*	458,000	1,196,044

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	41,100	2,154,932
		138,012,122
Czech Republic—0.2%
Komercni banka A.S.*	35,418	1,074,348

Egypt—0.1%
Commercial International Bank Egypt SAE	57,908	215,436

Germany—0.5%
Delivery Hero SE*,2	13,163	2,089,719

Ghana—0.2%
Tullow Oil PLC*,1	1,172,400	875,956

Greece—0.1%
Eurobank Ergasias Services and Holdings SA, Class A*	556,505	525,746

Hong Kong—1.2%
Melco Crown Entertainment Ltd., ADR*	82,100	1,583,709
WH Group Ltd.[2]	3,924,000	3,430,074
		5,013,783
India—10.9%
Asian Paints Ltd.	38,886	1,331,539
Bajaj Finance Ltd.	17,876	1,315,713
Britannia Industries Ltd.	24,999	1,164,016
HCL Technologies Ltd.	127,853	1,551,635
HDFC Bank Ltd.*	168,542	3,213,499
Hindustan Unilever Ltd.	23,953	761,138
Housing Development Finance Corp. Ltd.	175,100	5,720,875
ICICI Lombard General Insurance Co. Ltd.[2]	48,594	927,631
Infosys Ltd.	174,798	3,196,026
Infosys Ltd., ADR	55,044	995,196
InterGlobe Aviation Ltd.*,2	111,262	2,468,500
Maruti Suzuki India Ltd.	10,706	933,061
Motherson Sumi Systems Ltd.	1,103,598	3,198,792
Reliance Industries Ltd.	355,900	9,583,078
Reliance Industries Ltd.	9,335	135,357
SBI Cards & Payment Services Ltd.	90,716	1,205,342
State Bank of India*	54,233	2,535,393

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
Tata Consultancy Services Ltd.	61,812	2,533,188
UPL Ltd.	359,533	2,945,770
		45,715,749
Indonesia—1.0%
Bank Central Asia Tbk. PT	1,003,400	2,224,568
Bank Mandiri Persero Tbk. PT	2,192,300	937,172
Bank Rakyat Indonesia Persero Tbk. PT	3,332,000	934,206
		4,095,946
Ivory Coast—0.1%
Endeavour Mining Corp.[1]	21,524	448,114

Kazakhstan—0.1%
NAC Kazatomprom JSC, GDR	9,701	263,382

Macau—0.6%
Galaxy Entertainment Group Ltd.*	306,200	2,696,287

Mexico—2.1%
Cemex SAB de CV, ADR*	346,677	2,735,282
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	254,900	2,620,347
Grupo Financiero Banorte SAB de CV, Class O	295,150	1,679,224
Wal-Mart de Mexico SAB de CV	603,400	1,975,191
		9,010,044
Peru—0.8%
Credicorp Ltd.	21,302	2,543,459
Hochschild Mining PLC	255,037	654,422
		3,197,881
Poland—1.9%
Allegro.eu SA*,2	73,386	1,125,115
Powszechna Kasa Oszczednosci Bank Polski SA*	256,280	2,383,576
Powszechny Zaklad Ubezpieczen SA*	508,507	4,380,814
		7,889,505
Russia—4.0%
Alrosa PJSC	1,839,700	2,658,737
Fix Price Group Ltd.*	62,096	580,908
Gazprom PJSC, ADR[3,4]	175,920	1,065,372

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Russia—(concluded)
HeadHunter Group PLC, ADR	26,897	1,105,198
LUKOIL PJSC, ADR[3,4]	27,175	2,083,779
LUKOIL PJSC, ADR[3]	11,992	926,262
Polymetal International PLC	31,180	643,979
Rosneft Oil Co. PJSC	171,150	1,195,996
Sberbank of Russia PJSC, ADR	133,605	2,102,943
Yandex N.V., Class A*	64,893	4,253,736
		16,616,910
Saudi Arabia—0.2%
Saudi National Bank	53,938	816,937

Singapore—0.2%
Kulicke & Soffa Industries, Inc.	17,563	998,457

South Africa—3.8%
Absa Group Ltd.*	262,573	2,217,001
Capitec Bank Holdings Ltd.*	24,284	2,488,932
Clicks Group Ltd.	91,907	1,534,899
FirstRand Ltd.	617,114	2,171,867
Gold Fields Ltd., ADR	166,973	1,566,207
Naspers Ltd., N Shares	9,606	2,192,711
Sibanye Stillwater Ltd.	600,624	2,804,638
Standard Bank Group Ltd.	123,538	1,005,256
		15,981,511
South Korea—11.5%
Coupang, Inc.*	29,613	1,240,785
DB Insurance Co. Ltd.	49,808	2,191,847
Douzone Bizon Co. Ltd.	16,661	1,262,662
Fila Holdings Corp.	42,013	1,722,293
Hana Financial Group, Inc.	48,651	1,996,600
Kakao Corp.	19,095	1,948,382
KB Financial Group, Inc.	38,144	1,875,738
Korea Electric Power Corp.	62,297	1,324,515
LG Chem Ltd.	2,284	1,913,685
LG Household & Health Care Ltd.	2,106	2,913,772
NAVER Corp.	13,268	4,288,080
NCSoft Corp.	1,224	913,310
POSCO	10,723	3,508,942
Samsung Biologics Co. Ltd.*,2	1,575	1,138,401

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Samsung Electro-Mechanics Co. Ltd.	8,552	1,376,193
Samsung Electronics Co. Ltd.	130,587	9,567,888
Samsung Fire & Marine Insurance Co. Ltd.	3,728	663,590
Shinhan Financial Group Co. Ltd.	23,614	849,157
SK Hynix, Inc.	54,318	6,250,464
WONIK IPS Co. Ltd.	28,998	1,324,312
		48,270,616
Taiwan—10.2%
Alchip Technologies Ltd.	13,000	231,303
ASE Technology Holding Co. Ltd.	304,000	1,284,216
Catcher Technology Co. Ltd.	342,000	2,418,108
CTBC Financial Holding Co. Ltd.	926,934	756,600
Delta Electronics, Inc.	102,000	1,104,607
E. Sun Financial Holding Co. Ltd.	1,406,125	1,356,642
FLEXium Interconnect, Inc.	231,000	984,105
HON HAI Precision Industry Co. Ltd.	557,000	2,313,106
MediaTek, Inc.	154,469	6,553,029
Sea Ltd., ADR*	10,592	2,674,904
Taiwan Semiconductor Manufacturing Co. Ltd.	501,231	10,766,427
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	98,760	11,529,242
Zhen Ding Technology Holding Ltd.	242,000	918,340
		42,890,629
Thailand—0.9%
Bangkok Bank PCL NVDR	230,600	899,812
CP ALL PCL*	467,500	938,378
Krung Thai Bank PCL	5,095,900	1,849,335
		3,687,525
Turkey—0.2%
Turkiye Garanti Bankasi A.S.	827,301	720,500

United Arab Emirates—0.2%
Network International Holdings PLC*,2	152,358	883,528

United Kingdom—0.7%
Mondi PLC	56,627	1,536,722
Unilever PLC	6,139	358,758

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Unilever PLC	21,485	1,254,838
		3,150,318
United States—1.0%
Cognizant Technology Solutions Corp., Class A	19,638	1,578,895
JBS SA	387,200	2,146,973
Micron Technology, Inc.*	4,738	407,800
		4,133,668
Vietnam—0.5%
Hoa Phat Group JSC	639,436	1,611,417
Vincom Retail JSC*	325,620	451,956
		2,063,373
Zambia—1.4%
First Quantum Minerals Ltd.	250,981	5,784,723
Total common stocks (cost—$315,633,269)		400,159,327

Preferred stocks—2.1%
Brazil—0.9%
Banco Bradesco SA	589,690	2,589,098
Itausa SA	283,390	524,830
Petroleo Brasileiro SA	183,200	796,602
		3,910,530
Chile—0.3%
Sociedad Quimica y Minera de Chile SA, Class B	21,759	1,146,501

South Korea—0.9%
LG Chem Ltd.	2,117	847,866
Samsung Electronics Co. Ltd.	44,385	2,924,817
		3,772,683
Total preferred stocks (cost—$7,565,512)		8,829,714

Exchange traded funds—1.4%
iShares MSCI Emerging Markets ETF	36,567	1,973,887

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Exchange traded funds—(concluded)
iShares MSCI India ETF	91,500	3,753,330
Total exchange traded funds (cost—$5,203,552)		5,727,217

Short-term investments—0.9%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund, 0.030%[5] (cost—$3,806,285)	3,806,285	3,806,285

Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.020%[5] (cost—$2,858,722)	2,858,722	2,858,722

Total investments (cost—$335,067,340)[6]—100.7%		421,381,265
Liabilities in excess of other assets—(0.7)%		(2,883,179)
Net assets—100.0%		$418,498,086

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio’s  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	400,159,327	—	—	400,159,327
Preferred stocks	8,829,714	—	—	8,829,714
Exchange traded funds	5,727,217	—	—	5,727,217
Short-term investments	—	3,806,285	—	3,806,285
Investment of cash collateral from securities loaned	—	2,858,722	—	2,858,722
Total	414,716,258	6,665,007	—	421,381,265

At April 30, 2021, there were no transfers in or out of Level 3.

PACE International Emerging Markets Equity Investments

Portfolio of investments – April 30, 2021 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $16,600,277, represented 3.9% of the Portfolio’s net assets at period end.
3	Security is traded on the Turquoise Exchange.
4	Security is traded on the over-the-counter (“OTC”) market.
5	Rates shown reflect yield at April 30, 2021.
6	Includes $3,411,408 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $753,264 and cash collateral of $2,858,722.

PACE Global Real Estate Securities Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2021

Common stocks
Apartments	12.9%
Building & construction products-Misc	0.9
Building-heavy construction	2.0
Diversified	20.2
Health care	6.4
Hotels	3.7
Hotels & motels	1.3
Manufactured homes	2.5
Office property	8.9
Physical therapy/rehabilitation centers	0.4
Real estate management/service	4.3
Real estate operations/development	9.6
Regional malls	2.5
Shopping centers	5.2
Single Tenant	3.7
Storage	3.3
Warehouse/industrial	11.2
Total common stocks	99.0
Short-term investments	1.0
Investment of cash collateral from securities loaned	0.2
Total investments	100.2
Liabilities in excess of other assets	(0.2)
Net assets	100.0%

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—99.0%
Australia—3.7%
Dexus	240,431	1,883,647
Goodman Group	97,354	1,418,187
National Storage REIT	514,439	796,559
		4,098,393
Belgium—1.6%
Shurgard Self Storage SA	14,406	670,269
Warehouses De Pauw CVA	31,213	1,100,257
		1,770,526
Brazil—0.1%
Multiplan Empreendimentos Imobiliarios SA	35,400	150,084

Canada—2.9%
Allied Properties REIT	36,666	1,272,265
Granite REIT	15,000	960,298
InterRent REIT	74,545	930,941
		3,163,504
China—0.9%
ESR Cayman Ltd.*,1	271,600	928,323

France—3.3%
Accor SA*	12,200	490,920
Covivio	14,239	1,270,217
Gecina SA	5,583	816,534
Unibail-Rodamco-Westfield*	12,527	1,033,005
		3,610,676
Germany—3.7%
Alstria Office REIT-AG	20,600	368,771
Deutsche Wohnen SE	52,377	2,833,660
LEG Immobilien SE	6,148	855,189
		4,057,620
Hong Kong—5.6%
CK Asset Holdings Ltd.	113,422	711,831
Link REIT	83,700	791,447
Sino Land Co. Ltd.	544,000	808,182
Sun Hung Kai Properties Ltd.	64,856	979,384

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Swire Properties Ltd.	639,716	1,910,645
Wharf Real Estate Investment Co. Ltd.	169,979	978,155
		6,179,644
Japan—7.1%
Advance Residence Investment Corp.	280	892,854
Daiwa Office Investment Corp.	47	340,169
Invincible Investment Corp.	1,460	524,339
Japan Hotel REIT Investment Corp.	1,278	732,023
Japan Logistics Fund, Inc.	251	718,849
Katitas Co. Ltd.	31,300	937,940
LaSalle Logiport REIT	568	922,500
Mitsui Fudosan Co. Ltd.	55,391	1,201,177
Mitsui Fudosan Logistics Park, Inc.	126	652,539
Nippon Building Fund, Inc.	127	834,349
		7,756,739
Mexico—0.9%
Corp Inmobiliaria Vesta SAB de CV	212,800	414,738
Fibra Uno Administracion SA de CV	438,000	540,770
		955,508
Singapore—2.7%
Ascendas India Trust	451,600	481,888
City Developments Ltd.	73,193	433,961
Keppel REIT	443,037	412,824
Mapletree Commercial Trust	400,500	659,098
Mapletree Logistics Trust	638,700	955,110
		2,942,881
Spain—2.7%
Cellnex Telecom SA1	20,874	1,180,504
Melia Hotels International SA*	52,590	430,951
Merlin Properties Socimi SA	116,900	1,292,152
		2,903,607
Sweden—0.9%
Hufvudstaden AB, Class A	61,649	982,387

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—7.8%
Big Yellow Group PLC	52,659	869,787
Capital & Counties Properties PLC*	330,734	830,390
Derwent London PLC	23,358	1,073,887
Grainger PLC	235,567	929,142
Hammerson PLC	849,283	467,284
Helios Towers PLC*,2	406,850	961,938
Shaftesbury PLC*,2	218,080	1,892,912
Tritax EuroBox PLC[1]	256,684	404,831
Unite Group PLC	67,206	1,081,293
		8,511,464
United States—55.1%
Agree Realty Corp.	8,600	605,096
Alexandria Real Estate Equities, Inc.	8,800	1,593,680
American Homes 4 Rent, Class A	57,406	2,126,318
American Tower Corp.	3,100	789,787
AvalonBay Communities, Inc.	8,100	1,555,200
Boston Properties, Inc.	6,400	699,840
Brixmor Property Group, Inc.	46,700	1,043,278
Camden Property Trust	14,596	1,758,526
CoreSite Realty Corp.	6,300	765,387
Cousins Properties, Inc.	29,161	1,069,334
CyrusOne, Inc.	12,926	941,401
Douglas Emmett, Inc.	30,250	1,014,585
Empire State Realty Trust, Inc., Class A	56,900	648,091
Encompass Health Corp.	5,000	424,300
EPR Properties*	5,500	262,405
Equinix, Inc.	1,700	1,225,292
Equity Lifestyle Properties, Inc.	14,200	985,480
Essex Property Trust, Inc.	5,442	1,581,010
Extra Space Storage, Inc.	13,200	1,962,708
Federal Realty Investment Trust	4,600	519,064
Healthpeak Properties, Inc.	32,300	1,109,182
Highwoods Properties, Inc.	18,800	842,052
Host Hotels & Resorts, Inc.*	136,192	2,473,247
Invitation Homes, Inc.	32,500	1,139,450
Medical Properties Trust, Inc.	36,443	803,568
Mid-America Apartment Communities, Inc.	16,176	2,544,970
National Retail Properties, Inc.	33,277	1,544,718
Omega Healthcare Investors, Inc.	20,700	786,600
Outfront Media, Inc.*	25,400	618,998

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Pebblebrook Hotel Trust	35,912	857,579
Physicians Realty Trust	29,400	550,662
Prologis, Inc.	59,557	6,940,177
QTS Realty Trust, Inc., Class A2	10,700	711,443
Rayonier, Inc.	25,900	939,652
Regency Centers Corp.	15,900	1,012,194
Rexford Industrial Realty, Inc.	7,831	435,012
Simon Property Group, Inc.	22,635	2,755,585
SL Green Realty Corp.	9,179	679,338
Spirit Realty Capital, Inc.	12,443	591,540
STAG Industrial, Inc.	28,200	1,029,582
STORE Capital Corp.	37,000	1,324,230
Sun Communities, Inc.	10,665	1,779,242
Urban Edge Properties	44,859	845,592
VICI Properties, Inc.[2]	70,519	2,235,452
Welltower, Inc.	50,193	3,765,981
WP Carey, Inc.	5,700	426,873
		60,313,701
Total common stocks (cost—$97,067,321)		108,325,057

Short-term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost—$1,145,066)	1,145,066	1,145,066

Investment of cash collateral from securities loaned—0.2%
Money market funds—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.020%[3] (cost—$197,358)	197,358	197,358

Total investments (cost—$98,409,745)[4]—100.2%		109,667,481
Liabilities in excess of other assets—(0.2)%		(249,385)
Net assets—100.0%		$109,418,096

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Global Real Estate Securities Investments

Portfolio of investments – April 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio's investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	107,904,252	420,805	—	108,325,057
Short-term investments	—	1,145,066	—	1,145,066
Investment of cash collateral from securities loaned	—	197,358	—	197,358
Total	107,904,252	1,763,229	—	109,667,481

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,513,658, represented 2.3% of the Portfolio's net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Rates shown reflect yield at April 30, 2021.
4	Includes $3,325,823 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $3,268,932 and cash collateral of $197,358.

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2021

Common stocks
Aerospace & defense	0.6
Air freight & logistics	0.8
Airlines	0.2
Auto components	0.2
Automobiles	0.1
Banks	0.7
Beverages	0.9
Biotechnology	0.4
Building products	0.7
Capital markets	1.1
Chemicals	0.9
Commercial services & supplies	0.7
Communications equipment	0.3
Construction & engineering	0.4
Consumer finance	0.2
Containers & packaging	0.4
Distributors	0.0	†
Diversified consumer services	0.0	†
Diversified financial services	0.5
Diversified telecommunication services	0.5
Electric utilities	0.2
Electrical equipment	0.2
Electronic equipment, instruments & components	0.9
Energy equipment & services	0.3
Entertainment	1.5
Equity real estate investment trusts	1.7
Financial services	0.2
Food & staples retailing	1.3
Food products	1.1
Gas utilities	0.2
Health care equipment & supplies	1.7
Health care providers & services	0.2
Health care technology	0.2
Hotels, restaurants & leisure	3.0
Household durables	1.0
Household products	0.2
Independent power and renewable electricity producers	0.6
Industrial conglomerates	0.5

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2021

Common stocks—(concluded)
Insurance	1.9
Interactive media & services	1.0
Internet & direct marketing retail	1.1
IT services	1.4
Leisure products	0.5
Life sciences tools & services	0.5
Machinery	2.0
Media	2.1
Metals & mining	1.0
Multiline retail	0.3
Oil, gas & consumable fuels	2.3
Paper & forest products	0.4
Personal products	0.6
Pharmaceuticals	0.9
Professional services	1.2
Real estate management & development	0.2
Road & rail	2.0
Semiconductors & semiconductor equipment	1.6
Software	2.3
Specialty retail	1.4
Technology hardware, storage & peripherals	1.1
Textiles, apparel & luxury goods	0.4
Thrifts & mortgage finance	0.1
Trading companies & distributors	1.5
Water utilities	0.0	†
Wireless telecommunication services	0.6
Total common stocks	53.0
Preferred stocks
Automobiles	0.0	†
Chemicals	0.1
Household products	0.0	†
Total preferred stocks	0.1
Investment companies	6.5%
Warrants	0.0	†
Corporate bonds
Airlines	0.4
Computers	0.3
Entertainment	0.8
Healthcare-products	0.5
Internet	3.9
Iron & steel	1.3
Leisure Time	3.1
Media	1.1
Retail	1.2
Software	0.4
Transportation	0.0	†
Total corporate bonds	13.0
Short-term U.S. Treasury obligations	6.7
Short-term investments	23.5
Equity and foreign exchange options purchased
Call options	0.3
Put options	0.0	†
Total equity and foreign exchange options purchased	0.3

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2021

Investments sold short
Common stocks
Aerospace & defense	(0.2)
Air freight & logistics	(0.0)†
Airlines	(0.1)
Automobiles	(0.3)
Banks	(0.0)†
Biotechnology	(1.0)
Capital markets	(1.0)
Commercial services & supplies	(0.4)
Communications equipment	(0.3)
Consumer finance	(0.1)
Distributors	(0.2)
Diversified consumer services	(0.1)
Diversified telecommunication services	(0.7)
Electric utilities	(0.9)
Electrical equipment	(0.3)
Entertainment	(1.1)
Equity real estate investment trusts	(0.7)
Food & staples retailing	(0.5)
Food products	(0.3)
Health care equipment & supplies	(0.5)
Health care providers & services	(0.2)
Health care technology	(0.0)†
Hotels, restaurants & leisure	(3.7)
Household durables	(0.3)
Independent power and renewable electricity producers	(0.1)
Industrial conglomerates	(0.2)
Insurance	(0.8)
Interactive media & services	(2.6)
Internet & direct marketing retail	(1.1)
IT services	(0.6)
Leisure products	(0.3)
Life sciences tools & services	(0.2)
Machinery	(0.4)
Marine	(0.0)†
Media	(0.6)
Metals & mining	(1.7)
Multi-utilities	(0.1)
Multiline retail	(0.6)

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2021

Investments sold short—(concluded)
Oil, gas & consumable fuels	(1.7)
Paper & forest products	(0.1)
Pharmaceuticals	(0.3)
Professional services	(0.4)
Real estate management & development	(0.2)
Road & rail	(0.2)
Software	(0.4)
Specialty retail	(0.8)
Textiles, apparel & luxury goods	(0.1)
Trading companies & distributors	(0.2)
Corporate bonds
Iron & steel	(0.3)
Leisure Time	(0.8)
Retail	(0.0)†
Investment companies	(5.0)
Total investments sold short	(32.7)%
Other assets in excess of liabilities	29.6
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—53.0%
Australia—0.6%
Aurizon Holdings Ltd.	388,573	1,122,515
Blackmores Ltd.	214	11,811
Champion Iron Ltd.*,1	34,910	184,611
Rio Tinto Ltd.	16,448	1,535,058
Temple & Webster Group Ltd.*	11,519	94,948
		2,948,943
Belgium—0.1%
bpost SA*	12,071	128,362
Etablissements Franz Colruyt N.V.	2,305	136,702
UCB SA	1,459	135,170
		400,234
Bermuda—0.1%
RenaissanceRe Holdings Ltd.	3,120	526,687

Canada—9.9%
Air Canada*	18,530	373,419
Alamos Gold, Inc., Class A	45,450	364,221
Alaris Equity Partners Income	73,970	1,023,658
Altius Renewable Royalties Corp.*,1	31,130	254,531
ARC Resources Ltd.[1]	89,530	563,045
ATS Automation Tooling Systems, Inc.*,1	181,580	4,380,138
Badger Daylighting Ltd.[1]	11,260	380,906
Boralex, Inc., Class A1	11,150	357,410
Boston Pizza Royalties Income Fund[1]	35,850	384,123
Brookfield Business Partners LP1	12,940	565,964
Canadian Apartment Properties REIT[1]	10,590	470,762
Canadian Imperial Bank of Commerce	7,200	748,498
Canfor Pulp Products, Inc.[1]	96,680	707,904
Capstone Mining Corp.*,1	121,990	544,869
CareRx Corp.*,1	46,600	249,463
Carerx Corp.*	8,800	44,228
Cenovus Energy, Inc.[1]	81,710	634,887
Cervus Equipment Corp.[1]	55,710	754,191
Constellation Software, Inc.	1,000	1,467,624
Dye & Durham Ltd.[1]	25,040	869,672
Element Fleet Management Corp.[1]	54,690	669,637
Empire Co. Ltd., Class A	10,600	333,398
Equinox Gold Corp.*,1	81,764	661,215
European Residential Real Estate Investment Trust[1]	215,670	756,244
Fairfax Financial Holdings Ltd.	2,500	1,142,212

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(continued)
Finning International, Inc.[1]	10,740	279,521
FirstService Corp.[1]	2,240	363,440
Gildan Activewear, Inc.[1]	22,390	776,709
Hardwoods Distribution, Inc.[1]	83,210	2,405,958
HLS Therapeutics, Inc.[1]	17,570	278,027
Intact Financial Corp.*,1	13,200	1,739,739
Interfor Corp.*	1,800	47,843
InterRent REIT[1]	64,890	810,366
Intertape Polymer Group, Inc.[1]	16,070	395,491
K-Bro Linen, Inc.[1]	45,960	1,727,496
KITS Eyecare Ltd.*,1	113,990	752,112
Leaf Mobile, Inc.*,1	1,259,020	481,422
Liberty Gold Corp.*,1	142,010	172,147
Linamar Corp.[1]	6,950	407,280
Major Drilling Group International, Inc.*,1	71,820	407,846
MDF Commerce, Inc.*,1	29,480	318,988
Medexus Pharmaceuticals, Inc.*,1	25,000	154,578
NanoXplore, Inc.*,1	72,870	236,547
Neo Performance Materials, Inc.[1]	20,060	326,078
Northland Power, Inc.[1]	22,300	768,159
Novagold Resources, Inc.*	3,144	28,265
Onex Corp.[1]	22,450	1,502,998
Osisko Mining, Inc.*,1	65,050	169,882
Parkit Enterprise, Inc.*	280,000	357,251
Pivotree, Inc.*,1	54,000	345,312
Precision Drilling Corp.*,1	28,820	739,990
Premium Brands Holdings Corp.[1]	8,530	829,787
Profound Medical Corp.*,1	18,720	340,696
Recipe Unlimited Corp.[1]	45,750	716,501
Restaurant Brands International, Inc.[1]	13,380	918,002
Rogers Communications, Inc., Class B1	9,430	464,461
Sangoma Technologies Corp.*,1	197,580	644,588
Savaria Corp.	33,400	500,102
Spin Master Corp.*,2	2,000	67,754
Suncor Energy, Inc.[1]	53,000	1,135,260
Superior Plus Corp.[1]	73,550	898,768
Tamarack Valley Energy Ltd.*,1	114,700	239,823
TECSYS, Inc.[1]	14,020	514,650
TFI International, Inc.[1]	7,640	669,429
TransAlta Corp.[1]	151,900	1,493,177
Tricon Residential, Inc.[1]	62,710	665,288

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Troilus Gold Corp.*,1	187,530	166,300
West Fraser Timber Co. Ltd.	11,600	895,611
		45,855,861
Chile—0.1%
Lundin Mining Corp.[1]	26,760	323,301

China—0.4%
Alibaba Group Holding Ltd., ADR*	5,968	1,378,310
Ping An Insurance Group Co. of China Ltd., Class H	13,224	144,621
Prosus N.V.*	1,236	134,080
Yum China Holdings, Inc.	468	29,446
		1,686,457
Finland—0.2%
Elisa Oyj	2,200	124,815
Kesko Oyj, B Shares	14,491	441,468
Kone Oyj, Class B	1,688	132,601
Neste Oyj	2,339	141,728
Orion Oyj, Class B	3,295	145,899
UPM-Kymmene Oyj	3,603	140,997
		1,127,508
France—1.8%
Air Liquide SA	846	142,516
Airbus SE*	4,035	484,817
Atos SE*	15,161	1,032,030
AXA SA	4,509	127,528
Bouygues SA	6,455	276,585
Capgemini SE	1,391	254,863
Carrefour SA	62,528	1,210,682
Cie de Saint-Gobain*	4,156	262,319
Dassault Systemes SE	1,051	243,805
EssilorLuxottica SA	861	143,263
Hermes International	123	154,383
Kering SA	201	161,061
L'Oreal SA	362	148,691
La Francaise des Jeux SAEM[2]	7,914	405,512
Legrand SA	1,538	149,774
LVMH Moet Hennessy Louis Vuitton SE	208	156,592
Pernod Ricard SA	727	149,198
Remy Cointreau SA	719	143,666

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Sanofi	1,405	147,413
Sartorius Stedim Biotech	319	146,504
Schneider Electric SE	2,040	326,243
SCOR SE*	7,446	240,897
Societe Generale SA*	10,403	296,041
Teleperformance	378	145,924
TOTAL SE	27,315	1,209,313
		8,159,620
Germany—1.1%
Bechtle AG	2,698	549,315
Beiersdorf AG	1,290	145,630
Carl Zeiss Meditec AG	885	155,928
Covestro AG2	17,367	1,136,261
Deutsche Bank AG Registered Shares*	60,681	846,701
HelloFresh SE*	4,682	388,396
Infineon Technologies AG	3,025	122,069
Just Eat Takeaway.com N.V.*,2	1,490	154,056
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	1,695	490,400
Puma SE*	1,370	144,482
Rational AG	172	143,427
Scout24 AG2	1,779	147,877
Siemens AG Registered Shares	729	121,667
Siemens Healthineers AG2	2,481	141,623
Symrise AG	1,141	147,328
		4,835,160
Hong Kong—0.1%
Xinyi Glass Holdings Ltd.	80,000	283,737

India—0.0%†
Reliance Industries Ltd.	6,223	167,563

Ireland—0.5%
AerCap Holdings NV*,1	35,650	2,076,613
Flutter Entertainment PLC*	607	123,951
Kerry Group PLC, Class A	1,096	142,044
		2,342,608
Israel—0.3%
Check Point Software Technologies Ltd.*,1	12,213	1,426,601

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—0.5%
Davide Campari-Milano N.V.	12,134	143,138
DiaSorin SpA	471	79,984
Eni SpA	99,438	1,187,125
Ferrari N.V.	679	145,429
Infrastrutture Wireless Italiane SpA[2]	12,374	144,303
Moncler SpA*	2,389	146,538
Telecom Italia SpA	508,284	278,838
UniCredit SpA	27,599	284,095
		2,409,450
Japan—1.6%
Daikin Industries Ltd.	700	140,461
Dexerials Corp.	3,100	57,269
Fujikura Ltd.*	16,400	84,483
Fujitsu Ltd.	800	127,404
Iida Group Holdings Co. Ltd.	14,100	343,566
Macnica Fuji Electronics Holdings, Inc.	10,300	207,998
Marubeni Corp.	59,000	490,506
McDonald's Holdings Co. Japan Ltd.	16,800	767,060
Murata Manufacturing Co. Ltd.	4,800	382,234
Nintendo Co. Ltd.	3,800	2,179,724
Nippon Express Co. Ltd.	14,600	1,115,473
Seiko Epson Corp.	44,300	753,128
Senko Group Holdings Co. Ltd.	13,600	125,062
Shimamura Co. Ltd.	3,900	386,110
Yamada Holdings Co. Ltd.	68,300	339,969
		7,500,447
Netherlands—0.8%
Adyen N.V.*,2	61	149,718
Akzo Nobel N.V.	1,220	146,557
ASM International N.V.	505	153,545
ASML Holding N.V.	234	152,254
Koninklijke Ahold Delhaize N.V.	45,776	1,232,215
Koninklijke DSM N.V.	791	141,886
Koninklijke Philips N.V.*	2,438	137,409
Koninklijke Vopak N.V.	2,740	125,508
Royal Dutch Shell PLC, A Shares	63,901	1,216,907
Signify N.V.*,2	1,879	106,875

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Wolters Kluwer N.V.	1,598	144,589
		3,707,463
Norway—0.3%
Equinor ASA	61,057	1,243,292

Peru—0.0%†
Credicorp Ltd.	1,311	156,533

Saudi Arabia—0.0%†
Delivery Hero SE*,2	1,053	167,171

South Africa—0.0%†
Anglo American PLC	2,515	106,632

South Korea—0.2%
Samsung Electronics Co. Ltd.	5,401	395,722
SK Hynix, Inc.	3,329	383,074
		778,796
Spain—0.1%
Banco Santander SA*	78,376	302,941
Cia de Distribucion Integral Logista Holdings SA	6,238	129,744
Industria de Diseno Textil SA	4,114	146,502
		579,187
Sweden—0.4%
BHG Group AB*	6,576	126,385
Electrolux AB, Series B	21,231	595,884
Telefonaktiebolaget LM Ericsson, B Shares	21,026	287,962
Volvo AB, B Shares	26,965	658,871
		1,669,102
Switzerland—1.0%
Adecco Group AG Registered Shares	12,355	836,609
Alcon, Inc.*	28,443	2,145,455
Logitech International SA Registered Shares	13,493	1,512,930
		4,494,994
Taiwan—0.1%
Win Semiconductors Corp.	20,000	262,414

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Thailand—0.0%†
Fabrinet*	330	28,255
United Kingdom—1.7%
3i Group PLC	16,249	287,689
Aveva Group PLC	1,213	58,297
BP PLC	299,429	1,252,985
BT Group PLC*	125,303	285,445
CK Hutchison Holdings Ltd.	130,000	1,066,075
DCC PLC	3,911	339,417
Genius Sports Ltd.*	22,024	464,706
HSBC Holdings PLC	16,446	102,843
London Stock Exchange Group PLC	8,756	894,843
Marks & Spencer Group PLC*	123,120	268,655
Royal Mail PLC*	101,653	696,324
Standard Chartered PLC	17,329	124,352
Tesco PLC	87,299	266,447
Vodafone Group PLC	1,005,911	1,900,443
		8,008,521
United States—31.1%
10X Genomics, Inc., Class A*	167	33,033
A.O. Smith Corp.	432	29,268
AAON, Inc.	406	26,556
Abbott Laboratories	7,037	845,003
ABIOMED, Inc.*	96	30,790
Acceleron Pharma, Inc.*	214	26,744
ADT, Inc.	30,578	281,318
AECOM*,1	10,620	705,487
AeroVironment, Inc.*	252	27,813
Agilent Technologies, Inc.	233	31,138
Agree Realty Corp.	7,044	495,616
Akamai Technologies, Inc.*	287	31,197
Akero Therapeutics, Inc.*	945	29,106
Alarm.com Holdings, Inc.*	344	30,877
Alexandria Real Estate Equities, Inc.	1,187	214,966
Allakos, Inc.*	254	27,716
Allegion PLC	1,430	192,163
Allison Transmission Holdings, Inc.	17,904	742,479
Alphabet, Inc., Class A*,1	952	2,240,532
Altair Engineering, Inc., Class A*	470	30,550
Altice USA, Inc., Class A*	8,280	300,647
Amazon.com, Inc.*,1	607	2,104,724

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Amdocs Ltd.	358	27,473
Amedisys, Inc.*	103	27,795
AMERCO[1]	1,765	1,053,052
American Eagle Outfitters, Inc.[1]	16,340	564,874
American Homes 4 Rent, Class A1	53,790	1,992,382
American States Water Co.	380	30,092
AMETEK, Inc.	230	31,034
Amphenol Corp., Class A	443	29,832
Analog Devices, Inc.	11,109	1,701,454
ANSYS, Inc.*	85	31,081
APA Corp.	71,027	1,420,540
Appfolio, Inc., Class A*	205	29,649
Apple, Inc.[1]	9,063	1,191,422
AptarGroup, Inc.	199	30,011
Aptiv PLC*,1	1,600	230,224
Aramark[1]	4,850	188,519
Arch Capital Group Ltd.*	20,072	797,059
Archer-Daniels-Midland Co.[1]	4,915	310,284
Arena Pharmaceuticals, Inc.*	401	27,521
Arista Networks, Inc.*	99	31,202
Arrow Electronics, Inc.*,1	11,077	1,263,553
Aspen Technology, Inc.*	596	77,981
AT&T, Inc.	29,863	937,997
AtriCure, Inc.*	460	35,452
Atrion Corp.	44	28,098
Autodesk, Inc.*	212	61,885
Avalara, Inc.*	219	31,034
Avaya Holdings Corp.*	15,763	453,502
Axonics, Inc.*	516	32,472
Axsome Therapeutics, Inc.*	483	29,202
AZEK Co., Inc.*	674	32,541
Badger Meter, Inc.	303	28,297
Baker Hughes Co.	15,335	307,927
Balchem Corp.	226	28,745
Bausch Health Cos., Inc.*	30,375	977,164
Bed Bath & Beyond, Inc.	18,108	458,495
Berkshire Hathaway, Inc., Class B*,1	5,208	1,431,940
Bio-Rad Laboratories, Inc., Class A*	50	31,506
Bio-Techne Corp.	76	32,489
BJ's Wholesale Club Holdings, Inc.*	3,407	152,191
Black Diamond Therapeutics, Inc.*	1,258	33,513

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Black Knight, Inc.*	384	27,809
Bloomin' Brands, Inc.*,1	13,800	436,080
Blueprint Medicines Corp.*	298	28,703
Booking Holdings, Inc.*,1	310	764,485
Booz Allen Hamilton Holding Corp.[1]	8,698	721,499
Boston Beer Co., Inc., Class A*	27	32,845
Boston Scientific Corp.*	11,371	495,776
Brady Corp., Class A	532	29,031
Broadcom, Inc.	564	257,297
Broadridge Financial Solutions, Inc.	189	29,981
Brown-Forman Corp., Class B	408	31,122
Bumble, Inc., Class A*	22,825	1,374,978
Bunge Ltd.[1]	15,136	1,277,781
Burlington Stores, Inc.*	681	222,231
C.H. Robinson Worldwide, Inc.	297	28,833
Cable One, Inc.	16	28,640
Cadence Design Systems, Inc.*	222	29,253
Cal-Maine Foods, Inc.	701	26,189
Campbell Soup Co.[1]	13,474	643,383
Capital One Financial Corp.[1]	4,470	666,388
Cardiovascular Systems, Inc.*	724	29,192
Cargurus, Inc.*	1,215	29,986
Carnival Corp.*	14,264	398,821
Casella Waste Systems, Inc., Class A*	441	29,596
Castle Biosciences, Inc.*	458	31,616
Celanese Corp.[1]	8,719	1,365,831
Cerner Corp.[1]	11,111	833,881
CEVA, Inc.*	528	29,272
Charter Communications, Inc., Class A*	1,723	1,160,354
Chemed Corp.	61	29,073
ChemoCentryx, Inc.*	546	26,388
Chipotle Mexican Grill, Inc.*	20	29,841
Church & Dwight Co., Inc.	333	28,551
Cinemark Holdings, Inc.	70,389	1,492,247
Cintas Corp.	84	28,992
Cirrus Logic, Inc.*	12,426	924,619
Clorox Co.[1]	4,192	765,040
Cloudflare, Inc., Class A*	416	35,252
Cognex Corp.	364	31,348
Comcast Corp., Class A	32,321	1,814,824
CommVault Systems, Inc.*	449	31,210

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
ConocoPhillips	1,251	63,976
Constellation Brands, Inc., Class A1	11,623	2,793,239
Cooper Cos., Inc.	74	30,406
Copart, Inc.*	2,081	259,105
CorVel Corp.*	274	32,061
CoStar Group, Inc.*	35	29,905
Costco Wholesale Corp.[1]	3,053	1,135,991
Coty, Inc., Class A*	136,675	1,368,117
CSW Industrials, Inc.	214	28,978
Cummins, Inc.[1]	5,620	1,416,465
CyberArk Software Ltd.*	1,032	144,996
D.R. Horton, Inc.[1]	16,438	1,615,691
Danaher Corp.	3,783	960,655
Datadog, Inc., Class A*	347	29,762
Deciphera Pharmaceuticals, Inc.*	657	30,465
Deckers Outdoor Corp.*	90	30,438
Discover Financial Services[1]	2,240	255,360
Discovery, Inc., Class A*	7,820	294,501
Discovery, Inc., Class C*,1	312	10,081
DISH Network Corp., Class A*	31,848	1,426,472
Dolby Laboratories, Inc., Class A	294	29,832
Dollar General Corp.[1]	245	52,614
Domino's Pizza, Inc.[1]	1,754	740,784
Donaldson Co., Inc.	491	30,874
Dorman Products, Inc.*	278	27,572
Dover Corp.	208	31,032
Dropbox, Inc., Class A*	9,531	244,947
E.W. Scripps Co., Class A1	17,866	386,263
Eagle Pharmaceuticals, Inc.*	674	27,519
eHealth, Inc.*	12,442	880,147
Electronic Arts, Inc.[1]	7,732	1,098,563
Eli Lilly and Co.	3,911	714,813
Enanta Pharmaceuticals, Inc.*	590	29,937
Encore Wire Corp.	426	31,814
Energy Recovery, Inc.*	1,594	33,793
Entegris, Inc.	275	30,959
EPAM Systems, Inc.*	77	35,247
Equifax, Inc.	162	37,135
ESCO Technologies, Inc.	268	29,148
Everest Re Group Ltd.	2,106	583,257
Exelixis, Inc.*	1,290	31,760

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Exelon Corp.	7,086	318,445
ExlService Holdings, Inc.*	324	29,931
Expeditors International of Washington, Inc.[1]	13,662	1,500,907
Exponent, Inc.	303	29,188
F5 Networks, Inc.*	143	26,707
Fair Isaac Corp.*	59	30,763
Fastenal Co.	585	30,584
FedEx Corp.[1]	4,499	1,306,105
Five9, Inc.*	178	33,459
Flex Ltd.*	52,705	917,067
Flowers Foods, Inc.	1,202	28,800
Fortune Brands Home & Security, Inc.	2,230	234,105
Forward Air Corp.	332	29,312
Fox Corp., Class A1	14,156	529,718
Fox Corp., Class B1	10,890	396,178
Franklin Electric Co., Inc.	369	29,989
Freshpet, Inc.*	195	36,040
Full House Resorts, Inc.*	39,651	386,994
Garmin Ltd.	222	30,467
Gentex Corp.	824	28,988
Globant SA*	135	30,939
Globus Medical, Inc., Class A*	470	33,732
GoDaddy, Inc., Class A*	10,881	944,688
Gogo, Inc.*	19,336	201,481
Graco, Inc.	406	31,181
Grand Canyon Education, Inc.*	260	28,155
Guardant Health, Inc.*	210	33,386
Guidewire Software, Inc.*	279	29,437
Haemonetics Corp.*	245	16,479
Hain Celestial Group, Inc.*	659	27,026
Hasbro, Inc.	2,701	268,614
Haverty Furniture Cos., Inc.[1]	4,598	213,669
Heartland Express, Inc.	1,488	27,662
HEICO Corp.	230	32,384
Helmerich & Payne, Inc.	5,193	133,097
Herbalife Nutrition Ltd.*,1	11,873	543,427
Heron Therapeutics, Inc.*	2,857	49,940
Hershey Co.	179	29,410
Hologic, Inc.*,1	14,268	935,267
Hormel Foods Corp.	587	27,119
HP, Inc.[1]	34,783	1,186,448

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Hubbell, Inc.	958	183,946
HubSpot, Inc.*	64	33,693
ICU Medical, Inc.*	136	28,325
IDEX Corp.	140	31,388
IDEXX Laboratories, Inc.*	60	32,939
IHS Markit Ltd.	20,572	2,213,136
Inari Medical, Inc.*	272	31,087
Incyte Corp.*	359	30,651
Ingles Markets, Inc., Class A1	710	43,516
Inspire Medical Systems, Inc.*	146	34,576
Insulet Corp.*	107	31,589
Intercept Pharmaceuticals, Inc.*	4,212	83,313
International Paper Co.[1]	27,744	1,609,152
Invitation Homes, Inc.[1]	14,650	513,629
Iovance Biotherapeutics, Inc.*	951	29,899
J & J Snack Foods Corp.	180	29,630
J.B. Hunt Transport Services, Inc.[1]	4,426	755,562
J.M. Smucker Co.[1]	4,229	553,957
Jack Henry & Associates, Inc.	183	29,798
Janus Henderson Group PLC	8,715	299,709
John B Sanfilippo & Son, Inc.	321	28,216
JPMorgan Chase & Co.	1,867	287,163
Kansas City Southern	2,157	630,297
Karuna Therapeutics, Inc.*	251	27,864
Kellogg Co.[1]	16,927	1,056,583
KeyCorp	8,152	177,388
Keysight Technologies, Inc.*	4,315	622,870
Kimco Realty Corp.	33,317	699,657
Knight-Swift Transportation Holdings, Inc.[1]	17,598	829,218
Kohl's Corp.	2,341	137,323
Kroger Co.[1]	16,057	586,723
Krystal Biotech, Inc.*	408	32,412
Kura Oncology, Inc.*	1,139	30,673
Lancaster Colony Corp.	157	28,999
Landstar System, Inc.	173	29,804
Lattice Semiconductor Corp.*	679	34,160
LeMaitre Vascular, Inc.	616	32,322
Lennox International, Inc.	92	30,851
LHC Group, Inc.*	145	30,199
Liberty Broadband Corp., Class C*	180	29,290
Lincoln Electric Holdings, Inc.	232	29,708

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Lindsay Corp.	176	29,177
Littelfuse, Inc.	111	29,442
Lockheed Martin Corp.[1]	4,318	1,643,258
Lowe's Cos., Inc.[1]	9,046	1,775,277
Lululemon Athletica, Inc.*	92	30,845
Lumentum Holdings, Inc.*	2,879	244,859
Madrigal Pharmaceuticals, Inc.*	249	33,889
Manhattan Associates, Inc.*	244	33,487
ManTech International Corp., Class A	331	28,251
Marriott Vacations Worldwide Corp.*,1	2,780	493,811
Marvell Technology, Inc.	623	28,166
Masco Corp.[1]	4,710	300,875
Masimo Corp.*	125	29,084
Mastercard, Inc., Class A1	2,240	855,814
Mattel, Inc.*,1	20,959	449,780
Maxim Integrated Products, Inc.	316	29,704
MAXIMUS, Inc.	327	29,966
MBIA, Inc.*	1,309	13,116
McCormick & Co., Inc.\MD	322	29,096
McDonald's Corp.[1]	4,740	1,119,019
MDC Holdings, Inc.[1]	4,710	276,289
Medtronic PLC	4,387	574,346
Mercury Systems, Inc.*	2,483	186,821
Meritage Homes Corp.*,1	4,720	502,161
Mesa Laboratories, Inc.	115	28,595
Mettler-Toledo International, Inc.*	25	32,833
MGM Resorts International[1]	4,920	200,342
Micron Technology, Inc.*,1	14,283	1,229,338
Microsoft Corp.[1]	4,415	1,113,375
Mirati Therapeutics, Inc.*	167	27,759
Mission Advancement Corp., Class A*	35,841	351,242
Molson Coors Beverage Co., Class B	13,181	724,296
Monolithic Power Systems, Inc.	85	30,717
Mosaic Co.[1]	4,850	170,623
Motorola Solutions, Inc.	795	149,698
MSA Safety, Inc.	188	30,223
Mudrick Capital Acquisition Corp. II, Class A*	35,511	572,792
National Instruments Corp.	675	27,952
Nautilus, Inc.*,1	17,831	298,848
Neogen Corp.*	331	31,779
NeoGenomics, Inc.*	591	28,953

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Neurocrine Biosciences, Inc.*	322	30,426
Nevro Corp.*	204	35,253
New York Times Co., Class A	599	27,201
NewMarket Corp.	74	25,648
News Corp., Class A1	85,023	2,227,177
NGM Biopharmaceuticals, Inc.*	998	27,445
Nordson Corp.	141	29,809
NortonLifeLock, Inc.[1]	31,877	688,862
Novanta, Inc.*	219	28,844
Novocure Ltd.*	219	44,698
NRG Energy, Inc.	17,967	643,578
Nu Skin Enterprises, Inc., Class A1	7,373	389,737
NVR, Inc.*,1	4	20,072
O'Reilly Automotive, Inc.*	58	32,067
Old Dominion Freight Line, Inc.	1,233	317,880
Old Republic International Corp.	19,765	486,614
Omnicell, Inc.*	206	29,874
Option Care Health, Inc.*	13,277	253,325
Otis Worldwide Corp.	2,350	182,994
Park Hotels & Resorts, Inc.	68,928	1,537,784
Paychex, Inc.	291	28,370
PayPal Holdings, Inc.*	868	227,668
Pegasystems, Inc.	249	31,608
PennyMac Financial Services, Inc.	5,800	349,218
Pentair PLC	471	30,384
Penumbra, Inc.*	107	32,741
PerkinElmer, Inc.[1]	6,181	801,243
Pfizer, Inc.	18,649	720,784
Phathom Pharmaceuticals, Inc.*	698	26,887
Phreesia, Inc.*	533	27,583
Pool Corp.	83	35,069
Power Integrations, Inc.	358	29,646
PTC, Inc.*	4,002	524,022
PulteGroup, Inc.[1]	20,150	1,191,268
PureCycle Technologies, Inc.*,1	7,120	183,838
Q2 Holdings, Inc.*	278	28,918
QIAGEN N.V.*	3,372	163,962
Qorvo, Inc.*	1,364	256,664
QUALCOMM, Inc.	8,257	1,146,072
Rambus, Inc.*	1,466	27,825
Raven Industries, Inc.	887	36,030

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Raytheon Technologies Corp.	2,656	221,085
RBC Bearings, Inc.*	152	30,313
Red Rock Resorts, Inc., Class A	13,412	491,282
Regency Centers Corp.	5,191	330,459
Regeneron Pharmaceuticals, Inc.*,1	524	252,201
Rent-A-Center, Inc.[1]	1,289	74,182
Repligen Corp.*	149	31,545
Republic Services, Inc.	287	30,508
ResMed, Inc.	147	27,632
Rexford Industrial Realty, Inc.	4,088	227,088
RingCentral, Inc., Class A*	92	29,343
Robert Half International, Inc.[1]	15,288	1,339,382
Rockwell Automation, Inc.	107	28,276
Rollins, Inc.	834	31,092
Roper Technologies, Inc.	1,364	608,944
Royal Caribbean Cruises Ltd.	24,940	2,168,533
Royal Gold, Inc.	272	30,426
RPM International, Inc.	312	29,590
Sage Therapeutics, Inc.*	398	31,346
Saia, Inc.*	134	31,423
Salesforce.com, Inc.*	4,342	1,000,049
Sanderson Farms, Inc.	183	30,109
Schlumberger N.V.	9,866	266,875
Schneider National, Inc., Class B1	10,816	262,072
Seagen, Inc.*	201	28,896
Semtech Corp.*	429	29,060
Sherwin-Williams Co.	555	151,998
Shockwave Medical, Inc.*	259	42,336
SI-BONE, Inc.*	937	33,263
Silk Road Medical, Inc.*	578	35,339
Simpson Manufacturing Co., Inc.	280	31,556
Simulations Plus, Inc.	466	29,423
Skyworks Solutions, Inc.	1,552	281,424
Sleep Number Corp.*,1	2,798	313,068
Smith & Wesson Brands, Inc.[1]	19,773	344,050
Southwest Airlines Co.	7,101	445,801
Spirit Airlines, Inc.*,1	5,290	189,488
Splunk, Inc.*	4,534	573,188
SpringWorks Therapeutics, Inc.*	433	31,115
SPS Commerce, Inc.*	294	30,117
SS&C Technologies Holdings, Inc.	3,855	286,118

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Staar Surgical Co.*	297	40,692
Stanley Black & Decker, Inc.[1]	2,230	461,097
Starbucks Corp.[1]	5,880	673,201
STERIS PLC	150	31,653
Stoke Therapeutics, Inc.*	717	23,159
Sturm Ruger & Co., Inc.[1]	6,563	426,201
Synopsys, Inc.*	121	29,894
T-Mobile U.S., Inc.*	3,223	425,855
Take-Two Interactive Software, Inc.*,1	5,401	947,227
Tandem Diabetes Care, Inc.*	335	30,787
Target Corp.[1]	5,157	1,068,840
Teledyne Technologies, Inc.*	73	32,686
Teleflex, Inc.	70	29,574
Tenneco, Inc., Class A*,1	9,931	100,005
Teradyne, Inc.	252	31,520
Tesla, Inc.*,1	161	114,220
Thermo Fisher Scientific, Inc.[1]	2,492	1,171,813
Tootsie Roll Industries, Inc.	861	27,182
Toro Co.	277	31,744
Tractor Supply Co.	167	31,496
Trane Technologies PLC	908	157,838
Trex Co., Inc.*,1	4,962	535,846
Trimble, Inc.*	1,147	94,054
Turning Point Therapeutics, Inc.*	300	22,869
Twilio, Inc., Class A*	86	31,631
Tyler Technologies, Inc.*	69	29,315
Uber Technologies, Inc.*,1	26,740	1,464,550
Ubiquiti, Inc.	86	24,538
UFP Industries, Inc.[1]	8,960	752,998
Ulta Beauty, Inc.*,1	3,634	1,196,858
UniFirst Corp.	1,198	268,580
Union Pacific Corp.	993	220,535
United Rentals, Inc.*,1	2,490	796,675
United Therapeutics Corp.*	172	34,668
Universal Display Corp.	127	28,409
Universal Logistics Holdings, Inc.[1]	23,720	593,237
USANA Health Sciences, Inc.*	300	26,997
Vail Resorts, Inc.[1]	3,699	1,202,767
Varonis Systems, Inc.*	2,872	152,072
Veeva Systems, Inc., Class A*	111	31,352
Veracyte, Inc.*	586	29,154

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Vericel Corp.*	547	34,144
VeriSign, Inc.*	145	31,722
Verisk Analytics, Inc.	159	29,924
Verra Mobility Corp.*	8,453	113,608
Vertex Pharmaceuticals, Inc.*,1	3,175	692,785
ViacomCBS, Inc., Class B	21,685	889,519
Viatris, Inc.*	62,794	835,160
Vicor Corp.*	341	31,450
Viking Therapeutics, Inc.*	4,913	31,394
Viracta Therapeutics, Inc.*	11,001	118,811
VirnetX Holding Corp.	5,262	24,521
Visa, Inc., A Shares	935	218,379
Vista Outdoor, Inc.*,1	8,569	279,435
Vonage Holdings Corp.*	34,245	464,020
Vontier Corp.*	15,308	479,753
W. R. Berkley Corp.[1]	20,130	1,604,764
W.W. Grainger, Inc.	71	30,781
Walt Disney Co.*	1,504	279,774
Waste Connections, Inc.	1,667	198,556
Waters Corp.*	105	31,486
Watsco, Inc.	111	32,507
Watts Water Technologies, Inc., Class A	244	30,390
WD-40 Co.	94	23,382
Wells Fargo & Co.	21,989	990,604
West Pharmaceutical Services, Inc.	101	33,181
Western Union Co.[1]	57,403	1,478,701
Williams-Sonoma, Inc.	3,131	534,618
World Wrestling Entertainment, Inc., Class A1	5,320	293,185
Wynn Resorts Ltd.*	11,040	1,417,536
Xilinx, Inc.	235	30,071
Y-mAbs Therapeutics, Inc.*	909	27,334
Zebra Technologies Corp., Class A*	61	29,752
Zendesk, Inc.*	219	32,007
Zoetis, Inc.	1,306	225,977

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zoom Video Communications, Inc., Class A*,1	737	235,523
		143,334,146
Total common stocks (cost—$223,038,273)		244,530,683

Preferred stocks—0.1%
Germany—0.1%
FUCHS PETROLUB SE	2,822	150,434
Henkel AG & Co. KGaA	1,224	140,622
Porsche Automobil Holding SE	1,359	143,093
Total preferred stocks (cost—$412,509)		434,149

Investment companies—6.5%
AlphaSimplex Managed Futures Strategy Fund, Class Y	608,589	6,712,735
Carillon Reams Unconstrained Bond Fund, Class I	1,465,659	19,082,882
Invesco DB Gold Fund*	80,415	4,104,382
Total investment companies (cost—$27,719,600)		29,899,999

	Number of warrants
Warrants—0.0%†
Canada—0.0%†
Medexus Pharmaceuticals, Inc. expires 02/23/23*		12,500	12,203

United States—0.0%†
Mission Advancement Corp., Class A expires 12/31/28*		11,947	7,736
Total warrants (cost—$8,302)			19,939

	Face amount($)
Corporate bonds—13.0%
Canada—0.4%
Chorus Aviation, Inc.
6.000%, due 06/30/26[2]	CAD	2,005,320	1,696,728

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Hong Kong—0.0%†
Seaspan Corp.
3.750%, due 12/15/25[2]	125,000	149,879

United States—12.6%
Bloomin' Brands, Inc.
5.000%, due 05/01/25[2]	1,500,000	4,158,975
Cantel Medical Corp.
3.250%, due 05/15/25[2]	1,030,000	2,238,746
Carnival Corp.
5.750%, due 04/01/23	2,540,000	7,472,172
Cinemark Holdings, Inc.
4.500%, due 08/15/25[2]	2,140,000	3,674,401
Guess?, Inc.
2.000%, due 04/15/24	1,000,000	1,253,290
J2 Global, Inc.
1.750%, due 11/01/26[2]	1,500,000	1,776,420
Liberty Media Corp.
1.375%, due 10/15/23	2,367,000	3,099,563
Lumentum Holdings, Inc.
0.250%, due 03/15/24	1,000,000	1,498,330
Match Group Financeco, Inc.
0.875%, due 10/01/22[2]	3,375,000	11,957,321
NCL Corp. Ltd.
6.000%, due 05/15/24[2]	2,730,000	6,643,974
Pandora Media LLC
1.750%, due 12/01/23	828,000	956,539
United States Steel Corp.
5.000%, due 11/01/26	3,000,000	5,934,150
Wayfair, Inc.
1.000%, due 08/15/26	2,450,000	5,185,106

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
World Wrestling Entertainment, Inc.
3.375%, due 12/15/23	978,000	2,218,691
		58,067,678
Total corporate bonds (cost—$41,055,891)		59,914,285

Number of shares
Short-term investments—23.5%
Investment companies—23.5%
State Street Institutional U.S. Government Money Market Fund, 0.030%[3] (cost — $108,496,407)	108,496,407	108,496,407

	Face amount($)
Short-term U.S. Treasury obligations—6.7%
U.S. Treasury Bills
0.010%, due 05/20/21[1,4]	5,500,000	5,499,971
0.010%, due 08/12/21[4]	5,500,000	5,499,843
0.011%, due 07/15/21[1,4]	20,000,000	19,999,562
Total short-term U.S. Treasury obligations (cost—$30,999,376)		30,999,376

	Number of contracts	Notional amount
Equity and foreign exchange options purchased—0.3%
Call options—0.3%
Call Euro STOXX 50, strike @ $4,050 expires 6/18/21 (Counterparty: JPMCB)	21		8,424,000	102,528
Call NIKKEI 225 Index, strike @ $30,000 expires 6/11/21 (Counterparty: JPMCB)	420	JPY	1,260,000,000	76,860
Call Euro STOXX 50, strike @ $4,050 expires 7/16/21 (Counterparty: JPMCB)	21		8,424,000	145,539
Call S&P 500 Index, strike @ $4,200 expires 6/18/21 (Counterparty: JPMCB)	21		8,820,000	162,330
Call S&P 500 Index, strike @ $4,250 expires 7/16/21 (Counterparty: JPMCB)	21		8,925,000	165,543

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of contracts	Notional amount		Value($)
Equity and foreign exchange options purchased—(continued)
Call options—(concluded)
Call FTSE 100 Index, strike @ $6,950 expires 6/18/21 (Counterparty: JPMCB)	13		9,035,000	250,453
Call STXE 600 Oil & Gas Index, strike @ $270 expires 6/18/21 (Counterparty: JPMCB)	84		2,254,500	21,081
Call Royal Caribbean Cruises Ltd., strike @ $110 expires 9/17/21 (Counterparty: JPMCB)	50		550,000	13,400
Call FTSE 100 Index, strike @ $6,800 expires 5/21/21 (Counterparty: JPMCB)	8		5,440,000	218,206
Call ESTX Banks Index, strike @ $87 expires 6/18/21 (Counterparty: JPMCB)	235	EUR	2,040,150	171,976
Total				1,327,916
Put options—0.0%†
Put United States Steel Corp., strike @ $3, expires 01/21/22 (Counterparty: MSCI)	265		79,500	265
Put United States Steel Corp., strike @ $5, expires 01/21/22 (Counterparty: MSCI)	1,050		525,000	6,300
Put Wayfair, Inc., strike @ $160 expires 08/20/21 (Counterparty: JPMCB)	20		320,000	2,500
Put Carnival Corp., strike @ $7.50 expires 01/21/22 (Counterparty: MSCI)	75		56,250	225
Put Euro STOXX 50, strike @ $3,600 expires 6/18/21 (Counterparty: JPMCB)	11		3,888,000	33,370
Put Euro STOXX 50, strike @ $3,100 expires 5/21/21 (Counterparty: JPMCB)	18		5,673,000	3,960
Put S&P 500 Index, strike @ $3,300 expires 5/21/21 (Counterparty: JPMCB)	24		7,920,000	3,000
Put S&P 500 Index, strike @ $3,700 expires 6/18/21 (Counterparty: JPMCB)	18		6,660,000	31,698
Put Norwegian Cruise Line Holdings, strike @ $10.00, expires 06/18/21 (Counterparty: MSCI)	100		100,000	100

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of contracts	Notional amount	Value($)
Equity and foreign exchange options purchased—(concluded)
Put options—(concluded)
Put Guess?, Inc. strike @ $6.00, expires 06/18/21 (Counterparty: MSCI)	50	30,000	1,750
Total			83,168
Total equity and foreign exchange options purchased (cost—$2,065,741)			1,411,084
Total investments before investments sold short (cost—$433,796,099)—103.1%			475,705,922

	Number of shares
Investments sold short—(32.7)%
Common stocks—(26.6)%
Australia—(0.4)%
Afterpay Ltd.	(10,172)	(921,905)
Bellevue Gold Ltd.	(94,954)	(68,759)
Chalice Mining Ltd.	(61,600)	(327,430)
OceanaGold Corp.	(150,090)	(250,323)
Zip Co. Ltd.	(83,158)	(516,330)
		(2,084,747)
Canada—(7.0)%
Ag Growth International, Inc.	(17,840)	(625,557)
Air Canada	(9,700)	(195,476)
Altus Group Ltd.	(14,230)	(719,054)
Atlas Corp.	(4,800)	(66,144)
B2Gold Corp.	(51,490)	(247,993)
Ballard Power Systems, Inc.	(31,300)	(683,474)
BCE, Inc.	(38,950)	(1,841,106)
Birchcliff Energy Ltd.	(125,860)	(319,475)
Calian Group Ltd.	(9,980)	(471,089)
Cameco Corp.	(43,200)	(726,121)
Canadian National Railway Co.	(9,430)	(1,015,232)
Canadian Tire Corp. Ltd., Class A	(11,720)	(1,868,106)
Canadian Utilities Ltd., Class A	(18,960)	(541,891)
CanWel Building Materials Group Ltd.	(22,990)	(181,616)
Capital Power Corp.	(18,830)	(600,372)
Choice Properties Real Estate Investment Trust	(97,000)	(1,100,094)
CI Financial Corp.	(35,790)	(575,365)
Crombie Real Estate Investment Trust	(32,650)	(434,837)
Cronos Group, Inc.	(14,400)	(117,506)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Dorel Industries, Inc., Class B	(27,480)	(275,884)
Emera, Inc.	(33,920)	(1,541,806)
Enghouse Systems Ltd.	(6,700)	(317,353)
Equinox Gold Corp.	(38,400)	(310,536)
Extendicare, Inc.	(48,210)	(306,326)
Fortis, Inc.	(32,840)	(1,464,929)
Hydro One Ltd.	(51,030)	(1,223,491)
IAMGOLD Corp.	(106,160)	(331,655)
IGM Financial, Inc.	(22,110)	(789,315)
Imperial Oil Ltd.	(20,170)	(582,545)
Intact Financial Corp.	(6,370)	(846,708)
International Petroleum Corp.	(1)	(3)
Keyera Corp.	(37,400)	(855,318)
Loblaw Cos., Ltd.	(9,490)	(526,943)
Metro, Inc.	(11,050)	(506,314)
NFI Group, Inc.	(13,500)	(302,807)
North West Co., Inc.	(13,450)	(387,365)
Novagold Resources, Inc.	(21,340)	(191,672)
Parkland Corp.	(16,170)	(519,376)
Pembina Pipeline Corp.	(24,700)	(762,411)
Power Corp. of Canada	(18,780)	(546,983)
PrairieSky Royalty Ltd.	(66,180)	(709,639)
Ritchie Bros Auctioneers, Inc.	(15,220)	(968,191)
Savaria Corp.	(13,540)	(208,308)
Shopify, Inc., Class A	(250)	(295,102)
Teck Resources Ltd., Class B	(35,820)	(757,986)
TELUS Corp.	(60,610)	(1,257,418)
Thomson Reuters Corp.	(17,790)	(1,649,825)
TMX Group Ltd.	(2,750)	(303,045)
Tourmaline Oil Corp.	(20,400)	(440,148)
Whitecap Resources, Inc.	(133,980)	(586,432)
		(32,096,342)
Finland—(0.1)%
Neste Oyj	(8,840)	(535,645)

France—(0.1)%
Airbus SE	(3,649)	(438,438)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Germany—(0.2)%
Porsche Automobil Holding SE	(7,305)	(769,165)

Israel—(0.3)%
Compugen Ltd.	(34,150)	(294,715)
Wix.com Ltd.	(2,955)	(939,335)
		(1,234,050)
Japan—(0.4)%
Fukuoka Financial Group, Inc.	(9,800)	(166,786)
Hisamitsu Pharmaceutical Co., Inc.	(3,400)	(197,859)
Japan Post Holdings Co. Ltd.	(175,400)	(1,472,660)
		(1,837,305)
Netherlands—(0.1)%
Argenx SE	(2,340)	(676,309)

United Kingdom—(0.3)%
Avacta Group PLC	(87,619)	(321,876)
Informa PLC	(13,337)	(103,552)
Prudential PLC	(46,975)	(995,504)
		(1,420,932)
United States—(17.7)%
10X Genomics, Inc., Class A	(2,970)	(587,466)
3M Co.	(3,840)	(757,018)
Accelerate Diagnostics, Inc.	(5,391)	(39,408)
Adtalem Global Education, Inc.	(1,264)	(43,368)
Adverum Biotechnologies, Inc.	(26,390)	(102,921)
Agenus, Inc.	(83,426)	(257,786)
Air Lease Corp.	(10,322)	(482,141)
Alnylam Pharmaceuticals, Inc.	(2,790)	(392,386)
American Eagle Outfitters, Inc.	(4,239)	(146,542)
Applied Therapeutics, Inc.	(14,038)	(259,984)
Argonaut Gold, Inc.	(118,730)	(260,807)
Asbury Automotive Group, Inc.	(552)	(109,633)
Atlas Air Worldwide Holdings, Inc.	(2,556)	(173,578)
AutoNation, Inc.	(1,161)	(118,979)
Avidity Biosciences, Inc.	(12,176)	(285,405)
Bausch Health Cos., Inc.	(9,200)	(296,175)
Bioxcel Therapeutics, Inc.	(4,984)	(169,306)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Bloomin' Brands, Inc.	(104,700)	(3,308,520)
Boeing Co.	(914)	(214,159)
BRP, Inc.	(8,210)	(754,239)
Campbell Soup Co.	(8,994)	(429,463)
Cantel Medical Corp.	(23,575)	(2,072,478)
Carnival Corp.	(252,137)	(7,049,751)
Carvana Co.	(3,764)	(1,073,719)
Cinemark Holdings, Inc.	(134,200)	(2,845,040)
Container Store Group, Inc.	(19,430)	(273,769)
Coupa Software, Inc.	(1,059)	(284,913)
Crocs, Inc.	(696)	(69,684)
Cymabay Therapeutics, Inc.	(50,499)	(218,661)
Delta Air Lines, Inc.	(4,939)	(231,738)
Deluxe Corp.	(14,700)	(647,094)
Dollar General Corp.	(2,540)	(545,465)
Domtar Corp.	(9,278)	(366,093)
DoorDash, Inc., Class A	(4,320)	(618,494)
Exact Sciences Corp.	(5,897)	(777,343)
Foot Locker, Inc.	(5,136)	(302,921)
Franklin Resources, Inc.	(16,640)	(499,200)
General Mills, Inc.	(7,410)	(450,973)
Goldman Sachs Group, Inc.	(675)	(235,204)
Grand Canyon Education, Inc.	(1,388)	(150,307)
Guardant Health, Inc.	(3,007)	(478,053)
Guess?, Inc.	(23,300)	(630,032)
Hologic, Inc.	(2,030)	(133,066)
Home Depot, Inc.	(2,310)	(747,678)
Homology Medicines, Inc.	(18,383)	(124,453)
Hudson Pacific Properties, Inc.	(16,341)	(459,345)
Hyatt Hotels Corp., Class A	(2,777)	(228,630)
IGM Biosciences, Inc.	(3,404)	(240,731)
Illinois Tool Works, Inc.	(2,700)	(622,242)
Iron Mountain, Inc.	(18,820)	(755,058)
J.M. Smucker Co.	(5,130)	(671,979)
j2 Global, Inc.	(7,680)	(929,280)
Janus Henderson Group PLC	(17,300)	(594,947)
Karuna Therapeutics, Inc.	(2,591)	(287,627)
Korn Ferry	(2,442)	(165,787)
Kroger Co.	(22,894)	(836,547)
Leggett & Platt, Inc.	(11,170)	(554,814)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Lennar Corp., Class A	(2,460)	(254,856)
Liberty Media Corp-Liberty Braves, Class A	(4,340)	(121,477)
Liberty Media Corp-Liberty SiriusXM, Class A	(40,580)	(1,833,810)
Liberty Media Corp.-Liberty Formula One, Class A	(9,980)	(413,372)
Lumentum Holdings, Inc.	(14,200)	(1,207,710)
Macy's, Inc.	(8,120)	(134,630)
Match Group, Inc.	(76,700)	(11,936,821)
MBIA, Inc.	(1,309)	(13,116)
Mersana Therapeutics, Inc.	(19,355)	(308,325)
Moelis & Co., Class A	(4,431)	(240,515)
Newmont Corp.	(7,030)	(438,564)
Nexstar Media Group, Inc., Class A	(1,032)	(152,127)
Nordstrom, Inc.	(12,255)	(449,513)
Norwegian Cruise Line Holdings Ltd.	(187,141)	(5,810,728)
Occidental Petroleum Corp.	(8,413)	(213,354)
ONEOK, Inc.	(8,013)	(419,400)
Peloton Interactive, Inc., Class A	(4,861)	(478,079)
Plug Power, Inc.	(6,127)	(174,681)
Polaris, Inc.	(825)	(115,525)
Pool Corp.	(1,880)	(794,338)
Provention Bio, Inc.	(22,961)	(165,090)
RAPT Therapeutics, Inc.	(6,653)	(145,967)
Raymond James Financial, Inc.	(2,032)	(265,745)
Relmada Therapeutics, Inc.	(2,277)	(87,801)
Revance Therapeutics, Inc.	(2,901)	(84,477)
Royal Caribbean Cruises Ltd.	(4,707)	(409,274)
SEI Investments Co.	(14,540)	(893,338)
Seres Therapeutics, Inc.	(12,469)	(259,480)
Sinclair Broadcast Group, Inc., Class A	(3,963)	(128,679)
Sirius XM Holdings, Inc.	(63,200)	(385,520)
Skechers USA, Inc., Class A	(3,427)	(166,175)
SL Green Realty Corp.	(3,165)	(234,242)
Strategic Education, Inc.	(1,873)	(140,587)
Sunrun, Inc.	(14,928)	(731,472)
Sykes Enterprises, Inc.	(1,037)	(45,452)
Teladoc Health, Inc.	(1,150)	(198,202)
Terex Corp.	(5,066)	(238,051)
Tesla, Inc.	(670)	(475,325)
Titan Machinery, Inc.	(1,745)	(45,562)
Trade Desk, Inc., Class A	(207)	(150,967)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Tupperware Brands Corp.	(11,150)	(271,725)
Twilio, Inc., Class A	(1,127)	(414,511)
United States Steel Corp.	(195,300)	(4,493,853)
Urban Outfitters, Inc.	(6,183)	(221,970)
Viking Therapeutics, Inc.	(38,780)	(247,804)
Virgin Galactic Holdings, Inc.	(8,773)	(194,322)
Vornado Realty Trust	(5,074)	(232,135)
Wayfair, Inc., Class A	(15,390)	(4,548,822)
Williams Cos., Inc.	(51,717)	(1,259,826)
Wingstop, Inc.	(2,771)	(438,954)
World Wrestling Entertainment, Inc., Class A	(34,750)	(1,915,072)
Zoom Video Communications, Inc., Class A	(711)	(227,214)
Zumiez, Inc.	(3,386)	(145,496)
		(81,736,451)
Total common stocks (cost—$(100,845,968))		(122,829,384)

Corporate bonds—(1.1)%
United States—(1.1)%
Nordstrom, Inc.
5.000%, due 01/15/44	(147,000)	(143,538)
Royal Caribbean Cruises Ltd.
4.250%, due 06/15/23	(2,500,000)	(3,497,000)
United States Steel Corp.
6.250%, due 03/15/26	(1,500,000)	(1,531,620)
		(5,172,158)
Total corporate bonds (cost—$(4,230,120))		(5,172,158)

Investment companies—(5.0)%
Industrial Select Sector SPDR Fund	(7,570)	(771,610)
Invesco QQQ Trust, Series 1	(4,110)	(1,389,139)
iShares Core S&P Small-Cap ETF	(12,330)	(1,362,958)
iShares Core S&P/TSX Capped Composite Index ETF	(184,530)	(4,568,399)
iShares MSCI USA Momentum Factor ETF	(8,990)	(1,548,168)
iShares Russell 2000 ETF	(4,165)	(936,667)
iShares S&P/TSX 60 Index ETF	(164,917)	(3,870,850)
SPDR Bloomberg Barclays High Yield Bond ETF	(13,440)	(1,467,783)
SPDR S&P 500 ETF Trust	(15,800)	(6,593,340)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
Vanguard Information Technology ETF	(1,430)	(539,024)
Total investment companies (cost—$(20,496,435))		(23,047,938)
Total investments sold short (proceeds—$125,572,523)		(151,049,480)
Other assets in excess of liabilities—29.6%		136,739,023
Net assets—100.0%		$461,395,465

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Equity options written—(0.3)%

Notional amount		Number of contracts	Call options	Counterparty Expiration date		Premiums received	Current value	Unrealized appreciation (depreciation)
USD	3,045,000	7	Call S&P 500 Index, strike @ 4,350.00	JPMCB	05/14/21	3,350	(595)	2,755
JPY	1,281,000,000	42	Call NIKKEI 225 Index, strike @ 30,500.00	JPMCB	06/11/21	287,423	(42,273)	245,150
EUR	8,632,000	208	Call Euro STOXX 50, strike @ 4,150.00	JPMCB	06/18/21	41,021	(35,010)	6,011
USD	3,024,000	7	Call S&P 500 Index, strike @ 4,320.00	JPMCB	05/12/21	6,290	(861)	5,429
USD	9,135,000	21	Call S&P 500 Index, strike @ 4,350.00	JPMCB	07/16/21	88,164	(84,000)	4,164
GBP	9,165,000	130	Call FTSE 100 Index, strike @ 7,050.00	JPMCB	06/18/21	108,496	(160,685)	(52,189)
USD	9,030,000	21	Call S&P 500 Index, strike @ 4,300.00	JPMCB	06/18/21	81,969	(73,815)	8,154
EUR	8,632,000	208	Call Euro STOXX 50, strike @ 4,150.00	JPMCB	07/16/21	75,662	(73,270)	2,392
USD	2,559,000	6	Call S&P 500 Index, strike @ 4,265.00	JPMCB	05/07/21	4,191	(1,602)	2,589
GBP	5,520,000	80	Call FTSE 100 Index, strike @ 6,900.00	JPMCB	05/21/21	104,051	(137,000)	(32,949)
Total						800,617	(609,111)	191,506

Notional amount		Number of contracts	Put options	Expiration date		Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	5,592,000	160	Put Euro STOXX 50, strike @ 3,900.00	JPMCB	06/18/21	77,442	(59,973)	17,469
EUR	2,040,150	469	Put ESTX Banks Index, strike @ 87.00	JPMCB	06/18/21	156,100	(57,795)	98,305

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

Equity options written— (concluded)
Put options— (concluded)
EUR	2,028,000	52	Put Euro STOXX 50, strike @ 3,900.00	JPMCB	07/16/21	58,042	(62,267)	(4,225)
USD	2,400,000	6	Put S&P 500 Index, strike @ 4,000.00	JPMCB	07/16/21	42,260	(45,060)	(2,800)
JPY	199,500,000	7	Put NIKKEI 225 Index, strike @ 28,500.00	JPMCB	06/11/21	48,866	(36,188)	12,678
GBP	1,768,000	26	Put FTSE 100 Index, strike @ 6,800.00	JPMCB	06/18/21	42,948	(30,880)	12,068
USD	8,920,000	25	Put S&P 500 Index, strike @ 4,000.00	JPMCB	06/18/21	101,832	(46,938)	54,894
GBP	1,040,000	16	Put FTSE 100 Index, strike @ 6,500.00	JPMCB	05/21/21	44,120	(3,425)	40,695
EUR	2,254,500	167	Put STXE 600 Oil & Gas Index, strike @ 270.00	JPMCB	06/18/21	169,444	(227,880)	(58,436)
Total						741,054	(570,406)	170,648
Total equity options written (cost—(1,541,671))							(1,179,517)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
4	USD	S&P 500 E-Mini Index Futures	June 2021	825,020	834,880	9,860
63	USD	S&P 500 E-Mini Industrial Sector Futures	June 2021	6,071,401	6,453,090	381,689
U.S. Treasury futures buy contracts:
144	USD	U.S. Treasury Note 10 Year Futures	June 2021	18,888,350	19,012,500	124,150
Total				25,784,771	26,300,470	515,699

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)

Index futures sell contracts:
230	EUR	EURO STOXX 50 Index Futures	June 2021	(10,469,197)	(10,894,786)	(425,589)
92	EUR	EURO STOXX 600 Index Futures	June 2021	(2,370,099)	(2,402,384)	(32,285)
18	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2021	(1,193,413)	(1,202,940)	(9,527)
106	USD	MSCI ACWI Index Futures	June 2021	(3,635,058)	(3,793,740)	(158,682)
64	USD	MSCI World Index Futures	June 2021	(5,401,893)	(5,628,160)	(226,267)
66	USD	Russell 2000 Value E-Mini Index Futures	June 2021	(7,493,629)	(7,462,950)	30,679
Total				(30,563,289)	(31,384,960)	(821,671)
Net unrealized appreciation (depreciation)						(305,972)

Centrally cleared credit default swap agreements on credit indices—sell protection5

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[6](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
iTraxx Europe Crossover Series 35 Index	EUR	1,822	06/20/26	Quarterly	5.000	(229,867)	271,945	42,078

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[6](%)	Payments received by the Portfolio[6](%)	Value($)	Unrealized appreciation (depreciation)($)
USD	94	01/14/51	Maturity	2.318	12 Month US CPI	4,164	4,164
AUD	19,610	03/15/25	Quarterly	3 Month AUD Bank Bill Rate	0.493	(121,224)	(121,224)
AUD	19,610	03/15/25	Quarterly	3 Month AUD Bank Bill Rate	0.504	(118,068)	(118,068)
AUD	19,610	03/15/25	Quarterly	3 Month AUD Bank Bill Rate	0.528	(111,155)	(111,155)
CNY	43,871	12/16/25	Quarterly	3 Month GBP LIBOR	0.029	47,303	47,303
CNY	56,160	12/16/25	Quarterly	3 Month GBP LIBOR	0.029	61,717	61,717
CNY	31,881	12/16/25	Quarterly	3 Month GBP LIBOR	0.029	33,274	33,274
CNY	47,251	12/16/25	Quarterly	3 Month GBP LIBOR	2.825	33,003	33,003
USD	488	07/28/50	Annual	1.828	12 Month US CPI	95,894	95,894
USD	487	07/29/50	Annual	1.810	12 Month US CPI	98,093	98,093
USD	488	07/28/50	Annual	1.807	12 Month US CPI	98,640	98,640
CNY	43,871	12/16/25	Quarterly	2.880	3 Month GBP LIBOR	(47,292)	(27,650)
CNY	56,160	12/16/25	Quarterly	2.883	3 Month GBP LIBOR	(61,703)	(35,425)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[6](%)	Payments received by the Portfolio[6](%)	Value($)	Unrealized appreciation (depreciation)($)
CNY	31,881	12/16/25	Quarterly	2.875	3 Month GBP LIBOR	(33,265)	(20,065)
CNY	47,251	12/16/25	Quarterly	2.825	3 Month GBP LIBOR	(32,980)	(29,322)
USD	102	02/18/51	Maturity	2.382	12 Month US CPI	2,206	2,206
USD	75	02/24/51	Maturity	2.300	12 Month US CPI	3,701	3,701
USD	45	04/08/51	Maturity	2.390	12 Month US CPI	778	778
AUD	19,656	03/15/25	Quarterly	3 Month AUD Bank Bill Rate	0.530	(110,367)	(110,367)
AUD	3,250	06/21/25	Quarterly	3 Month AUD Bank Bill Rate	1.018	(1,747)	(1,747)
CNY	172,760	06/16/26	Quarterly	3 Month GBP LIBOR	2.860	113,207	113,207
Total						(45,821)	16,957

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[6](%)	Payments received by the Portfolio[6](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	JPY	7,532	12/03/21	Monthly	NITTO BOSEKI Co. Ltd. Common Stock	1 Month USD LIBOR minus 39 bps	—	2,828	2,828
BOA	USD	1	05/21/21	At maturity	S&P 500 Index	0.000	—	(101,804)	(101,804)
BOA	JPY	7,903	11/29/21	Monthly	Lixil Group Corp. Common Stock	1 Month USD LIBOR minus 44 bps	—	2,789	2,789
BOA	SEK	791	11/29/21	Monthly	NIBE Industrier AB Common Stock	1M SIBOR minus 35 bps	(88)	3,171	3,083
BOA	USD	93	11/29/21	Monthly	CAE, Inc. Common Stock	1 Month USD LIBOR minus 25 bps	—	(904)	(904)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

OTC total return swaps—(continued)

BOA	USD	88	11/29/21	Monthly	Vicor Corp. Common Stock	1 Month USD LIBOR minus 25 bps	—	10	10
BOA	USD	85	11/29/21	Monthly	Monolithic Power Syntems, Inc. Common Stock	1 Month USD LIBOR minus 4 bps	—	5,244	5,244
BOA	USD	79	11/29/21	Monthly	Fortive Corp. Common Stock	1 Month USD LIBOR	—	3,590	3,590
BOA	USD	76	11/29/21	Monthly	Parker-Hannifin Corp. Common Stock	1 Month USD LIBOR	—	1,371	1,371
BOA	USD	76	11/29/21	Monthly	Illinois Tool Works Inc. Common Stock	1 Month USD LIBOR	—	(366)	(366)
BOA	EUR	3,165	07/09/21	Monthly	MSCI World Net Total Return USD Index	1 Month EURIBOR minus 33 bps	—	(24,430)	(24,430)
BOA	CHF	60	11/29/21	Monthly	Belimo Holding AG Common Stock	1 Month USD LIBOR minus 35 bps	6	2,101	2,107
BOA	CHF	77	11/29/21	Monthly	EMS- Chemie Holding AG-REG Common Stock	1 Month USD LIBOR minus 35 bps	—	2,118	2,118
BOA	CHF	73	11/29/21	Monthly	Gebereit AG-REG Common Stock	1 Month USD LIBOR minus 5 bps	23	2,761	2,784
BOA	EUR	61	11/29/21	Monthly	MTU Aero Engines AG Common Stock	1 month EURIBOR minus 35 bps	53	(3,691)	(3,638)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

OTC total return swaps—(continued)

BOA	EUR	67	11/29/21	Monthly	Warehouse De Pauw SCA Common Stock	1 month EURIBOR minus 15 bps	—	(2,868)	(2,868)
BOA	GBP	57	11/29/21	Monthly	Spirax-Sarco Engineerings PLC Common Stock	1 Month USD LIBOR minus 35 bps	—	(2,804)	(2,804)
BOA	EUR	60	11/29/21	Monthly	Ferrari NV Common Stock	1 month EURIBOR minus 20 bps	(56)	(7,464)	(7,520)
BOA	EUR	1,483	04/21/22	Monthly	MSCIEMU Net Total Return EUR Index	1 Month EURIBOR minus 32 bps	—	(9,590)	(9,590)
JPMCB	EUR	125	03/31/21	Monthly	Euskaltel SA	0.256	—	(4,871)	(4,871)
JPMCB	USD	13	06/15/21	Monthly	0.411	Grubhub, Inc.	—	8,370	8,370
JPMCB	EUR	9	06/15/21	Monthly	Just Eat Takeaway.com N.V.	0.785	—	44,224	44,224
JPMCB	USD	24	07/15/21	Monthly	0.411	Maxim Integrated Products, Inc.	—	579,605	579,605
JPMCB	USD	14	07/15/21	Monthly	Analog Devices, Inc.	0.240	—	(535,530)	(535,530)
JPMCB	USD	3	10/20/21	Monthly	0.411	CIT Group, Inc.	—	79,182	79,182
JPMCB	USD	—	10/20/21	Monthly	First Citizens BancShares, Inc.	0.240	—	(81,350)	(81,350)
JPMCB	USD	41	10/25/21	Monthly	0.411	PNM Resources, Inc.	—	(16,586)	(16,586)
JPMCB	USD	15	10/29/21	Monthly	0.411	Xilinx, Inc.	—	81,866	81,866
JPMCB	USD	23	10/29/21	Monthly	Advanced Micro Devices, Inc.	0.240	—	(91,061)	(91,061)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

OTC total return swaps—(continued)

JPMCB	USD	37	11/12/21	Monthly	0.411	Navistar International Corp.	—	12,130	12,130
JPMCB	GBP	146	11/22/21	Monthly	0.348	RSA Insurance Group PLC	—	12,662	12,662
JPMCB	USD	32	12/06/21	Monthly	0.411	Slack Technologies, Inc.	—	(14,819)	(14,819)
JPMCB	USD	2	12/06/21	Monthly	salesforce.com, Inc.	0.240	—	(19,878)	(19,878)
JPMCB	USD	12	12/16/21	Monthly	0.411	Alexion Pharmaceuticals, Inc.	—	127,689	127,689
JPMCB	USD	26	12/16/21	Monthly	0.411	TCF Financial Corp.	—	203,842	203,842
JPMCB	USD	78	12/16/21	Monthly	Huntington Bancshares, Inc.	0.240	—	(198,448)	(198,448)
JPMCB	USD	24	12/16/21	Monthly	AstraZeneca PLC	0.251	—	(56,267)	(56,267)
JPMCB	USD	5	12/20/21	Monthly	0.411	Tilray, Inc.	—	31,817	31,817
JPMCB	USD	6	12/20/21	Monthly	Aphria, Inc.	1.270	—	(43,609)	(43,609)
JPMCB	EUR	12	12/22/21	Monthly	Tikkurila Oyj	0.256	—	129,640	129,640
JPMCB	USD	39	12/23/21	Monthly	0.411	Aerojet Rocketdyne Holdings, Inc.	—	(225,990)	(225,990)
JPMCB	USD	17	01/06/22	Monthly	0.411	Magellan Health, Inc.	—	3,804	3,804
JPMCB	USD	39	01/06/22	Monthly	0.411	FLIR Systems, Inc.	—	269,366	269,366
JPMCB	USD	3	01/06/22	Monthly	Teledyne Technologies, Inc.	0.240	—	(201,883)	(201,883)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

OTC total return swaps—(continued)

JPMCB	USD	84	01/10/22	Monthly	0.411	Change Healthcare, Inc.	—	(82,681)	(82,681)
JPMCB	USD	9	01/21/22	Monthly	0.411	Coherent, Inc.	—	449,854	449,854
JPMCB	USD	26	01/27/22	Monthly	0.411	Cardtronics PLC	—	4,046	4,046
JPMCB	USD	72	01/31/22	Monthly	0.411	Perspecta, Inc.	—	17,537	17,537
JPMCB	USD	1	02/07/22	Monthly	Jazz Pharmaceuticals PLC	0.240	—	(1,977)	(1,977)
JPMCB	USD	8	02/07/22	Monthly	0.411	GW Pharmaceuticals PLC	—	40,345	40,345
JPMCB	EUR	27	02/10/22	Monthly	Dialog Semiconductor PLC	0.256	—	(3,912)	(3,912)
JPMCB	EUR	12	02/22/22	Monthly	Siltronic AG	0.256	—	(18,544)	(18,544)
JPMCB	CAD	16	02/22/22	Monthly	0.713	Cineplex, Inc.	—	7,211	7,211
JPMCB	USD	91	02/24/22	Monthly	0.411	People's United Financial, Inc.	—	(2,250)	(2,250)
JPMCB	USD	11	02/24/22	Monthly	M&T Bank Corp.	0.240	—	(31,277)	(31,277)
JPMCB	USD	17	02/24/22	Monthly	Goodyear Tire & Rubber Co.	0.240	—	7,305	7,305
JPMCB	USD	19	02/24/22	Monthly	0.411	Cooper Tire & Rubber Co.	—	(5,474)	(5,474)
JPMCB	USD	15	02/28/22	Monthly	0.411	PRA Health Sciences, Inc.	—	289,767	289,767
JPMCB	USD	6	02/28/22	Monthly	ICON PLC	0.240	—	(205,719)	(205,719)
JPMCB	USD	37	03/10/22	Monthly	0.411	Athene Holding Ltd.	—	326,932	326,932
JPMCB	USD	39	03/10/22	Monthly	Apollo Global Management, Inc.	0.240	—	(309,277)	(309,277)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

OTC total return swaps—(continued)

JPMCB	USD	9	03/11/22	Monthly	0.411	Willis Towers Watson PLC	—	296,705	296,705
JPMCB	CAD	71	03/17/22	Monthly	0.813	Shaw Communications, Inc.	—	105,864	105,864
JPMCB	USD	8	03/24/22	Monthly	0.411	Kansas City Southern	—	332,613	332,613
JPMCB	USD	4	03/24/22	Monthly	Canadian Pacific Railway Ltd.	0.240	—	(52,501)	(52,501)
JPMCB	USD	7	03/25/22	Monthly	Middleby Corp.	0.240	—	(39,838)	(39,838)
JPMCB	USD	7	03/29/22	Monthly	II-VI, Inc.	0.240	—	(631)	(631)
JPMCB	USD	9	04/01/22	Monthly	Aon PLC	0.240	—	(176,856)	(176,856)
JPMCB	USD	—	04/08/22	Monthly	0.411	Flagstar Bancorp, Inc.	—	(426)	(426)
JPMCB	USD	39	04/14/22	Monthly	0.412	Nuance Communications, Inc.	—	7,051	7,051
JPMCB	USD	5	04/14/22	Monthly	0.412	Luminex Corp.	—	(792)	(792)
JPMCB	USD	55	04/19/22	Monthly	0.410	Weingarten Realty Investors	—	82,685	82,685
JPMCB	USD	47	04/19/22	Monthly	0.414	PPD, Inc.	—	7,931	7,931
JPMCB	USD	75	04/19/22	Monthly	Kimco Realty Corp.	0.240	—	(73,402)	(73,402)
JPMCB	USD	2	04/20/22	Monthly	Bally's Corp.	0.341	—	(482)	(482)
JPMCB	GBP	18	04/20/22	Monthly	0.347	Gamesys Group PLC	—	2,006	2,006
JPMCB	USD	41	04/21/22	Monthly	0.411	Knoll, Inc.	—	24,469	24,469
JPMCB	USD	13	04/21/22	Monthly	Herman Miller, Inc.	0.240	—	(17,592)	(17,592)
JPMCB	USD	56	04/25/22	Monthly	0.410	Welbilt, Inc.	—	46,645	46,645

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

OTC total return swaps—(continued)

JPMCB	USD	2	04/28/22	Monthly	New York Community Bancorp, Inc.	0.240	—	1,289	1,289
JPMCB	USD	8	04/28/22	Monthly	0.413	Meridian Bancorp, Inc.	—	(2,954)	(2,954)
JPMCB	USD	2	04/28/22	Monthly	Independent Bank Corp.	0.248	—	2,993	2,993
JPMCB	USD	12	05/03/22	Monthly	0.000	VEREIT, Inc.	—	1,783	1,783
JPMCB	USD	8	05/03/22	Monthly	0.000	Realty Income Corp.	—	(2,059)	(2,059)
MSCI	USD	15	03/31/22	Monthly	Morgan Stanley Custom Intraday Strategy	12 Month USD LIBOR	—	(432)	(432)
MSCI	USD	12	03/31/22	Monthly	Morgan Stanley Custom Intraday Strategy	12 Month USD LIBOR	—	4,345	4,345
MSCI	USD	9	03/31/22	Monthly	Morgan Stanley Custom Intraday Strategy	12 Month USD LIBOR	—	(528)	(528)
MSCI	USD	110	10/31/22	At maturity	Dow Jones U.S. Real Estate Index	1 Day Federal Fund Rate minus 20 bps	—	(5,532)	(5,532)
MSCI	USD	520	10/31/22	At maturity	Financial Select Sector Index	1 Day Federal Fund Rate minus 35 bps	—	(150,060)	(150,060)
MSCI	USD	673	10/31/22	At maturity	Health Care Select Sector Index	1 Day Federal Fund Rate minus 25 bps	—	(206,215)	(206,215)
MSCI	USD	407	10/31/22	At maturity	Home Depot Common Stock	1 Day Federal Fund Rate minus 30 bps	—	(70,888)	(70,888)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

OTC total return swaps—(continued)

MSCI	USD	13	12/21/22	At maturity	1 Day Federal Fund Rate plus 55 bps	Cellnex Telecom N.A., Common Stock	—	113,007	113,007
MSCI	USD	836	04/11/24	At maturity	S&P Software & Service Select Industry Total Return Index	1 Day Federal Fund Rate plus 7 bps	—	(34,560)	(34,560)
MSCI	USD	140	10/31/22	At maturity	Walmart, Inc., common stocks	1 Day Federal Fund Rate minus 30 bps	—	4,019	4,019
MSCI	USD	1,536	10/31/22	At maturity	Russell 1000 Index	1 Day Federal Fund Rate minus 0 bps	—	(88,243)	(88,243)
MSCI	USD	281	10/31/22	At maturity	Aflac Inc. Common Stock	1 Day Federal Fund Rate minus 30 bps	—	(11,749)	(11,749)
MSCI	USD	1,094	10/31/22	At maturity	S&P 500 Equal Weight Consumer Discretionary CME Index	1 Day Federal Fund Rate minus 35 bps	—	(128,757)	(128,757)
MSCI	USD	1,117	10/31/22	At maturity	S&P 500 Equal Weight Information Technology CME Index	1 Day Federal Fund Rate minus 35 bps	—	(51,855)	(51,855)
MSCI	USD	220	10/31/22	At maturity	S&P Regional Banks Select Industry Index	1 Day Federal Fund Rate minus 30 bps	—	(87,250)	(87,250)

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

OTC total return swaps—(concluded)

MSCI	USD	761	12/07/23	At maturity	S&P Pharmaceuticals Select Industry Index	1 Day Federal Fund Rate minus 35 bps	—	(39,016)	(39,016)
MSCI	USD	412	04/11/24	At maturity	S&P Semiconductors Select Industry Total Return Index	1 Day Federal Fund Rate minus 7 bps	—	(879)	(879)
MSCI	USD	1,741	04/24/24	At maturity	S&P 500 Equal Weight Industrials CME Index	1 Day Federal Fund Rate minus 35 bps	—	(125,217)	(125,217)
SG	USD	2	03/31/22	At maturity	Advised Intraday Trend Index	1 Month USD LIBOR	—	(253)	(253)
							(62)	112,291	112,229

OTC Variance swap agreements

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BOA	USD	71	06/18/21	Pay	S&P 500 Index	27.7	—	685,987	685,987
GS	USD	136	06/18/21	Pay	S&P 500 Index	29.25	—	1,437,876	1,437,876
							—	2,123,863	2,123,863

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	AUD	12,198,241	USD	9,320,193	06/16/21	(78,569)
BB	AUD	18,007,276	USD	13,948,762	06/16/21	74,131
BB	CAD	21,520,061	USD	17,244,109	06/16/21	(265,589)
BB	CHF	11,921,806	USD	12,854,339	06/16/21	(214,665)
BB	EUR	2,784,417	USD	3,324,255	06/16/21	(26,208)
BB	GBP	5,926,738	USD	8,210,869	06/16/21	24,922
BB	GBP	3,593,574	USD	4,955,775	06/16/21	(7,631)
BB	JPY	925,490,879	USD	8,511,811	06/16/21	40,921

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

BB	JPY	68,964,862	USD	628,762	06/16/21	(2,463)
BB	NOK	143,713,274	USD	16,982,065	06/16/21	(283,927)
BB	NZD	42,328,572	USD	30,456,605	06/16/21	171,098
BB	SEK	60,563,985	USD	7,097,606	06/16/21	(59,369)
BB	SEK	67,936,199	USD	8,066,480	06/16/21	38,314
BB	SGD	5,079,769	USD	3,774,819	06/16/21	(41,842)
BB	USD	19,349,576	AUD	24,973,982	06/16/21	(107,087)
BB	USD	8,846,024	AUD	11,569,896	06/16/21	68,596
BB	USD	22,123,541	CAD	27,785,402	06/16/21	483,923
BB	USD	1,234,233	CHF	1,150,842	06/16/21	27,352
BB	USD	167,095	CHF	152,295	06/16/21	(145)
BB	USD	29,937,592	EUR	25,109,182	06/16/21	276,056
BB	USD	296,111	EUR	245,366	06/16/21	(864)
BB	USD	2,830,521	GBP	2,035,933	06/16/21	(18,512)
BB	USD	3,930,636	GBP	2,859,755	06/16/21	19,227
BB	USD	10,595,661	JPY	1,149,551,712	06/16/21	(73,973)
BB	USD	1,058,651	JPY	116,789,222	06/16/21	10,305
BB	USD	4,923,765	NOK	41,945,380	06/16/21	115,634
BB	USD	3,818,714	NOK	31,528,707	06/16/21	(30,794)
BB	USD	6,008,094	NZD	8,543,336	06/16/21	104,545
BB	USD	21,358,430	SEK	183,903,640	06/16/21	373,857
BB	USD	6,477,140	SEK	54,498,048	06/16/21	(36,988)
BB	USD	5,456,430	SGD	7,323,754	06/16/21	46,237
BB	USD	4,605,171	SGD	6,108,706	06/16/21	(15,425)
BNP	CHF	278,000	USD	304,769	05/25/21	197
BNP	EUR	242,000	USD	285,777	05/25/21	(5,286)
BNP	EUR	790,500	USD	958,560	05/25/21	7,792
BNP	EUR	4,090,018	USD	4,893,249	07/21/21	(31,877)
BNP	EUR	1,924,819	USD	2,319,408	07/21/21	1,576
BNP	NOK	2,786,000	USD	335,702	05/25/21	996
BNP	TWD	7,187,300	USD	260,996	05/25/21	3,687
BNP	USD	332,071	GBP	239,610	05/25/21	(1,145)
BNP	USD	166,572	HKD	1,295,000	05/25/21	154
BNP	USD	137,654	JPY	14,796,117	05/25/21	(2,253)
BOA	EUR	3,181,552	USD	3,836,279	05/25/21	9,693
BOA	INR	12,662,450	USD	170,000	05/25/21	(346)
BOA	KRW	898,218,000	USD	801,322	05/25/21	(6,183)
BOA	RUB	180,596,588	USD	2,364,000	05/25/21	(31,411)
BOA	USD	260,566	CHF	240,859	05/25/21	3,315
BOA	USD	1,415,964	EUR	1,186,000	05/25/21	10,489
BOA	USD	6,465,635	EUR	5,362,211	05/25/21	(16,278)
BOA	USD	1,250,000	RUB	93,148,750	05/25/21	(14,487)
CITI	EUR	1,527,852	USD	1,839,126	05/25/21	1,514
CITI	GBP	956,281	USD	1,326,283	05/25/21	5,559

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

CITI	HKD	1,340,000	USD	172,547	05/25/21	28
CITI	JPY	1,505,117	USD	13,920	05/25/21	146
CITI	USD	152,840	GBP	111,000	05/25/21	463
GS	BRL	7,275,530	USD	1,259,963	05/25/21	(76,798)
GS	CLP	1,725,448,920	USD	2,460,000	05/25/21	32,587
GS	USD	2,519,927	BRL	14,096,474	05/25/21	70,073
GSI	BRL	7,287,002	USD	1,259,964	05/25/21	(78,905)
GSI	EUR	5,057,000	USD	6,116,075	05/25/21	33,809
GSI	GBP	223,000	USD	308,478	05/25/21	491
GSI	SEK	24,856,087	NOK	25,318,269	05/25/21	105,030
GSI	USD	308,467	GBP	223,000	05/05/21	(493)
GSI	USD	416,757	SEK	3,546,270	05/25/21	2,223
JPMCB	CAD	133,572	USD	108,226	06/30/22	(431)
JPMCB	EUR	605,000	USD	719,695	05/25/21	(7,964)
JPMCB	EUR	986,699	USD	1,193,714	05/25/21	6,970
JPMCB	EUR	784,978	USD	955,620	05/28/21	11,438
JPMCB	NOK	5,653,572	USD	684,834	05/25/21	5,621
JPMCB	SEK	9,833,181	NOK	9,930,500	05/25/21	31,276
JPMCB	SEK	4,114,000	USD	488,091	05/25/21	2,034
JPMCB	USD	121,586	GBP	87,849	10/29/21	(204)
MSCI	AUD	40,151,863	USD	31,344,896	06/16/21	407,830
MSCI	AUD	17,774,022	USD	13,563,292	06/16/21	(131,617)
MSCI	CAD	29,431,672	USD	23,441,539	06/16/21	(505,404)
MSCI	CHF	22,859,800	USD	24,682,334	06/16/21	(377,191)
MSCI	CHF	229,048	USD	251,798	06/16/21	709
MSCI	EUR	1,272,200	USD	1,536,492	05/25/21	6,363
MSCI	EUR	13,367,803	USD	15,974,595	06/16/21	(110,760)
MSCI	EUR	2,159,074	USD	2,606,419	06/16/21	8,425
MSCI	GBP	272,900	USD	380,787	05/25/21	3,884
MSCI	GBP	23,400,167	USD	32,712,190	06/16/21	392,132
MSCI	GBP	2,339,335	USD	3,221,435	06/16/21	(9,630)
MSCI	HKD	1,295,000	USD	166,976	05/25/21	250
MSCI	JPY	139,470,021	USD	1,309,159	05/25/21	32,846
MSCI	JPY	1,511,204,713	USD	13,949,874	06/16/21	118,027
MSCI	JPY	761,805,681	USD	6,953,394	06/16/21	(19,308)
MSCI	NOK	2,045,090	USD	247,320	05/25/21	1,626
MSCI	NOK	166,050,106	USD	19,561,949	06/16/21	(387,634)
MSCI	NZD	9,803,641	USD	7,042,456	06/16/21	28,087
MSCI	NZD	17,676,536	USD	12,457,045	06/16/21	(190,270)
MSCI	SEK	15,012,537	NOK	15,386,231	05/25/21	74,795
MSCI	SEK	130,636,265	USD	15,333,463	06/16/21	(104,104)
MSCI	SEK	11,622,445	USD	1,380,774	06/16/21	7,324
MSCI	SGD	15,896,002	USD	11,807,577	06/16/21	(135,806)
MSCI	SGD	3,105,908	USD	2,336,593	06/16/21	2,984
MSCI	USD	7,733,833	AUD	9,981,003	06/16/21	(43,455)
MSCI	USD	3,517,774	AUD	4,637,339	06/16/21	55,302
MSCI	USD	13,544,428	CAD	17,003,708	06/16/21	290,561

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

MSCI	USD	40,199	CHF	37,141	05/25/21	492
MSCI	USD	3,735,955	CHF	3,456,981	06/16/21	53,680
MSCI	USD	2,460,000	CLP	1,731,225,000	05/25/21	(24,461)
MSCI	USD	234,251	EUR	195,789	05/25/21	1,233
MSCI	USD	13,781,075	EUR	11,656,035	06/16/21	244,525
MSCI	USD	9,321,927	EUR	7,731,791	06/16/21	(18,333)
MSCI	USD	105,945	GBP	75,790	05/25/21	(1,271)
MSCI	USD	5,274,621	GBP	3,796,171	06/16/21	(31,391)
MSCI	USD	2,844,049	GBP	2,076,393	06/16/21	23,842
MSCI	USD	8,317,068	JPY	902,032,806	06/16/21	(60,886)
MSCI	USD	1,539,449	JPY	169,091,905	06/16/21	8,226
MSCI	USD	29,326,711	NOK	249,395,831	06/16/21	636,188
MSCI	USD	6,150,572	NOK	50,939,234	06/16/21	(30,634)
MSCI	USD	28,121,944	NZD	39,127,676	06/16/21	(126,635)
MSCI	USD	7,617,514	NZD	10,906,593	06/16/21	186,003
MSCI	USD	1,250,000	RUB	93,418,750	05/25/21	(10,905)
MSCI	USD	35,863,597	SEK	305,830,153	06/16/21	277,007
MSCI	USD	253,899	SEK	2,136,486	06/16/21	(1,426)
MSCI	USD	16,145,713	SGD	21,672,995	06/16/21	138,185
MSCI	USD	1,044,957	SGD	1,388,823	06/16/21	(1,472)
SG	GBP	1,881,318	USD	2,620,413	05/25/21	22,115
SG	RUB	10,226,583	USD	136,000	05/25/21	356
SG	USD	258,745	EUR	216,000	05/25/21	1,047
SG	USD	153,519	GBP	110,000	05/25/21	(1,597)
SG	USD	470,128	JPY	51,378,247	05/25/21	42
SG	USD	67,287	SEK	567,730	05/25/21	(212)
Net unrealized appreciation (depreciation)						1,383,851

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Alternative Strategies Investments

Portfolio of investments – April 30, 2021 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	242,790,944	1,739,739	—	244,530,683
Preferred stocks	434,149	—	—	434,149
Investment companies	29,899,999	—	—	29,899,999
Warrants	19,939	—	—	19,939
Corporate bonds	—	59,914,285	—	59,914,285
Short-term investments	—	108,496,407	—	108,496,407
Short-term U.S. Treasury obligations	—	30,999,376	—	30,999,376
Equity and foreign exchange options purchased	1,411,084	—	—	1,411,084
Futures contracts	546,378	—	—	546,378
Swap agreements	—	6,774,370	—	6,774,370
Forward foreign currency contracts	—	5,246,365	—	5,246,365
Total	275,102,493	213,170,542	—	488,273,035

Liabilities
Investments sold short	(145,793,217)	(5,256,263)	—	(151,049,480)
Equity options written	(1,179,517)	—	—	(1,179,517)
Futures contracts	(852,350)	—	—	(852,350)
Swap agreements	—	(4,312,092)	—	(4,312,092)
Forward foreign currency contracts	—	(3,862,514)	—	(3,862,514)
Total	(147,825,084)	(13,430,869)	—	(161,255,953)

At April 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
[1]	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $34,917,594, represented 7.6% of the Portfolio's net assets at period end.
[3]	Rates shown reflect yield at April 30, 2021.
[4]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[5]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
[6]	Payments made or received are based on the notional amount.

Glossary of terms used in the Portfolio of investments (unaudited)

January 31, 2021 (unaudited)

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
MTN	Medium Term Note
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SIBOR	Singapore Interbank Offered Rate
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank

See accompanying notes to financial statements

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s Semi annual report to shareholders dated January 31, 2021.